Filed with the Securities and Exchange Commission on April 22, 2020.

Registration No. 333-17663

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

POST-EFFECTIVE AMENDMENT NO. 38

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

SEPARATE ACCOUNT FP OF	Mark Pearson, Chief Executive Officer
AXA EQUITABLE LIFE INSURANCE COMPANY	AXA Equitable Life Insurance Company
(Exact Name of Trust)	1290 Avenue of the Americas New York, New York 10104 (Name and Address of Agent for Service)
AXA EQUITABLE LIFE INSURANCE COMPANY
(Exact Name of Depositor)

1290 Avenue of the Americas New York, New York 10104
(Address of Depositor’s Principal Executive Offices)

Telephone Number, Including Area Code: (212) 554-1234

Please send copies of all communications to:

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10104

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

NOTE

This Post Effective Amendment No. 38 (“PEA”) to the Form S-6 Registration Statement No. 333-17663 (“Registration Statement”) of AXA Equitable Life Insurance Company “AXA Equitable”) and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplements to the Incentive Life Plus(R) prospectuses. The supplements contain year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Incentive Life(R), Incentive Life PlusSM or Special Offer Policy prospectus, or any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

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Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

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Equitable Financial Life Insurance Company

Variable Life Insurance Policies

Prospectus supplement for Incentive Life Plus® dated May 1, 2020

This prospectus Supplement updates certain information in the most recent prospectus you received for your Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

(1)	ABOUT THE PORTFOLIOS OF THE TRUSTS.

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

Copyright 2020 Equitable Financial Life Insurance Company

All rights reserved.

#843821

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (”the EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Premier VIP Trust(+++) Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND(*)(1)	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	Seeks a high level of total return.	• Equitable Investment Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO MERGERS & ACQUISITIONS	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE(**)(2)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/500 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION(*)(2)	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE(**)(4)	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH(*)(3)(**)(5)	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CLEARBRIDGE LARGE CAP GROWTH	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GLOBAL BOND PLUS	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International) Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/GOLDMAN SACHS MID CAP VALUE	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/JANUS ENTERPRISE(**)(3)	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LAZARD EMERGING MARKETS EQUITY	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(4)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY (**)(6)	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY(+)	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(++)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH(**)(1)	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc.

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EQ Advisors Trust Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/PIMCO REAL RETURN	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Funds Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

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AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company

Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)

Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation. Its secondary goal is income.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts — Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

PIMCO Variable Insurance Trust — Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

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T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

VanEck VIP Trust Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation

(+)	For this Portfolio only, we offer Class IA Shares — not Class IB Shares.
(++)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(+++)	Formerly known as AXA Premier VIP Trust
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(1)	Charter Multi-Sector Bond

(2)	All Asset Growth-Alt 20

(3)	EQ/Capital Guardian Research

(4)	EQ/MFS International Value

(**)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(1)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

(2)	Charter Small Cap Value	1290 VT Small Cap Value

(3)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(4)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(5)	EQ/UBS Growth & Income	EQ/Capital Guardian Research

(6)	EQ/MFS Technology II	EQ/MFS Technology

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

(1)    About the Trusts.  The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2)    SPECIAL SERVICES CHARGES.  We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all contracts or policies. If you need additional information about the services, please contact us.

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Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Policy illustration charge.  We do not charge for illustrations. We reserve the right to charge in the future.

Duplicate policy/contract charge.  We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Policy history charge.  We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Charge for returned payments.  For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3)    MANAGING YOUR ALLOCATIONS.  The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4)    INVESTMENT PORTFOLIOS.  Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.58%	Highest 2.37%

(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.58%	Highest 2.26%

(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

(5)    THE COMPANY.  We are Equitable Financial Life Insurance Company (“the Company”) a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

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(6)    HOW TO REACH US.  To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:00 am to 7:00 pm and Friday, 8:00 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

By Internet:

Visit our website at www.equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail); and

(4)	designation of new policy owner(s) and beneficiaries.

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;

(b)	transfers among investment options (not submitted by e-mail); and

(c)	changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone, (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information please see your prospectus. In the future, we may require that certain requests be completed over the Internet.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if

14

applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

Our asset rebalancing service.  You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(7)    INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION.  As described in your prospectus, your policy permits you to transfer a limited amount of your policy’s account value out of the guaranteed interest option (“GIO”) during certain time periods (the “GIO Transfer Period”). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

You can request a transfer via the Internet by visiting our website at www.equitable.com and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option® (“MSO”), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

(8)    DISRUPTIVE TRANSFER ACTIVITY.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have

15

the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(9)    TAX INFORMATION.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans

16

taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% Tax on Net Investment Income or “NII”.  The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

(10)    CUSTOMER LOYALTY CREDIT.  We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

(11)    COST OF INSURANCE CHARGE REDUCTION

Currently, after your policy has been in force for a certain number of years, you are eligible for a non-guaranteed reduction in the monthly cost of insurance charge applied to your policy. The amount of this reduction is calculated as a percentage of your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed. Please see your most recent prospectus for more details, including (i) the number of years your policy must be in force in order to be eligible for this reduction and (ii) the applicable percentage reduction, which increases over time up to a specified maximum amount.

17

Starting on policy anniversaries that fall on or after April 1, 2015, the amount of the reduction in your monthly cost of insurance charge will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy’s GIO on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

Please note that if your Incentive Life Plus® policy was issued in New York, this change may not apply.

Please note that if your Incentive Life Plus® policy was issued in New York, this change may not apply.  To determine if this change applies to your policy or if you would like additional information about this change, please contact our Administrative Office.

*	The guaranteed interest option is part of what your policy and other supplemental material may refer to as the “Guaranteed Interest Account” or “Guaranteed Interest Division”.

(12)    MATURITY.  If the insured person is still living on the policy anniversary closest to the policy maturity date (the Final Policy Date for your policy), we will pay you the policy’s account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are “restricted” as a result of previously distributed “living benefits.” The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy’s maturity date. The rider, if elected, will allow the policy to be kept in force until the insured’s death, subject to the policy’s loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy’s maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(13)    COVID-19.  The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the policy, such as purchasing the policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

(14)    CYBERSECURITY RISKS AND CATASTROPHIC EVENTS.  We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact

18

the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

(15)    FINANCIAL STATEMENTS.  The (i) financial statements of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this Prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company have relevance to the policies only to the extent that they bear upon the ability of the Company to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Our general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(16)    MANAGEMENT.  A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/INVESCO INTERNATIONAL GROWTH(3)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/JANUS ENTERPRISE(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(2)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT NATURAL RESOURCES(2)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(2)	EQ/LAZARD EMERGING MARKETS EQUITY(3)
1290 VT SMARTBETA EQUITY(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
ALL ASSET GROWTH-ALT 20(1)	EQ/MFS INTERNATIONAL VALUE(3)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/MFS MID CAP FOCUSED GROWTH(3)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/MFS UTILITIES SERIES(3)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/MID CAP INDEX(1)
CHARTERSM MULTI-SECTOR BOND(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
CHARTERSM SMALL CAP GROWTH(1)	EQ/MODERATE ALLOCATION(1)
CHARTERSM SMALL CAP VALUE(1)	EQ/MODERATE GROWTH STRATEGY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/MONEY MARKET(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/OPPENHEIMER GLOBAL(2)
EQ/2000 MANAGED VOLATILITY(1)	EQ/PIMCO GLOBAL REAL RETURN(2)
EQ/AB SMALL CAP GROWTH(1)	EQ/PIMCO REAL RETURN(3)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/PIMCO TOTAL RETURN(3)
EQ/AMERICAN CENTURY MID CAP VALUE(3)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/BALANCED STRATEGY(1)	EQ/QUALITY BOND PLUS(1)
EQ/BLACKROCK BASIC VALUE EQUITY(1)	EQ/SCIENCE AND TECHNOLOGY(3)
EQ/CAPITAL GUARDIAN RESEARCH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/COMMON STOCK INDEX(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(3)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/UBS GROWTH & INCOME(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/WELLINGTON ENERGY(3)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(2)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	FIDELITY® VIP HIGH INCOME PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(3)	IVY VIP HIGH INCOME(1)
EQ/FRANKLIN RISING DIVIDENDS(3)	IVY VIP SMALL CAP GROWTH(1)
EQ/FRANKLIN STRATEGIC INCOME(3)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(2)
EQ/GLOBAL BOND PLUS(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(3)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	FRANKLIN MUTUAL SHARES VIP FUND(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	INVESCO V.I. MID CAP CORE EQUITY FUND(1)
EQ/INVESCO COMSTOCK(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/INVESCO GLOBAL REAL ESTATE(3)	IVY VIP GLOBAL EQUITY INCOME(1)

FSA-2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)	TARGET 2025 ALLOCATION(1)
MULTIMANAGER AGGRESSIVE EQUITY(1)	TARGET 2035 ALLOCATION(1)
MULTIMANAGER CORE BOND(1)	TARGET 2045 ALLOCATION(1)
MULTIMANAGER MID CAP GROWTH(1)	TARGET 2055 ALLOCATION(1)
MULTIMANAGER MID CAP VALUE(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
MULTIMANAGER TECHNOLOGY(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
NATURAL RESOURCES PORTFOLIO(1)	TEMPLETON GROWTH VIP FUND(1)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)
T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)	VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO(1)
TARGET 2015 ALLOCATION(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period July 15, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$1,838,090	$13,014,560	$1,944,577	$22,300,412	$16,080,046	$197,130,328
Receivable for shares of the Portfolios sold	—	—	—	—	35,010	48,111
Receivable for policy-related transactions	1,770	940	85	2,094	—	—

Total assets	1,839,860	13,015,500	1,944,662	22,302,506	16,115,056	197,178,439

Liabilities:
Payable for shares of the Portfolios purchased	1,764	840	81	2,094	—	—
Payable for policy-related transactions	—	—	—	—	35,010	48,211

Total liabilities	1,764	840	81	2,094	35,010	48,211

Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Net Assets:
Accumulation unit values	$1,838,096	$13,014,660	$1,944,581	$22,299,344	$16,079,213	$197,129,035
Retained by AXA Equitable in Separate Account FP	—	—	—	1,068	833	1,193

Total Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Investments in shares of the Portfolios, at cost	$1,768,180	$12,270,709	$1,927,128	$25,920,407	$16,974,126	$176,022,785

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT NATURAL RESOURCES*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Assets:
Investments in shares of the Portfolios, at fair value	$204	$99	$11	$3,495,287	$2,997,390	$35,036,355
Receivable for shares of the Portfolios sold	—	—	—	—	—	3,260
Receivable for policy-related transactions	—	92	—	1,704	1,363	—

Total assets	204	191	11	3,496,991	2,998,753	35,039,615

Liabilities:
Payable for shares of the Portfolios purchased	—	92	—	1,695	1,363	—
Payable for policy-related transactions	—	—	—	—	—	3,260

Total liabilities	—	92	—	1,695	1,363	3,260

Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Net Assets:
Accumulation unit values	$204	$99	$11	$3,495,296	$2,783,656	$35,035,810
Retained by AXA Equitable in Separate Account FP	—	—	—	—	213,734	545

Total Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Investments in shares of the Portfolios, at cost	$204	$99	$11	$3,230,446	$2,549,085	$33,072,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$11,849,450	$31,079,771	$4,844,655	$68,105,320	$16,766,689	$28,847,017
Receivable for shares of the Portfolios sold	4,871	—	173,372	—	20,598	12,483
Receivable for policy-related transactions	—	45,590	—	—	—	—

Total assets	11,854,321	31,125,361	5,018,027	68,105,320	16,787,287	28,859,500

Liabilities:
Payable for shares of the Portfolios purchased	—	45,587	—	8,284	—	—
Payable for policy-related transactions	4,871	—	173,372	35,412	20,598	12,483

Total liabilities	4,871	45,587	173,372	43,696	20,598	12,483

Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Net Assets:
Accumulation unit values	$11,849,135	$31,079,774	$4,841,398	$67,502,623	$16,764,208	$28,765,252
Accumulation nonunitized	—	—	—	502,723	—	—
Retained by AXA Equitable in Separate Account FP	315	—	3,257	56,278	2,481	81,765

Total Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Investments in shares of the Portfolios, at cost	$10,493,460	$28,078,974	$4,795,670	$73,812,901	$15,363,068	$20,951,054

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,066,522	$5,507,087	$16,255,956	$5,977,044	$219,987,020	$159,724,765
Receivable for shares of the Portfolios sold	—	399	—	—	63,394	—
Receivable for policy-related transactions	1,674	—	2,651	2,405	—	5,638

Total assets	1,068,196	5,507,486	16,258,607	5,979,449	220,050,414	159,730,403

Liabilities:
Payable for shares of the Portfolios purchased	1,660	—	2,651	2,376	—	5,664
Payable for policy-related transactions	—	348	—	—	63,394	—

Total liabilities	1,660	348	2,651	2,376	63,394	5,664

Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Net Assets:
Accumulation unit values	$1,066,536	$5,507,138	$16,255,591	$5,977,073	$219,935,109	$159,652,896
Retained by AXA Equitable in Separate Account FP	—	—	365	—	51,911	71,843

Total Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Investments in shares of the Portfolios, at cost	$955,187	$5,397,101	$13,700,885	$5,797,758	$215,311,539	$152,604,820

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$60,985,774	$45,178,458	$208,599,027	$126,171,135	$95,075,614	$1,788,173,945
Receivable for shares of the Portfolios sold	56,534	—	319,508	18,063	232,463	3,063,288
Receivable for policy-related transactions	—	126	—	—	—	—

Total assets	61,042,308	45,178,584	208,918,535	126,189,198	95,308,077	1,791,237,233

Liabilities:
Payable for shares of the Portfolios purchased	—	126	—	—	—	—
Payable for policy-related transactions	56,534	—	320,237	18,063	232,463	3,474,991

Total liabilities	56,534	126	320,237	18,063	232,463	3,474,991

Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Net Assets:
Accumulation unit values	$60,979,423	$45,138,192	$208,502,094	$125,940,803	$94,994,718	$1,783,012,310
Accumulation nonunitized	—	—	—	—	—	4,037,077
Retained by AXA Equitable in Separate Account FP	6,351	40,266	96,204	230,332	80,896	712,855

Total Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Investments in shares of the Portfolios, at cost	$54,344,383	$41,328,109	$161,364,463	$94,954,610	$83,389,919	$1,077,386,762

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE-PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$27,902,369	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359
Receivable for shares of the Portfolios sold	79,603	197	—	55,344	—	—
Receivable for policy-related transactions	—	—	—	—	47,364	—

Total assets	27,981,972	8,069,863	3,022,484	32,787,141	80,231,755	359

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	47,364	—
Payable for policy-related transactions	79,624	197	—	55,344	—	—

Total liabilities	79,624	197	—	55,344	47,364	—

Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Net Assets:
Accumulation unit values	$27,899,202	$8,069,659	$3,022,484	$32,641,342	$80,166,721	$359
Retained by AXA Equitable in Separate Account FP	3,146	7	—	90,455	17,670	—

Total Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Investments in shares of the Portfolios, at cost	$28,215,133	$7,440,504	$2,927,937	$32,785,180	$79,478,707	$349

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,037,979,147	$111,738,151	$65,532,380	$36,985,137	$16,992,365	$139,334,087
Receivable for shares of the Portfolios sold	5,622,540	118,238	63,885	34,506	4,381	76,035

Total assets	1,043,601,687	111,856,389	65,596,265	37,019,643	16,996,746	139,410,122

Liabilities:
Payable for policy-related transactions	5,645,174	118,239	63,885	34,506	4,381	76,035

Total liabilities	5,645,174	118,239	63,885	34,506	4,381	76,035

Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Net Assets:
Accumulation unit values	$1,037,562,114	$111,732,606	$65,531,421	$36,793,427	$16,991,343	$139,274,643
Accumulation nonunitized	349,150	—	—	—	—	—
Retained by AXA Equitable in Separate Account FP	45,249	5,544	959	191,710	1,022	59,444

Total Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Investments in shares of the Portfolios, at cost	$688,879,046	$97,282,281	$55,879,111	$36,807,044	$16,897,252	$102,926,601

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$10,998,183	$70,894,316	$46,694,773	$56,423,921	$312,428,142	$5,658,335
Receivable for shares of the Portfolios sold	1,603	—	2,089	13,514	688,764	41
Receivable for policy-related transactions	—	26,638	—	—	—	—

Total assets	10,999,786	70,920,954	46,696,862	56,437,435	313,116,906	5,658,376

Liabilities:
Payable for shares of the Portfolios purchased	—	26,638	—	—	—	—
Payable for policy-related transactions	1,603	—	6,058	13,514	823,918	35

Total liabilities	1,603	26,638	6,058	13,514	823,918	35

Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Net Assets:
Accumulation unit values	$10,996,799	$70,894,298	$46,576,618	$56,338,230	$311,972,197	$5,658,341
Accumulation nonunitized	—	—	96,370	—	239,848	—
Retained by AXA Equitable in Separate Account FP	1,384	18	17,816	85,691	80,943	—

Total Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Investments in shares of the Portfolios, at cost	$9,586,353	$60,247,200	$46,055,994	$48,864,577	$289,178,025	$5,183,487

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Assets:
Investments in shares of the Portfolios, at fair value	$77,508,597	$30,394,682	$44,414,814	$37,891,570	$54,544,661	$59,291,602
Receivable for shares of the Portfolios sold	18,476	214,107	190,946	72,982	43,768	—
Receivable for policy-related transactions	—	—	—	—	—	18,108

Total assets	77,527,073	30,608,789	44,605,760	37,964,552	54,588,429	59,309,710

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	18,108
Payable for policy-related transactions	18,489	214,107	190,946	72,832	43,767	—

Total liabilities	18,489	214,107	190,946	72,832	43,767	18,108

Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Net Assets:
Accumulation unit values	$77,481,241	$30,385,723	$44,405,686	$37,891,720	$54,543,399	$59,149,632
Retained by AXA Equitable in Separate Account FP	27,343	8,959	9,128	—	1,263	141,970

Total Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Investments in shares of the Portfolios, at cost	$69,377,706	$26,710,501	$41,422,468	$33,071,277	$47,255,948	$53,459,337

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$34,569,292	$190,722,635	$293,575,187	$33,223,271	$396,164,119	$62,991,123
Receivable for shares of the Portfolios sold	11,186	216,390	26,886	2,419	80,886	155,386

Total assets	34,580,478	190,939,025	293,602,073	33,225,690	396,245,005	63,146,509

Liabilities:
Payable for policy-related transactions	11,185	216,389	26,871	2,419	95,040	155,386

Total liabilities	11,185	216,389	26,871	2,419	95,040	155,386

Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Net Assets:
Accumulation unit values	$34,512,191	$190,612,151	$293,366,016	$33,203,489	$395,858,053	$62,976,077
Accumulation nonunitized	—	—	—	—	128,939	—
Retained by AXA Equitable in Separate Account FP	57,102	110,485	209,186	19,782	162,973	15,046

Total Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Investments in shares of the Portfolios, at cost	$27,482,849	$140,938,473	$189,444,411	$31,310,885	$279,878,566	$56,744,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$52,140,938	$64,611,880	$127,839,864	$44,090,405	$2,834,610	$159,626,990
Receivable for shares of the Portfolios sold	245,515	126,240	256,486	136,722	80,998	150,061

Total assets	52,386,453	64,738,120	128,096,350	44,227,127	2,915,608	159,777,051

Liabilities:
Payable for policy-related transactions	245,515	126,240	256,414	136,722	80,983	150,060

Total liabilities	245,515	126,240	256,414	136,722	80,983	150,060

Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Net Assets:
Accumulation unit values	$52,139,099	$64,611,524	$127,839,936	$44,085,394	$2,834,553	$159,594,881
Retained by AXA Equitable in Separate Account FP	1,839	356	—	5,011	72	32,110

Total Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Investments in shares of the Portfolios, at cost	$43,844,019	$57,307,749	$108,348,302	$36,464,910	$2,506,762	$140,103,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$193,893,134	$851,461,644	$127,003,328	$449,464,832	$171,182,286	$144
Receivable for shares of the Portfolios sold	153,066	106,667	5,749	1,405,566	—	—
Receivable for policy-related transactions	—	—	—	—	—	144

Total assets	194,046,200	851,568,311	127,009,077	450,870,398	171,182,286	288

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	185,523	144
Payable for policy-related transactions	153,868	226,384	5,738	1,405,566	14,205,501	—

Total liabilities	153,868	226,384	5,738	1,405,566	14,391,024	144

Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Net Assets:
Accumulation unit values	$193,839,680	$848,672,689	$127,003,339	$449,429,995	$156,328,405	$144
Accumulation nonunitized	—	2,487,975	—	—	451,165	—
Retained by AXA Equitable in Separate Account FP	52,652	181,263	—	34,837	11,692	—

Total Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Investments in shares of the Portfolios, at cost	$140,224,245	$838,166,724	$110,126,683	$438,397,031	$171,185,704	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$33	$25,593,653	$81,038,650	$31,938,751	$41,488,629	$45,608,976
Receivable for shares of the Portfolios sold	—	—	438,058	—	30,310	166,506
Receivable for policy-related transactions	—	316,639	—	22,353	—	—

Total assets	33	25,910,292	81,476,708	31,961,104	41,518,939	45,775,482

Liabilities:
Payable for shares of the Portfolios purchased	—	316,639	—	22,353	—	—
Payable for policy-related transactions	—	—	438,058	—	32,796	166,506

Total liabilities	—	316,639	438,058	22,353	32,796	166,506

Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Net Assets:
Accumulation unit values	$33	$25,572,760	$81,032,397	$31,936,554	$41,352,945	$45,606,985
Accumulation nonunitized	—	—	—	—	59,905	—
Retained by AXA Equitable in Separate Account FP	—	20,893	6,253	2,197	73,293	1,991

Total Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Investments in shares of the Portfolios, at cost	$34	$24,640,153	$78,534,619	$32,189,605	$41,881,797	$37,196,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$109,529,624	$149,499,139	$7,497,493	$16,577,660	$11,073,765	$1,209,863
Receivable for shares of the Portfolios sold	156,085	4,610	123,236	4,972	—	—
Receivable for policy-related transactions	—	—	—	—	97,340	—

Total assets	109,685,709	149,503,749	7,620,729	16,582,632	11,171,105	1,209,863

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	97,340	—
Payable for policy-related transactions	156,085	4,610	123,235	4,972	—	—

Total liabilities	156,085	4,610	123,235	4,972	97,340	—

Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Net Assets:
Accumulation unit values	$109,493,898	$149,292,870	$7,495,915	$16,577,622	$11,061,355	$1,208,740
Retained by AXA Equitable in Separate Account FP	35,726	206,269	1,579	38	12,410	1,123

Total Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Investments in shares of the Portfolios, at cost	$110,869,640	$117,821,272	$6,475,024	$15,047,834	$14,451,327	$1,176,383

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882
Receivable for shares of the Portfolios sold	—	—	—	15,786	1,395,539	99,588
Receivable for policy-related transactions	14,372	—	1,291	—	—	—

Total assets	2,435,679	1,568,053	11,525,077	3,301,101	42,969,951	32,868,470

Liabilities:
Payable for shares of the Portfolios purchased	14,372	—	1,291	—	—	—
Payable for policy-related transactions	—	—	—	15,786	1,395,539	99,588

Total liabilities	14,372	—	1,291	15,786	1,395,539	99,588

Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Net Assets:
Accumulation unit values	$2,414,273	$1,567,989	$11,520,805	$3,285,150	$41,574,159	$32,751,071
Retained by AXA Equitable in Separate Account FP	7,034	64	2,981	165	253	17,811

Total Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Investments in shares of the Portfolios, at cost	$2,259,078	$1,568,053	$10,567,926	$3,271,970	$40,329,433	$33,282,471

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,695	$4,247,773
Receivable for shares of the Portfolios sold	—	—	108,732	11,116	80,040	16,099
Receivable for policy-related transactions	—	295	—	—	—	—

Total assets	1,153,059	194,784	9,970,155	13,363,886	17,942,735	4,263,872

Liabilities:
Payable for shares of the Portfolios purchased	—	295	—	—	—	—
Payable for policy-related transactions	—	—	108,732	11,116	80,015	16,044

Total liabilities	—	295	108,732	11,116	80,015	16,044

Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Net Assets:
Accumulation unit values	$1,132,522	$194,192	$9,861,247	$13,349,047	$17,862,685	$4,247,828
Retained by AXA Equitable in Separate Account FP	20,537	297	176	3,723	35	—

Total Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Investments in shares of the Portfolios, at cost	$1,072,193	$188,093	$10,132,958	$14,738,696	$17,197,971	$4,552,798

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$6,206,829	$691,686	$41,444,605	$14,853,445	$18	$4,514,807
Receivable for shares of the Portfolios sold	—	106	6,740	56,117	—	6,798
Receivable for policy-related transactions	18,569	—	—	—	—	—

Total assets	6,225,398	691,792	41,451,345	14,909,562	18	4,521,605

Liabilities:
Payable for shares of the Portfolios purchased	18,569	—	—	—	—	—
Payable for policy-related transactions	—	106	6,714	56,117	—	6,798

Total liabilities	18,569	106	6,714	56,117	—	6,798

Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Net Assets:
Accumulation unit values	$6,206,685	$685,575	$41,444,631	$14,853,398	$18	$4,514,793
Retained by AXA Equitable in Separate Account FP	144	6,111	—	47	—	14

Total Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Investments in shares of the Portfolios, at cost	$6,652,111	$767,972	$42,032,714	$16,719,426	$18	$3,956,060

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,873,542	$534,354,362	$62,580,388	$35,218,835	$36,238,966	$168,526,126
Receivable for shares of the Portfolios sold	—	1,336,752	108,588	23,509	25,580	66,925
Receivable for policy-related transactions	4,676	—	—	—	—	—

Total assets	11,878,218	535,691,114	62,688,976	35,242,344	36,264,546	168,593,051

Liabilities:
Payable for shares of the Portfolios purchased	4,676	—	—	—	—	—
Payable for policy-related transactions	—	1,509,779	108,606	23,509	25,580	67,213

Total liabilities	4,676	1,509,779	108,606	23,509	25,580	67,213

Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Net Assets:
Accumulation unit values	$11,873,285	$533,211,757	$62,558,374	$35,064,426	$35,973,103	$168,408,169
Accumulation nonunitized	—	814,734	—	—	—	—
Retained by AXA Equitable in Separate Account FP	257	154,844	21,996	154,409	265,863	117,669

Total Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Investments in shares of the Portfolios, at cost	$10,111,508	$273,751,876	$62,821,889	$32,248,052	$28,622,651	$131,267,109

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,355,592	$11,313,757	$16,187,945	$2,298,099	$14,448,970	$7,265,707
Receivable for shares of the Portfolios sold	585,490	—	—	41,262	329,884	13,548
Receivable for policy-related transactions	—	17,707	16,121	—	—	—

Total assets	1,941,082	11,331,464	16,204,066	2,339,361	14,778,854	7,279,255

Liabilities:
Payable for shares of the Portfolios purchased	—	18,739	16,121	—	—	—
Payable for policy-related transactions	585,473	—	—	41,262	329,884	13,517

Total liabilities	585,473	18,739	16,121	41,262	329,884	13,517

Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Net Assets:
Accumulation unit values	$1,355,609	$11,304,860	$16,187,294	$2,298,062	$14,448,899	$7,265,738
Retained by AXA Equitable in Separate Account FP	—	7,865	651	37	71	—

Total Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Investments in shares of the Portfolios, at cost	$1,400,173	$13,404,385	$16,694,428	$2,336,627	$13,920,454	$6,864,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,948,665	$1,713,108	$18,318,450	$48,514,530	$4,968,641	$10,697,594
Receivable for shares of the Portfolios sold	2,947	—	—	119,983	—	2,513
Receivable for policy-related transactions	—	424	174	—	241	—

Total assets	4,951,612	1,713,532	18,318,624	48,634,513	4,968,882	10,700,107

Liabilities:
Payable for shares of the Portfolios purchased	—	46	149	—	241	—
Payable for policy-related transactions	2,947	—	—	119,983	—	2,513

Total liabilities	2,947	46	149	119,983	241	2,513

Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Net Assets:
Accumulation unit values	$4,946,984	$1,713,486	$18,318,475	$48,514,126	$4,966,589	$10,697,043
Retained by AXA Equitable in Separate Account FP	1,681	—	—	404	2,052	551

Total Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Investments in shares of the Portfolios, at cost	$4,589,793	$1,550,459	$15,200,472	$50,981,836	$5,859,512	$11,991,919

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$14,850,249
Receivable for shares of the Portfolios sold	72

Total assets	14,850,321

Liabilities:
Payable for policy-related transactions	72

Total liabilities	72

Net Assets	$14,850,249

Net Assets:
Accumulation unit values	$14,834,479
Retained by AXA Equitable in Separate Account FP	15,770

Total Net Assets	$14,850,249

Investments in shares of the Portfolios, at cost	$12,937,103

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	155,633

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,095,546

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	191,961

1290 VT EQUITY INCOME	IA	1,117,105
1290 VT EQUITY INCOME	IB	3,865,415

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	65,824
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,267,644

1290 VT GAMCO SMALL COMPANY VALUE	IA	150,262
1290 VT GAMCO SMALL COMPANY VALUE	IB	3,140,978

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	16

1290 VT NATURAL RESOURCES	IB	13

1290 VT SMALL CAP VALUE	IB	1

1290 VT SMARTBETA EQUITY	IB	242,420

1290 VT SOCIALLY RESPONSIBLE	IA	42,607
1290 VT SOCIALLY RESPONSIBLE	IB	171,311

ALL ASSET GROWTH-ALT 20	IB	1,675,068

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	452,961

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,220,250

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	334,576

CHARTERSM MULTI-SECTOR BOND	A	13,700,471
CHARTERSM MULTI-SECTOR BOND	B	3,866,545

CHARTERSM SMALL CAP GROWTH	B	1,185,093

CHARTERSM SMALL CAP VALUE	A	707,181
CHARTERSM SMALL CAP VALUE	B	885,172

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	47,443

EQ/400 MANAGED VOLATILITY	IB	252,950

EQ/500 MANAGED VOLATILITY	IB	596,322

EQ/2000 MANAGED VOLATILITY	IB	289,689

EQ/AB SMALL CAP GROWTH	IA	7,867,392
EQ/AB SMALL CAP GROWTH	IB	4,621,018

EQ/AGGRESSIVE ALLOCATION	A	5,646,376
EQ/AGGRESSIVE ALLOCATION	B	8,242,328

EQ/AMERICAN CENTURY MID CAP VALUE	IB	2,638,760

EQ/BALANCED STRATEGY	IB	2,812,121

EQ/BLACKROCK BASIC VALUE EQUITY	IA	1,727,437
EQ/BLACKROCK BASIC VALUE EQUITY	IB	7,142,700

EQ/CAPITAL GUARDIAN RESEARCH	IA	637,890
EQ/CAPITAL GUARDIAN RESEARCH	IB	4,175,704

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	1,023,471
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	6,241,556

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/COMMON STOCK INDEX	IA	41,652,461
EQ/COMMON STOCK INDEX	IB	7,154,281

EQ/CONSERVATIVE ALLOCATION	A	2,049,879
EQ/CONSERVATIVE ALLOCATION	B	915,429

EQ/CONSERVATIVE GROWTH STRATEGY	IB	544,097

EQ/CONSERVATIVE STRATEGY	IB	244,600

EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,860,474
EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,501,043

EQ/CORE BOND INDEX	IA	2,504,198
EQ/CORE BOND INDEX	IB	5,440,224

EQ/EMERGING MARKETS EQUITY PLUS	IB	36

EQ/EQUITY 500 INDEX	IA	13,240,004
EQ/EQUITY 500 INDEX	IB	7,139,579

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	2,802,873

EQ/FRANKLIN RISING DIVIDENDS	IB	2,048,559

EQ/FRANKLIN STRATEGIC INCOME	IB	3,516,727

EQ/GLOBAL BOND PLUS	IA	808,907
EQ/GLOBAL BOND PLUS	IB	1,027,758

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	1,708,115
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	6,073,368

EQ/GOLDMAN SACHS MID CAP VALUE	IB	569,689

EQ/GROWTH STRATEGY	IB	3,667,121

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2,668,250
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,838,909

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1,304,789
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	3,752,247

EQ/INTERNATIONAL EQUITY INDEX	IA	25,010,266
EQ/INTERNATIONAL EQUITY INDEX	IB	6,773,327

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	413,752

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	1,265,758
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,503,704

EQ/INVESCO COMSTOCK	IA	752,219
EQ/INVESCO COMSTOCK	IB	946,591

EQ/INVESCO GLOBAL REAL ESTATE	IB	2,653,729

EQ/INVESCO INTERNATIONAL GROWTH	IB	937,876

EQ/JANUS ENTERPRISE	IA	1,106,714
EQ/JANUS ENTERPRISE	IB	1,460,880

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	688,563
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	2,479,291

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	467,588
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	2,601,757

EQ/LARGE CAP GROWTH INDEX	IA	1,537,977
EQ/LARGE CAP GROWTH INDEX	IB	10,238,056

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	1,533,862
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	6,817,519

EQ/LARGE CAP VALUE INDEX	IA	1,623,319
EQ/LARGE CAP VALUE INDEX	IB	1,993,991

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	14,437,552
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	7,226,715

EQ/LAZARD EMERGING MARKETS EQUITY	IB	2,863,822

EQ/LOOMIS SAYLES GROWTH	IA	2,112,110
EQ/LOOMIS SAYLES GROWTH	IB	3,501,914

EQ/MFS INTERNATIONAL GROWTH	IB	7,838,603

EQ/MFS INTERNATIONAL VALUE	IB	4,168,318

EQ/MFS MID CAP FOCUSED GROWTH	IB	2,934,619

EQ/MFS UTILITIES SERIES	IB	81,575

EQ/MID CAP INDEX	IA	2,834,753
EQ/MID CAP INDEX	IB	8,192,273

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	10,886,860
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	888,044

EQ/MODERATE ALLOCATION	A	48,834,368
EQ/MODERATE ALLOCATION	B	11,813,764

EQ/MODERATE GROWTH STRATEGY	IB	7,150,715

EQ/MODERATE-PLUS ALLOCATION	A	16,446,130
EQ/MODERATE-PLUS ALLOCATION	B	24,086,957

EQ/MONEY MARKET	IA	113,915,141
EQ/MONEY MARKET	IB	57,207,506

EQ/OPPENHEIMER GLOBAL	IB	7

EQ/PIMCO GLOBAL REAL RETURN	IB	3

EQ/PIMCO REAL RETURN	IB	2,058,009

EQ/PIMCO TOTAL RETURN	IB	7,369,052

EQ/PIMCO ULTRA SHORT BOND	IA	1,484,639
EQ/PIMCO ULTRA SHORT BOND	IB	1,756,112

EQ/QUALITY BOND PLUS	IA	2,613,794
EQ/QUALITY BOND PLUS	IB	2,178,472

EQ/SCIENCE AND TECHNOLOGY	IB	1,240,020

EQ/SMALL COMPANY INDEX	IA	5,142,315
EQ/SMALL COMPANY INDEX	IB	4,837,142

EQ/T. ROWE PRICE GROWTH STOCK	IA	469,319
EQ/T. ROWE PRICE GROWTH STOCK	IB	2,287,581

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	142,592

EQ/UBS GROWTH & INCOME	IB	1,622,006

EQ/WELLINGTON ENERGY	IB	2,871,060

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	63,980

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	104,818

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	1,568,053

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	534,003

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	629,371

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	3,240,406

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,032,091

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	74,152

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	14,482

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	524,265

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	887,227

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	660,847

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	357,557

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	373,905

IVY VIP GLOBAL EQUITY INCOME	CLASS II	115,124

IVY VIP HIGH INCOME	CLASS II	11,947,822

IVY VIP SMALL CAP GROWTH	CLASS II	1,692,700

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	1

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	137,773

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	533,163

MULTIMANAGER AGGRESSIVE EQUITY	IA	7,418,194
MULTIMANAGER AGGRESSIVE EQUITY	IB	605,165

MULTIMANAGER CORE BOND	IA	1,969,241
MULTIMANAGER CORE BOND	IB	4,300,767

MULTIMANAGER MID CAP GROWTH	IA	1,330,911
MULTIMANAGER MID CAP GROWTH	IB	2,188,846

MULTIMANAGER MID CAP VALUE	IA	654,012
MULTIMANAGER MID CAP VALUE	IB	1,754,632

MULTIMANAGER TECHNOLOGY	IA	925,650
MULTIMANAGER TECHNOLOGY	IB	4,724,092

NATURAL RESOURCES PORTFOLIO	CLASS II	57,832

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,743,260

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	599,332

TARGET 2015 ALLOCATION	B	264,311

TARGET 2025 ALLOCATION	B	1,250,310

TARGET 2035 ALLOCATION	B	580,109

TARGET 2045 ALLOCATION	B	389,085

TARGET 2055 ALLOCATION	B	135,626

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,710,406

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,037,854

TEMPLETON GROWTH VIP FUND	CLASS 2	455,839

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S COMMON	585,849

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	SHARES	311,326

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$15.11	29
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$151.05	6
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$147.77	4

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$12.84	56
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$139.50	82
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.60%	IB	$134.03	6
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.94	52
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$102.76	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$109.38	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$107.65	2

1290 VT EQUITY INCOME	0.00%	IA	$205.79	4
1290 VT EQUITY INCOME	0.60%	IA	$190.65	20
1290 VT EQUITY INCOME	0.80%	IA	$185.83	—
1290 VT EQUITY INCOME	0.90%	IA	$183.47	2
1290 VT EQUITY INCOME	0.00%	IB	$283.57	52
1290 VT EQUITY INCOME	0.60%	IB	$188.42	14

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$15.40	40
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$154.04	1
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$158.46	13
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$197.64	38
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$146.80	34
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$143.09	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$141.27	5

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$26.09	279
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$260.86	6
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$109.38	—
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$299.66	12
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$458.78	278
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$277.61	187
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$270.60	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$267.16	18

1290 VT LOW VOLATILITY GLOBAL EQUITY	0.00%	IB	$106.66	—

1290 VT NATURAL RESOURCES	0.00%	IB	$102.67	—

1290 VT SMALL CAP VALUE	0.00%	IB	$109.04	—

1290 VT SMARTBETA EQUITY	0.00%	IB	$15.03	128
1290 VT SMARTBETA EQUITY	0.00%	IB	$150.28	7
1290 VT SMARTBETA EQUITY	0.60%	IB	$147.01	4

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$427.00	1
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$267.51	5
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$236.63	5
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$227.10	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	—

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

ALL ASSET GROWTH-ALT 20	0.00%	IB	$13.23	81
ALL ASSET GROWTH-ALT 20	0.00%	IB	$107.99	—
ALL ASSET GROWTH-ALT 20	0.00%	IB	$183.25	149
ALL ASSET GROWTH-ALT 20	0.60%	IB	$172.86	37
ALL ASSET GROWTH-ALT 20	0.80%	IB	$169.52	—
ALL ASSET GROWTH-ALT 20	0.90%	IB	$167.87	1

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$17.18	88
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$112.98	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$171.78	40
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.60%	CLASS 4	$165.04	16
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.80%	CLASS 4	$162.85	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.90%	CLASS 4	$161.76	5

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$14.21	400
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$142.11	124
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$136.54	51
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$134.72	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$133.83	6

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$16.78	246
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$167.75	4

CHARTERSM MULTI-SECTOR BOND	0.00%	A	$15.67	47
CHARTERSM MULTI-SECTOR BOND	0.00%	A	$255.06	63
CHARTERSM MULTI-SECTOR BOND	0.60%	A	$417.81	76
CHARTERSM MULTI-SECTOR BOND	0.80%	A	$163.84	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$242.73	15
CHARTERSM MULTI-SECTOR BOND	0.00%	B	$154.29	43
CHARTERSM MULTI-SECTOR BOND	0.60%	B	$117.67	70

CHARTERSM SMALL CAP GROWTH	0.00%	B	$208.81	1
CHARTERSM SMALL CAP GROWTH	0.00%	B	$306.19	41
CHARTERSM SMALL CAP GROWTH	0.60%	B	$193.53	20
CHARTERSM SMALL CAP GROWTH	0.80%	B	$188.67	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$186.28	1

CHARTERSM SMALL CAP VALUE	0.00%	A	$365.23	34
CHARTERSM SMALL CAP VALUE	0.60%	A	$331.22	1
CHARTERSM SMALL CAP VALUE	0.00%	B	$383.11	17
CHARTERSM SMALL CAP VALUE	0.60%	B	$330.30	1
CHARTERSM SMALL CAP VALUE	0.60%	B	$339.24	25
CHARTERSM SMALL CAP VALUE	0.80%	B	$325.28	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$317.95	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	2

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$14.68	73

EQ/400 MANAGED VOLATILITY	0.00%	IB	$239.80	14
EQ/400 MANAGED VOLATILITY	0.60%	IB	$226.21	10
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$278.21	45
EQ/500 MANAGED VOLATILITY	0.60%	IB	$262.44	14
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$222.87	20
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$210.24	7
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1

EQ/AB SMALL CAP GROWTH	0.00%	IA	$49.46	144
EQ/AB SMALL CAP GROWTH	0.00%	IA	$650.40	57
EQ/AB SMALL CAP GROWTH	0.60%	IA	$567.44	158
EQ/AB SMALL CAP GROWTH	0.80%	IA	$542.10	2
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	17
EQ/AB SMALL CAP GROWTH	0.00%	IB	$108.05	—
EQ/AB SMALL CAP GROWTH	0.00%	IB	$533.87	36
EQ/AB SMALL CAP GROWTH	0.60%	IB	$420.52	136

EQ/AGGRESSIVE ALLOCATION	0.00%	A	$30.12	76
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$180.63	—
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$299.21	102
EQ/AGGRESSIVE ALLOCATION	0.60%	A	$271.34	113
EQ/AGGRESSIVE ALLOCATION	0.80%	A	$262.59	1
EQ/AGGRESSIVE ALLOCATION	0.90%	A	$258.33	5
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$293.12	286
EQ/AGGRESSIVE ALLOCATION	0.60%	B	$265.81	41

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$28.02	277
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$280.16	113
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$264.28	75
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	6

EQ/BALANCED STRATEGY	0.00%	IB	$180.48	250

EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$34.10	168
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$318.57	1
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$444.81	76
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IA	$403.40	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$110.09	—
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$585.44	113
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$334.03	21
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$510.79	167
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$487.98	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$476.96	18

EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$47.64	32
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$412.75	2
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$560.70	24

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IA	$347.26	3
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IB	$425.90	37
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IB	$376.84	225
EQ/CAPITAL GUARDIAN RESEARCH	0.80%	IB	$361.71	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$354.37	23

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$46.84	70
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$440.88	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$621.55	17
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$112.31	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$355.63	120
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.60%	IB	$304.92	116
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.80%	IB	$302.02	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.90	10

EQ/COMMON STOCK INDEX	0.00%	IA	$42.79	235
EQ/COMMON STOCK INDEX	0.00%	IA	$882.60	232
EQ/COMMON STOCK INDEX	0.60%	IA	$2,187.32	541
EQ/COMMON STOCK INDEX	0.80%	IA	$521.02	25
EQ/COMMON STOCK INDEX	0.90%	IA	$882.13	126
EQ/COMMON STOCK INDEX	0.00%	IB	$112.91	—
EQ/COMMON STOCK INDEX	0.00%	IB	$275.63	327
EQ/COMMON STOCK INDEX	0.60%	IB	$293.39	581

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$16.15	144
EQ/CONSERVATIVE ALLOCATION	0.00%	A	$177.26	36
EQ/CONSERVATIVE ALLOCATION	0.60%	A	$160.75	54
EQ/CONSERVATIVE ALLOCATION	0.80%	A	$155.57	—
EQ/CONSERVATIVE ALLOCATION	0.90%	A	$153.05	12
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$103.75	—
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$173.64	37
EQ/CONSERVATIVE ALLOCATION	0.60%	B	$157.47	14

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$166.29	49

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$140.14	22

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$19.41	192
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$156.09	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$205.49	31
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	A	$186.35	40
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	A	$180.34	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	A	$177.42	2
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$105.73	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$201.31	60
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	B	$182.56	14

EQ/CORE BOND INDEX	0.00%	IA	$146.29	92
EQ/CORE BOND INDEX	0.00%	IA	$152.90	2
EQ/CORE BOND INDEX	0.60%	IA	$140.72	3
EQ/CORE BOND INDEX	0.60%	IA	$168.22	61
EQ/CORE BOND INDEX	0.80%	IA	$132.24	—
EQ/CORE BOND INDEX	0.90%	IA	$129.85	6
EQ/CORE BOND INDEX	0.00%	IB	$102.26	—
EQ/CORE BOND INDEX	0.00%	IB	$152.00	114
EQ/CORE BOND INDEX	0.60%	IB	$164.38	9

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	0.60%	IB	$167.23	215

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$112.00	—

EQ/EQUITY 500 INDEX	0.00%	IA	$42.27	987
EQ/EQUITY 500 INDEX	0.00%	IA	$1,016.61	250
EQ/EQUITY 500 INDEX	0.60%	IA	$879.36	367
EQ/EQUITY 500 INDEX	0.80%	IA	$587.97	7
EQ/EQUITY 500 INDEX	0.90%	IA	$813.31	64
EQ/EQUITY 500 INDEX	0.00%	IB	$113.39	—
EQ/EQUITY 500 INDEX	0.00%	IB	$307.67	796
EQ/EQUITY 500 INDEX	0.60%	IB	$280.82	418

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$41.99	152
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$277.75	105
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$526.77	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$262.01	265
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	3

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$110.11	—
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$301.65	130
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$284.56	87
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$279.06	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$276.35	6

EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$148.04	175
EQ/FRANKLIN STRATEGIC INCOME	0.60%	IB	$139.65	67
EQ/FRANKLIN STRATEGIC INCOME	0.80%	IB	$136.95	—
EQ/FRANKLIN STRATEGIC INCOME	0.90%	IB	$135.62	11

EQ/GLOBAL BOND PLUS	0.00%	IA	$13.21	59
EQ/GLOBAL BOND PLUS	0.00%	IA	$151.03	17
EQ/GLOBAL BOND PLUS	0.60%	IA	$131.03	24
EQ/GLOBAL BOND PLUS	0.80%	IA	$127.72	—
EQ/GLOBAL BOND PLUS	0.90%	IA	$126.10	8
EQ/GLOBAL BOND PLUS	0.00%	IB	$143.93	51
EQ/GLOBAL BOND PLUS	0.60%	IB	$129.49	16

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$31.76	36
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$449.27	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$723.36	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$387.83	84
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$338.99	192
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$459.61	11
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$324.05	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$316.83	17

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$111.66	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$238.65	33
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$225.12	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	1

EQ/GROWTH STRATEGY	0.00%	IB	$212.19	334

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$11.87	123
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$247.60	40

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$260.65	53
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$182.91	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$206.24	11
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$130.50	8
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$177.80	32
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$157.00	79

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IA	$290.03	48
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IA	$204.63	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$187.96	112
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$165.77	109
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$159.59	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$155.89	17

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$21.04	341
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$243.62	249
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$209.90	780
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$169.22	6
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$194.77	69
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$109.96	—
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$166.32	203
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$155.89	204
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$146.58	36
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$138.27	3
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$20.05	37
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$214.97	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$273.73	57
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IA	$190.84	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$200.10	115
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$190.89	4
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$194.91	168
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$169.90	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$182.68	20

EQ/INVESCO COMSTOCK	0.00%	IA	$14.73	34
EQ/INVESCO COMSTOCK	0.00%	IA	$211.58	34
EQ/INVESCO COMSTOCK	0.60%	IA	$196.01	25
EQ/INVESCO COMSTOCK	0.80%	IA	$191.06	—
EQ/INVESCO COMSTOCK	0.90%	IA	$188.63	5
EQ/INVESCO COMSTOCK	0.00%	IB	$112.38	—
EQ/INVESCO COMSTOCK	0.00%	IB	$269.33	54
EQ/INVESCO COMSTOCK	0.60%	IB	$193.61	13

EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$20.17	271
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$106.43	—
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$201.75	146
EQ/INVESCO GLOBAL REAL ESTATE	0.60%	IB	$190.32	43
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	—
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$18.22	323

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$182.19	125
EQ/INVESCO INTERNATIONAL GROWTH	0.60%	IB	$171.86	49
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	—
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	5

EQ/JANUS ENTERPRISE	0.00%	IA	$270.27	31
EQ/JANUS ENTERPRISE	0.60%	IA	$250.39	57
EQ/JANUS ENTERPRISE	0.80%	IA	$244.06	—
EQ/JANUS ENTERPRISE	0.90%	IA	$240.96	5
EQ/JANUS ENTERPRISE	0.00%	IB	$15.49	19
EQ/JANUS ENTERPRISE	0.00%	IB	$391.15	63
EQ/JANUS ENTERPRISE	0.60%	IB	$247.44	24

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$39.29	192
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$343.14	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$447.00	12
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$417.39	43
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$255.57	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$364.16	59
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$347.90	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$340.05	14

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$38.59	19
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$433.00	10
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IA	$296.41	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$278.82	72
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$246.34	35
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$236.34	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$231.49	2

EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$55.72	69
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$497.63	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$598.22	36
EQ/LARGE CAP GROWTH INDEX	0.60%	IA	$391.21	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$114.65	—
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$297.69	138
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$263.02	448
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$252.33	5
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$247.16	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$46.78	13
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$457.89	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$602.68	87
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IA	$365.64	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$575.22	78
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$288.36	39
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$501.86	336
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$479.45	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$468.63	24

EQ/LARGE CAP VALUE INDEX	0.00%	IA	$136.55	41
EQ/LARGE CAP VALUE INDEX	0.60%	IA	$126.50	40
EQ/LARGE CAP VALUE INDEX	0.80%	IA	$123.30	—
EQ/LARGE CAP VALUE INDEX	0.90%	IA	$121.73	34
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$111.43	—

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$157.29	93
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$125.03	29

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$31.64	16
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$267.24	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$272.41	83
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$360.68	183
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$244.48	10
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$279.12	524
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IA	$231.30	13
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$261.61	89
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$268.88	81
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$236.60	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$275.50	395
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$258.22	—

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$12.86	573
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$128.64	325
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$121.35	104
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.00	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$117.84	9

EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$33.91	95
EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$361.48	7
EQ/LOOMIS SAYLES GROWTH	0.60%	IA	$334.89	36
EQ/LOOMIS SAYLES GROWTH	0.80%	IA	$326.43	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IA	$322.28	5
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$441.42	61
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$331.04	18

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$179.55	83
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$286.53	106
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$166.34	97
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$162.14	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$160.08	19

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$24.97	692
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$109.49	—
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$249.69	297
EQ/MFS INTERNATIONAL VALUE	0.60%	IB	$235.55	137
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	—
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	18

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$31.66	136
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$316.58	83
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$298.64	42
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$292.86	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$290.02	3

EQ/MFS UTILITIES SERIES	0.00%	IB	$24.76	101
EQ/MFS UTILITIES SERIES	0.00%	IB	$247.62	1

EQ/MID CAP INDEX	0.00%	IA	$44.27	149
EQ/MID CAP INDEX	0.00%	IA	$342.30	8
EQ/MID CAP INDEX	0.00%	IA	$506.51	60
EQ/MID CAP INDEX	0.60%	IA	$341.11	5
EQ/MID CAP INDEX	0.00%	IB	$109.96	—

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.00%	IB	$323.53	158
EQ/MID CAP INDEX	0.60%	IB	$287.99	219
EQ/MID CAP INDEX	0.80%	IB	$276.98	1
EQ/MID CAP INDEX	0.90%	IB	$271.64	13

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$38.42	20
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$341.27	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$441.17	21
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$473.94	95
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$322.09	4
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$373.90	18
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$384.90	277
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IA	$367.72	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IA	$359.42	23
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$110.97	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$439.29	33

EQ/MODERATE ALLOCATION	0.00%	A	$21.11	381
EQ/MODERATE ALLOCATION	0.00%	A	$158.84	4
EQ/MODERATE ALLOCATION	0.00%	A	$454.71	170
EQ/MODERATE ALLOCATION	0.60%	A	$956.47	576
EQ/MODERATE ALLOCATION	0.80%	A	$305.73	9
EQ/MODERATE ALLOCATION	0.90%	A	$384.65	114
EQ/MODERATE ALLOCATION	0.00%	B	$106.62	—
EQ/MODERATE ALLOCATION	0.00%	B	$223.88	498
EQ/MODERATE ALLOCATION	0.60%	B	$201.96	263

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$195.92	648

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$25.30	653
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$171.31	2
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$266.91	339
EQ/MODERATE-PLUS ALLOCATION	0.60%	A	$242.04	267
EQ/MODERATE-PLUS ALLOCATION	0.80%	A	$234.25	3
EQ/MODERATE-PLUS ALLOCATION	0.90%	A	$230.44	42
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$107.46	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$108.52	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$261.46	888
EQ/MODERATE-PLUS ALLOCATION	0.60%	B	$237.11	148

EQ/MONEY MARKET	0.00%	IA	$10.32	552
EQ/MONEY MARKET	0.00%	IA	$10.36	1,153
EQ/MONEY MARKET	0.00%	IA	$177.62	108
EQ/MONEY MARKET	0.60%	IA	$244.78	249
EQ/MONEY MARKET	0.80%	IA	$136.58	1
EQ/MONEY MARKET	0.90%	IA	$150.25	19
EQ/MONEY MARKET	0.00%	IB	$100.94	10
EQ/MONEY MARKET	0.00%	IB	$135.73	264
EQ/MONEY MARKET	0.60%	IB	$125.38	152

EQ/OPPENHEIMER GLOBAL	0.00%	IB	$113.06	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$101.00	—

EQ/PIMCO REAL RETURN	0.00%	IB	$13.35	125
EQ/PIMCO REAL RETURN	0.00%	IB	$133.54	135
EQ/PIMCO REAL RETURN	0.60%	IB	$125.98	42

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO REAL RETURN	0.80%	IB	$123.54	—
EQ/PIMCO REAL RETURN	0.90%	IB	$122.34	4

EQ/PIMCO TOTAL RETURN	0.00%	IB	$14.11	297
EQ/PIMCO TOTAL RETURN	0.00%	IB	$103.13	—
EQ/PIMCO TOTAL RETURN	0.00%	IB	$141.12	339
EQ/PIMCO TOTAL RETURN	0.60%	IB	$133.12	188
EQ/PIMCO TOTAL RETURN	0.80%	IB	$130.55	1
EQ/PIMCO TOTAL RETURN	0.90%	IB	$129.28	31

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$124.33	50
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$104.86	2
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$115.18	64
EQ/PIMCO ULTRA SHORT BOND	0.80%	IA	$112.27	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IA	$110.84	8
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$101.48	—
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$127.42	106
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$114.56	33

EQ/QUALITY BOND PLUS	0.00%	IA	$13.15	84
EQ/QUALITY BOND PLUS	0.00%	IA	$271.80	24
EQ/QUALITY BOND PLUS	0.60%	IA	$218.93	61
EQ/QUALITY BOND PLUS	0.80%	IA	$197.48	1
EQ/QUALITY BOND PLUS	0.90%	IA	$202.23	6
EQ/QUALITY BOND PLUS	0.00%	IB	$183.40	39
EQ/QUALITY BOND PLUS	0.60%	IB	$161.70	73

EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$37.21	79
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$248.17	101
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$372.12	11
EQ/SCIENCE AND TECHNOLOGY	0.60%	IB	$238.44	51
EQ/SCIENCE AND TECHNOLOGY	0.80%	IB	$235.27	—
EQ/SCIENCE AND TECHNOLOGY	0.90%	IB	$233.70	6

EQ/SMALL COMPANY INDEX	0.00%	IA	$38.65	126
EQ/SMALL COMPANY INDEX	0.00%	IA	$229.53	2
EQ/SMALL COMPANY INDEX	0.00%	IA	$573.36	48
EQ/SMALL COMPANY INDEX	0.60%	IA	$355.58	8
EQ/SMALL COMPANY INDEX	0.60%	IA	$458.68	41
EQ/SMALL COMPANY INDEX	0.80%	IA	$441.00	—
EQ/SMALL COMPANY INDEX	0.90%	IA	$433.65	5
EQ/SMALL COMPANY INDEX	0.00%	IB	$111.20	—
EQ/SMALL COMPANY INDEX	0.00%	IB	$416.26	103
EQ/SMALL COMPANY INDEX	0.60%	IB	$399.21	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$404.39	25
EQ/SMALL COMPANY INDEX	0.90%	IB	$379.01	—

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$56.92	437
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$327.71	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$328.39	—
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IA	$303.93	3
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$112.43	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$323.59	27
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$384.64	136
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IB	$300.11	192

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$292.64	1
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$288.97	16

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$50.21	118
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$115.23	—
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$502.06	3

EQ/UBS GROWTH & INCOME	0.00%	IB	$228.64	1
EQ/UBS GROWTH & INCOME	0.00%	IB	$328.67	22
EQ/UBS GROWTH & INCOME	0.60%	IB	$211.82	40
EQ/UBS GROWTH & INCOME	0.80%	IB	$206.46	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$203.84	2

EQ/WELLINGTON ENERGY	0.00%	IB	$7.33	136
EQ/WELLINGTON ENERGY	0.00%	IB	$73.35	100
EQ/WELLINGTON ENERGY	0.60%	IB	$69.19	38
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	—
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	1

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$29.65	10
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$306.65	3

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$35.91	58
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$381.73	1

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$10.39	104
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$103.95	5

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$39.50	65
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$285.41	21
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$387.74	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$269.24	9
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$261.47	1

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$27.96	63
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$290.91	5

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$17.58	785
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$193.17	144

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$38.33	152
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$108.38	—
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$232.32	67
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$610.74	5
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$219.16	35
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	3

FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$42.96	25
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$388.77	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$46.35	3
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$475.32	—

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$21.32	50
FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$213.16	30
FRANKLIN MUTUAL SHARES VIP FUND	0.60%	CLASS 2	$201.09	11
FRANKLIN MUTUAL SHARES VIP FUND	0.80%	CLASS 2	$197.20	—
FRANKLIN MUTUAL SHARES VIP FUND	0.90%	CLASS 2	$195.28	1

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$24.49	164
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$244.88	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$231.00	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$226.53	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$224.33	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$23.36	609
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$233.64	16

INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$19.98	29
INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$199.75	10
INVESCO V.I. MID CAP CORE EQUITY FUND	0.60%	SERIES II	$188.43	8
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$22.13	24
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES I	$221.26	19
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES I	$208.72	7
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES I	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	—

IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$21.64	27
IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$216.37	1

IVY VIP HIGH INCOME	0.00%	CLASS II	$13.31	528
IVY VIP HIGH INCOME	0.00%	CLASS I	$103.21	—
IVY VIP HIGH INCOME	0.00%	CLASS I	$133.06	192
IVY VIP HIGH INCOME	0.60%	CLASS I	$127.84	65
IVY VIP HIGH INCOME	0.80%	CLASS I	$126.14	—
IVY VIP HIGH INCOME	0.90%	CLASS II	$125.30	4

IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$23.74	57
IVY VIP SMALL CAP GROWTH	0.00%	CLASS I	$237.38	36
IVY VIP SMALL CAP GROWTH	0.60%	CLASS I	$223.93	19
IVY VIP SMALL CAP GROWTH	0.80%	CLASS I	$219.60	—
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.00%	VC SHARES	$104.15	—

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$286.39	10
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$270.16	6
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$339.48	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$320.24	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$314.05	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$311.00	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$49.97	18
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$282.74	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$520.07	126
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$384.32	3
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$1,951.97	201

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$282.54	12
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$503.13	62
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$264.88	60
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$234.93	100

MULTIMANAGER CORE BOND	0.00%	IA	$15.33	98
MULTIMANAGER CORE BOND	0.00%	IA	$180.91	—
MULTIMANAGER CORE BOND	0.00%	IA	$191.46	92
MULTIMANAGER CORE BOND	0.60%	IA	$181.19	3
MULTIMANAGER CORE BOND	0.00%	IB	$197.36	103
MULTIMANAGER CORE BOND	0.60%	IB	$177.10	114
MULTIMANAGER CORE BOND	0.80%	IB	$170.79	—
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	14

MULTIMANAGER MID CAP GROWTH	0.00%	IA	$607.84	22
MULTIMANAGER MID CAP GROWTH	0.60%	IA	$333.42	1
MULTIMANAGER MID CAP GROWTH	0.00%	IB	$536.78	14
MULTIMANAGER MID CAP GROWTH	0.60%	IB	$310.96	39
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$469.44	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	5

MULTIMANAGER MID CAP VALUE	0.00%	IA	$37.47	18
MULTIMANAGER MID CAP VALUE	0.00%	IA	$329.70	—
MULTIMANAGER MID CAP VALUE	0.00%	IA	$500.84	18
MULTIMANAGER MID CAP VALUE	0.60%	IA	$298.41	1
MULTIMANAGER MID CAP VALUE	0.00%	IB	$328.00	16
MULTIMANAGER MID CAP VALUE	0.60%	IB	$294.32	62
MULTIMANAGER MID CAP VALUE	0.80%	IB	$283.83	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	8

MULTIMANAGER TECHNOLOGY	0.00%	IA	$71.36	40
MULTIMANAGER TECHNOLOGY	0.00%	IA	$997.39	25
MULTIMANAGER TECHNOLOGY	0.60%	IA	$500.61	2
MULTIMANAGER TECHNOLOGY	0.00%	IB	$112.34	—
MULTIMANAGER TECHNOLOGY	0.00%	IB	$810.86	45
MULTIMANAGER TECHNOLOGY	0.60%	IB	$448.50	219
MULTIMANAGER TECHNOLOGY	0.80%	IB	$709.16	1
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	11

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$14.16	73
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$55.07	6

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$69.65	126
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$106.63	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$65.70	30
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	9

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$239.36	43
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS I	$225.80	23
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS I	$221.43	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$219.28	3

TARGET 2015 ALLOCATION	0.00%	B	$22.07	60
TARGET 2015 ALLOCATION	0.00%	B	$173.49	6

TARGET 2025 ALLOCATION	0.00%	B	$25.95	90
TARGET 2025 ALLOCATION	0.00%	B	$130.82	6

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.00%	B	$193.04	24
TARGET 2025 ALLOCATION	0.60%	B	$127.19	54
TARGET 2025 ALLOCATION	0.80%	B	$126.00	—

TARGET 2035 ALLOCATION	0.00%	B	$28.61	134
TARGET 2035 ALLOCATION	0.00%	B	$135.58	8
TARGET 2035 ALLOCATION	0.00%	B	$204.95	8
TARGET 2035 ALLOCATION	0.60%	B	$131.82	5

TARGET 2045 ALLOCATION	0.00%	B	$30.92	52
TARGET 2045 ALLOCATION	0.00%	B	$138.88	14
TARGET 2045 ALLOCATION	0.00%	B	$212.36	4
TARGET 2045 ALLOCATION	0.60%	B	$135.03	4

TARGET 2055 ALLOCATION	0.00%	B	$14.47	24
TARGET 2055 ALLOCATION	0.00%	B	$144.67	8
TARGET 2055 ALLOCATION	0.60%	B	$140.66	1

TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$138.90	96
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$131.03	35
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$128.49	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$127.25	4

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$12.96	320
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$129.62	245
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$122.27	93
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	10

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$178.02	19
TEMPLETON GROWTH VIP FUND	0.60%	CLASS 2	$167.94	8
TEMPLETON GROWTH VIP FUND	0.80%	CLASS 2	$164.69	—
TEMPLETON GROWTH VIP FUND	0.90%	CLASS 2	$163.09	2

VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	CLASS S	$66.70	122
VANECK VIP GLOBAL HARD ASSETS FUND	0.60%	CLASS S	$62.91	39
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$61.69	—
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$61.09	1

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$353.83	42

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,043	$259,044	$50,177	$482,472	$648,057	$1,113,603
Expenses:
Asset-based charges	2,794	4,626	999	40,835	36,152	347,137

Net Investment Income (Loss)	64,249	254,418	49,178	441,637	611,905	766,466

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,675	58,168	5,374	(1,640,159)	(158,370)	4,225,421
Net realized gain distribution from the Portfolios	26,004	418,562	—	284,393	250,934	4,930,492

Net realized gain (loss)	31,679	476,730	5,374	(1,355,766)	92,564	9,155,913

Net change in unrealized appreciation (depreciation) of investments	221,107	1,245,865	34,319	5,411,069	544,835	27,540,790

Net Realized and Unrealized Gain (Loss) on Investments	252,786	1,722,595	39,693	4,055,303	637,399	36,696,703

Net Increase (Decrease) in Net Assets Resulting from Operations	$317,035	$1,977,013	$88,871	$4,496,940	$1,249,304	$37,463,169

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2	$—	$—	$36,560	$30,980	$566,993
Expenses:
Asset-based charges	—	—	—	2,215	10,439	38,371

Net Investment Income (Loss)	2	—	—	34,345	20,541	528,622

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	—	33,497	175,356	92,550
Net realized gain distribution from the Portfolios	—	—	—	46,392	57,218	1,273,748

Net realized gain (loss)	—	—	—	79,889	232,574	1,366,298

Net change in unrealized appreciation (depreciation) of investments	—	—	—	391,869	608,444	3,675,286

Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	471,758	841,018	5,041,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$2	$—	$—	$506,103	$861,559	$5,570,206

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$849	$211,036	$61,885	$1,410,464	$303,395	$129,026
Expenses:
Asset-based charges	21,059	42,335	—	290,891	23,350	62,498

Net Investment Income (Loss)	(20,210)	168,701	61,885	1,119,573	280,045	66,528

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,680	499,866	198,306	(582,560)	736,149	1,119,695
Net realized gain distribution from the Portfolios	638,392	963,905	198,017	—	1,547,782	990,438

Net realized gain (loss)	671,072	1,463,771	396,323	(582,560)	2,283,931	2,110,133

Net change in unrealized appreciation (depreciation) of investments	2,015,078	4,480,321	526,747	3,747,117	1,551,616	3,698,522

Net Realized and Unrealized Gain (Loss) on Investments	2,686,150	5,944,092	923,070	3,164,557	3,835,547	5,808,655

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,665,940	$6,112,793	$984,955	$4,284,130	$4,115,592	$5,875,183

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,525	$49,587	$229,307	$51,775	$337,782	$2,350,676
Expenses:
Asset-based charges	—	13,110	20,829	9,309	948,610	250,622

Net Investment Income (Loss)	3,525	36,477	208,478	42,466	(610,828)	2,100,054

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,139	(2,269)	446,854	26,912	3,095,232	1,896,788
Net realized gain distribution from the Portfolios	9,316	135,478	276,628	234,987	19,869,810	11,755,887

Net realized gain (loss)	11,455	133,209	723,482	261,899	22,965,042	13,652,675

Net change in unrealized appreciation (depreciation) of investments	209,344	907,889	2,500,545	778,528	27,484,872	16,507,622

Net Realized and Unrealized Gain (Loss) on Investments	220,799	1,041,098	3,224,027	1,040,427	50,449,914	30,160,297

Net Increase (Decrease) in Net Assets Resulting from Operations	$224,324	$1,077,575	$3,432,505	$1,082,893	$49,839,086	$32,260,351

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,032,408	$658,011	$3,776,373	$665,526	$24,459	$23,977,303
Expenses:
Asset-based charges	124,239	—	622,594	586,575	229,709	8,739,485

Net Investment Income (Loss)	908,169	658,011	3,153,779	78,951	(205,250)	15,237,818

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	244,549	532,662	7,749,832	11,519,089	285,907	61,806,930
Net realized gain distribution from the Portfolios	—	786,561	9,359,338	13,758,223	5,821,070	76,392,008

Net realized gain (loss)	244,549	1,319,223	17,109,170	25,277,312	6,106,977	138,198,938

Net change in unrealized appreciation (depreciation) of investments	12,500,948	4,040,788	20,385,810	8,569,002	17,892,358	272,175,011

Net Realized and Unrealized Gain (Loss) on Investments	12,745,497	5,360,011	37,494,980	33,846,314	23,999,335	410,373,949

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,653,666	$6,018,022	$40,648,759	$33,925,265	$23,794,085	$425,611,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS* (a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$457,239	$116,385	$44,891	$511,349	$1,504,867	$2
Expenses:
Asset-based charges	81,844	—	—	63,601	223,546	—

Net Investment Income (Loss)	375,395	116,385	44,891	447,748	1,281,321	2

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(144,529)	66,958	15,858	(36,522)	48,252	—
Net realized gain distribution from the Portfolios	567,204	106,098	17,435	1,194,529	—	—

Net realized gain (loss)	422,675	173,056	33,293	1,158,007	48,252	—

Net change in unrealized appreciation (depreciation) of investments	1,542,472	660,708	184,799	2,391,176	2,073,855	10

Net Realized and Unrealized Gain (Loss) on Investments	1,965,147	833,764	218,092	3,549,183	2,122,107	10

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,340,542	$950,149	$262,983	$3,996,931	$3,403,428	$12

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,101,930	$985,315	$662,132	$1,449,451	$137,813	$1,762,612
Expenses:
Asset-based charges	2,910,135	389,855	151,962	69,251	42,288	451,498

Net Investment Income (Loss)	12,191,795	595,460	510,170	1,380,200	95,525	1,311,114

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,036,379	65,836	617,961	159,445	(168,484)	3,109,312
Net realized gain distribution from the Portfolios	19,032,143	—	208,539	506,983	108,464	3,757,652

Net realized gain (loss)	68,068,522	65,836	826,500	666,428	(60,020)	6,866,964

Net change in unrealized appreciation (depreciation) of investments	163,549,309	26,485,495	13,849,231	832,252	949,715	20,756,071

Net Realized and Unrealized Gain (Loss) on Investments	231,617,831	26,551,331	14,675,731	1,498,680	889,695	27,623,035

Net Increase (Decrease) in Net Assets Resulting from Operations	$243,809,626	$27,146,791	$15,185,901	$2,878,880	$985,220	$28,934,149

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/ INTERMEDIATE GOVERNMENT BOND*	EQ/ INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/ INTERNATIONAL EQUITY INDEX*	EQ/ INTERNATIONAL MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$85,573	$1,029,853	$724,982	$1,058,795	$8,343,714	$124,274
Expenses:
Asset-based charges	15,459	—	186,673	136,069	1,252,267	2,196

Net Investment Income (Loss)	70,114	1,029,853	538,309	922,726	7,091,447	122,078

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	64,156	1,213,961	198,866	938,598	(4,009,597)	7,169
Net realized gain distribution from the Portfolios	153,316	1,226,705	—	995,320	—	12,719

Net realized gain (loss)	217,472	2,440,666	198,866	1,933,918	(4,009,597)	19,888

Net change in unrealized appreciation (depreciation) of investments	2,261,285	8,425,891	1,033,634	7,959,878	54,318,570	743,111

Net Realized and Unrealized Gain (Loss) on Investments	2,478,757	10,866,557	1,232,500	9,893,796	50,308,973	762,999

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,548,871	$11,896,410	$1,770,809	$10,816,522	$57,400,420	$885,077

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,681,203	$591,103	$1,931,660	$583,152	$8,655	$671,505
Expenses:
Asset-based charges	229,111	49,924	61,355	54,947	121,194	176,299

Net Investment Income (Loss)	1,452,092	541,179	1,870,305	528,205	(112,539)	495,206

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,014,008	732,426	753,206	798,007	869,508	766,714
Net realized gain distribution from the Portfolios	1,621,497	1,217,964	1,826,944	614,955	3,240,161	745,762

Net realized gain (loss)	2,635,505	1,950,390	2,580,150	1,412,962	4,109,669	1,512,476

Net change in unrealized appreciation (depreciation) of investments	10,474,033	3,679,086	3,680,663	6,565,120	10,680,522	10,251,881

Net Realized and Unrealized Gain (Loss) on Investments	13,109,538	5,629,476	6,260,813	7,978,082	14,790,191	11,764,357

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,561,630	$6,170,655	$8,131,118	$8,506,287	$14,677,652	$12,259,563

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$416,649	$1,096,562	$1,158,411	$691,090	$7,236,003	$1,546,340
Expenses:
Asset-based charges	53,008	703,098	1,144,941	79,148	1,704,995	82,612

Net Investment Income (Loss)	363,641	393,464	13,470	611,942	5,531,008	1,463,728

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,084,868	7,406,544	16,111,092	776,545	6,241,512	736,191
Net realized gain distribution from the Portfolios	2,155,256	12,741,326	22,229,934	1,699,708	22,744,558	592,750

Net realized gain (loss)	3,240,124	20,147,870	38,341,026	2,476,253	28,986,070	1,328,941

Net change in unrealized appreciation (depreciation) of investments	4,516,234	29,779,230	38,932,796	3,372,909	47,962,044	6,960,105

Net Realized and Unrealized Gain (Loss) on Investments	7,756,358	49,927,100	77,273,822	5,849,162	76,948,114	8,289,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,119,999	$50,320,564	$77,287,292	$6,461,104	$82,479,122	$9,752,774

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,858	$751,877	$813,628	$6,391	$78,536	$1,711,713
Expenses:
Asset-based charges	113,840	117,417	218,802	81,832	—	417,562

Net Investment Income (Loss)	(100,982)	634,460	594,826	(75,441)	78,536	1,294,151

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,469,748	802,893	1,276,040	939,974	65,249	5,695,826
Net realized gain distribution from the Portfolios	2,779,428	1,842,489	291,313	160,019	3,871	6,239,415

Net realized gain (loss)	5,249,176	2,645,382	1,567,353	1,099,993	69,120	11,935,241

Net change in unrealized appreciation (depreciation) of investments	7,256,172	10,046,356	24,068,450	10,818,375	416,938	19,898,665

Net Realized and Unrealized Gain (Loss) on Investments	12,505,348	12,691,738	25,635,803	11,918,368	486,058	31,833,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,404,366	$13,326,198	$26,230,629	$11,842,927	$564,594	$33,128,057

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,521,475	$13,311,739	$1,845,623	$6,762,659	$2,380,669	$—
Expenses:
Asset-based charges	745,882	4,066,143	—	668,858	562,909	—

Net Investment Income (Loss)	1,775,593	9,245,596	1,845,623	6,093,801	1,817,760	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,917,790	1,738,028	1,429,447	2,898,996	551	—
Net realized gain distribution from the Portfolios	10,404,250	38,891,891	2,822,571	26,757,463	7,822	—

Net realized gain (loss)	21,322,040	40,629,919	4,252,018	29,656,459	8,373	—

Net change in unrealized appreciation (depreciation) of investments	19,657,551	66,344,967	13,188,116	40,326,730	(6,280)	—

Net Realized and Unrealized Gain (Loss) on Investments	40,979,591	106,974,886	17,440,134	69,983,189	2,093	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,755,184	$116,220,482	$19,285,757	$76,076,990	$1,819,853	$—

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1	$490,795	$1,614,859	$719,222	$643,077	$4,529
Expenses:
Asset-based charges	—	37,465	177,257	78,850	168,676	73,730

Net Investment Income (Loss)	1	453,330	1,437,602	640,372	474,401	(69,201)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	197,345	716,667	(16,265)	(170,142)	1,398,703
Net realized gain distribution from the Portfolios	—	266,925	1,828,715	—	—	896,789

Net realized gain (loss)	—	464,270	2,545,382	(16,265)	(170,142)	2,295,492

Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	2,093,513	102,560	1,821,813	12,298,146

Net Realized and Unrealized Gain (Loss) on Investments	(1)	1,496,653	4,638,895	86,295	1,651,671	14,593,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$—	$1,949,983	$6,076,497	$726,667	$2,126,072	$14,524,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,144,375	$—	$—	$74,305	$105,900	$15,304
Expenses:
Asset-based charges	207,784	373,131	—	47,359	18,163	—

Net Investment Income (Loss)	936,591	(373,131)	—	26,946	87,737	15,304

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(258,782)	6,574,904	109,497	26,837	(1,041,880)	8,742
Net realized gain distribution from the Portfolios	6,564,289	3,368,025	—	413,980	—	67,474

Net realized gain (loss)	6,305,507	9,942,929	109,497	440,817	(1,041,880)	76,216

Net change in unrealized appreciation (depreciation) of investments	15,086,670	25,647,347	1,845,811	3,790,833	1,120,142	152,314

Net Realized and Unrealized Gain (Loss) on Investments	21,392,177	35,590,276	1,955,308	4,231,650	78,262	228,530

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,328,768	$35,217,145	$1,955,308	$4,258,596	$165,999	$243,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$38,672	$25,421	$351,781	$167,280	$1,057,552	$210,632
Expenses:
Asset-based charges	—	—	16,240	—	—	48,342

Net Investment Income (Loss)	38,672	25,421	335,541	167,280	1,057,552	162,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,176	—	90,094	(2,655)	195,370	(1,003,981)
Net realized gain distribution from the Portfolios	117,450	—	871,453	—	—	3,540,718

Net realized gain (loss)	134,626	—	961,547	(2,655)	195,370	2,536,737

Net change in unrealized appreciation (depreciation) of investments	284,890	—	1,261,978	244,927	2,280,723	3,723,738

Net Realized and Unrealized Gain (Loss) on Investments	419,516	—	2,223,525	242,272	2,476,093	6,260,475

Net Increase (Decrease) in Net Assets Resulting from Operations	$458,188	$25,421	$2,559,066	$409,552	$3,533,645	$6,422,765

The accompanying notes are an integral part of these financial statements.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,472	$3,056	$169,959	$133,317	$431,875	$8,242
Expenses:
Asset-based charges	—	—	14,657	28,039	—	8,767

Net Investment Income (Loss)	17,472	3,056	155,302	105,278	431,875	(525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(38,857)	(34,033)	(133,268)	(765,190)	127,153	(119,221)
Net realized gain distribution from the Portfolios	98,590	30,445	908,777	2,123,823	878,559	422,871

Net realized gain (loss)	59,733	(3,588)	775,509	1,358,633	1,005,712	303,650

Net change in unrealized appreciation (depreciation) of investments	286,378	77,804	906,856	1,379,602	2,000,905	534,052

Net Realized and Unrealized Gain (Loss) on Investments	346,111	74,216	1,682,365	2,738,235	3,006,617	837,702

Net Increase (Decrease) in Net Assets Resulting from Operations	$363,583	$77,272	$1,837,667	$2,843,513	$3,438,492	$837,177

The accompanying notes are an integral part of these financial statements.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$13,851	$2,549,125	$—	$—	$18,696
Expenses:
Asset-based charges	8,747	—	54,348	31,797	—	8,840

Net Investment Income (Loss)	(8,747)	13,851	2,494,777	(31,797)	—	9,856

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(198,710)	(26,299)	(361,106)	(431,418)	—	106,404
Net realized gain distribution from the Portfolios	748,902	127,320	—	1,102,956	—	227,577

Net realized gain (loss)	550,192	101,021	(361,106)	671,538	—	333,981

Net change in unrealized appreciation (depreciation) of investments	777,563	(5,109)	1,845,015	2,203,199	—	677,822

Net Realized and Unrealized Gain (Loss) on Investments	1,327,755	95,912	1,483,909	2,874,737	—	1,011,803

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,319,008	$109,763	$3,978,686	$2,842,940	$—	$1,021,659

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$32,790	$3,806,221	$1,319,427	$—	$481,217	$234,969
Expenses:
Asset-based charges	26,892	2,644,884	147,269	86,083	135,804	601,381

Net Investment Income (Loss)	5,898	1,161,337	1,172,158	(86,083)	345,413	(366,412)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	266,029	22,806,556	(232,572)	365,838	3,023,291	9,964,481
Net realized gain distribution from the Portfolios	757,006	42,933,099	517,962	2,718,758	2,631,467	14,373,973

Net realized gain (loss)	1,023,035	65,739,655	285,390	3,084,596	5,654,758	24,338,454

Net change in unrealized appreciation (depreciation) of investments	1,782,604	70,247,898	2,766,431	5,697,318	1,734,743	23,653,392

Net Realized and Unrealized Gain (Loss) on Investments	2,805,639	135,987,553	3,051,821	8,781,914	7,389,501	47,991,846

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,811,537	$137,148,890	$4,223,979	$8,695,831	$7,734,914	$47,625,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$459,406	$303,751	$39,233	$233,361	$106,465
Expenses:
Asset-based charges	—	16,546	35,484	—	31,500	6,485

Net Investment Income (Loss)	—	442,860	268,267	39,233	201,861	99,980

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(119,527)	(827,685)	(130,767)	(28,194)	316,598	176,173
Net realized gain distribution from the Portfolios	—	—	956,366	98,865	517,957	174,698

Net realized gain (loss)	(119,527)	(827,685)	825,599	70,671	834,555	350,871

Net change in unrealized appreciation (depreciation) of investments	317,943	1,466,125	2,226,810	165,316	994,888	716,882

Net Realized and Unrealized Gain (Loss) on Investments	198,416	638,440	3,052,409	235,987	1,829,443	1,067,753

Net Increase (Decrease) in Net Assets Resulting from Operations	$198,416	$1,081,300	$3,320,676	$275,220	$2,031,304	$1,167,733

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$70,795	$21,851	$191,570	$3,466,454	$129,806	$—
Expenses:
Asset-based charges	2,492	987	48,588	81,049	10,771	15,109

Net Investment Income (Loss)	68,303	20,864	142,982	3,385,405	119,035	(15,109)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	78,837	32,266	96,946	(507,131)	(218,494)	(516,046)
Net realized gain distribution from the Portfolios	127,854	—	—	—	891,708	—

Net realized gain (loss)	206,691	32,266	96,946	(507,131)	673,214	(516,046)

Net change in unrealized appreciation (depreciation) of investments	538,091	225,044	3,934,356	(2,072,717)	(153,217)	1,565,764

Net Realized and Unrealized Gain (Loss) on Investments	744,782	257,310	4,031,302	(2,579,848)	519,997	1,049,718

Net Increase (Decrease) in Net Assets Resulting from Operations	$813,085	$278,174	$4,174,284	$805,557	$639,032	$1,034,609

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$287,378
Expenses:
Asset-based charges	81,596

Net Investment Income (Loss)	205,782

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	831,680
Net realized gain distribution from the Portfolios	376,276

Net realized gain (loss)	1,207,956

Net change in unrealized appreciation (depreciation) of investments	2,262,171

Net Realized and Unrealized Gain (Loss) on Investments	3,470,127

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,675,909

The accompanying notes are an integral part of these financial statements.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,249	$27,231	$254,418	$183,233	$49,178	$17,328
Net realized gain (loss)	31,679	30,192	476,730	361,667	5,374	(4,083)
Net change in unrealized appreciation (depreciation) of investments	221,107	(131,330)	1,245,865	(1,013,423)	34,319	(14,411)

Net increase (decrease) in net assets resulting from operations	317,035	(73,907)	1,977,013	(468,523)	88,871	(1,166)

From Contractowners Transactions:
Payments received from contractowners	229,027	160,701	1,595,260	1,618,739	467,220	180,941
Transfers between Variable Investment Options including guaranteed interest account, net	189,632	571,644	139,064	(1,614,365)	837,895	261,054
Redemptions for contract benefits and terminations	(29,458)	(12,604)	(658,312)	(292,789)	(8,913)	(13,392)
Contract maintenance charges	(72,364)	(46,131)	(804,395)	(796,144)	(47,256)	(20,634)

Net increase (decrease) in net assets resulting from contractowners transactions	316,837	673,610	271,617	(1,084,559)	1,248,946	407,969

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	11,663	—	—	—

Net Increase (Decrease) in Net Assets	633,872	599,703	2,260,293	(1,553,082)	1,337,817	406,803
Net Assets — Beginning of Year or Period	1,204,224	604,521	10,754,367	12,307,449	606,764	199,961

Net Assets — End of Year or Period	$1,838,096	$1,204,224	$13,014,660	$10,754,367	$1,944,581	$606,764

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$441,637	$393,347	$611,905	$197,596	$766,466	$687,093
Net realized gain (loss)	(1,355,766)	5,748,576	92,564	371,161	9,155,913	16,860,849
Net change in unrealized appreciation (depreciation) of investments	5,411,069	(8,691,132)	544,835	(1,393,740)	27,540,790	(47,823,307)

Net increase (decrease) in net assets resulting from operations	4,496,940	(2,549,209)	1,249,304	(824,983)	37,463,169	(30,275,365)

From Contractowners Transactions:
Payments received from contractowners	1,228,940	1,194,996	1,022,830	1,072,925	13,529,976	15,161,328
Transfers between Variable Investment Options including guaranteed interest account, net	(1,193,534)	(566,175)	(371,666)	(307,865)	(4,767,889)	(7,030,458)
Redemptions for contract benefits and terminations	(821,226)	(724,484)	(481,517)	(597,580)	(6,163,473)	(6,704,170)
Contract maintenance charges	(697,021)	(720,085)	(428,978)	(444,420)	(5,823,625)	(5,986,014)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,482,841)	(815,748)	(259,331)	(276,940)	(3,225,011)	(4,559,314)

Net Increase (Decrease) in Net Assets	3,014,099	(3,364,957)	989,973	(1,101,923)	34,238,158	(34,834,679)
Net Assets — Beginning of Year or Period	19,286,313	22,651,270	15,090,073	16,191,996	162,892,070	197,726,749

Net Assets — End of Year or Period	$22,300,412	$19,286,313	$16,080,046	$15,090,073	$197,130,228	$162,892,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)
	2019	2019	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2	$—	$—

Net increase (decrease) in net assets resulting from operations	2	—	—

From Contractowners Transactions:
Payments received from contractowners	241	115	14
Contract maintenance charges	(39)	(16)	(3)

Net increase (decrease) in net assets resulting from contractowners transactions	202	99	11

Net Increase (Decrease) in Net Assets	204	99	11

Net Assets — End of Year or Period	$204	$99	$11

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*		ALL ASSET GROWTH-ALT 20*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,345	$15,176	$20,541	$20,640	$528,622	$547,895
Net realized gain (loss)	79,889	67,305	232,574	146,758	1,366,298	1,302,927
Net change in unrealized appreciation (depreciation) of investments	391,869	(170,751)	608,444	(310,402)	3,675,286	(4,268,829)

Net increase (decrease) in net assets resulting from operations	506,103	(88,270)	861,559	(143,004)	5,570,206	(2,418,007)

From Contractowners Transactions:
Payments received from contractowners	723,902	264,152	182,537	171,215	3,245,868	3,787,678
Transfers between Variable Investment Options including guaranteed interest account, net	1,170,784	569,089	(560,272)	(577,063)	(845,359)	1,765,694
Redemptions for contract benefits and terminations	(78,512)	(16,795)	(187,789)	(75,358)	(1,090,217)	(656,921)
Contract maintenance charges	(99,594)	(53,674)	(99,709)	(96,397)	(1,710,112)	(1,541,110)

Net increase (decrease) in net assets resulting from contractowners transactions	1,716,580	762,772	(665,233)	(577,603)	(399,820)	3,355,341

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	11	—	—	—	—	—

Net Increase (Decrease) in Net Assets	2,222,694	674,502	196,326	(720,607)	5,170,386	937,334
Net Assets — Beginning of Year or Period	1,272,602	598,100	2,801,064	3,521,671	29,865,969	28,928,635

Net Assets — End of Year or Period	$3,495,296	$1,272,602	$2,997,390	$2,801,064	$35,036,355	$29,865,969

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(20,210)	$(16,968)	$168,701	$100,000	$61,885	$53,846
Net realized gain (loss)	671,072	357,385	1,463,771	774,067	396,323	311,616
Net change in unrealized appreciation (depreciation) of investments	2,015,078	(1,368,473)	4,480,321	(3,640,473)	526,747	(804,269)

Net increase (decrease) in net assets resulting from operations	2,665,940	(1,028,056)	6,112,793	(2,766,406)	984,955	(438,807)

From Contractowners Transactions:
Payments received from contractowners	1,184,385	1,177,179	3,197,467	2,404,063	703,266	481,232
Transfers between Variable Investment Options including guaranteed interest account, net	189,051	1,104,726	3,820,281	7,519,379	(1,690,246)	1,403,376
Redemptions for contract benefits and terminations	(187,362)	(117,695)	(492,818)	(270,596)	(496,471)	(184,411)
Contract maintenance charges	(270,001)	(225,161)	(671,091)	(484,873)	(93,561)	(95,630)

Net increase (decrease) in net assets resulting from contractowners transactions	916,073	1,939,049	5,853,839	9,167,973	(1,577,012)	1,604,567

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	34	910	—	—

Net Increase (Decrease) in Net Assets	3,582,013	910,993	11,966,666	6,402,477	(592,057)	1,165,760
Net Assets — Beginning of Year or Period	8,267,437	7,356,444	19,113,108	12,710,631	5,436,712	4,270,952

Net Assets — End of Year or Period	$11,849,450	$8,267,437	$31,079,774	$19,113,108	$4,844,655	$5,436,712

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI-SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,119,573	$1,249,149	$280,045	$507,656	$66,528	$278,998
Net realized gain (loss)	(582,560)	(1,327,086)	2,283,931	2,263,954	2,110,133	2,270,249
Net change in unrealized appreciation (depreciation) of investments	3,747,117	(634,315)	1,551,616	(3,652,786)	3,698,522	(6,029,386)

Net increase (decrease) in net assets resulting from operations	4,284,130	(712,252)	4,115,592	(881,176)	5,875,183	(3,480,139)

From Contractowners Transactions:
Payments received from contractowners	4,454,193	4,892,769	838,173	745,190	1,494,950	1,498,465
Transfers between Variable Investment Options including guaranteed interest account, net	(1,339,559)	(1,130,588)	348,684	582,556	(714,730)	(1,819,898)
Redemptions for contract benefits and terminations	(2,623,149)	(3,587,873)	(499,268)	(472,432)	(974,208)	(1,354,284)
Contract maintenance charges	(4,723,402)	(4,978,093)	(550,398)	(516,851)	(1,297,016)	(1,381,571)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,231,917)	(4,803,785)	137,191	338,463	(1,491,004)	(3,057,288)

Net Increase (Decrease) in Net Assets	52,213	(5,516,037)	4,252,783	(542,713)	4,384,179	(6,537,427)
Net Assets — Beginning of Year or Period	68,009,411	73,525,448	12,513,906	13,056,619	24,462,838	31,000,265

Net Assets — End of Year or Period	$68,061,624	$68,009,411	$16,766,689	$12,513,906	$28,847,017	$24,462,838

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,525	$1,261	$36,477	$33,936	$208,478	$104,224
Net realized gain (loss)	11,455	7,419	133,209	491,105	723,482	640,174
Net change in unrealized appreciation (depreciation) of investments	209,344	(95,687)	907,889	(1,143,278)	2,500,545	(1,453,693)

Net increase (decrease) in net assets resulting from operations	224,324	(87,007)	1,077,575	(618,237)	3,432,505	(709,295)

From Contractowners Transactions:
Payments received from contractowners	292,969	364,928	412,843	327,447	1,381,016	704,550
Transfers between Variable Investment Options including guaranteed interest account, net	(17,106)	55,149	(20,393)	(348,264)	2,102,768	1,261,153
Redemptions for contract benefits and terminations	(14,009)	—	(179,198)	(173,226)	(371,418)	(315,049)
Contract maintenance charges	(37,583)	(30,114)	(188,970)	(195,259)	(513,904)	(459,300)

Net increase (decrease) in net assets resulting from contractowners transactions	224,271	389,963	24,282	(389,302)	2,598,462	1,191,354

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	124	533	—	—	12	354

Net Increase (Decrease) in Net Assets	448,719	303,489	1,101,857	(1,007,539)	6,030,979	482,413
Net Assets — Beginning of Year or Period	617,817	314,328	4,405,281	5,412,820	10,224,977	9,742,564

Net Assets — End of Year or Period	$1,066,536	$617,817	$5,507,138	$4,405,281	$16,255,956	$10,224,977

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$42,466	$26,491	$(610,828)	$(745,786)	$2,100,054	$2,146,429
Net realized gain (loss)	261,899	419,672	22,965,042	40,108,872	13,652,675	11,624,905
Net change in unrealized appreciation (depreciation) of investments	778,528	(1,047,416)	27,484,872	(55,823,981)	16,507,622	(26,889,043)

Net increase (decrease) in net assets resulting from operations	1,082,893	(601,253)	49,839,086	(16,460,895)	32,260,351	(13,117,709)

From Contractowners Transactions:
Payments received from contractowners	533,353	299,478	7,616,186	7,770,341	7,899,153	9,232,836
Transfers between Variable Investment Options including guaranteed interest account, net	607,176	337,946	(8,518,904)	(3,547,190)	(2,941,842)	(2,859,522)
Redemptions for contract benefits and terminations	(195,283)	(206,659)	(8,599,414)	(8,433,628)	(8,634,035)	(8,497,264)
Contract maintenance charges	(187,657)	(172,686)	(6,812,975)	(6,816,779)	(4,828,961)	(5,137,752)

Net increase (decrease) in net assets resulting from contractowners transactions	757,589	258,079	(16,315,107)	(11,027,256)	(8,505,685)	(7,261,702)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	5	(8)	—	—	—	31,622

Net Increase (Decrease) in Net Assets	1,840,487	(343,182)	33,523,979	(27,488,151)	23,754,666	(20,347,789)
Net Assets — Beginning of Year or Period	4,136,586	4,479,768	186,463,041	213,951,192	135,970,073	156,317,862

Net Assets — End of Year or Period	$5,977,073	$4,136,586	$219,987,020	$186,463,041	$159,724,739	$135,970,073

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(b)(c)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$908,169	$267,466	$658,011	$493,984	$3,153,779	$2,647,648
Net realized gain (loss)	244,549	(60,301)	1,319,223	1,344,948	17,109,170	26,378,921
Net change in unrealized appreciation (depreciation) of investments	12,500,948	(5,859,557)	4,040,788	(3,504,352)	20,385,810	(45,322,323)

Net increase (decrease) in net assets resulting from operations	13,653,666	(5,652,392)	6,018,022	(1,665,420)	40,648,759	(16,295,754)

From Contractowners Transactions:
Payments received from contractowners	4,619,562	1,053,158	5,566,657	5,722,032	10,895,685	12,943,153
Transfers between Variable Investment Options including guaranteed interest account, net	(2,394,371)	53,146,253	(691,748)	1,350,703	(10,804,871)	(10,529,958)
Redemptions for contract benefits and terminations	(1,539,228)	(141,713)	(1,067,751)	(669,939)	(8,057,560)	(7,545,269)
Contract maintenance charges	(1,466,061)	(293,100)	(3,021,925)	(2,956,446)	(7,405,632)	(7,884,412)

Net increase (decrease) in net assets resulting from contractowners transactions	(780,098)	53,764,598	785,233	3,446,350	(15,372,378)	(13,016,486)

Net Increase (Decrease) in Net Assets	12,873,568	48,112,206	6,803,255	1,780,930	25,276,381	(29,312,240)
Net Assets — Beginning of Year or Period	48,112,206	—	38,375,203	36,594,273	183,321,917	212,634,157

Net Assets — End of Year or Period	$60,985,774	$48,112,206	$45,178,458	$38,375,203	$208,598,298	$183,321,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(c)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,951	$109,556	$(205,250)	$(76,784)	$15,237,818	$13,077,922
Net realized gain (loss)	25,277,312	20,054,850	6,106,977	7,873,476	138,198,938	158,391,304
Net change in unrealized appreciation (depreciation) of investments	8,569,002	(26,127,363)	17,892,358	(7,907,125)	272,175,011	(267,534,071)

Net increase (decrease) in net assets resulting from operations	33,925,265	(5,962,957)	23,794,085	(110,433)	425,611,767	(96,064,845)

From Contractowners Transactions:
Payments received from contractowners	4,024,287	4,221,681	3,786,412	4,042,384	63,765,617	68,264,259
Transfers between Variable Investment Options including guaranteed interest account, net	(15,061,994)	(3,197,203)	(3,932,032)	(4,126,669)	(46,912,103)	(69,133,046)
Redemptions for contract benefits and terminations	(4,798,726)	(4,034,801)	(2,888,024)	(2,242,373)	(66,518,361)	(67,662,814)
Contract maintenance charges	(4,175,957)	(4,214,631)	(2,369,278)	(2,334,528)	(73,806,953)	(74,802,593)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,012,390)	(7,224,954)	(5,402,922)	(4,661,186)	(123,471,800)	(143,334,194)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	125,100

Net Increase (Decrease) in Net Assets	13,912,875	(13,187,911)	18,391,163	(4,771,619)	302,139,967	(239,273,939)
Net Assets — Beginning of Year or Period	112,258,260	125,446,171	76,684,451	81,456,070	1,485,622,275	1,724,896,214

Net Assets — End of Year or Period	$126,171,135	$112,258,260	$95,075,614	$76,684,451	$1,787,762,242	$1,485,622,275

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$375,395	$337,170	$116,385	$90,726	$44,891	$37,655
Net realized gain (loss)	422,675	534,267	173,056	250,690	33,293	81,735
Net change in unrealized appreciation (depreciation) of investments	1,542,472	(1,402,478)	660,708	(584,510)	184,799	(157,944)

Net increase (decrease) in net assets resulting from operations	2,340,542	(531,041)	950,149	(243,094)	262,983	(38,554)

From Contractowners Transactions:
Payments received from contractowners	1,653,422	1,853,567	996,297	969,701	395,672	495,395
Transfers between Variable Investment Options including guaranteed interest account, net	(613,990)	180,112	(82,206)	(42,515)	(278,083)	210,171
Redemptions for contract benefits and terminations	(670,943)	(952,724)	(226,643)	(409,905)	(55,808)	(86,549)
Contract maintenance charges	(2,003,152)	(1,978,918)	(649,995)	(631,149)	(270,894)	(267,787)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,634,663)	(897,963)	37,453	(113,868)	(209,113)	351,230

Net Increase (Decrease) in Net Assets	705,879	(1,429,004)	987,602	(356,962)	53,870	312,676
Net Assets — Beginning of Year or Period	27,196,469	28,625,473	7,082,064	7,439,026	2,968,614	2,655,938

Net Assets — End of Year or Period	$27,902,348	$27,196,469	$8,069,666	$7,082,064	$3,022,484	$2,968,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/EMERGING MARKETS EQUITY PLUS*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$447,748	$398,375	$1,281,321	$808,055	$2
Net realized gain (loss)	1,158,007	1,347,084	48,252	(233,740)	—
Net change in unrealized appreciation (depreciation) of investments	2,391,176	(2,934,113)	2,073,855	(607,788)	10

Net increase (decrease) in net assets resulting from operations	3,996,931	(1,188,654)	3,403,428	(33,473)	12

From Contractowners Transactions:
Payments received from contractowners	3,974,076	3,211,215	3,665,576	3,663,771	390
Transfers between Variable Investment Options including guaranteed interest account, net	(1,283,401)	(1,159,436)	27,835,133	(426,574)	—
Redemptions for contract benefits and terminations	(1,684,422)	(1,620,440)	(1,926,371)	(3,053,763)	—
Contract maintenance charges	(2,013,680)	(2,171,492)	(2,382,757)	(2,329,332)	(43)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,007,427)	(1,740,153)	27,191,581	(2,145,898)	347

Net Increase (Decrease) in Net Assets	2,989,504	(2,928,807)	30,595,009	(2,179,371)	359
Net Assets — Beginning of Year or Period	29,742,293	32,671,100	49,589,382	51,768,753	—

Net Assets — End of Year or Period	$32,731,797	$29,742,293	$80,184,391	$49,589,382	$359

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(b)(d)		EQ/FRANKLIN RISING DIVIDENDS*(b)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,191,795	$9,963,773	$595,460	$169,863	$510,170	$130,327
Net realized gain (loss)	68,068,522	63,441,265	65,836	(179,846)	826,500	(17,469)
Net change in unrealized appreciation (depreciation) of investments	163,549,309	(117,357,501)	26,485,495	(12,029,625)	13,849,231	(4,195,962)

Net increase (decrease) in net assets resulting from operations	243,809,626	(43,952,463)	27,146,791	(12,039,608)	15,185,901	(4,083,104)

From Contractowners Transactions:
Payments received from contractowners	54,552,091	43,792,516	3,436,394	1,186,694	3,147,134	812,067
Transfers between Variable Investment Options including guaranteed interest account, net	(5,638,853)	(16,216,520)	(9,419,772)	105,252,102	(1,344,618)	56,189,605
Redemptions for contract benefits and terminations	(26,548,221)	(27,225,302)	(1,463,352)	(321,496)	(1,491,862)	(399,664)
Contract maintenance charges	(30,836,932)	(29,645,392)	(1,690,246)	(349,357)	(2,072,059)	(411,020)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,471,915)	(29,294,698)	(9,136,976)	105,767,943	(1,761,405)	56,190,988

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(11)	11	—	—	(1,361)	1,361

Net Increase (Decrease) in Net Assets	235,337,700	(73,247,150)	18,009,815	93,728,335	13,423,135	52,109,245
Net Assets — Beginning of Year or Period	802,618,813	875,865,963	93,728,335	—	52,109,245	—

Net Assets — End of Year or Period	$1,037,956,513	$802,618,813	$111,738,150	$93,728,335	$65,532,380	$52,109,245

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(d)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(e)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN STRATEGIC INCOME*(b)(f)		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,380,200	$223,383	$95,525	$183,287	$1,311,114	$952,645
Net realized gain (loss)	666,428	(7,027)	(60,020)	(250,669)	6,866,964	15,144,159
Net change in unrealized appreciation (depreciation) of investments	832,252	(654,159)	949,715	(260,264)	20,756,071	(33,462,490)

Net increase (decrease) in net assets resulting from operations	2,878,880	(437,803)	985,220	(327,646)	28,934,149	(17,365,686)

From Contractowners Transactions:
Payments received from contractowners	2,566,527	646,523	1,266,724	1,231,412	5,838,971	6,390,644
Transfers between Variable Investment Options including guaranteed interest account, net	465,762	33,520,994	(456,774)	355,189	(4,306,537)	(4,868,804)
Redemptions for contract benefits and terminations	(941,789)	(106,474)	(651,828)	(877,497)	(6,101,313)	(7,189,203)
Contract maintenance charges	(1,480,008)	(310,472)	(788,895)	(828,842)	(5,159,843)	(5,416,338)

Net increase (decrease) in net assets resulting from contractowners transactions	610,492	33,750,571	(630,773)	(119,738)	(9,728,722)	(11,083,701)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(2,607)	185,604	—	—	—	—

Net Increase (Decrease) in Net Assets	3,486,765	33,498,372	354,447	(447,384)	19,205,427	(28,449,387)
Net Assets — Beginning of Year or Period	33,498,372	—	16,637,918	17,085,302	120,128,660	148,578,047

Net Assets — End of Year or Period	$36,985,137	$33,498,372	$16,992,365	$16,637,918	$139,334,087	$120,128,660

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(f)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(b)(g)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,114	$16,781	$1,029,853	$758,543	$538,309	$418,146
Net realized gain (loss)	217,472	(9,315)	2,440,666	2,460,555	198,866	(586,240)
Net change in unrealized appreciation (depreciation) of investments	2,261,285	(849,455)	8,425,891	(7,047,901)	1,033,634	262,219

Net increase (decrease) in net assets resulting from operations	2,548,871	(841,989)	11,896,410	(3,828,803)	1,770,809	94,125

From Contractowners Transactions:
Payments received from contractowners	755,549	134,893	9,074,986	9,139,233	4,191,567	4,221,238
Transfers between Variable Investment Options including guaranteed interest account, net	(85,014)	9,284,016	(1,998,648)	(2,947,979)	(1,596,102)	(38,572,276)
Redemptions for contract benefits and terminations	(385,578)	(12,619)	(2,738,802)	(2,012,292)	(2,165,248)	(2,537,688)
Contract maintenance charges	(331,705)	(68,241)	(3,843,864)	(3,886,988)	(3,737,930)	(3,969,469)

Net increase (decrease) in net assets resulting from contractowners transactions	(46,748)	9,338,049	493,672	291,974	(3,307,713)	(40,858,195)

Net Increase (Decrease) in Net Assets	2,502,123	8,496,060	12,390,082	(3,536,829)	(1,536,904)	(40,764,070)
Net Assets — Beginning of Year or Period	8,496,060	—	58,504,234	62,041,063	48,227,708	88,991,778

Net Assets — End of Year or Period	$10,998,183	$8,496,060	$70,894,316	$58,504,234	$46,690,804	$48,227,708

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(g)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$922,726	$866,406	$7,091,447	$6,228,990	$122,078	$70,474
Net realized gain (loss)	1,933,918	699,419	(4,009,597)	(3,015,502)	19,888	21,968
Net change in unrealized appreciation (depreciation) of investments	7,959,878	(10,752,214)	54,318,570	(53,733,576)	743,111	(677,449)

Net increase (decrease) in net assets resulting from operations	10,816,522	(9,186,389)	57,400,420	(50,520,088)	885,077	(585,007)

From Contractowners Transactions:
Payments received from contractowners	2,495,314	2,630,704	19,066,052	19,479,370	422,176	224,444
Transfers between Variable Investment Options including guaranteed interest account, net	(4,469,898)	(543,969)	(9,826,846)	(2,665,872)	1,022,910	508,221
Redemptions for contract benefits and terminations	(1,596,795)	(2,653,774)	(11,212,213)	(12,255,673)	(45,785)	(69,986)
Contract maintenance charges	(2,113,129)	(2,282,766)	(15,562,021)	(16,133,725)	(141,498)	(119,948)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,684,508)	(2,849,805)	(17,535,028)	(11,575,900)	1,257,803	542,731

Net Increase (Decrease) in Net Assets	5,132,014	(12,036,194)	39,865,392	(62,095,988)	2,142,880	(42,276)
Net Assets — Beginning of Year or Period	51,291,907	63,328,101	272,427,596	334,523,584	3,515,461	3,557,737

Net Assets — End of Year or Period	$56,423,921	$51,291,907	$312,292,988	$272,427,596	$5,658,341	$3,515,461

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(b)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,452,092	$1,101,886	$541,179	$400,276	$1,870,305	$193,692
Net realized gain (loss)	2,635,505	1,282,245	1,950,390	2,007,452	2,580,150	15,837
Net change in unrealized appreciation (depreciation) of investments	10,474,033	(16,007,666)	3,679,086	(6,065,466)	3,680,663	(688,317)

Net increase (decrease) in net assets resulting from operations	14,561,630	(13,623,535)	6,170,655	(3,657,738)	8,131,118	(478,788)

From Contractowners Transactions:
Payments received from contractowners	3,986,635	4,180,386	1,459,647	1,437,416	3,720,219	884,036
Transfers between Variable Investment Options including guaranteed interest account, net	(1,838,936)	(1,272,580)	(1,245,245)	(142,921)	(1,258,078)	36,321,954
Redemptions for contract benefits and terminations	(2,668,010)	(3,601,571)	(823,891)	(919,146)	(1,310,034)	(133,379)
Contract maintenance charges	(3,489,212)	(3,769,617)	(767,011)	(830,185)	(1,226,524)	(244,570)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,009,523)	(4,463,382)	(1,376,500)	(454,836)	(74,417)	36,828,041

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(7,985)	16,845

Net Increase (Decrease) in Net Assets	10,552,107	(18,086,917)	4,794,155	(4,112,574)	8,048,716	36,366,098
Net Assets — Beginning of Year or Period	66,956,477	85,043,394	25,600,527	29,713,101	36,366,098	—

Net Assets — End of Year or Period	$77,508,584	$66,956,477	$30,394,682	$25,600,527	$44,414,814	$36,366,098

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(h)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(b)(i)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$528,205	$59,096	$(112,539)	$(116,749)	$495,206	$332,904
Net realized gain (loss)	1,412,962	(34,887)	4,109,669	3,984,113	1,512,476	6,128,712
Net change in unrealized appreciation (depreciation) of investments	6,565,120	(1,744,827)	10,680,522	(4,449,201)	10,251,881	(14,604,905)

Net increase (decrease) in net assets resulting from operations	8,506,287	(1,720,618)	14,677,652	(581,837)	12,259,563	(8,143,289)

From Contractowners Transactions:
Payments received from contractowners	3,590,642	962,453	2,525,916	2,775,034	5,027,501	3,458,081
Transfers between Variable Investment Options including guaranteed interest account, net	(4,272,850)	33,174,169	(847,465)	(2,905,338)	2,189,028	1,960,234
Redemptions for contract benefits and terminations	(1,170,281)	(123,391)	(1,815,004)	(2,088,937)	(1,848,726)	(2,318,012)
Contract maintenance charges	(877,517)	(177,322)	(1,610,492)	(1,676,654)	(1,885,767)	(1,759,848)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,730,006)	33,835,909	(1,747,045)	(3,895,895)	3,482,036	1,340,455

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	148	—	—	—	—	—

Net Increase (Decrease) in Net Assets	5,776,429	32,115,291	12,930,607	(4,477,732)	15,741,599	(6,802,834)
Net Assets — Beginning of Year or Period	32,115,291	—	41,614,055	46,091,787	43,550,003	50,352,837

Net Assets — End of Year or Period	$37,891,720	$32,115,291	$54,544,662	$41,614,055	$59,291,602	$43,550,003

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(i)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$363,641	$271,778	$393,464	$353,614	$13,470	$158,502
Net realized gain (loss)	3,240,124	3,494,490	20,147,870	17,410,612	38,341,026	38,769,752
Net change in unrealized appreciation (depreciation) of investments	4,516,234	(5,705,806)	29,779,230	(21,527,934)	38,932,796	(46,091,408)

Net increase (decrease) in net assets resulting from operations	8,119,999	(1,939,538)	50,320,564	(3,763,708)	77,287,292	(7,163,154)

From Contractowners Transactions:
Payments received from contractowners	1,167,276	978,432	6,927,419	6,983,652	9,159,885	10,055,390
Transfers between Variable Investment Options including guaranteed interest account, net	(479,506)	(208,000)	(3,586,184)	(4,406,404)	(13,894,849)	(11,713,353)
Redemptions for contract benefits and terminations	(912,376)	(1,083,924)	(5,907,783)	(5,802,642)	(12,921,115)	(12,890,265)
Contract maintenance charges	(1,087,266)	(1,144,548)	(5,314,240)	(5,329,214)	(9,808,592)	(10,140,614)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,311,872)	(1,458,040)	(7,880,788)	(8,554,608)	(27,464,671)	(24,688,842)

Net Increase (Decrease) in Net Assets	6,808,127	(3,397,578)	42,439,776	(12,318,316)	49,822,621	(31,851,996)
Net Assets — Beginning of Year or Period	27,761,166	31,158,744	148,282,860	160,601,176	243,752,581	275,604,577

Net Assets — End of Year or Period	$34,569,293	$27,761,166	$190,722,636	$148,282,860	$293,575,202	$243,752,581

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(b)(j)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$611,942	$483,061	$5,531,008	$7,955,574	$1,463,728	$76,969
Net realized gain (loss)	2,476,253	2,245,139	28,986,070	26,574,601	1,328,941	(5,780)
Net change in unrealized appreciation (depreciation) of investments	3,372,909	(5,163,413)	47,962,044	(74,400,199)	6,960,105	(713,799)

Net increase (decrease) in net assets resulting from operations	6,461,104	(2,435,213)	82,479,122	(39,870,024)	9,752,774	(642,610)

From Contractowners Transactions:
Payments received from contractowners	2,030,078	1,969,105	16,757,226	17,820,235	5,937,995	1,548,670
Transfers between Variable Investment Options including guaranteed interest account, net	1,477,160	(1,650,942)	(13,546,346)	(12,015,972)	(1,641,461)	52,324,409
Redemptions for contract benefits and terminations	(602,170)	(1,359,157)	(15,310,636)	(18,775,561)	(1,892,949)	(249,493)
Contract maintenance charges	(841,869)	(813,035)	(18,137,977)	(18,979,468)	(1,779,562)	(366,650)

Net increase (decrease) in net assets resulting from contractowners transactions	2,063,199	(1,854,029)	(30,237,733)	(31,950,766)	624,023	53,256,936

Net Increase (Decrease) in Net Assets	8,524,303	(4,289,242)	52,241,389	(71,820,790)	10,376,797	52,614,326
Net Assets — Beginning of Year or Period	24,698,968	28,988,210	343,908,576	415,729,366	52,614,326	—

Net Assets — End of Year or Period	$33,223,271	$24,698,968	$396,149,965	$343,908,576	$62,991,123	$52,614,326

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(j)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(b)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(100,982)	$(69,286)	$634,460	$342,241	$594,826	$(43,338)
Net realized gain (loss)	5,249,176	6,439,152	2,645,382	6,156,089	1,567,353	(57,675)
Net change in unrealized appreciation (depreciation) of investments	7,256,172	(7,721,058)	10,046,356	(11,400,219)	24,068,450	(4,576,888)

Net increase (decrease) in net assets resulting from operations	12,404,366	(1,351,192)	13,326,198	(4,901,889)	26,230,629	(4,677,901)

From Contractowners Transactions:
Payments received from contractowners	2,872,135	2,659,075	2,644,759	2,777,786	10,949,967	2,359,133
Transfers between Variable Investment Options including guaranteed interest account, net	67,885	1,357,524	4,665,893	536,107	(6,306,068)	106,053,233
Redemptions for contract benefits and terminations	(1,480,056)	(1,491,722)	(1,227,072)	(1,531,690)	(2,776,472)	(268,686)
Contract maintenance charges	(1,349,751)	(1,291,330)	(1,494,717)	(1,375,760)	(3,102,047)	(622,499)

Net increase (decrease) in net assets resulting from contractowners transactions	110,213	1,233,547	4,588,863	406,443	(1,234,620)	107,521,181

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	233	414

Net Increase (Decrease) in Net Assets	12,514,579	(117,645)	17,915,061	(4,495,446)	24,996,242	102,843,694
Net Assets — Beginning of Year or Period	39,626,359	39,744,004	46,696,819	51,192,265	102,843,694	—

Net Assets — End of Year or Period	$52,140,938	$39,626,359	$64,611,880	$46,696,819	$127,839,936	$102,843,694

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(k)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(b)(l)		EQ/MFS UTILITIES SERIES*(b)(m)		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(75,441)	$(12,356)	$78,536	$12,447	$1,294,151	$1,240,608
Net realized gain (loss)	1,099,993	(31,541)	69,120	(5,831)	11,935,241	18,481,450
Net change in unrealized appreciation (depreciation) of investments	10,818,375	(3,192,880)	416,938	(89,090)	19,898,665	(37,940,546)

Net increase (decrease) in net assets resulting from operations	11,842,927	(3,236,777)	564,594	(82,474)	33,128,057	(18,218,488)

From Contractowners Transactions:
Payments received from contractowners	3,170,861	498,738	216,423	38,278	9,656,294	9,151,686
Transfers between Variable Investment Options including guaranteed interest account, net	(1,405,025)	36,235,095	(2,917)	2,346,830	(7,035,858)	(2,332,744)
Redemptions for contract benefits and terminations	(1,601,671)	(76,589)	(191,451)	(1,642)	(5,344,323)	(6,597,824)
Contract maintenance charges	(1,121,416)	(215,738)	(43,943)	(9,088)	(5,003,078)	(4,908,979)

Net increase (decrease) in net assets resulting from contractowners transactions	(957,251)	36,441,506	(21,888)	2,374,378	(7,726,965)	(4,687,861)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	15	—	—	—

Net Increase (Decrease) in Net Assets	10,885,676	33,204,729	542,721	2,291,904	25,401,092	(22,906,349)
Net Assets — Beginning of Year or Period	33,204,729	—	2,291,904	—	134,225,899	157,132,248

Net Assets — End of Year or Period	$44,090,405	$33,204,729	$2,834,625	$2,291,904	$159,626,991	$134,225,899

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(l)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(m)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,775,593	$1,620,912	$9,245,596	$9,109,192	$1,845,623	$1,379,316
Net realized gain (loss)	21,322,040	27,381,818	40,629,919	38,622,904	4,252,018	4,006,915
Net change in unrealized appreciation (depreciation) of investments	19,657,551	(56,235,308)	66,344,967	(92,345,560)	13,188,116	(11,167,077)

Net increase (decrease) in net assets resulting from operations	42,755,184	(27,232,578)	116,220,482	(44,613,464)	19,285,757	(5,780,846)

From Contractowners Transactions:
Payments received from contractowners	7,777,387	8,499,182	46,177,090	48,453,618	15,032,011	15,292,605
Transfers between Variable Investment Options including guaranteed interest account, net	(11,464,189)	(7,977,746)	(23,331,317)	(7,590,887)	(3,340,536)	(1,508,652)
Redemptions for contract benefits and terminations	(8,327,643)	(9,944,141)	(35,648,438)	(33,236,093)	(2,823,214)	(2,887,590)
Contract maintenance charges	(8,001,328)	(8,457,814)	(54,502,854)	(57,722,064)	(7,894,162)	(7,989,391)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,015,773)	(17,880,519)	(67,305,519)	(50,095,426)	974,099	2,906,972

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	5	—	—	—

Net Increase (Decrease) in Net Assets	22,739,411	(45,113,097)	48,914,968	(94,708,890)	20,259,856	(2,873,874)
Net Assets — Beginning of Year or Period	171,152,921	216,266,018	802,426,959	897,135,849	106,743,483	109,617,357

Net Assets — End of Year or Period	$193,892,332	$171,152,921	$851,341,927	$802,426,959	$127,003,339	$106,743,483

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/OPPENHEIMER GLOBAL*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,093,801	$6,139,999	$1,817,760	$1,293,199	$—
Net realized gain (loss)	29,656,459	30,841,740	8,373	3,973	—
Net change in unrealized appreciation (depreciation) of investments	40,326,730	(65,552,287)	(6,280)	3,115	—

Net increase (decrease) in net assets resulting from operations	76,076,990	(28,570,548)	1,819,853	1,300,287	—

From Contractowners Transactions:
Payments received from contractowners	27,223,193	28,814,143	88,948,152	83,705,875	144
Transfers between Variable Investment Options including guaranteed interest account, net	(6,261,422)	(23,487,019)	14,044,606	1,575,257	—
Redemptions for contract benefits and terminations	(21,796,695)	(23,056,449)	(76,962,548)	(80,746,543)	—
Contract maintenance charges	(17,954,983)	(19,014,366)	(15,419,580)	(15,954,459)	—

Net increase (decrease) in net assets resulting from contractowners transactions	(18,789,907)	(36,743,691)	10,610,630	(11,419,870)	144

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	35	(21)	—

Net Increase (Decrease) in Net Assets	57,287,083	(65,314,239)	12,430,518	(10,119,604)	144
Net Assets — Beginning of Year or Period	392,177,749	457,491,988	144,360,744	154,480,348	—

Net Assets — End of Year or Period	$449,464,832	$392,177,749	$156,791,262	$144,360,744	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*(b)(n)		EQ/PIMCO TOTAL RETURN*(b)(o)
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1	$453,330	$102,385	$1,437,602	$422,613
Net realized gain (loss)	—	464,270	34,899	2,545,382	238,724
Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	(78,883)	2,093,513	410,518

Net increase (decrease) in net assets resulting from operations	—	1,949,983	58,401	6,076,497	1,071,855

From Contractowners Transactions:
Payments received from contractowners	35	2,213,089	606,640	4,898,141	1,101,234
Transfers between Variable Investment Options including guaranteed interest account, net	—	(829,322)	23,933,897	6,495,439	66,846,907
Redemptions for contract benefits and terminations	—	(827,138)	(177,212)	(1,989,607)	(268,391)
Contract maintenance charges	(2)	(1,097,555)	(237,130)	(2,669,957)	(523,468)

Net increase (decrease) in net assets resulting from contractowners transactions	33	(540,926)	24,126,195	6,734,016	67,156,282

Net Increase (Decrease) in Net Assets	33	1,409,057	24,184,596	12,810,513	68,228,137
Net Assets — Beginning of Year or Period	—	24,184,596	—	68,228,137	—

Net Assets — End of Year or Period	$33	$25,593,653	$24,184,596	$81,038,650	$68,228,137

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.
(b)	Units were made available on October 22, 2018.
(n)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(o)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SCIENCE AND TECHNOLOGY*(b)(p)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$640,372	$575,866	$474,401	$540,728	$(69,201)	$(12,806)
Net realized gain (loss)	(16,265)	13,680	(170,142)	(305,373)	2,295,492	(173,400)
Net change in unrealized appreciation (depreciation) of investments	102,560	(362,655)	1,821,813	(415,538)	12,298,146	(3,885,520)

Net increase (decrease) in net assets resulting from operations	726,667	226,891	2,126,072	(180,183)	14,524,437	(4,071,726)

From Contractowners Transactions:
Payments received from contractowners	2,308,912	2,203,800	3,279,963	3,403,693	3,133,161	655,938
Transfers between Variable Investment Options including guaranteed interest account, net	(467,171)	993,308	(634,265)	(1,262,682)	(2,374,843)	36,407,134
Redemptions for contract benefits and terminations	(2,278,067)	(1,501,122)	(2,029,354)	(2,423,040)	(1,161,478)	(123,859)
Contract maintenance charges	(1,737,090)	(1,808,236)	(3,007,572)	(3,186,540)	(1,163,332)	(216,456)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,173,416)	(112,250)	(2,391,228)	(3,468,569)	(1,566,492)	36,722,757

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(1,726)	1,726

Net Increase (Decrease) in Net Assets	(1,446,749)	114,641	(265,156)	(3,648,752)	12,956,219	32,652,757
Net Assets — Beginning of Year or Period	33,385,500	33,270,859	41,751,299	45,400,051	32,652,757	—

Net Assets — End of Year or Period	$31,938,751	$33,385,500	$41,486,143	$41,751,299	$45,608,976	$32,652,757

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(p)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*(b)(q)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$936,591	$781,682	$(373,131)	$(356,872)	$—	$—
Net realized gain (loss)	6,305,507	11,320,740	9,942,929	18,354,311	109,497	(29,755)
Net change in unrealized appreciation (depreciation) of investments	15,086,670	(23,894,445)	25,647,347	(20,766,318)	1,845,811	(823,342)

Net increase (decrease) in net assets resulting from operations	22,328,768	(11,792,023)	35,217,145	(2,768,879)	1,955,308	(853,097)

From Contractowners Transactions:
Payments received from contractowners	6,224,645	6,612,780	12,203,718	11,671,252	796,905	318,959
Transfers between Variable Investment Options including guaranteed interest account, net	(2,504,270)	(1,077,493)	(3,669,721)	747,416	(2,723,608)	8,400,775
Redemptions for contract benefits and terminations	(3,066,051)	(3,062,507)	(4,724,742)	(3,447,977)	(271,496)	(411)
Contract maintenance charges	(2,819,805)	(2,794,233)	(4,060,832)	(3,747,718)	(112,741)	(22,107)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,165,481)	(321,453)	(251,577)	5,222,973	(2,310,940)	8,697,216

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	9,007

Net Increase (Decrease) in Net Assets	20,163,287	(12,113,476)	34,965,568	2,454,094	(355,632)	7,853,126
Net Assets — Beginning of Year or Period	89,366,337	101,479,813	114,533,571	112,079,477	7,853,126	—

Net Assets — End of Year or Period	$109,529,624	$89,366,337	$149,499,139	$114,533,571	$7,497,494	$7,853,126

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(q)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(b)(r)		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$26,946	$(909)	$87,737	$7,552	$15,304	$15,177
Net realized gain (loss)	440,817	2,309,130	(1,041,880)	(64,522)	76,216	126,984
Net change in unrealized appreciation (depreciation) of investments	3,790,833	(4,100,675)	1,120,142	(4,497,704)	152,314	(225,936)

Net increase (decrease) in net assets resulting from operations	4,258,596	(1,792,454)	165,999	(4,554,674)	243,834	(83,775)

From Contractowners Transactions:
Payments received from contractowners	605,015	642,673	1,389,174	448,845	78,258	127,084
Transfers between Variable Investment Options including guaranteed interest account, net	1,109,994	(2,719,307)	241,697	14,502,337	(148,325)	(27,165)
Redemptions for contract benefits and terminations	(311,235)	(442,469)	(436,773)	(52,038)	(61,833)	(417,412)
Contract maintenance charges	(433,034)	(436,187)	(526,299)	(118,118)	(47,494)	(44,623)

Net increase (decrease) in net assets resulting from contractowners transactions	970,740	(2,955,290)	667,799	14,781,026	(179,394)	(362,116)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	865	12,750	—	—

Net Increase (Decrease) in Net Assets	5,229,336	(4,747,744)	834,663	10,239,102	64,440	(445,891)
Net Assets — Beginning of Year or Period	11,348,324	16,096,068	10,239,102	—	1,145,423	1,591,314

Net Assets — End of Year or Period	$16,577,660	$11,348,324	$11,073,765	$10,239,102	$1,209,863	$1,145,423

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(r)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,672	$36,513	$25,421	$19,493	$335,541	$1,162
Net realized gain (loss)	134,626	103,960	—	—	961,547	819,984
Net change in unrealized appreciation (depreciation) of investments	284,890	(283,361)	—	—	1,261,978	(1,691,998)

Net increase (decrease) in net assets resulting from operations	458,188	(142,888)	25,421	19,493	2,559,066	(870,852)

From Contractowners Transactions:
Payments received from contractowners	491,034	364,082	269,540	172,255	959,380	962,740
Transfers between Variable Investment Options including guaranteed interest account, net	(20,108)	(280,400)	(110,623)	269,993	24,201	(549,721)
Redemptions for contract benefits and terminations	(64,995)	(87,410)	(29,495)	(37,768)	(392,097)	(504,023)
Contract maintenance charges	(53,587)	(47,022)	(54,153)	(45,968)	(424,024)	(414,538)

Net increase (decrease) in net assets resulting from contractowners transactions	352,344	(50,750)	75,269	358,512	167,460	(505,542)

Net Increase (Decrease) in Net Assets	810,532	(193,638)	100,690	378,005	2,726,526	(1,376,394)
Net Assets — Beginning of Year or Period	1,610,775	1,804,413	1,467,363	1,089,358	8,797,260	10,173,654

Net Assets — End of Year or Period	$2,421,307	$1,610,775	$1,568,053	$1,467,363	$11,523,786	$8,797,260

The accompanying notes are an integral part of these financial statements.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP HIGH INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$167,280	$159,061	$1,057,552	$854,287	$162,290	$79,931
Net realized gain (loss)	(2,655)	(41,662)	195,370	(8,228)	2,536,737	3,220,805
Net change in unrealized appreciation (depreciation) of investments	244,927	(210,317)	2,280,723	(1,053,399)	3,723,738	(8,193,396)

Net increase (decrease) in net assets resulting from operations	409,552	(92,918)	3,533,645	(207,340)	6,422,765	(4,892,660)

From Contractowners Transactions:
Payments received from contractowners	333,473	316,106	3,192,020	3,036,390	4,027,762	5,164,695
Transfers between Variable Investment Options including guaranteed interest account, net	125,662	(1,337,468)	49,951	19,785,678	(4,028,747)	(1,586,532)
Redemptions for contract benefits and terminations	(165,527)	(251,778)	(1,416,487)	(1,593,205)	(1,134,341)	(938,814)
Contract maintenance charges	(55,334)	(67,257)	(598,190)	(571,148)	(948,073)	(962,168)

Net increase (decrease) in net assets resulting from contractowners transactions	238,274	(1,340,397)	1,227,294	20,657,715	(2,083,399)	1,677,181

Net Increase (Decrease) in Net Assets	647,826	(1,433,315)	4,760,939	20,450,375	4,339,366	(3,215,479)
Net Assets — Beginning of Year or Period	2,637,489	4,070,804	36,813,473	16,363,098	28,429,516	31,644,995

Net Assets — End of Year or Period	$3,285,315	$2,637,489	$41,574,412	$36,813,473	$32,768,882	$28,429,516

The accompanying notes are an integral part of these financial statements.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP VALUE PORTFOLIO		FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN MUTUAL SHARES VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,472	$12,276	$3,056	$2,948	$155,302	$204,329
Net realized gain (loss)	59,733	70,488	(3,588)	32,269	775,509	398,148
Net change in unrealized appreciation (depreciation) of investments	286,378	(287,144)	77,804	(93,356)	906,856	(1,447,043)

Net increase (decrease) in net assets resulting from operations	363,583	(204,380)	77,272	(58,139)	1,837,667	(844,566)

From Contractowners Transactions:
Payments received from contractowners	305,749	219,536	40,449	131,489	572,987	702,605
Transfers between Variable Investment Options including guaranteed interest account, net	(763,552)	516,778	(104,391)	10,249	(284,196)	(2,008,212)
Redemptions for contract benefits and terminations	(42,503)	(12,735)	(99,001)	(315,371)	(169,782)	(327,816)
Contract maintenance charges	(29,484)	(25,979)	(7,494)	(9,672)	(246,554)	(251,824)

Net increase (decrease) in net assets resulting from contractowners transactions	(529,790)	697,600	(170,437)	(183,305)	(127,545)	(1,885,247)

Net Increase (Decrease) in Net Assets	(166,207)	493,220	(93,165)	(241,444)	1,710,122	(2,729,813)
Net Assets — Beginning of Year or Period	1,319,266	826,046	287,654	529,098	8,151,301	10,881,114

Net Assets — End of Year or Period	$1,153,059	$1,319,266	$194,489	$287,654	$9,861,423	$8,151,301

The accompanying notes are an integral part of these financial statements.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$105,278	$84,313	$431,875	$329,880	$(525)	$(4,093)
Net realized gain (loss)	1,358,633	1,866,944	1,005,712	607,046	303,650	560,008
Net change in unrealized appreciation (depreciation) of investments	1,379,602	(3,604,606)	2,000,905	(2,082,480)	534,052	(1,054,884)

Net increase (decrease) in net assets resulting from operations	2,843,513	(1,653,349)	3,438,492	(1,145,554)	837,177	(498,969)

From Contractowners Transactions:
Payments received from contractowners	1,408,423	1,225,400	1,889,635	1,739,605	248,314	276,037
Transfers between Variable Investment Options including guaranteed interest account, net	(1,204,121)	12,504	(149,074)	(748,388)	(112,716)	131,366
Redemptions for contract benefits and terminations	(450,802)	(398,068)	(486,562)	(422,613)	(121,960)	(121,676)
Contract maintenance charges	(349,426)	(340,702)	(352,623)	(364,873)	(96,153)	(97,720)

Net increase (decrease) in net assets resulting from contractowners transactions	(595,926)	499,134	901,376	203,731	(82,515)	188,007

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	26	—	11	(6)

Net Increase (Decrease) in Net Assets	2,247,587	(1,154,215)	4,339,894	(941,823)	754,673	(310,968)
Net Assets — Beginning of Year or Period	11,105,183	12,259,398	13,522,826	14,464,649	3,493,155	3,804,123

Net Assets — End of Year or Period	$13,352,770	$11,105,183	$17,862,720	$13,522,826	$4,247,828	$3,493,155

The accompanying notes are an integral part of these financial statements.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP GLOBAL EQUITY INCOME		IVY VIP HIGH INCOME
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,747)	$(9,777)	$13,851	$15,245	$2,494,777	$2,124,227
Net realized gain (loss)	550,192	336,850	101,021	39,100	(361,106)	(123,106)
Net change in unrealized appreciation (depreciation) of investments	777,563	(1,213,467)	(5,109)	(150,013)	1,845,015	(2,884,856)

Net increase (decrease) in net assets resulting from operations	1,319,008	(886,394)	109,763	(95,668)	3,978,686	(883,735)

From Contractowners Transactions:
Payments received from contractowners	409,858	421,892	90,131	78,374	4,525,990	4,278,615
Transfers between Variable Investment Options including guaranteed interest account, net	(137,773)	(82,185)	149,238	(453,431)	288,086	1,411,468
Redemptions for contract benefits and terminations	(287,616)	(88,415)	(167,281)	(1,186)	(1,315,020)	(734,121)
Contract maintenance charges	(188,759)	(190,227)	(15,919)	(27,713)	(1,531,032)	(1,431,584)

Net increase (decrease) in net assets resulting from contractowners transactions	(204,290)	61,065	56,169	(403,956)	1,968,024	3,524,378

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	74	112

Net Increase (Decrease) in Net Assets	1,114,718	(825,329)	165,932	(499,624)	5,946,784	2,640,755
Net Assets — Beginning of Year or Period	5,092,111	5,917,440	525,754	1,025,378	35,497,847	32,857,092

Net Assets — End of Year or Period	$6,206,829	$5,092,111	$691,686	$525,754	$41,444,631	$35,497,847

The accompanying notes are an integral part of these financial statements.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	IVY VIP SMALL CAP GROWTH		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
	2019	2018	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(31,797)	$18,769	$—	$9,856	$6,573
Net realized gain (loss)	671,538	4,706,592	—	333,981	272,022
Net change in unrealized appreciation (depreciation) of investments	2,203,199	(5,322,774)	—	677,822	(453,820)

Net increase (decrease) in net assets resulting from operations	2,842,940	(597,413)	—	1,021,659	(175,225)

From Contractowners Transactions:
Payments received from contractowners	1,102,104	1,017,729	32	287,882	255,761
Transfers between Variable Investment Options including guaranteed interest account, net	(378,013)	264,063	—	298,546	(759,168)
Redemptions for contract benefits and terminations	(631,572)	(329,710)	—	(141,000)	(70,698)
Contract maintenance charges	(437,451)	(405,362)	(14)	(114,652)	(114,851)

Net increase (decrease) in net assets resulting from contractowners transactions	(344,932)	546,720	18	330,776	(688,956)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	6	—	—	—

Net Increase (Decrease) in Net Assets	2,498,008	(50,687)	18	1,352,435	(864,181)
Net Assets — Beginning of Year or Period	12,355,437	12,406,124	—	3,162,372	4,026,553

Net Assets — End of Year or Period	$14,853,445	$12,355,437	$18	$4,514,807	$3,162,372

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,898	$4,170	$1,161,337	$(1,970,348)	$1,172,158	$1,513,634
Net realized gain (loss)	1,023,035	406,570	65,739,655	76,518,165	285,390	(703,201)
Net change in unrealized appreciation (depreciation) of investments	1,782,604	(499,761)	70,247,898	(75,548,437)	2,766,431	(1,264,909)

Net increase (decrease) in net assets resulting from operations	2,811,537	(89,021)	137,148,890	(1,000,620)	4,223,979	(454,476)

From Contractowners Transactions:
Payments received from contractowners	556,318	479,619	18,412,970	19,642,304	3,302,871	3,575,406
Transfers between Variable Investment Options including guaranteed interest account, net	2,903,271	1,141,121	(9,457,234)	(5,816,235)	606,790	(1,634,791)
Redemptions for contract benefits and terminations	(185,024)	(124,888)	(20,130,343)	(19,970,181)	(2,321,499)	(2,979,637)
Contract maintenance charges	(199,933)	(160,212)	(20,708,926)	(21,076,907)	(3,158,186)	(3,223,200)

Net increase (decrease) in net assets resulting from contractowners transactions	3,074,632	1,335,640	(31,883,533)	(27,221,019)	(1,570,024)	(4,262,222)

Net Increase (Decrease) in Net Assets	5,886,169	1,246,619	105,265,357	(28,221,639)	2,653,955	(4,716,698)
Net Assets — Beginning of Year or Period	5,987,373	4,740,754	428,915,978	457,137,617	59,926,415	64,643,113

Net Assets — End of Year or Period	$11,873,542	$5,987,373	$534,181,335	$428,915,978	$62,580,370	$59,926,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(86,083)	$(83,947)	$345,413	$139,806	$(366,412)	$(336,916)
Net realized gain (loss)	3,084,596	4,308,250	5,654,758	4,982,126	24,338,454	30,526,380
Net change in unrealized appreciation (depreciation) of investments	5,697,318	(5,865,470)	1,734,743	(10,194,593)	23,653,392	(27,829,523)

Net increase (decrease) in net assets resulting from operations	8,695,831	(1,641,167)	7,734,914	(5,072,661)	47,625,434	2,359,941

From Contractowners Transactions:
Payments received from contractowners	1,377,186	1,315,240	1,452,590	1,543,167	5,909,173	6,584,437
Transfers between Variable Investment Options including guaranteed interest account, net	827,817	(63,920)	(3,535,741)	(1,206,402)	(5,840,478)	3,511,970
Redemptions for contract benefits and terminations	(1,303,063)	(1,511,855)	(1,292,156)	(1,590,082)	(5,776,854)	(4,699,617)
Contract maintenance charges	(1,121,097)	(1,122,920)	(1,467,415)	(1,548,757)	(4,481,649)	(4,343,518)

Net increase (decrease) in net assets resulting from contractowners transactions	(219,157)	(1,383,455)	(4,842,722)	(2,802,074)	(10,189,808)	1,053,272

Net Increase (Decrease) in Net Assets	8,476,674	(3,024,622)	2,892,192	(7,874,735)	37,435,626	3,413,213
Net Assets — Beginning of Year or Period	26,742,161	29,766,783	33,346,774	41,221,509	131,090,212	127,676,999

Net Assets — End of Year or Period	$35,218,835	$26,742,161	$36,238,966	$33,346,774	$168,525,838	$131,090,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	NATURAL RESOURCES PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$442,860	$193,192	$268,267	$213,799
Net realized gain (loss)	(119,527)	(32,443)	(827,685)	(927,692)	825,599	1,457,729
Net change in unrealized appreciation (depreciation) of investments	317,943	(553,290)	1,466,125	(846,643)	2,226,810	(3,057,011)

Net increase (decrease) in net assets resulting from operations	198,416	(585,733)	1,081,300	(1,581,143)	3,320,676	(1,385,483)

From Contractowners Transactions:
Payments received from contractowners	241,387	199,394	915,673	1,031,513	934,317	974,604
Transfers between Variable Investment Options including guaranteed interest account, net	(822,486)	(1,918,382)	444,769	293,523	(346,444)	448,100
Redemptions for contract benefits and terminations	(147,203)	(20,941)	(255,639)	(383,117)	(229,678)	(441,558)
Contract maintenance charges	(30,589)	(35,350)	(410,947)	(435,001)	(541,900)	(539,665)

Net increase (decrease) in net assets resulting from contractowners transactions	(758,891)	(1,775,279)	693,856	506,918	(183,705)	441,481

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	(1,033)	—	—	—

Net Increase (Decrease) in Net Assets	(560,475)	(2,361,012)	1,774,123	(1,074,225)	3,136,971	(944,002)
Net Assets — Beginning of Year or Period	1,916,084	4,277,096	9,538,602	10,612,827	13,050,974	13,994,976

Net Assets — End of Year or Period	$1,355,609	$1,916,084	$11,312,725	$9,538,602	$16,187,945	$13,050,974

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$39,233	$30,674	$201,861	$140,641	$99,980	$69,872
Net realized gain (loss)	70,671	169,622	834,555	351,991	350,871	190,662
Net change in unrealized appreciation (depreciation) of investments	165,316	(272,000)	994,888	(1,093,575)	716,882	(656,629)

Net increase (decrease) in net assets resulting from operations	275,220	(71,704)	2,031,304	(600,943)	1,167,733	(396,095)

From Contractowners Transactions:
Payments received from contractowners	48,083	55,080	657,471	516,784	859,926	626,863
Transfers between Variable Investment Options including guaranteed interest account, net	286,997	(149,697)	2,772,264	2,292,438	811,666	1,373,433
Redemptions for contract benefits and terminations	—	—	(469,300)	(89,525)	(155,494)	(51,928)
Contract maintenance charges	(22,102)	(16,253)	(168,700)	(138,422)	(167,748)	(115,782)

Net increase (decrease) in net assets resulting from contractowners transactions	312,978	(110,870)	2,791,735	2,581,275	1,348,350	1,832,586

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	38	89	—	9

Net Increase (Decrease) in Net Assets	588,198	(182,574)	4,823,077	1,980,421	2,516,083	1,436,500
Net Assets — Beginning of Year or Period	1,709,901	1,892,475	9,625,893	7,645,472	4,749,655	3,313,155

Net Assets — End of Year or Period	$2,298,099	$1,709,901	$14,448,970	$9,625,893	$7,265,738	$4,749,655

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,303	$43,750	$20,864	$12,463	$142,982	$92,942
Net realized gain (loss)	206,691	94,118	32,266	42,868	96,946	479,829
Net change in unrealized appreciation (depreciation) of investments	538,091	(386,721)	225,044	(133,277)	3,934,356	(3,670,319)

Net increase (decrease) in net assets resulting from operations	813,085	(248,853)	278,174	(77,946)	4,174,284	(3,097,548)

From Contractowners Transactions:
Payments received from contractowners	766,125	458,201	457,228	244,304	1,303,940	1,436,269
Transfers between Variable Investment Options including guaranteed interest account, net	691,287	973,093	129,443	207,973	(3,317,547)	2,390,379
Redemptions for contract benefits and terminations	(7,058)	(17,703)	(13,890)	(7,003)	(395,679)	(409,893)
Contract maintenance charges	(145,009)	(111,876)	(75,019)	(36,521)	(586,442)	(623,534)

Net increase (decrease) in net assets resulting from contractowners transactions	1,305,345	1,301,715	497,762	408,753	(2,995,728)	2,793,221

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	375	—	(32)	56

Net Increase (Decrease) in Net Assets	2,118,430	1,052,862	776,311	330,807	1,178,524	(304,271)
Net Assets — Beginning of Year or Period	2,830,235	1,777,373	937,175	606,368	17,139,951	17,444,222

Net Assets — End of Year or Period	$4,948,665	$2,830,235	$1,713,486	$937,175	$18,318,475	$17,139,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TEMPLETON GLOBAL BOND VIP FUND		TEMPLETON GROWTH VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,385,405	$(81,519)	$119,035	$86,664	$(15,109)	$(21,206)
Net realized gain (loss)	(507,131)	(788,411)	673,214	419,961	(516,046)	(328,197)
Net change in unrealized appreciation (depreciation) of investments	(2,072,717)	1,674,585	(153,217)	(1,279,590)	1,565,764	(3,047,878)

Net increase (decrease) in net assets resulting from operations	805,557	804,655	639,032	(772,965)	1,034,609	(3,397,281)

From Contractowners Transactions:
Payments received from contractowners	4,435,103	4,597,758	330,370	357,713	1,023,567	1,237,119
Transfers between Variable Investment Options including guaranteed interest account, net	566,061	(1,271,718)	(50,187)	(71,008)	919,907	(984,234)
Redemptions for contract benefits and terminations	(1,708,284)	(1,347,516)	(122,787)	(146,719)	(311,283)	(335,854)
Contract maintenance charges	(1,984,512)	(2,013,413)	(230,659)	(225,890)	(410,576)	(506,349)

Net increase (decrease) in net assets resulting from contractowners transactions	1,308,368	(34,889)	(73,263)	(85,904)	1,221,615	(589,318)

Net Increase (Decrease) in Net Assets	2,113,925	769,766	565,769	(858,869)	2,256,224	(3,986,599)
Net Assets — Beginning of Year or Period	46,400,605	45,630,839	4,402,872	5,261,741	8,441,370	12,427,969

Net Assets — End of Year or Period	$48,514,530	$46,400,605	$4,968,641	$4,402,872	$10,697,594	$8,441,370

The accompanying notes are an integral part of these financial statements.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,782	$108,008
Net realized gain (loss)	1,207,956	838,203
Net change in unrealized appreciation (depreciation) of investments	2,262,171	(1,940,874)

Net increase (decrease) in net assets resulting from operations	3,675,909	(994,663)

From Contractowners Transactions:
Payments received from contractowners	566,936	384,111
Transfers between Variable Investment Options including guaranteed interest account, net	(1,843,911)	6,322,884
Redemptions for contract benefits and terminations	(164,558)	(1,385,646)
Contract maintenance charges	(412,289)	(210,430)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,853,822)	5,110,919

Net Increase (Decrease) in Net Assets	1,822,087	4,116,256
Net Assets — Beginning of Year or Period	13,028,162	8,911,906

Net Assets — End of Year or Period	$14,850,249	$13,028,162

The accompanying notes are an integral part of these financial statements.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	26	(8)	18	18	(3)	15

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	29	(64)	(35)	35	(114)	(79)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	61	(10)	51	14	(4)	10

1290 VT EQUITY INCOME	IA	2	(4)	(2)	1	(5)	(4)
1290 VT EQUITY INCOME	IB	6	(10)	(4)	6	(7)	(1)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	18	(6)	12	11	(26)	(15)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	17	(18)	(1)	13	(15)	(2)

1290 VT GAMCO SMALL COMPANY VALUE	IA	131	(111)	20	172	(103)	69
1290 VT GAMCO SMALL COMPANY VALUE	IB	28	(43)	(15)	34	(55)	(21)

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	—	—	—	—	—	—

1290 VT NATURAL RESOURCES	IB	—	—	—	—	—	—

1290 VT SMALL CAP VALUE	IB	—	—	—	—	—	—

1290 VT SMARTBETA EQUITY	IB	85	(9)	76	47	(5)	42

1290 VT SOCIALLY RESPONSIBLE	IA	1	(1)	—	—	—	—
1290 VT SOCIALLY RESPONSIBLE	IB	4	(6)	(2)	4	(8)	(4)

ALL ASSET GROWTH-ALT 20	IB	41	(43)	(2)	73	(54)	19

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	48	(14)	34	59	(13)	46

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	276	(99)	177	223	(41)	182

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	95	(147)	(52)	173	(64)	109

CHARTERSM MULTI-SECTOR BOND	A	10	(19)	(9)	16	(24)	(8)
CHARTERSM MULTI-SECTOR BOND	B	6	(11)	(5)	15	(23)	(8)

CHARTERSM SMALL CAP GROWTH	B	12	(11)	1	15	(15)	—

CHARTERSM SMALL CAP VALUE	A	1	(3)	(2)	1	(7)	(6)

The accompanying notes are an integral part of these financial statements.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

CHARTERSM SMALL CAP VALUE	B	4	(7)	(3)	4	(7)	(3)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	28	(11)	17	44	(13)	31

EQ/400 MANAGED VOLATILITY	IB	4	(3)	1	3	(5)	(2)

EQ/500 MANAGED VOLATILITY	IB	18	(7)	11	13	(7)	6

EQ/2000 MANAGED VOLATILITY	IB	7	(3)	4	5	(4)	1

EQ/AB SMALL CAP GROWTH	IA	55	(71)	(16)	73	(37)	36
EQ/AB SMALL CAP GROWTH	IB	6	(16)	(10)	7	(14)	(7)

EQ/AGGRESSIVE ALLOCATION	A	37	(50)	(13)	51	(43)	8
EQ/AGGRESSIVE ALLOCATION	B	17	(30)	(13)	20	(42)	(22)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	105	(77)	28	453	(10)	443

EQ/BALANCED STRATEGY	IB	23	(19)	4	37	(16)	21

EQ/BLACKROCK BASIC VALUE EQUITY	IA	73	(70)	3	110	(113)	(3)
EQ/BLACKROCK BASIC VALUE EQUITY	IB	12	(38)	(26)	16	(38)	(22)

EQ/CAPITAL GUARDIAN RESEARCH	IA	13	(22)	(9)	19	(11)	8
EQ/CAPITAL GUARDIAN RESEARCH	IB	7	(57)	(50)	8	(29)	(21)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	9	(18)	(9)	11	(14)	(3)
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12	(28)	(16)	22	(35)	(13)

EQ/COMMON STOCK INDEX	IA	85	(148)	(63)	185	(283)	(98)
EQ/COMMON STOCK INDEX	IB	39	(57)	(18)	47	(72)	(25)

EQ/CONSERVATIVE ALLOCATION	A	28	(38)	(10)	33	(30)	3
EQ/CONSERVATIVE ALLOCATION	B	9	(5)	4	11	(10)	1

EQ/CONSERVATIVE GROWTH STRATEGY	IB	5	(4)	1	4	(5)	(1)

EQ/CONSERVATIVE STRATEGY	IB	3	(4)	(1)	8	(5)	3

EQ/CONSERVATIVE-PLUS ALLOCATION	A	129	(72)	57	72	(37)	35
EQ/CONSERVATIVE-PLUS ALLOCATION	B	11	(14)	(3)	7	(12)	(5)

EQ/CORE BOND INDEX	IA	17	(29)	(12)	21	(27)	(6)
EQ/CORE BOND INDEX	IB	195	(19)	176	20	(30)	(10)

EQ/EMERGING MARKETS EQUITY PLUS	IB	—	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/EQUITY 500 INDEX	IA	538	(333)	205	310	(233)	77
EQ/EQUITY 500 INDEX	IB	146	(90)	56	122	(101)	21

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	52	(105)	(53)	608	(19)	589

EQ/FRANKLIN RISING DIVIDENDS	IB	19	(25)	(6)	243	(14)	229

EQ/FRANKLIN STRATEGIC INCOME	IB	35	(32)	3	257	(7)	250

EQ/GLOBAL BOND PLUS	IA	25	(21)	4	25	(20)	5
EQ/GLOBAL BOND PLUS	IB	8	(10)	(2)	10	(9)	1

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	10	(10)	—	18	(8)	10
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	7	(31)	(24)	9	(39)	(30)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	6	(7)	(1)	50	(2)	48

EQ/GROWTH STRATEGY	IB	26	(24)	2	27	(25)	2

EQ/INTERMEDIATE GOVERNMENT BOND	IA	58	(37)	21	61	(224)	(163)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	14	(14)	—	10	(14)	(4)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	2	(4)	(2)	2	(5)	(3)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	11	(44)	(33)	14	(25)	(11)

EQ/INTERNATIONAL EQUITY INDEX	IA	112	(182)	(70)	162	(176)	(14)
EQ/INTERNATIONAL EQUITY INDEX	IB	36	(36)	—	43	(45)	(2)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	11	(1)	10	7	(3)	4 (3)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	19	(21)	(2)	17	(20)	(23)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	17	(33)	(16)	17	(40)	(2)

EQ/INVESCO COMSTOCK	IA	20	(14)	6	18	(20)	2
EQ/INVESCO COMSTOCK	IB	9	(10)	(1)	8	(6)	449

EQ/INVESCO GLOBAL REAL ESTATE	IB	110	(92)	18	465	(16)	526

EQ/INVESCO INTERNATIONAL GROWTH	IB	170	(194)	(24)	541	(15)	(13)

EQ/JANUS ENTERPRISE	IA	9	(12)	(3)	4	(17)	5
EQ/JANUS ENTERPRISE	IB	18	(16)	2	27	(22)	59

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	149	(45)	104	71	(12)	(4)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	16	(19)	(3)	17	(21)	3

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	10	(6)	4	5	(2)	(6)
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3	(7)	(4)	4	(10)	6

EQ/LARGE CAP GROWTH INDEX	IA	28	(13)	15	23	(17)	(36)
EQ/LARGE CAP GROWTH INDEX	IB	37	(70)	(33)	32	(68)	(7)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	4	(11)	(7)	7	(14)	(49)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	9	(63)	(54)	10	(59)	(16)

EQ/LARGE CAP VALUE INDEX	IA	30	(21)	9	15	(31)	(1)
EQ/LARGE CAP VALUE INDEX	IB	29	(21)	8	22	(23)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	22	(99)	(77)	16	(98)	(82)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8	(43)	(35)	8	(50)	(42)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	309	(264)	45	1,026	(60)	966

EQ/LOOMIS SAYLES GROWTH	IA	49	(22)	27	47	(21)	26
EQ/LOOMIS SAYLES GROWTH	IB	13	(12)	1	18	(15)	3

EQ/MFS INTERNATIONAL GROWTH	IB	58	(34)	24	34	(36)	(2)

EQ/MFS INTERNATIONAL VALUE	IB	276	(189)	87	1,081	(24)	1,057

EQ/MFS MID CAP FOCUSED GROWTH	IB	90	(86)	4	265	(5)	260

EQ/MFS UTILITIES SERIES	IB	22	(22)	—	106	(4)	102

EQ/MID CAP INDEX	IA	60	(40)	20	57	(23)	34
EQ/MID CAP INDEX	IB	36	(62)	(26)	41	(56)	(15)

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	12	(60)	(48)	10	(63)	(53)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2	(4)	(2)	2	(3)	(1)

EQ/MODERATE ALLOCATION	A	155	(224)	(69)	147	(145)	2
EQ/MODERATE ALLOCATION	B	25	(73)	(48)	98	(79)	19

EQ/MODERATE GROWTH STRATEGY	IB	37	(32)	5	45	(28)	17

EQ/MODERATE-PLUS ALLOCATION	A	243	(127)	116	198	(184)	14
EQ/MODERATE-PLUS ALLOCATION	B	39	(87)	(48)	60	(134)	(74)

EQ/MONEY MARKET	IA	4,330	(3,717)	613	4,482	(4,402)	80
EQ/MONEY MARKET	IB	591	(496)	95	580	(667)	(87)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/OPPENHEIMER GLOBAL	IB	—	—	—	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	IB	—	—	—	—	—	—

EQ/PIMCO REAL RETURN	IB	80	(79)	1	322	(17)	305

EQ/PIMCO TOTAL RETURN	IB	262	(141)	121	768	(33)	735

EQ/PIMCO ULTRA SHORT BOND	IA	16	(28)	(12)	18	(20)	(2)
EQ/PIMCO ULTRA SHORT BOND	IB	20	(26)	(6)	25	(26)	(1)

EQ/QUALITY BOND PLUS	IA	45	(32)	13	39	(49)	(10)
EQ/QUALITY BOND PLUS	IB	11	(15)	(4)	10	(16)	(6)

EQ/SCIENCE AND TECHNOLOGY	IB	60	(69)	(9)	272	(15)	257

EQ/SMALL COMPANY INDEX	IA	69	(58)	11	45	(37)	8
EQ/SMALL COMPANY INDEX	IB	18	(15)	3	16	(11)	5

EQ/T. ROWE PRICE GROWTH STOCK	IA	195	(108)	87	203	(79)	124
EQ/T. ROWE PRICE GROWTH STOCK	IB	27	(45)	(18)	53	(57)	(4)

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	29	(42)	(13)	136	(2)	134

EQ/UBS GROWTH & INCOME	IB	11	(6)	5	7	(23)	(16)

EQ/WELLINGTON ENERGY	IB	111	(86)	25	261	(11)	250

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	3	(4)	(1)	7	(8)	(1)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	19	(7)	12	13	(13)	—

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	45	(41)	4	47	(38)	9

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	24	(15)	9	24	(21)	3

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	17	(9)	8	16	(34)	(18)

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	430	(272)	158	358	(175)	183

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	86	(113)	(27)	144	(93)	51

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	11	(22)	(11)	23	(2)	21

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	1	(5)	(4)	4	(3)	1

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	22	(15)	7	27	(43)	(16)

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	66	(76)	(10)	63	(48)	15

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	128	(86)	42	128	(119)	9

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	11	(10)	1	17	(8)	9

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	15	(14)	1	18	(8)	10

IVY VIP GLOBAL EQUITY INCOME	CLASS II	10	(11)	(1)	5	(6)	(1)

IVY VIP HIGH INCOME	CLASS II	270	(203)	67	270	(104)	166

IVY VIP SMALL CAP GROWTH	CLASS II	36	(19)	17	33	(16)	17

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	—	—	—	—	—	—

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	6	(4)	2	2	(6)	(4)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	15	(5)	10	10	(4)	6

MULTIMANAGER AGGRESSIVE EQUITY	IA	19	(39)	(20)	20	(44)	(24)
MULTIMANAGER AGGRESSIVE EQUITY	IB	8	(16)	(8)	55	(62)	(7)

MULTIMANAGER CORE BOND	IA	31	(25)	6	25	(18)	7
MULTIMANAGER CORE BOND	IB	22	(27)	(5)	24	(44)	(20)

MULTIMANAGER MID CAP GROWTH	IA	—	(2)	(2)	1	(3)	(2)
MULTIMANAGER MID CAP GROWTH	IB	8	(8)	—	5	(7)	(2)

MULTIMANAGER MID CAP VALUE	IA	6	(4)	2	2	(2)	—
MULTIMANAGER MID CAP VALUE	IB	3	(20)	(17)	4	(12)	(8)

MULTIMANAGER TECHNOLOGY	IA	16	(17)	(1)	43	(17)	26
MULTIMANAGER TECHNOLOGY	IB	20	(37)	(17)	59	(58)	1

NATURAL RESOURCES PORTFOLIO	CLASS II	31	(44)	(13)	79	(105)	(26)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	27	(16)	11	25	(18)	7

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	10	(11)	(1)	12	(10)	2

TARGET 2015 ALLOCATION	B	34	(15)	19	27	(14)	13

TARGET 2025 ALLOCATION	B	70	(50)	20	53	(18)	35

TARGET 2035 ALLOCATION	B	106	(34)	72	41	(10)	31

TARGET 2045 ALLOCATION	B	35	(12)	23	29	(6)	23

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

TARGET 2055 ALLOCATION	B	23	(5)	18	11	(4)	7

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	22	(47)	(25)	114	(91)	23

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	209	(184)	25	161	(104)	57

TEMPLETON GROWTH VIP FUND	CLASS 2	4	(4)	—	3	(4)	(1)

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	41	(22)	19	30	(38)	(8)

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	7	(13)	(6)	26	(9)	17

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account FP (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946- Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Funds Variable Insurance Portfolios, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

AXA Premier VIP Trust*

•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-Plus Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-Plus Allocation(5)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy(30)
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Multi-Alternative Strategies(30)
•	1290 VT Natural Resources
•	1290 VT Real Estate(30)
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(6)
•	EQ/500 Managed Volatility(7)
•	EQ/2000 Managed Volatility(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(10)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(11)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(12)
•	EQ/Conservative Strategy(13)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(14)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Manged Volatility(15)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(16)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(17)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(18)
•	EQ/International Value Managed Volatility(19)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(20)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Lazard Emerging Markets Equity

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/Loomis Sayles Growth(24)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(25)
•	EQ/MFS Technology(30)
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(26)
•	EQ/Moderate Growth Strategy(27)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(30)
•	EQ/Oppenhiemer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Science And Technology(28)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Templeton Global Equity Managed Volatility(30)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(29)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Ivy Funds Variable Insurance Portfolios

•	Ivy VIP Global Equity Income
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Prudential Series Fund

•	Natural Resources Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund — Equity Index Portfolio

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-Plus Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-Plus Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 500 Managed Volatility.
(8)	Formerly known as AXA 2000 Managed Volatility.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA/ClearBridge Large Cap Growth.
(12)	Formerly known as AXA Conservative Growth Strategy.
(13)	Formerly known as AXA Conservative Strategy.
(14)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap Portfolio.
(15)	Formerly known as AXA Global Equity Managed Volatility.
(16)	Formerly known as AXA Growth Strategy.
(17)	Formerly known as AXA International Core Managed Volatility.
(18)	Formerly known as AXA International Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA/Loomis Sayles Growth.
(25)	Formerly known as EQ/Ivy Mid Cap Growth.
(26)	Formerly known as AXA Mid Cap Value Managed Volatility.
(27)	Formerly known as AXA Moderate Growth Strategy.
(28)	Formerly known as EQ/Ivy Science and Technology.
(29)	Formerly known as EQ/Ivy Energy .
(30)	The Variable Investment Option became available during 2019, however it had no units at December 31, 2019, thus the Variable Investment Option is excluded from all other sections of the financial statements.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•   Accumulator Life

•   Incentive Life

•   Incentive Life 2000

•   Incentive Life Sales (1999 and after)

•   Incentive Life ‘02

•   Incentive Life ‘06

•   Incentive Life® Optimizer

•   Incentive Life Optimizer II

•   Incentive Life Optimizer III

•   VUL Optimizer

•   Incentive Life PlusSM

•   Incentive Life Plus Original Series

•   Paramount Life

•   IL Legacy

•   IL Legacy II

•   IL Legacy III

•   VUL Legacy

•   IL ProtectorSM Incentive

•   Life COLI Incentive Life

•   COLI ‘04

•   Champion 2000

•   Survivorship 2000

•   Survivorship Incentive Life 1999

•   Survivorship Incentive Life ‘02

•   Survivorship Incentive Life® Legacy

•   VUL Survivorship

•   SP-Flex

•   Corporate Owned Incentive Life®

•   COIL Institutional Series

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units, It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts) to the guaranteed interest account of AXA Equitable’s General Account, and/or index fund options of Separate Account No. 67.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$958,071	$550,984
1290 VT DoubleLine Dynamic Allocation	2,956,208	2,000,039
1290 VT DoubleLine Opportunistic Bond	1,634,931	336,809
1290 VT Equity Income	2,327,179	3,084,004
1290 VT GAMCO Mergers & Acquisitions	3,730,057	3,126,551
1290 VT GAMCO Small Company Value	20,822,111	18,349,469
1290 VT Low Volatility Global Equity	204	—
1290 VT Natural Resources	99	—
1290 VT Small Cap Value	11	—
1290 VT SmartBeta Equity	2,078,216	280,894
1290 VT Socially Responsible	1,090,535	1,678,009
All Asset Growth-Alt 20	4,558,017	3,148,531
American Funds Insurance Series® Global Small Capitalization FundSM	2,480,540	946,286
American Funds Insurance Series® New World Fund®	11,075,398	4,087,973
BlackRock Global Allocation V.I. Fund	5,993,565	7,310,675
CharterSM Multi-Sector Bond	3,602,558	6,712,650
CharterSM Small Cap Growth	4,443,566	2,478,547
CharterSM Small Cap Value	2,783,981	3,218,664
ClearBridge Variable Mid Cap Portfolio	386,289	148,535
EQ/400 Managed Volatility	846,839	650,612
EQ/500 Managed Volatility	4,857,639	1,774,002
EQ/2000 Managed Volatility	1,558,773	523,730
EQ/AB Small Cap Growth	28,503,070	25,559,256
EQ/Aggressive Allocation	22,399,911	17,049,629
EQ/American Century Mid Cap Value	7,283,056	7,157,769
EQ/Balanced Strategy	5,489,655	3,259,850
EQ/BlackRock Basic Value Equity	22,221,500	25,080,740
EQ/Capital Guardian Research	17,832,692	24,008,243
EQ/ClearBridge Large Cap Growth	10,409,896	10,197,013
EQ/Common Stock Index	122,914,875	154,517,573
EQ/Conservative Allocation	3,899,765	4,591,808
EQ/Conservative Growth Strategy	902,605	642,669
EQ/Conservative Strategy	410,288	557,075
EQ/Conservative-Plus Allocation	8,159,602	7,560,408
EQ/Core Bond Index	35,652,380	7,179,371
EQ/Emerging Markets Equity PLUS	349	—
EQ/Equity 500 Index	155,498,536	132,963,993
EQ/Fidelity Institutional AM® Large Cap	6,011,560	14,553,785
EQ/Franklin Rising Dividends	5,886,912	6,936,941

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
EQ/Franklin Strategic Income	$7,051,106	$4,558,765
EQ/Global Bond PLUS	2,114,544	2,541,327
EQ/Global Equity Managed Volatility	8,381,218	13,041,185
EQ/Goldman Sachs Mid Cap Value	1,458,063	1,282,137
EQ/Growth Strategy	7,414,023	4,663,793
EQ/Intermediate Government Bond	5,741,277	8,510,566
EQ/International Core Managed Volatility	4,241,855	8,008,442
EQ/International Equity Index	20,159,681	30,576,821
EQ/International Managed Volatility	1,541,574	148,975
EQ/International Value Managed Volatility	7,293,815	8,229,824
EQ/Invesco Comstock	4,945,663	4,563,020
EQ/Invesco Global Real Estate	10,394,812	6,787,818
EQ/Invesco International Growth	7,880,624	9,458,397
EQ/Janus Enterprise	8,248,472	6,867,913
EQ/JPMorgan Value Opportunities	13,071,868	8,349,261
EQ/Large Cap Core Managed Volatility	4,070,691	2,863,852
EQ/Large Cap Growth Index	25,325,263	20,071,564
EQ/Large Cap Growth Managed Volatility	28,340,942	33,562,591
EQ/Large Cap Value Index	9,693,682	5,318,842
EQ/Large Cap Value Managed Volatility	36,018,612	37,974,171
EQ/Lazard Emerging Markets Equity	18,300,204	15,610,826
EQ/Loomis Sayles Growth	10,903,018	8,114,380
EQ/MFS International Growth	13,275,043	6,209,235
EQ/MFS International Value	14,734,578	15,081,888
EQ/MFS Mid Cap Focused Growth	7,118,402	7,996,126
EQ/MFS Utilities Series	811,000	750,414
EQ/Mid Cap Index	21,570,890	21,764,336
EQ/Mid Cap Value Managed Volatility	15,471,436	23,307,372
EQ/Moderate Allocation	66,251,601	86,269,677
EQ/Moderate Growth Strategy	11,488,364	5,846,070
EQ/Moderate-Plus Allocation	53,159,621	39,098,132
EQ/Money Market	198,378,713	176,079,683
EQ/Oppenhiemer Global	144	—
EQ/PIMCO Global Real Return	34	—
EQ/PIMCO Real Return	5,224,003	5,048,831
EQ/PIMCO Total Return	23,358,899	13,360,961
EQ/PIMCO Ultra Short Bond	4,901,128	6,434,173
EQ/Quality Bond PLUS	4,331,314	6,247,125
EQ/Science And Technology	11,164,789	11,909,693
EQ/Small Company Index	25,825,822	20,490,437
EQ/T. Rowe Price Growth Stock	22,207,693	19,462,823
EQ/T. Rowe Price Health Sciences	1,422,893	3,732,509
EQ/UBS Growth & Income	2,724,077	1,312,411
EQ/Wellington Energy	3,768,355	3,013,634
Fidelity® VIP Asset Manager: Growth Portfolio	161,322	257,938
Fidelity® VIP Equity-Income Portfolio	789,012	280,546
Fidelity® VIP Government Money Market Portfolio	526,420	425,730
Fidelity® VIP Growth & Income Portfolio	3,302,949	1,928,495
Fidelity® VIP High Income Portfolio	1,051,857	646,303
Fidelity® VIP Investment Grade Bond Portfolio	13,610,043	11,325,197
Fidelity® VIP Mid Cap Portfolio	9,218,454	7,598,616
Fidelity® VIP Value Portfolio	555,265	968,993
Fidelity® VIP Value Strategies Portfolio	74,838	211,774
Franklin Mutual Shares VIP Fund	2,306,993	1,370,459

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
Franklin Small Cap Value VIP Fund	$4,890,777	$3,257,602
Invesco V.I. Diversified Dividend Fund	4,556,478	2,344,667
Invesco V.I. Mid Cap Core Equity Fund	1,206,567	866,736
Invesco V.I. Small Cap Equity Fund	1,963,243	1,427,380
Ivy VIP Global Equity Income	402,837	205,497
Ivy VIP High Income	12,159,166	7,695,266
Ivy VIP Small Cap Growth	3,337,763	2,611,564
Lord Abbett Series Fund — Bond Debenture Portfolio	18	—
MFS® Investors Trust Series	1,582,199	1,013,990
MFS® Massachusetts Investors Growth Stock Portfolio	5,019,910	1,182,374
Multimanager Aggressive Equity	56,173,886	43,944,439
Multimanager Core Bond	6,807,372	6,687,236
Multimanager Mid Cap Growth	6,074,119	3,660,642
Multimanager Mid Cap Value	4,383,654	6,249,632
Multimanager Technology	26,549,417	22,732,099
Natural Resources Portfolio	927,958	1,686,851
PIMCO CommodityRealReturn® Strategy Portfolio	2,238,429	1,101,716
T. Rowe Price Equity Income Portfolio	3,352,978	2,312,054
Target 2015 Allocation	1,109,502	658,426
Target 2025 Allocation	6,956,518	3,444,917
Target 2035 Allocation	4,785,612	3,162,579
Target 2045 Allocation	2,106,629	605,126
Target 2055 Allocation	818,854	300,228
Templeton Developing Markets VIP Fund	2,670,273	5,523,020
Templeton Global Bond VIP Fund	12,949,977	8,255,466
Templeton Growth VIP Fund	1,623,918	686,438
VanEck VIP Global Hard Assets Fund	2,574,917	1,368,412
Vanguard Variable Insurance Fund — Equity Index Portfolio	2,743,756	4,015,520

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC (“AXA Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganization

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacemen Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value

Share Class	Class II	Class IB
Shares	2,588,795	2,588,795
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$53,122,080	$—
Net Assets After Substitution	$—	$53,122,080
Realized Gain	$1,058,165

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)

Share Class	Service Class 2	Class IB
Shares	3,085,057	3,085,057
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$107,020,640	$—
Net Assets After Substitution	$—	$107,020,640
Realized Gain	$4,374,131

October 22, 2018	Franklin Rising Dividends VIP Fund	EQ/Franklin Rising Dividends

Share Class	Class 2	Class IB
Shares	2,166,839	2,166,839
Net Asset Value	$27.02	$27.02
Net Assets Before Substitution	$58,544,319	$—
Net Assets After Substitution	$—	$58,544,319
Realized Gain	$2,340,403

October 22, 2018	Franklin Strategic Income VIP Fund	EQ/Franklin Strategic Income

Share Class	Class 2	Class IB
Shares	3,248,845	3,248,845
Net Asset Value	$10.42	$10.42
Net Assets Before Substitution	$33,858,489	$—
Net Assets After Substitution	—	$33,858,489
Realized Loss	$(1,778,147)

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value

Share Class	Service Shares	Class IB
Shares	544,224	544,224
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$9,083,104	$—
Net Assets After Substitution	$—	$9,083,104
Realized Gain	$153,986

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate

Share Class	Series II	Class IB
Shares	2,388,624	2,388,624
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$36,378,751	$—
Net Assets After Substitution	$—	$36,378,751
Realized Loss	$(2,574,457)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth

Share Class	Series II	Class IB
Shares	969,615	969,615
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$33,335,358	$—
Net Assets After Substitution	$—	$33,335,358
Realized Loss	$(1,596,562)

October 22, 2018	Lazard Retirement Emerging Markets EQuity Portfolio	EQ/Lazard Emerging Markets EQuity

Share Class	Service Shares	Class IB
Shares	2,720,369	2,720,369
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$52,883,976	$—
Net Assets After Substitution	$—	$52,883,976
Realized Loss	$(3,500,104)

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value

Share Class	Service Class	Class IB
Shares	4,131,041	4,131,041
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$106,126,439	$—
Net Assets After Substitution	$—	$106,126,439
Realized Gain	$7,133,907

October 22, 2018	Ivy VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)

Share Class	Common Shares	Class IB
Shares	2,981,041	2,981,041
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$36,195,798	$—
Net Assets After Substitution	$—	$36,195,798
Realized Gain	$4,863,881

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series

Share Class	Service Class	Class IB
Shares	80,952	80,952
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$2,415,612	$—
Net Assets After Substitution	$—	$2,415,612
Realized Gain	$174,517

October 22, 2018	PIMCO Real Return Portfolio	EQ/PIMCO Real Return

Share Class	Advisor Class	Class IB
Shares	2,076,751	2,076,751
Net Asset Value	$11.87	$11.87
Net Assets Before Substitution	$24,651,040	$—
Net Assets After Substitution	$—	$24,651,040
Realized Loss	$(1,438,476)

October 22, 2018	PIMCO Total Return Portfolio	EQ/PIMCO Total Return

Share Class	Advisor Class	Class IB
Shares	6,300,749	6,300,749
Net Asset Value	$10.51	$10.51
Net Assets Before Substitution	$66,220,873	$—
Net Assets After Substitution	$—	$66,220,873
Realized Loss	$(2,751,515)

October 22, 2018	Ivy VIP Science And Technology	EQ/Science And Technology(3)

Share Class	Common Shares	Class IB
Shares	1,236,407	1,236,407
Net Asset Value	$28.96	$28.96
Net Assets Before Substitution	$35,811,031	$—
Net Assets After Substitution	$—	$35,811,031
Realized Gain	$4,512,498

October 22, 2018	T. Rowe Price Health Sciences Portfolio	EQ/T. Rowe Price Health Sciences

Share Class	Class II	Class IB
Shares	180,949	180,949
Net Asset Value	$45.62	$45.62
Net Assets Before Substitution	$8,254,879	$—
Net Assets After Substitution	$—	$8,254,879
Realized Gain	$929,504

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Ivy VIP Energy	EQ/Wellington Energy(4)

Share Class	Common Shares	Class IB
Shares	2,446,697	2,446,697
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$13,993,395	$—
Net Assets After Substitution	$—	$13,993,395
Realized Loss	$(512,717)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Science And Technology.
(4)	Formerly known as EQ/Ivy Energy.

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks		Mortality		Administrative		Total
Accumulator Life	varies(b	)(d)	varies(b	)	varies(b	)(f)	varies
Incentive Life, Champion 2000	0.60	%(a)	—		—		0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60	%(l)(n)	—		—		0.60%
Incentive Life ‘02	varies(b	)(g)	—		—		0.80%
Incentive Life ‘06	0.85	%(b)(e)	—		—		0.85%
Survivorship Incentive Life ‘02	0.90	%(b)(m)	—		—		0.90%
Paramount Life	0.60	%(a)	—		—		0.60%
Incentive Life Plus Original Series	0.60	%(b)(l)	—		—		0.60%
Incentive Life COLI	0.60	%(b)	—		—		0.60%
Incentive Life COLI ‘04	0.75	%(b)(c)	—		—		0.75%
Survivorship Incentive Life 1999	0.60	%(a)	—		—		0.60%
Survivorship 2000	0.90	%(a)	—		—		0.90%
IL Legacy	1.75	%(b)(h)	—		—		1.75%
IL Legacy II	0.85	%(b)(i)(l)	—		—		0.85%
IL Legacy III	0.85	%(b)(i)(l)	—		—		0.85%
VUL LegacySM	0.85	%(b)(p)(s)	—		—		0.85%
IL Protector	0.80	%(a)	—		—		0.80%
SP-Flex	0.85	%(a)	0.60	%(a)	0.35	%(a)	1.80%
Incentive Life® Optimizer	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer II	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer III	0.60	%(b)(l)(o)	—		—		0.60%
VUL Optimizer IIISM	0.60	%(b)(o)(p)	—		—		0.60%
Survivorship Incentive Life® Legacy	0.55	%(b)(j)	—		—		0.55%
VUL Survivorship	0.80	%(b)(r)	—		—		0.80%
Corporate Owned Incentive Life®	0.35	%(b)(k)(l)	—		—		0.35%
COIL Institutional SeriesSM	0.25	%(b)(l)(q)	—		—		0.25%

(a)	Charged to daily net assets of the Account.
(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6–20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).
(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.
(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9– 10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.
(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).
(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).
(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).
(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).
(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.
(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum).
(r)	Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).
(s)	Policy years 1–15 0.50% ( 0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

The VUL LegacySM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, COIL Institutional Series, and VUL Survivorship policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners’ accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low – $0.01 for each $1,000 of face amount of the policy High – $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly

Low – $8 per month

High – Depending on face amount, policyholder age at issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $0.70

Unit liquidation from account value

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction	$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines	Unit liquidation from account value

Transfers among investment options	At time of transaction	Low – $25 after 12 transfers if applicable High – $25 per transfer	Unit liquidation from account value

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 0.00% Class IB	$15.11	—	—	—	23.95%
	Highest contract charge 0.60% Class IB	$147.77	—	—	—	23.19%
	All contract charges	—	39	$1,838	4.09%	—
2018	Lowest contract charge 0.00% Class IB	$12.19	—	—	—	(4.24)%
	Highest contract charge 0.60% Class IB	$119.95	—	—	—	(4.83)%
	All contract charges	—	21	$1,204	3.16%	—
2017	Lowest contract charge 0.00% Class IB	$12.73	—	—	—	14.27%
	Highest contract charge 0.60% Class IB	$126.04	—	—	—	13.59%
	All contract charges	—	6	$605	9.59%	—
2016	Lowest contract charge 0.00% Class IB(c)	$11.14	—	—	—	10.08%
	Highest contract charge 0.60% Class IB(c)	$110.96	—	—	—	9.68%
	All contract charges	—	—	$9	9.66%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.00% Class IB	$139.50	—	—	—	18.10%
	Highest contract charge 0.90% Class IB	$131.36	—	—	—	17.03%
	All contract charges	—	144	$13,015	2.12%	—
2018	Lowest contract charge 0.00% Class IB	$118.12	—	—	—	(4.12)%
	Highest contract charge 0.90% Class IB	$112.24	—	—	—	(4.99)%
	All contract charges	—	179	$10,754	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$123.19	—	—	—	9.61%
	Highest contract charge 0.90% Class IB	$118.13	—	—	—	8.64%
	All contract charges	—	258	$12,307	0.61%	—
2016	Lowest contract charge 0.00% Class IB	$112.39	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$108.74	—	—	—	7.63%
	All contract charges	—	190	$9,492	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$103.48	—	—	—	(3.72)%
	Highest contract charge 0.90% Class IB	$101.03	—	—	—	(4.60)%
	All contract charges	—	134	$5,897	1.31%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.00% Class IB	$109.38	—	—	—	8.12%
	Highest contract charge 0.60% Class IB	$107.65	—	—	—	7.47%
	All contract charges	—	64	$1,945	3.84%	—
2018	Lowest contract charge 0.00% Class IB	$101.17	—	—	—	(0.94)%
	Highest contract charge 0.60% Class IB	$100.17	—	—	—	(1.53)%
	All contract charges	—	13	$607	3.81%	—
2017	Lowest contract charge 0.00% Class IB(d)	$102.13	—	—	—	1.58%
	Highest contract charge 0.60% Class IB(d)	$101.73	—	—	—	1.20%
	All contract charges	—	3	$200	3.42%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IA	$205.79	—	—	—	24.21%
	Highest contract charge 0.90% Class IA	$183.47	—	—	—	23.09%
	All contract charges	—	26	$4,969	2.28%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2018	Lowest contract charge 0.00% Class IA	$165.68	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IA	$149.05	—	—	—	(12.49)%
	All contract charges	—	28	$4,388	2.01%	—
2017	Lowest contract charge 0.00% Class IA	$187.61	—	—	—	15.84%
	Highest contract charge 0.90% Class IA	$170.32	—	—	—	14.80%
	All contract charges	—	32	$5,633	1.70%	—
2016	Lowest contract charge 0.00% Class IA	$161.95	—	—	—	12.98%
	Highest contract charge 0.90% Class IA	$148.36	—	—	—	11.97%
	All contract charges	—	31	$4,827	1.96%	—
2015	Lowest contract charge 0.00% Class IA	$143.34	—	—	—	(1.70)%
	Highest contract charge 0.90% Class IA	$132.50	—	—	—	(2.59)%
	All contract charges	—	33	$4,517	1.55%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IB	$283.57	—	—	—	24.21%
	Highest contract charge 0.60% Class IB	$188.42	—	—	—	23.47%
	All contract charges	—	66	$17,330	2.28%	—
2018	Lowest contract charge 0.00% Class IB	$228.29	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IB	$152.60	—	—	—	(12.22)%
	All contract charges	—	70	$14,898	2.01%	—
2017	Lowest contract charge 0.00% Class IB	$258.51	—	—	—	15.84%
	Highest contract charge 0.60% Class IB	$173.85	—	—	—	15.15%
	All contract charges	—	71	$17,017	1.70%	—
2016	Lowest contract charge 0.00% Class IB	$223.16	—	—	—	12.99%
	Highest contract charge 0.60% Class IB	$150.98	—	—	—	12.30%
	All contract charges	—	73	$15,213	1.96%	—
2015	Lowest contract charge 0.00% Class IB	$197.51	—	—	—	(1.70)%
	Highest contract charge 0.60% Class IB	$134.44	—	—	—	(2.29)%
	All contract charges	—	79	$14,262	1.55%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	Highest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	All contract charges	—	41	$798	4.12%	—
2018	Lowest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	Highest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	All contract charges	—	29	$712	1.48%	—
2017	Lowest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	Highest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	All contract charges	—	44	$988	0.17%	—
2016	Lowest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	Highest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	All contract charges	—	18	$746	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	Highest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	All contract charges	—	21	$699	0.00%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IB	$197.64	—	—	—	8.62%
	Highest contract charge 0.90% Class IB	$141.27	—	—	—	7.64%
	All contract charges	—	90	$15,281	4.12%	—
2018	Lowest contract charge 0.00% Class IB	$181.95	—	—	—	(4.91)%
	Highest contract charge 0.90% Class IB	$131.24	—	—	—	(5.77)%
	All contract charges	—	91	$14,377	1.48%	—
2017	Lowest contract charge 0.00% Class IB	$191.34	—	—	—	6.18%
	Highest contract charge 0.90% Class IB	$139.27	—	—	—	5.23%
	All contract charges	—	93	$15,203	0.17%	—
2016	Lowest contract charge 0.00% Class IB	$180.20	—	—	—	7.69%
	Highest contract charge 0.90% Class IB	$132.35	—	—	—	6.73%
	All contract charges	—	92	$14,108	0.01%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions (Continued)
2015	Lowest contract charge 0.00% Class IB	$167.33	—	—	—	2.62%
	Highest contract charge 0.90% Class IB	$124.01	—	—	—	1.70%
	All contract charges	—	96	$13,717	0.00%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	Highest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	All contract charges	—	285	$8,982	0.60%	—
2018	Lowest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	Highest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	All contract charges	—	265	$7,034	0.55%	—
2017	Lowest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	Highest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	All contract charges	—	196	$6,619	0.62%	—
2016	Lowest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	Highest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	All contract charges	—	177	$6,106	0.51%	—
2015	Lowest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	Highest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	All contract charges	—	156	$4,668	0.53%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$458.78	—	—	—	23.35%
	Highest contract charge 0.90% Class IB	$267.16	—	—	—	22.24%
	All contract charges	—	496	$188,147	0.60%	—
2018	Lowest contract charge 0.00% Class IB	$371.93	—	—	—	(15.58)%
	Highest contract charge 0.90% Class IB	$218.55	—	—	—	(16.34)%
	All contract charges	—	511	$155,857	0.55%	—
2017	Lowest contract charge 0.00% Class IB	$440.57	—	—	—	16.10%
	Highest contract charge 0.90% Class IB	$261.25	—	—	—	15.05%
	All contract charges	—	532	$191,106	0.62%	—
2016	Lowest contract charge 0.00% Class IB	$379.49	—	—	—	23.27%
	Highest contract charge 0.90% Class IB	$227.07	—	—	—	22.17%
	All contract charges	—	542	$166,766	0.51%	—
2015	Lowest contract charge 0.00% Class IB	$307.85	—	—	—	(5.70)%
	Highest contract charge 0.90% Class IB	$185.87	—	—	—	(6.55)%
	All contract charges	—	566	$139,280	0.53%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	Highest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	All contract charges	—	—	—	11.17%	—

1290 VT Natural Resources
2019	Lowest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	Highest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	All contract charges	—	—	—	0.00%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	Highest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	All contract charges	—	—	—	0.00%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.00% Class IB	$15.03	—	—	—	26.94%
	Highest contract charge 0.60% Class IB	$147.01	—	—	—	26.17%
	All contract charges	—	139	$3,495	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$11.84	—	—	—	(6.11)%
	Highest contract charge 0.60% Class IB	$116.52	—	—	—	(6.66)%
	All contract charges	—	63	$1,273	1.63%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity (Continued)
2017	Lowest contract charge 0.00% Class IB	$12.61	—	—	—	21.72%
	Highest contract charge 0.60% Class IB	$124.83	—	—	—	20.99%
	All contract charges	—	21	$598	1.84%	—
2016	Lowest contract charge 0.00% Class IB(c)	$10.36	—	—	—	3.81%
	Highest contract charge 0.60% Class IB(c)	$103.17	—	—	—	3.41%
	All contract charges	—	13	$181	2.62%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	Highest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	All contract charges	—	1	$396	0.88%	—
2018	Lowest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	Highest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	All contract charges	—	1	$273	0.98%	—
2017	Lowest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	Highest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	All contract charges	—	1	$308	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	Highest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	All contract charges	—	1	$201	1.28%	—
2015	Lowest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	Highest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	All contract charges	—	1	$216	1.07%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$267.51	—	—	—	30.26%
	Highest contract charge 0.90% Class IB	$222.49	—	—	—	29.09%
	All contract charges	—	10	$2,388	0.88%	—
2018	Lowest contract charge 0.00% Class IB	$205.36	—	—	—	(4.37)%
	Highest contract charge 0.90% Class IB	$172.35	—	—	—	(5.23)%
	All contract charges	—	12	$2,364	0.98%	—
2017	Lowest contract charge 0.00% Class IB	$214.75	—	—	—	20.40%
	Highest contract charge 0.90% Class IB	$181.87	—	—	—	19.32%
	All contract charges	—	16	$3,042	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 0.90% Class IB	$152.42	—	—	—	8.96%
	All contract charges	—	14	$2,297	1.28%	—
2015	Lowest contract charge 0.00% Class IB	$162.21	—	—	—	0.48%
	Highest contract charge 0.90% Class IB	$139.88	—	—	—	(0.43)%
	All contract charges	—	11	$1,624	1.07%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.00% Class IB	$183.25	—	—	—	19.09%
	Highest contract charge 0.90% Class IB	$167.87	—	—	—	18.02%
	All contract charges	—	268	$35,036	1.73%	—
2018	Lowest contract charge 0.00% Class IB	$153.87	—	—	—	(7.56)%
	Highest contract charge 0.90% Class IB	$142.24	—	—	—	(8.39)%
	All contract charges	—	270	$29,859	1.97%	—
2017	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.90%
	Highest contract charge 0.90% Class IB	$155.27	—	—	—	14.85%
	All contract charges	—	251	$28,921	1.62%	—
2016	Lowest contract charge 0.00% Class IB	$143.62	—	—	—	9.57%
	Highest contract charge 0.90% Class IB	$135.19	—	—	—	8.58%
	All contract charges	—	158	$19,692	1.36%	—
2015	Lowest contract charge 0.00% Class IB	$131.08	—	—	—	(3.96)%
	Highest contract charge 0.90% Class IB	$124.51	—	—	—	(4.82)%
	All contract charges	—	136	$17,513	0.84%	—

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Global Small Capitalization FundSM
2019	Lowest contract charge 0.00% Class 4	$171.78	—	—	—	31.25%
	Highest contract charge 0.90% Class 4	$161.76	—	—	—	30.06%
	All contract charges	—	149	$11,849	0.01%	—
2018	Lowest contract charge 0.00% Class 4	$130.88	—	—	—	(10.81)%
	Highest contract charge 0.90% Class 4	$124.37	—	—	—	(11.61)%
	All contract charges	—	115	$8,267	0.02%	—
2017	Lowest contract charge 0.00% Class 4	$146.74	—	—	—	25.62%
	Highest contract charge 0.90% Class 4	$140.71	—	—	—	24.50%
	All contract charges	—	69	$7,356	0.38%	—
2016	Lowest contract charge 0.00% Class 4	$116.81	—	—	—	1.85%
	Highest contract charge 0.90% Class 4	$113.02	—	—	—	0.93%
	All contract charges	—	47	$4,107	0.11%	—
2015	Lowest contract charge 0.00% Class 4	$114.69	—	—	—	(0.02)%
	Highest contract charge 0.90% Class 4	$111.98	—	—	—	(0.92)%
	All contract charges	—	43	$3,590	0.00%	—

American Funds Insurance Series® New World Fund®
2019	Lowest contract charge 0.00% Class 4	$142.11	—	—	—	28.82%
	Highest contract charge 0.90% Class 4	$133.83	—	—	—	27.66%
	All contract charges	—	581	$31,080	0.84%	—
2018	Lowest contract charge 0.00% Class 4	$110.32	—	—	—	(14.25)%
	Highest contract charge 0.90% Class 4	$104.83	—	—	—	(15.03)%
	All contract charges	—	404	$19,113	0.82%	—
2017	Lowest contract charge 0.00% Class 4	$128.66	—	—	—	29.06%
	Highest contract charge 0.90% Class 4	$123.37	—	—	—	27.90%
	All contract charges	—	222	$12,711	0.87%	—
2016	Lowest contract charge 0.00% Class 4	$99.69	—	—	—	5.05%
	Highest contract charge 0.90% Class 4	$96.46	—	—	—	4.10%
	All contract charges	—	172	$7,858	0.69%	—
2015	Lowest contract charge 0.00% Class 4	$94.90	—	—	—	(3.38)%
	Highest contract charge 0.90% Class 4	$92.66	—	—	—	(4.24)%
	All contract charges	—	139	$6,032	0.57%	—

BlackRock Global Allocation V.I. Fund
2019	Lowest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	Highest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	All contract charges	—	250	$4,841	1.08%	—
2018	Lowest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	Highest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	All contract charges	—	302	$5,434	1.04%	—
2017	Lowest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	Highest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	All contract charges	—	193	$4,268	1.33%	—
2016	Lowest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	Highest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	All contract charges	—	171	$4,445	0.69%	—
2015	Lowest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	Highest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	All contract charges	—	203	$9,384	1.08%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class A	$255.06	—	—	—	6.91%
	Highest contract charge 0.90% Class A	$242.73	—	—	—	5.95%
	All contract charges	—	203	$52,574	2.06%	—
2018	Lowest contract charge 0.00% Class A	$238.57	—	—	—	(0.50)%
	Highest contract charge 0.90% Class A	$229.10	—	—	—	(1.40)%
	All contract charges	—	212	$53,081	2.21%	—

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Multi-Sector Bond (Continued)
2017	Lowest contract charge 0.00% Class A	$239.78	—	—	—	2.24%
	Highest contract charge 0.90% Class A	$232.36	—	—	—	1.32%
	All contract charges	—	220	$57,442	1.58%	—
2016	Lowest contract charge 0.00% Class A	$234.53	—	—	—	2.93%
	Highest contract charge 0.90% Class A	$229.34	—	—	—	2.01%
	All contract charges	—	252	$66,941	1.97%	—
2015	Lowest contract charge 0.00% Class A	$227.86	—	—	—	(0.64)%
	Highest contract charge 0.90% Class A	$224.83	—	—	—	(1.53)%
	All contract charges	—	265	$70,209	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class B	$154.29	—	—	—	6.91%
	Highest contract charge 0.60% Class B	$117.67	—	—	—	6.27%
	All contract charges	—	113	$14,929	2.06%	—
2018	Lowest contract charge 0.00% Class B	$144.32	—	—	—	(0.50)%
	Highest contract charge 0.60% Class B	$110.73	—	—	—	(1.10)%
	All contract charges	—	118	$14,419	2.21%	—
2017	Lowest contract charge 0.00% Class B	$145.05	—	—	—	2.24%
	Highest contract charge 0.60% Class B	$111.96	—	—	—	1.62%
	All contract charges	—	126	$15,563	1.58%	—
2016	Lowest contract charge 0.00% Class B	$141.87	—	—	—	2.93%
	Highest contract charge 0.60% Class B	$110.17	—	—	—	2.31%
	All contract charges	—	132	$15,824	1.97%	—
2015	Lowest contract charge 0.00% Class B	$137.83	—	—	—	(0.64)%
	Highest contract charge 0.60% Class B	$107.68	—	—	—	(1.24)%
	All contract charges	—	136	$15,816	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.00% Class B	$306.19	—	—	—	33.05%
	Highest contract charge 0.90% Class B	$186.28	—	—	—	31.85%
	All contract charges	—	63	$16,764	1.98%	—
2018	Lowest contract charge 0.00% Class B	$230.14	—	—	—	(5.03)%
	Highest contract charge 0.90% Class B	$141.28	—	—	—	(5.89)%
	All contract charges	—	62	$12,512	3.68%	—
2017	Lowest contract charge 0.00% Class B	$242.33	—	—	—	24.36%
	Highest contract charge 0.90% Class B	$150.12	—	—	—	23.24%
	All contract charges	—	62	$13,055	2.72%	—
2016	Lowest contract charge 0.00% Class B	$194.86	—	—	—	9.35%
	Highest contract charge 0.90% Class B	$121.81	—	—	—	8.37%
	All contract charges	—	63	$10,707	0.00%	—
2015	Lowest contract charge 0.00% Class B	$178.20	—	—	—	(6.04)%
	Highest contract charge 0.90% Class B	$112.40	—	—	—	(6.89)%
	All contract charges	—	72	$11,024	0.27%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class A	$365.23	—	—	—	24.64%
	Highest contract charge 0.60% Class A	$331.22	—	—	—	23.89%
	All contract charges	—	35	$12,775	0.46%	—
2018	Lowest contract charge 0.00% Class A	$293.02	—	—	—	(12.98)%
	Highest contract charge 0.60% Class A	$267.34	—	—	—	(13.51)%
	All contract charges	—	37	$10,770	1.15%	—
2017	Lowest contract charge 0.00% Class A	$336.73	—	—	—	11.29%
	Highest contract charge 0.60% Class A	$309.09	—	—	—	10.63%
	All contract charges	—	43	$14,136	1.45%	—
2016	Lowest contract charge 0.00% Class A	$302.56	—	—	—	25.23%
	Highest contract charge 0.60% Class A	$279.39	—	—	—	24.48%
	All contract charges	—	46	$13,586	1.36%	—
2015	Lowest contract charge 0.00% Class A	$241.60	—	—	—	(13.13)%
	Highest contract charge 0.60% Class A	$224.44	—	—	—	(13.65)%
	All contract charges	—	48	$11,523	0.52%	—

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class B	$383.11	—	—	—	24.64%
	Highest contract charge 0.90% Class B	$317.95	—	—	—	23.52%
	All contract charges	—	45	$15,990	0.46%	—
2018	Lowest contract charge 0.00% Class B	$307.37	—	—	—	(12.98)%
	Highest contract charge 0.90% Class B	$257.41	—	—	—	(13.77)%
	All contract charges	—	48	$13,628	1.15%	—
2017	Lowest contract charge 0.00% Class B	$353.23	—	—	—	11.30%
	Highest contract charge 0.90% Class B	$298.52	—	—	—	10.30%
	All contract charges	—	51	$16,788	1.45%	—
2016	Lowest contract charge 0.00% Class B	$317.38	—	—	—	25.23%
	Highest contract charge 0.90% Class B	$270.65	—	—	—	24.11%
	All contract charges	—	55	$16,433	1.36%	—
2015	Lowest contract charge 0.00% Class B	$253.43	—	—	—	(13.13)%
	Highest contract charge 0.90% Class B	$218.07	—	—	—	(13.92)%
	All contract charges	—	61	$14,517	0.52%	—

ClearBridge Variable Mid Cap Portfolio
2019	Lowest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	Highest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	All contract charges	—	73	$1,067	0.42%	—
2018	Lowest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	Highest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	All contract charges	—	56	$618	0.25%	—
2017	Lowest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	Highest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	All contract charges	—	25	$314	0.47%	—
2016	Lowest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	Highest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	All contract charges	—	—	$5	1.01%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$239.80	—	—	—	24.93%
	Highest contract charge 0.90% Class IB	$219.68	—	—	—	23.81%
	All contract charges	—	24	$5,507	0.98%	—
2018	Lowest contract charge 0.00% Class IB	$191.95	—	—	—	(12.27)%
	Highest contract charge 0.90% Class IB	$177.44	—	—	—	(13.06)%
	All contract charges	—	23	$4,405	0.93%	—
2017	Lowest contract charge 0.00% Class IB	$218.79	—	—	—	15.23%
	Highest contract charge 0.90% Class IB	$204.10	—	—	—	14.19%
	All contract charges	—	25	$5,413	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$189.88	—	—	—	19.68%
	Highest contract charge 0.90% Class IB	$178.74	—	—	—	18.61%
	All contract charges	—	23	$4,246	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$158.65	—	—	—	(3.11)%
	Highest contract charge 0.90% Class IB	$150.69	—	—	—	(3.98)%
	All contract charges	—	20	$3,160	0.54%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.21	—	—	—	29.90%
	Highest contract charge 0.90% Class IB	$254.87	—	—	—	28.74%
	All contract charges	—	60	$16,256	1.68%	—
2018	Lowest contract charge 0.00% Class IB	$214.17	—	—	—	(6.06)%
	Highest contract charge 0.90% Class IB	$197.98	—	—	—	(6.91)%
	All contract charges	—	49	$10,225	1.16%	—
2017	Lowest contract charge 0.00% Class IB	$227.98	—	—	—	20.75%
	Highest contract charge 0.90% Class IB	$212.68	—	—	—	19.67%
	All contract charges	—	43	$9,743	1.24%	—

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility (Continued)
2016	Lowest contract charge 0.00% Class IB	$188.80	—	—	—	11.03%
	Highest contract charge 0.90% Class IB	$177.72	—	—	—	10.03%
	All contract charges	—	37	$6,887	1.27%	—
2015	Lowest contract charge 0.00% Class IB	$170.05	—	—	—	0.37%
	Highest contract charge 0.90% Class IB	$161.52	—	—	—	(0.54)%
	All contract charges	—	34	$5,680	0.91%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$222.87	—	—	—	24.45%
	Highest contract charge 0.90% Class IB	$204.17	—	—	—	23.32%
	All contract charges	—	28	$5,977	0.99%	—
2018	Lowest contract charge 0.00% Class IB	$179.09	—	—	—	(11.92)%
	Highest contract charge 0.90% Class IB	$165.56	—	—	—	(12.71)%
	All contract charges	—	24	$4,137	0.77%	—
2017	Lowest contract charge 0.00% Class IB	$203.32	—	—	—	13.85%
	Highest contract charge 0.90% Class IB	$189.67	—	—	—	12.84%
	All contract charges	—	23	$4,480	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$178.58	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$168.09	—	—	—	19.44%
	All contract charges	—	18	$3,289	0.82%	—
2015	Lowest contract charge 0.00% Class IB	$148.16	—	—	—	(5.10)%
	Highest contract charge 0.90% Class IB	$140.73	—	—	—	(5.95)%
	All contract charges	—	15	$2,284	0.39%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IA	$650.40	—	—	—	27.80%
	Highest contract charge 0.90% Class IA	$529.86	—	—	—	26.65%
	All contract charges	—	378	$143,573	0.16%	—
2018	Lowest contract charge 0.00% Class IA	$508.91	—	—	—	(7.88)%
	Highest contract charge 0.90% Class IA	$418.36	—	—	—	(8.71)%
	All contract charges	—	394	$123,432	0.12%	—
2017	Lowest contract charge 0.00% Class IA	$552.43	—	—	—	22.67%
	Highest contract charge 0.90% Class IA	$458.28	—	—	—	21.57%
	All contract charges	—	358	$142,467	0.27%	—
2016	Lowest contract charge 0.00% Class IA	$450.34	—	—	—	12.58%
	Highest contract charge 0.90% Class IA	$376.97	—	—	—	11.57%
	All contract charges	—	377	$130,425	0.36%	—
2015	Lowest contract charge 0.00% Class IA	$400.02	—	—	—	(2.91)%
	Highest contract charge 0.90% Class IA	$337.88	—	—	—	(3.78)%
	All contract charges	—	399	$126,365	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IB	$533.87	—	—	—	27.80%
	Highest contract charge 0.60% Class IB	$420.52	—	—	—	27.04%
	All contract charges	—	172	$76,362	0.16%	—
2018	Lowest contract charge 0.00% Class IB	$417.73	—	—	—	(7.88)%
	Highest contract charge 0.60% Class IB	$331.02	—	—	—	(8.43)%
	All contract charges	—	182	$62,991	0.12%	—
2017	Lowest contract charge 0.00% Class IB	$453.45	—	—	—	22.67%
	Highest contract charge 0.60% Class IB	$361.51	—	—	—	21.93%
	All contract charges	—	189	$71,440	0.27%	—
2016	Lowest contract charge 0.00% Class IB	$369.65	—	—	—	12.58%
	Highest contract charge 0.60% Class IB	$296.48	—	—	—	11.90%
	All contract charges	—	204	$62,757	0.36%	—
2015	Lowest contract charge 0.00% Class IB	$328.35	—	—	—	(2.91)%
	Highest contract charge 0.60% Class IB	$264.94	—	—	—	(3.49)%
	All contract charges	—	221	$60,376	0.05%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class A	$299.21	—	—	—	24.49%
	Highest contract charge 0.90% Class A	$258.33	—	—	—	23.37%
	All contract charges	—	297	$64,898	1.56%	—
2018	Lowest contract charge 0.00% Class A	$240.35	—	—	—	(8.72)%
	Highest contract charge 0.90% Class A	$209.40	—	—	—	(9.54)%
	All contract charges	—	310	$56,672	1.56%	—
2017	Lowest contract charge 0.00% Class A	$263.30	—	—	—	19.10%
	Highest contract charge 0.90% Class A	$231.49	—	—	—	18.03%
	All contract charges	—	302	$63,917	1.51%	—
2016	Lowest contract charge 0.00% Class A	$221.08	—	—	—	8.79%
	Highest contract charge 0.90% Class A	$196.13	—	—	—	7.81%
	All contract charges	—	306	$56,824	0.94%	—
2015	Lowest contract charge 0.00% Class A	$203.22	—	—	—	(1.75)%
	Highest contract charge 0.90% Class A	$181.92	—	—	—	(2.64)%
	All contract charges	—	344	$57,423	0.95%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class B	$293.12	—	—	—	24.49%
	Highest contract charge 0.60% Class B	$265.81	—	—	—	23.74%
	All contract charges	—	327	$94,755	1.56%	—
2018	Lowest contract charge 0.00% Class B	$235.46	—	—	—	(8.72)%
	Highest contract charge 0.60% Class B	$214.81	—	—	—	(9.27)%
	All contract charges	—	340	$79,240	1.56%	—
2017	Lowest contract charge 0.00% Class B	$257.94	—	—	—	19.10%
	Highest contract charge 0.60% Class B	$236.75	—	—	—	18.39%
	All contract charges	—	362	$92,369	1.51%	—
2016	Lowest contract charge 0.00% Class B	$216.58	—	—	—	8.78%
	Highest contract charge 0.60% Class B	$199.98	—	—	—	8.13%
	All contract charges	—	373	$79,996	0.94%	—
2015	Lowest contract charge 0.00% Class B	$199.09	—	—	—	(1.75)%
	Highest contract charge 0.60% Class B	$184.94	—	—	—	(2.34)%
	All contract charges	—	392	$77,349	0.95%	—

EQ/American Century Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$28.02	—	—	—	28.83%
	Highest contract charge 0.90% Class IB	$256.65	—	—	—	27.65%
	All contract charges	—	471	$60,979	1.85%	—
2018	Lowest contract charge 0.00% Class IB(e)(f)	$21.75	—	—	—	(9.38)%
	Highest contract charge 0.90% Class IB(e)(f)	$201.05	—	—	—	(9.54)%
	All contract charges	—	443	$48,111	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	Highest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	All contract charges	—	250	$45,138	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	Highest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	All contract charges	—	246	$38,340	1.27%	—
2017	Lowest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	Highest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	All contract charges	—	225	$36,558	1.43%	—
2016	Lowest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	Highest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	All contract charges	—	188	$27,793	0.89%	—
2015	Lowest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	Highest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	All contract charges	—	173	$24,207	1.09%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IA	$444.81	—	—	—	23.43%
	Highest contract charge 0.60% Class IA	$403.40	—	—	—	22.69%
	All contract charges	—	247	$40,507	1.92%	—
2018	Lowest contract charge 0.00% Class IA	$360.36	—	—	—	(8.02)%
	Highest contract charge 0.60% Class IA	$328.79	—	—	—	(8.57)%
	All contract charges	—	244	$35,722	1.60%	—
2017	Lowest contract charge 0.00% Class IA	$391.76	—	—	—	8.11%
	Highest contract charge 0.60% Class IA	$359.60	—	—	—	7.46%
	All contract charges	—	247	$41,840	1.40%	—
2016	Lowest contract charge 0.00% Class IA	$362.37	—	—	—	17.96%
	Highest contract charge 0.60% Class IA	$334.63	—	—	—	17.26%
	All contract charges	—	246	$40,079	1.49%	—
2015	Lowest contract charge 0.00% Class IA	$307.19	—	—	—	(6.15)%
	Highest contract charge 0.60% Class IA	$285.38	—	—	—	(6.71)%
	All contract charges	—	242	$36,247	1.28%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IB	$585.44	—	—	—	23.44%
	Highest contract charge 0.90% Class IB	$476.96	—	—	—	22.32%
	All contract charges	—	321	$167,995	1.92%	—
2018	Lowest contract charge 0.00% Class IB	$474.29	—	—	—	(8.01)%
	Highest contract charge 0.90% Class IB	$389.92	—	—	—	(8.85)%
	All contract charges	—	347	$147,522	1.60%	—
2017	Lowest contract charge 0.00% Class IB	$515.61	—	—	—	8.11%
	Highest contract charge 0.90% Class IB	$427.76	—	—	—	7.14%
	All contract charges	—	369	$170,709	1.40%	—
2016	Lowest contract charge 0.00% Class IB	$476.93	—	—	—	17.96%
	Highest contract charge 0.90% Class IB	$399.26	—	—	—	16.91%
	All contract charges	—	400	$171,810	1.49%	—
2015	Lowest contract charge 0.00% Class IB	$404.30	—	—	—	(6.15)%
	Highest contract charge 0.90% Class IB	$341.52	—	—	—	(6.99)%
	All contract charges	—	436	$158,529	1.28%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IA	$560.70	—	—	—	32.88%
	Highest contract charge 0.60% Class IA	$347.26	—	—	—	32.08%
	All contract charges	—	61	$16,612	0.54%	—
2018	Lowest contract charge 0.00% Class IA	$421.95	—	—	—	(4.84)%
	Highest contract charge 0.60% Class IA	$262.91	—	—	—	(5.41)%
	All contract charges	—	70	$15,092	0.57%	—
2017	Lowest contract charge 0.00% Class IA	$443.41	—	—	—	25.44%
	Highest contract charge 0.60% Class IA	$277.95	—	—	—	24.69%
	All contract charges	—	62	$16,329	0.78%	—
2016	Lowest contract charge 0.00% Class IA	$353.49	—	—	—	8.42%
	Highest contract charge 0.60% Class IA	$222.92	—	—	—	7.77%
	All contract charges	—	60	$13,834	0.87%	—
2015	Lowest contract charge 0.00% Class IA	$326.03	—	—	—	1.91%
	Highest contract charge 0.60% Class IA	$206.84	—	—	—	1.30%
	All contract charges	—	62	$14,705	0.59%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IB	$425.90	—	—	—	32.88%
	Highest contract charge 0.90% Class IB	$354.37	—	—	—	31.69%
	All contract charges	—	287	$109,329	0.54%	—
2018	Lowest contract charge 0.00% Class IB	$320.51	—	—	—	(4.84)%
	Highest contract charge 0.90% Class IB	$269.10	—	—	—	(5.70)%
	All contract charges	—	337	$96,993	0.57%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Guardian Research (Continued)
2017	Lowest contract charge 0.00% Class IB	$336.81	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$285.37	—	—	—	24.31%
	All contract charges	—	358	$108,933	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$268.51	—	—	—	8.42%
	Highest contract charge 0.90% Class IB	$229.56	—	—	—	7.45%
	All contract charges	—	377	$92,101	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$247.65	—	—	—	1.91%
	Highest contract charge 0.90% Class IB	$213.65	—	—	—	1.00%
	All contract charges	—	417	$94,238	0.59%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	Highest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	All contract charges	—	87	$13,827	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	Highest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	All contract charges	—	96	$11,281	0.17%	—
2017	Lowest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	Highest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	All contract charges	—	99	$12,081	0.08%	—
2016	Lowest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	Highest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	All contract charges	—	120	$10,833	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	Highest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	All contract charges	—	124	$11,612	0.00%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IB	$355.63	—	—	—	32.00%
	Highest contract charge 0.90% Class IB	$295.90	—	—	—	30.81%
	All contract charges	—	247	$81,168	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$269.42	—	—	—	(0.35)%
	Highest contract charge 0.90% Class IB	$226.20	—	—	—	(1.25)%
	All contract charges	—	263	$65,342	0.17%	—
2017	Lowest contract charge 0.00% Class IB	$270.36	—	—	—	25.59%
	Highest contract charge 0.90% Class IB	$229.06	—	—	—	24.46%
	All contract charges	—	276	$69,313	0.08%	—
2016	Lowest contract charge 0.00% Class IB	$215.27	—	—	—	0.88%
	Highest contract charge 0.90% Class IB	$184.04	—	—	—	(0.02)%
	All contract charges	—	310	$62,282	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$213.39	—	—	—	1.27%
	Highest contract charge 0.90% Class IB	$184.08	—	—	—	0.35%
	All contract charges	—	364	$72,486	0.00%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IA	$882.60	—	—	—	30.23%
	Highest contract charge 0.90% Class IA	$882.13	—	—	—	29.06%
	All contract charges	—	1,159	$1,522,368	1.43%	—
2018	Lowest contract charge 0.00% Class IA	$677.71	—	—	—	(5.80)%
	Highest contract charge 0.90% Class IA	$683.50	—	—	—	(6.65)%
	All contract charges	—	1,222	$1,276,167	1.30%	—
2017	Lowest contract charge 0.00% Class IA	$719.43	—	—	—	20.47%
	Highest contract charge 0.90% Class IA	$732.21	—	—	—	19.39%
	All contract charges	—	1,320	$1,495,123	1.30%	—
2016	Lowest contract charge 0.00% Class IA	$597.19	—	—	—	11.69%
	Highest contract charge 0.90% Class IA	$613.30	—	—	—	10.69%
	All contract charges	—	1,384	$1,360,428	1.55%	—
2015	Lowest contract charge 0.00% Class IA	$534.69	—	—	—	(0.05)%
	Highest contract charge 0.90% Class IA	$554.08	—	—	—	(0.95)%
	All contract charges	—	1,448	$1,330,558	1.37%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IB	$275.63	—	—	—	30.24%
	Highest contract charge 0.60% Class IB	$293.39	—	—	—	29.45%
	All contract charges	—	908	$260,644	1.43%	—
2018	Lowest contract charge 0.00% Class IB	$211.64	—	—	—	(5.80)%
	Highest contract charge 0.60% Class IB	$226.64	—	—	—	(6.37)%
	All contract charges	—	926	$205,339	1.30%	—
2017	Lowest contract charge 0.00% Class IB	$224.67	—	—	—	20.47%
	Highest contract charge 0.60% Class IB	$242.06	—	—	—	19.75%
	All contract charges	—	951	$225,386	1.30%	—
2016	Lowest contract charge 0.00% Class IB	$186.50	—	—	—	11.69%
	Highest contract charge 0.60% Class IB	$202.14	—	—	—	11.02%
	All contract charges	—	981	$194,128	1.55%	—
2015	Lowest contract charge 0.00% Class IB	$166.98	—	—	—	(0.05)%
	Highest contract charge 0.60% Class IB	$182.07	—	—	—	(0.65)%
	All contract charges	—	1,016	$181,517	1.37%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class A	$177.26	—	—	—	9.24%
	Highest contract charge 0.90% Class A	$153.05	—	—	—	8.25%
	All contract charges	—	246	$19,283	1.67%	—
2018	Lowest contract charge 0.00% Class A	$162.27	—	—	—	(1.57)%
	Highest contract charge 0.90% Class A	$141.38	—	—	—	(2.45)%
	All contract charges	—	256	$19,839	1.52%	—
2017	Lowest contract charge 0.00% Class A	$164.85	—	—	—	4.95%
	Highest contract charge 0.90% Class A	$144.93	—	—	—	4.00%
	All contract charges	—	253	$21,414	1.07%	—
2016	Lowest contract charge 0.00% Class A	$157.07	—	—	—	2.92%
	Highest contract charge 0.90% Class A	$139.35	—	—	—	2.01%
	All contract charges	—	270	$22,880	0.94%	—
2015	Lowest contract charge 0.00% Class A	$152.61	—	—	—	(0.24)%
	Highest contract charge 0.90% Class A	$136.61	—	—	—	(1.14)%
	All contract charges	—	284	$24,201	0.79%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class B	$173.64	—	—	—	9.24%
	Highest contract charge 0.60% Class B	$157.47	—	—	—	8.59%
	All contract charges	—	51	$8,616	1.67%	—
2018	Lowest contract charge 0.00% Class B	$158.96	—	—	—	(1.56)%
	Highest contract charge 0.60% Class B	$145.02	—	—	—	(2.16)%
	All contract charges	—	47	$7,355	1.52%	—
2017	Lowest contract charge 0.00% Class B	$161.48	—	—	—	4.95%
	Highest contract charge 0.60% Class B	$148.22	—	—	—	4.32%
	All contract charges	—	46	$7,209	1.07%	—
2016	Lowest contract charge 0.00% Class B	$153.87	—	—	—	2.92%
	Highest contract charge 0.60% Class B	$142.08	—	—	—	2.31%
	All contract charges	—	58	$8,706	0.94%	—
2015	Lowest contract charge 0.00% Class B	$149.50	—	—	—	(0.24)%
	Highest contract charge 0.60% Class B	$138.87	—	—	—	(0.84)%
	All contract charges	—	61	$8,855	0.79%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	Highest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	All contract charges	—	49	$8,070	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	Highest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	All contract charges	—	48	$7,082	1.21%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	Highest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	All contract charges	—	49	$7,439	1.29%	—
2016	Lowest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	Highest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	All contract charges	—	44	$6,162	0.90%	—
2015	Lowest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	Highest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	All contract charges	—	41	$5,539	0.95%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	Highest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	All contract charges	—	22	$3,022	1.46%	—
2018	Lowest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	Highest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	All contract charges	—	23	$2,969	1.31%	—
2017	Lowest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	Highest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	All contract charges	—	20	$2,656	1.02%	—
2016	Lowest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	Highest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	All contract charges	—	22	$2,805	0.85%	—
2015	Lowest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	Highest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	All contract charges	—	20	$2,427	0.94%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$205.49	—	—	—	13.48%
	Highest contract charge 0.90% Class A	$177.42	—	—	—	12.46%
	All contract charges	—	266	$18,021	1.58%	—
2018	Lowest contract charge 0.00% Class A	$181.08	—	—	—	(3.64)%
	Highest contract charge 0.90% Class A	$157.76	—	—	—	(4.52)%
	All contract charges	—	209	$16,289	1.47%	—
2017	Lowest contract charge 0.00% Class A	$187.93	—	—	—	8.83%
	Highest contract charge 0.90% Class A	$165.22	—	—	—	7.84%
	All contract charges	—	174	$17,822	1.21%	—
2016	Lowest contract charge 0.00% Class A	$172.69	—	—	—	4.73%
	Highest contract charge 0.90% Class A	$153.21	—	—	—	3.79%
	All contract charges	—	148	$17,374	0.90%	—
2015	Lowest contract charge 0.00% Class A	$164.89	—	—	—	(0.66)%
	Highest contract charge 0.90% Class A	$147.61	—	—	—	(1.55)%
	All contract charges	—	164	$17,659	0.82%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$201.31	—	—	—	13.48%
	Highest contract charge 0.60% Class B	$182.56	—	—	—	12.80%
	All contract charges	—	74	$14,620	1.58%	—
2018	Lowest contract charge 0.00% Class B	$177.40	—	—	—	(3.64)%
	Highest contract charge 0.60% Class B	$161.84	—	—	—	(4.23)%
	All contract charges	—	77	$13,374	1.47%	—
2017	Lowest contract charge 0.00% Class B	$184.11	—	—	—	8.82%
	Highest contract charge 0.60% Class B	$168.98	—	—	—	8.17%
	All contract charges	—	82	$14,766	1.21%	—
2016	Lowest contract charge 0.00% Class B	$169.18	—	—	—	4.73%
	Highest contract charge 0.60% Class B	$156.22	—	—	—	4.11%
	All contract charges	—	87	$14,529	0.90%	—
2015	Lowest contract charge 0.00% Class B	$161.54	—	—	—	(0.65)%
	Highest contract charge 0.60% Class B	$150.06	—	—	—	(1.24)%
	All contract charges	—	90	$14,346	0.82%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IA	$146.29	—	—	—	6.26%
	Highest contract charge 0.90% Class IA	$129.85	—	—	—	5.30%
	All contract charges	—	164	$25,238	2.27%	—
2018	Lowest contract charge 0.00% Class IA	$137.67	—	—	—	0.25%
	Highest contract charge 0.90% Class IA	$123.31	—	—	—	(0.66)%
	All contract charges	—	176	$25,499	1.91%	—
2017	Lowest contract charge 0.00% Class IA	$137.33	—	—	—	1.46%
	Highest contract charge 0.90% Class IA	$124.13	—	—	—	0.55%
	All contract charges	—	182	$26,157	1.39%	—
2016	Lowest contract charge 0.00% Class IA	$135.35	—	—	—	1.38%
	Highest contract charge 0.90% Class IA	$123.45	—	—	—	0.47%
	All contract charges	—	200	$28,475	1.50%	—
2015	Lowest contract charge 0.00% Class IA	$133.51	—	—	—	0.44%
	Highest contract charge 0.90% Class IA	$122.87	—	—	—	(0.47)%
	All contract charges	—	207	$29,322	1.49%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IB	$152.00	—	—	—	6.26%
	Highest contract charge 0.60% Class IB	$167.23	—	—	—	5.63%
	All contract charges	—	338	$54,929	2.27%	—
2018	Lowest contract charge 0.00% Class IB	$143.04	—	—	—	0.25%
	Highest contract charge 0.60% Class IB	$158.32	—	—	—	(0.36)%
	All contract charges	—	162	$24,073	1.91%	—
2017	Lowest contract charge 0.00% Class IB	$142.69	—	—	—	1.46%
	Highest contract charge 0.60% Class IB	$158.89	—	—	—	0.86%
	All contract charges	—	172	$25,594	1.39%	—
2016	Lowest contract charge 0.00% Class IB	$140.63	—	—	—	1.38%
	Highest contract charge 0.60% Class IB	$157.54	—	—	—	0.77%
	All contract charges	—	165	$24,392	1.50%	—
2015	Lowest contract charge 0.00% Class IB	$138.72	—	—	—	0.44%
	Highest contract charge 0.60% Class IB	$156.34	—	—	—	(0.17)%
	All contract charges	—	157	$23,116	1.49%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	Highest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	All contract charges	—	—	—	3.16%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IA	$1,016.61	—	—	—	30.68%
	Highest contract charge 0.90% Class IA	$813.31	—	—	—	29.51%
	All contract charges	—	1,675	$675,268	1.61%	—
2018	Lowest contract charge 0.00% Class IA	$777.94	—	—	—	(4.93)%
	Highest contract charge 0.90% Class IA	$628.01	—	—	—	(5.80)%
	All contract charges	—	1,470	$538,073	1.45%	—
2017	Lowest contract charge 0.00% Class IA	$818.32	—	—	—	21.04%
	Highest contract charge 0.90% Class IA	$666.65	—	—	—	19.96%
	All contract charges	—	1,393	$602,506	1.45%	—
2016	Lowest contract charge 0.00% Class IA	$676.05	—	—	—	11.24%
	Highest contract charge 0.90% Class IA	$555.73	—	—	—	10.24%
	All contract charges	—	1,292	$542,718	1.66%	—
2015	Lowest contract charge 0.00% Class IA	$607.76	—	—	—	0.80%
	Highest contract charge 0.90% Class IA	$504.12	—	—	—	(0.11)%
	All contract charges	—	1,399	$519,057	1.61%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IB	$307.67	—	—	—	30.68%
	Highest contract charge 0.60% Class IB	$280.82	—	—	—	29.90%
	All contract charges	—	1,214	$362,294	1.61%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.00% Class IB	$235.43	—	—	—	(4.94)%
	Highest contract charge 0.60% Class IB	$216.18	—	—	—	(5.51)%
	All contract charges	—	1,158	$264,177	1.45%	—
2017	Lowest contract charge 0.00% Class IB	$247.66	—	—	—	21.04%
	Highest contract charge 0.60% Class IB	$228.79	—	—	—	20.32%
	All contract charges	—	1,137	$272,641	1.45%	—
2016	Lowest contract charge 0.00% Class IB	$204.61	—	—	—	11.23%
	Highest contract charge 0.60% Class IB	$190.15	—	—	—	10.56%
	All contract charges	—	1,100	$217,785	1.66%	—
2015	Lowest contract charge 0.00% Class IB	$183.95	—	—	—	0.79%
	Highest contract charge 0.60% Class IB	$171.99	—	—	—	0.19%
	All contract charges	—	1,073	$191,053	1.61%	—

EQ/Fidelity Institutional AM® Large Cap
2019	Lowest contract charge 0.00% Class IB	$41.99	—	—	—	31.05%
	Highest contract charge 0.90% Class IB	$254.45	—	—	—	29.89%
	All contract charges	—	536	$111,733	0.96%	—
2018	Lowest contract charge 0.00% Class IB(e)(g)	$32.04	—	—	—	(11.05)%
	Highest contract charge 0.90% Class IB(e)(g)	$195.89	—	—	—	(11.22)%
	All contract charges	—	589	$93,723	0.25%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 0.00% Class IB	$301.65	—	—	—	29.76%
	Highest contract charge 0.90% Class IB	$276.35	—	—	—	28.60%
	All contract charges	—	223	$65,531	1.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(h)	$232.46	—	—	—	(7.28)%
	Highest contract charge 0.90% Class IB(e)(h)	$214.89	—	—	—	(7.44)%
	All contract charges	—	229	$52,109	0.29%	—

EQ/Franklin Strategic Income
2019	Lowest contract charge 0.00% Class IB	$148.04	—	—	—	8.73%
	Highest contract charge 0.90% Class IB	$135.62	—	—	—	7.75%
	All contract charges	—	253	$36,793	4.04%	—
2018	Lowest contract charge 0.00% Class IB(e)(i)	$136.15	—	—	—	(1.14)%
	Highest contract charge 0.90% Class IB(e)(i)	$125.86	—	—	—	(1.32)%
	All contract charges	—	250	$33,498	0.70%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$151.03	—	—	—	6.21%
	Highest contract charge 0.90% Class IA	$126.10	—	—	—	5.25%
	All contract charges	—	108	$7,493	0.81%	—
2018	Lowest contract charge 0.00% Class IA	$142.20	—	—	—	(1.63)%
	Highest contract charge 0.90% Class IA	$119.81	—	—	—	(2.51)%
	All contract charges	—	104	$7,532	1.35%	—
2017	Lowest contract charge 0.00% Class IA	$144.55	—	—	—	4.65%
	Highest contract charge 0.90% Class IA	$122.90	—	—	—	3.71%
	All contract charges	—	99	$7,953	0.04%	—
2016	Lowest contract charge 0.00% Class IA	$138.13	—	—	—	0.68%
	Highest contract charge 0.90% Class IA	$118.50	—	—	—	(0.23)%
	All contract charges	—	99	$8,311	1.92%	—
2015	Lowest contract charge 0.00% Class IA	$137.20	—	—	—	(3.80)%
	Highest contract charge 0.90% Class IA	$118.77	—	—	—	(4.66)%
	All contract charges	—	93	$8,563	0.04%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$143.93	—	—	—	6.21%
	Highest contract charge 0.60% Class IB	$129.49	—	—	—	5.57%
	All contract charges	—	67	$9,498	0.81%	—
2018	Lowest contract charge 0.00% Class IB	$135.52	—	—	—	(1.63)%
	Highest contract charge 0.60% Class IB	$122.66	—	—	—	(2.22)%
	All contract charges	—	69	$9,105	1.35%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Bond PLUS (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.76	—	—	—	4.65%
	Highest contract charge 0.60% Class IB	$125.44	—	—	—	4.02%
	All contract charges	—	68	$9,131	0.04%	—
2016	Lowest contract charge 0.00% Class IB	$131.64	—	—	—	0.68%
	Highest contract charge 0.60% Class IB	$120.59	—	—	—	0.07%
	All contract charges	—	69	$8,747	1.92%	—
2015	Lowest contract charge 0.00% Class IB	$130.75	—	—	—	(3.80)%
	Highest contract charge 0.60% Class IB	$120.50	—	—	—	(4.38)%
	All contract charges	—	66	$8,457	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	Highest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	All contract charges	—	77	$30,636	1.34%	—
2018	Lowest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	Highest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	All contract charges	—	77	$26,261	1.02%	—
2017	Lowest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	Highest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	All contract charges	—	67	$31,741	1.07%	—
2016	Lowest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	Highest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	All contract charges	—	68	$27,405	0.91%	—
2015	Lowest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	Highest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	All contract charges	—	74	$28,446	0.88%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$387.83	—	—	—	25.27%
	Highest contract charge 0.90% Class IB	$316.83	—	—	—	24.14%
	All contract charges	—	305	$108,639	1.34%	—
2018	Lowest contract charge 0.00% Class IB	$309.60	—	—	—	(12.16)%
	Highest contract charge 0.90% Class IB	$255.21	—	—	—	(12.96)%
	All contract charges	—	329	$93,820	1.02%	—
2017	Lowest contract charge 0.00% Class IB	$352.45	—	—	—	26.08%
	Highest contract charge 0.90% Class IB	$293.20	—	—	—	24.95%
	All contract charges	—	359	$116,782	1.07%	—
2016	Lowest contract charge 0.00% Class IB	$279.54	—	—	—	4.48%
	Highest contract charge 0.90% Class IB	$234.65	—	—	—	3.54%
	All contract charges	—	398	$102,881	0.91%	—
2015	Lowest contract charge 0.00% Class IB	$267.56	—	—	—	(1.73)%
	Highest contract charge 0.90% Class IB	$226.63	—	—	—	(2.61)%
	All contract charges	—	441	$110,066	0.88%	—

EQ/Goldman Sachs Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$238.65	—	—	—	30.79%
	Highest contract charge 0.90% Class IB	$218.62	—	—	—	29.61%
	All contract charges	—	47	$10,997	0.88%	—
2018	Lowest contract charge 0.00% Class IB(e)(j)	$182.47	—	—	—	(8.70)%
	Highest contract charge 0.90% Class IB(e)(j)	$168.67	—	—	—	(8.86)%
	All contract charges	—	48	$8,496	0.22%	—

EQ/Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	Highest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	All contract charges	—	334	$70,894	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	Highest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	All contract charges	—	332	$58,504	1.22%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	Highest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	All contract charges	—	330	$62,041	1.57%	—
2016	Lowest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	Highest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	All contract charges	—	304	$50,167	0.98%	—
2015	Lowest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	Highest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	All contract charges	—	279	$42,615	1.25%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IA	$247.60	—	—	—	4.16%
	Highest contract charge 0.90% Class IA	$206.24	—	—	—	3.23%
	All contract charges	—	228	$27,603	1.52%	—
2018	Lowest contract charge 0.00% Class IA	$237.70	—	—	—	0.83%
	Highest contract charge 0.90% Class IA	$199.78	—	—	—	(0.08)%
	All contract charges	—	207	$29,582	1.24%	—
2017	Lowest contract charge 0.00% Class IA	$235.74	—	—	—	0.34%
	Highest contract charge 0.90% Class IA	$199.94	—	—	—	(0.56)%
	All contract charges	—	370	$69,699	0.84%	—
2016	Lowest contract charge 0.00% Class IA	$234.93	—	—	—	0.45%
	Highest contract charge 0.90% Class IA	$201.07	—	—	—	(0.45)%
	All contract charges	—	354	$70,206	0.70%	—
2015	Lowest contract charge 0.00% Class IA	$233.88	—	—	—	0.43%
	Highest contract charge 0.90% Class IA	$201.98	—	—	—	(0.47)%
	All contract charges	—	323	$65,486	0.60%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$177.80	—	—	—	4.17%
	Highest contract charge 0.60% Class IB	$157.00	—	—	—	3.54%
	All contract charges	—	119	$18,974	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$170.68	—	—	—	0.83%
	Highest contract charge 0.60% Class IB	$151.63	—	—	—	0.22%
	All contract charges	—	119	$18,533	1.24%	—
2017	Lowest contract charge 0.00% Class IB	$169.28	—	—	—	0.34%
	Highest contract charge 0.60% Class IB	$151.29	—	—	—	(0.26)%
	All contract charges	—	123	$19,188	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$168.70	—	—	—	0.45%
	Highest contract charge 0.60% Class IB	$151.68	—	—	—	(0.15)%
	All contract charges	—	135	$20,929	0.70%	—
2015	Lowest contract charge 0.00% Class IB	$167.94	—	—	—	0.42%
	Highest contract charge 0.60% Class IB	$151.91	—	—	—	(0.18)%
	All contract charges	—	120	$18,638	0.60%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$290.03	—	—	—	22.45%
	Highest contract charge 0.60% Class IA	$204.63	—	—	—	21.71%
	All contract charges	—	51	$14,541	1.95%	—
2018	Lowest contract charge 0.00% Class IA	$236.86	—	—	—	(14.89)%
	Highest contract charge 0.60% Class IA	$168.13	—	—	—	(15.40)%
	All contract charges	—	53	$12,380	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$278.29	—	—	—	26.30%
	Highest contract charge 0.60% Class IA	$198.73	—	—	—	25.54%
	All contract charges	—	56	$15,408	1.64%	—
2016	Lowest contract charge 0.00% Class IA	$220.34	—	—	—	0.22%
	Highest contract charge 0.60% Class IA	$158.30	—	—	—	(0.37)%
	All contract charges	—	61	$13,351	0.29%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility (Continued)
2015	Lowest contract charge 0.00% Class IA	$219.85	—	—	—	(4.35)%
	Highest contract charge 0.60% Class IA	$158.89	—	—	—	(4.92)%
	All contract charges	—	66	$14,331	0.06%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$187.96	—	—	—	22.44%
	Highest contract charge 0.90% Class IB	$155.89	—	—	—	21.35%
	All contract charges	—	238	$41,797	1.95%	—
2018	Lowest contract charge 0.00% Class IB	$153.51	—	—	—	(14.89)%
	Highest contract charge 0.90% Class IB	$128.46	—	—	—	(15.66)%
	All contract charges	—	271	$38,842	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$180.36	—	—	—	26.31%
	Highest contract charge 0.90% Class IB	$152.31	—	—	—	25.17%
	All contract charges	—	282	$47,837	1.64%	—
2016	Lowest contract charge 0.00% Class IB	$142.79	—	—	—	0.21%
	Highest contract charge 0.90% Class IB	$121.68	—	—	—	(0.69)%
	All contract charges	—	336	$45,006	0.29%	—
2015	Lowest contract charge 0.00% Class IB	$142.49	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB	$122.52	—	—	—	(5.21)%
	All contract charges	—	345	$46,054	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IA	$243.62	—	—	—	22.15%
	Highest contract charge 0.90% Class IA	$194.77	—	—	—	21.04%
	All contract charges	—	1,445	$246,275	2.83%	—
2018	Lowest contract charge 0.00% Class IA	$199.45	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IA	$160.91	—	—	—	(15.94)%
	All contract charges	—	1,515	$218,461	2.40%	—
2017	Lowest contract charge 0.00% Class IA	$235.12	—	—	—	23.22%
	Highest contract charge 0.90% Class IA	$191.42	—	—	—	22.12%
	All contract charges	—	1,529	$270,450	2.64%	—
2016	Lowest contract charge 0.00% Class IA	$190.81	—	—	—	2.20%
	Highest contract charge 0.90% Class IA	$156.75	—	—	—	1.28%
	All contract charges	—	1,486	$220,734	2.72%	—
2015	Lowest contract charge 0.00% Class IA	$186.71	—	—	—	(2.14)%
	Highest contract charge 0.90% Class IA	$154.77	—	—	—	(3.02)%
	All contract charges	—	1,506	$232,186	2.32%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IB	$166.32	—	—	—	22.14%
	Highest contract charge 0.90% Class IB	$143.39	—	—	—	21.05%
	All contract charges	—	407	$65,697	2.83%	—
2018	Lowest contract charge 0.00% Class IB	$136.17	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IB	$118.46	—	—	—	(15.94)%
	All contract charges	—	407	$53,646	2.40%	—
2017	Lowest contract charge 0.00% Class IB	$160.52	—	—	—	23.22%
	Highest contract charge 0.90% Class IB	$140.92	—	—	—	22.11%
	All contract charges	—	409	$63,674	2.64%	—
2016	Lowest contract charge 0.00% Class IB	$130.27	—	—	—	2.20%
	Highest contract charge 0.90% Class IB	$115.40	—	—	—	1.28%
	All contract charges	—	407	$51,586	2.72%	—
2015	Lowest contract charge 0.00% Class IB	$127.47	—	—	—	(2.13)%
	Highest contract charge 0.90% Class IB	$113.94	—	—	—	(3.02)%
	All contract charges	—	424	$52,585	2.32%	—

EQ/International Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$146.58	—	—	—	21.44%
	Highest contract charge 0.90% Class IB	$134.28	—	—	—	20.34%
	All contract charges	—	39	$5,658	2.65%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Managed Volatility (Continued)
2018	Lowest contract charge 0.00% Class IB	$120.70	—	—	—	(14.45)%
	Highest contract charge 0.90% Class IB	$111.58	—	—	—	(15.22)%
	All contract charges	—	29	$3,515	1.95%	—
2017	Lowest contract charge 0.00% Class IB	$141.09	—	—	—	24.25%
	Highest contract charge 0.90% Class IB	$131.61	—	—	—	23.13%
	All contract charges	—	25	$3,558	2.29%	—
2016	Lowest contract charge 0.00% Class IB	$113.55	—	—	—	(0.12)%
	Highest contract charge 0.90% Class IB	$106.89	—	—	—	(1.01)%
	All contract charges	—	21	$2,386	1.26%	—
2015	Lowest contract charge 0.00% Class IB	$113.69	—	—	—	(2.40)%
	Highest contract charge 0.90% Class IB	$107.98	—	—	—	(3.29)%
	All contract charges	—	17	$1,908	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$273.73	—	—	—	22.66%
	Highest contract charge 0.60% Class IA	$190.84	—	—	—	21.91%
	All contract charges	—	97	$16,994	2.31%	—
2018	Lowest contract charge 0.00% Class IA	$223.17	—	—	—	(16.49)%
	Highest contract charge 0.60% Class IA	$156.54	—	—	—	(16.99)%
	All contract charges	—	99	$14,835	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$267.24	—	—	—	23.37%
	Highest contract charge 0.60% Class IA	$188.59	—	—	—	22.64%
	All contract charges	—	102	$18,250	1.90%	—
2016	Lowest contract charge 0.00% Class IA	$216.61	—	—	—	0.74%
	Highest contract charge 0.60% Class IA	$153.78	—	—	—	0.14%
	All contract charges	—	102	$15,640	0.47%	—
2015	Lowest contract charge 0.00% Class IA	$215.01	—	—	—	(3.16)%
	Highest contract charge 0.60% Class IA	$153.56	—	—	—	(3.74)%
	All contract charges	—	105	$16,190	0.10%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$200.10	—	—	—	22.66%
	Highest contract charge 0.90% Class IB	$182.68	—	—	—	21.54%
	All contract charges	—	309	$60,487	2.31%	—
2018	Lowest contract charge 0.00% Class IB	$163.14	—	—	—	(16.49)%
	Highest contract charge 0.90% Class IB	$150.30	—	—	—	(17.24)%
	All contract charges	—	325	$52,099	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$195.36	—	—	—	23.37%
	Highest contract charge 0.90% Class IB	$181.62	—	—	—	22.27%
	All contract charges	—	348	$66,766	1.90%	—
2016	Lowest contract charge 0.00% Class IB	$158.35	—	—	—	0.74%
	Highest contract charge 0.90% Class IB	$148.54	—	—	—	(0.16)%
	All contract charges	—	377	$59,108	0.47%	—
2015	Lowest contract charge 0.00% Class IB	$157.18	—	—	—	(3.16)%
	Highest contract charge 0.90% Class IB	$148.78	—	—	—	(4.04)%
	All contract charges	—	399	$62,376	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IA	$211.58	—	—	—	24.98%
	Highest contract charge 0.90% Class IA	$188.63	—	—	—	23.86%
	All contract charges	—	98	$13,444	2.10%	—
2018	Lowest contract charge 0.00% Class IA	$169.29	—	—	—	(12.39)%
	Highest contract charge 0.90% Class IA	$152.29	—	—	—	(13.19)%
	All contract charges	—	92	$11,775	1.55%	—
2017	Lowest contract charge 0.00% Class IA	$193.24	—	—	—	17.98%
	Highest contract charge 0.90% Class IA	$175.43	—	—	—	16.92%
	All contract charges	—	94	$14,441	0.80%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
2016	Lowest contract charge 0.00% Class IA	$163.79	—	—	—	17.38%
	Highest contract charge 0.90% Class IA	$150.04	—	—	—	16.32%
	All contract charges	—	80	$10,866	2.44%	—
2015	Lowest contract charge 0.00% Class IA	$139.54	—	—	—	(6.19)%
	Highest contract charge 0.90% Class IA	$128.99	—	—	—	(7.03)%
	All contract charges	—	100	$12,263	2.18%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IB	$269.33	—	—	—	24.98%
	Highest contract charge 0.60% Class IB	$193.61	—	—	—	24.23%
	All contract charges	—	67	$16,942	2.10%	—
2018	Lowest contract charge 0.00% Class IB	$215.50	—	—	—	(12.39)%
	Highest contract charge 0.60% Class IB	$155.85	—	—	—	(12.92)%
	All contract charges	—	68	$13,818	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$245.99	—	—	—	17.98%
	Highest contract charge 0.60% Class IB	$178.98	—	—	—	17.27%
	All contract charges	—	66	$15,264	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$208.50	—	—	—	17.37%
	Highest contract charge 0.60% Class IB	$152.62	—	—	—	16.67%
	All contract charges	—	65	$12,804	2.44%	—
2015	Lowest contract charge 0.00% Class IB	$177.64	—	—	—	(6.19)%
	Highest contract charge 0.60% Class IB	$130.81	—	—	—	(6.75)%
	All contract charges	—	71	$11,678	2.18%	—

EQ/Invesco Global Real Estate
2019	Lowest contract charge 0.00% Class IB	$20.17	—	—	—	22.47%
	Highest contract charge 0.90% Class IB	$184.82	—	—	—	21.41%
	All contract charges	—	467	$44,406	4.59%	—
2018	Lowest contract charge 0.00% Class IB(e)(k)	$16.47	—	—	—	(0.72)%
	Highest contract charge 0.90% Class IB(e)(k)	$152.23	—	—	—	(0.92)%
	All contract charges	—	449	$36,366	0.56%	—

EQ/Invesco International Growth
2019	Lowest contract charge 0.00% Class IB	$18.22	—	—	—	28.22%
	Highest contract charge 0.90% Class IB	$166.90	—	—	—	27.06%
	All contract charges	—	502	$37,892	1.68%	—
2018	Lowest contract charge 0.00% Class IB(e)(l)	$14.21	—	—	—	(5.01)%
	Highest contract charge 0.90% Class IB(e)(l)	$131.36	—	—	—	(5.20)%
	All contract charges	—	526	$32,100	0.22%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IA	$270.27	—	—	—	36.46%
	Highest contract charge 0.90% Class IA	$240.96	—	—	—	35.23%
	All contract charges	—	93	$23,724	0.02%	—
2018	Lowest contract charge 0.00% Class IA	$198.06	—	—	—	(1.79)%
	Highest contract charge 0.90% Class IA	$178.18	—	—	—	(2.68)%
	All contract charges	—	96	$18,250	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$201.67	—	—	—	27.90%
	Highest contract charge 0.90% Class IA	$183.08	—	—	—	26.75%
	All contract charges	—	109	$20,920	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$157.68	—	—	—	(4.33)%
	Highest contract charge 0.90% Class IA	$144.44	—	—	—	(5.19)%
	All contract charges	—	113	$17,115	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$164.82	—	—	—	(5.49)%
	Highest contract charge 0.90% Class IA	$152.35	—	—	—	(6.34)%
	All contract charges	—	129	$20,433	0.00%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IB	$391.15	—	—	—	36.46%
	Highest contract charge 0.60% Class IB	$247.44	—	—	—	35.64%
	All contract charges	—	106	$30,819	0.02%	—
2018	Lowest contract charge 0.00% Class IB	$286.64	—	—	—	(1.79)%
	Highest contract charge 0.60% Class IB	$182.43	—	—	—	(2.38)%
	All contract charges	—	104	$23,363	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$291.87	—	—	—	27.90%
	Highest contract charge 0.60% Class IB	$186.88	—	—	—	27.14%
	All contract charges	—	99	$25,171	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$228.20	—	—	—	(4.33)%
	Highest contract charge 0.60% Class IB	$146.99	—	—	—	(4.90)%
	All contract charges	—	102	$20,749	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$238.53	—	—	—	(5.49)%
	Highest contract charge 0.60% Class IB	$154.57	—	—	—	(6.06)%
	All contract charges	—	105	$22,021	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	Highest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	All contract charges	—	204	$12,831	1.26%	—
2018	Lowest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	Highest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	All contract charges	—	100	$6,391	1.03%	—
2017	Lowest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	Highest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	All contract charges	—	41	$4,807	0.86%	—
2016	Lowest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	Highest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	All contract charges	—	32	$3,509	1.05%	—
2015	Lowest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	Highest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	All contract charges	—	30	$2,225	0.70%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IB	$417.39	—	—	—	27.53%
	Highest contract charge 0.90% Class IB	$340.05	—	—	—	26.38%
	All contract charges	—	124	$46,319	1.26%	—
2018	Lowest contract charge 0.00% Class IB	$327.29	—	—	—	(15.40)%
	Highest contract charge 0.90% Class IB	$269.06	—	—	—	(16.17)%
	All contract charges	—	127	$37,048	1.03%	—
2017	Lowest contract charge 0.00% Class IB	$386.87	—	—	—	17.72%
	Highest contract charge 0.90% Class IB	$320.95	—	—	—	16.66%
	All contract charges	—	131	$45,408	0.86%	—
2016	Lowest contract charge 0.00% Class IB	$328.64	—	—	—	21.53%
	Highest contract charge 0.90% Class IB	$275.11	—	—	—	20.44%
	All contract charges	—	115	$34,289	1.05%	—
2015	Lowest contract charge 0.00% Class IB	$270.42	—	—	—	(2.28)%
	Highest contract charge 0.90% Class IB	$228.43	—	—	—	(3.16)%
	All contract charges	—	121	$29,513	0.70%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$433.00	—	—	—	29.96%
	Highest contract charge 0.60% Class IA	$296.41	—	—	—	29.18%
	All contract charges	—	29	$5,261	1.31%	—
2018	Lowest contract charge 0.00% Class IA	$333.18	—	—	—	(6.42)%
	Highest contract charge 0.60% Class IA	$229.45	—	—	—	(6.99)%
	All contract charges	—	25	$4,358	1.04%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2017	Lowest contract charge 0.00% Class IA	$356.05	—	—	—	21.95%
	Highest contract charge 0.60% Class IA	$246.69	—	—	—	21.22%
	All contract charges	—	22	$4,838	1.00%	—
2016	Lowest contract charge 0.00% Class IA	$291.96	—	—	—	9.83%
	Highest contract charge 0.60% Class IA	$203.50	—	—	—	9.17%
	All contract charges	—	20	$4,208	1.11%	—
2015	Lowest contract charge 0.00% Class IA	$265.83	—	—	—	0.37%
	Highest contract charge 0.60% Class IA	$186.41	—	—	—	(0.23)%
	All contract charges	—	19	$4,306	0.91%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.82	—	—	—	29.96%
	Highest contract charge 0.90% Class IB	$231.49	—	—	—	28.79%
	All contract charges	—	109	$29,251	1.31%	—
2018	Lowest contract charge 0.00% Class IB	$214.54	—	—	—	(6.42)%
	Highest contract charge 0.90% Class IB	$179.74	—	—	—	(7.27)%
	All contract charges	—	113	$23,359	1.04%	—
2017	Lowest contract charge 0.00% Class IB	$229.27	—	—	—	21.95%
	Highest contract charge 0.90% Class IB	$193.83	—	—	—	20.86%
	All contract charges	—	119	$26,273	1.00%	—
2016	Lowest contract charge 0.00% Class IB	$188.00	—	—	—	9.83%
	Highest contract charge 0.90% Class IB	$160.38	—	—	—	8.84%
	All contract charges	—	127	$22,958	1.11%	—
2015	Lowest contract charge 0.00% Class IB	$171.18	—	—	—	0.38%
	Highest contract charge 0.90% Class IB	$147.35	—	—	—	(0.53)%
	All contract charges	—	133	$21,865	0.91%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IA	$598.22	—	—	—	35.34%
	Highest contract charge 0.60% Class IA	$391.21	—	—	—	34.52%
	All contract charges	—	107	$25,658	0.64%	—
2018	Lowest contract charge 0.00% Class IA	$442.02	—	—	—	(2.26)%
	Highest contract charge 0.60% Class IA	$290.81	—	—	—	(2.85)%
	All contract charges	—	92	$19,274	0.63%	—
2017	Lowest contract charge 0.00% Class IA	$452.25	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$299.34	—	—	—	28.44%
	All contract charges	—	86	$20,954	0.77%	—
2016	Lowest contract charge 0.00% Class IA	$349.98	—	—	—	6.34%
	Highest contract charge 0.60% Class IA	$233.05	—	—	—	5.71%
	All contract charges	—	82	$16,601	1.01%	—
2015	Lowest contract charge 0.00% Class IA	$329.10	—	—	—	4.86%
	Highest contract charge 0.60% Class IA	$220.46	—	—	—	4.23%
	All contract charges	—	77	$16,461	0.87%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IB	$297.69	—	—	—	35.34%
	Highest contract charge 0.90% Class IB	$247.16	—	—	—	34.12%
	All contract charges	—	611	$164,954	0.64%	—
2018	Lowest contract charge 0.00% Class IB	$219.96	—	—	—	(2.26)%
	Highest contract charge 0.90% Class IB	$184.28	—	—	—	(3.15)%
	All contract charges	—	644	$128,927	0.63%	—
2017	Lowest contract charge 0.00% Class IB	$225.05	—	—	—	29.22%
	Highest contract charge 0.90% Class IB	$190.27	—	—	—	28.07%
	All contract charges	—	680	$139,563	0.77%	—
2016	Lowest contract charge 0.00% Class IB	$174.16	—	—	—	6.34%
	Highest contract charge 0.90% Class IB	$148.57	—	—	—	5.39%
	All contract charges	—	713	$113,687	1.01%	—
2015	Lowest contract charge 0.00% Class IB	$163.77	—	—	—	4.87%
	Highest contract charge 0.90% Class IB	$140.97	—	—	—	3.92%
	All contract charges	—	764	$114,945	0.87%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$602.68	—	—	—	33.71%
	Highest contract charge 0.60% Class IA	$365.64	—	—	—	32.92%
	All contract charges	—	106	$55,263	0.42%	—
2018	Lowest contract charge 0.00% Class IA	$450.72	—	—	—	(2.97)%
	Highest contract charge 0.60% Class IA	$275.09	—	—	—	(3.56)%
	All contract charges	—	113	$44,316	0.48%	—
2017	Lowest contract charge 0.00% Class IA	$464.53	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$285.25	—	—	—	28.44%
	All contract charges	—	120	$49,729	0.49%	—
2016	Lowest contract charge 0.00% Class IA	$359.50	—	—	—	5.51%
	Highest contract charge 0.60% Class IA	$222.08	—	—	—	4.88%
	All contract charges	—	128	$41,088	0.57%	—
2015	Lowest contract charge 0.00% Class IA	$340.73	—	—	—	4.04%
	Highest contract charge 0.60% Class IA	$211.75	—	—	—	3.41%
	All contract charges	—	136	$41,909	0.28%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$575.22	—	—	—	33.72%
	Highest contract charge 0.90% Class IB	$468.63	—	—	—	32.52%
	All contract charges	—	482	$238,103	0.42%	—
2018	Lowest contract charge 0.00% Class IB	$430.17	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IB	$353.64	—	—	—	(3.85)%
	All contract charges	—	536	$199,280	0.48%	—
2017	Lowest contract charge 0.00% Class IB	$443.36	—	—	—	29.21%
	Highest contract charge 0.90% Class IB	$367.81	—	—	—	28.05%
	All contract charges	—	585	$225,714	0.49%	—
2016	Lowest contract charge 0.00% Class IB	$343.12	—	—	—	5.51%
	Highest contract charge 0.90% Class IB	$287.23	—	—	—	4.57%
	All contract charges	—	637	$191,238	0.57%	—
2015	Lowest contract charge 0.00% Class IB	$325.20	—	—	—	4.03%
	Highest contract charge 0.90% Class IB	$274.69	—	—	—	3.10%
	All contract charges	—	695	$198,684	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IA	$136.55	—	—	—	25.63%
	Highest contract charge 0.90% Class IA	$121.73	—	—	—	24.49%
	All contract charges	—	115	$14,921	2.34%	—
2018	Lowest contract charge 0.00% Class IA	$108.69	—	—	—	(8.89)%
	Highest contract charge 0.90% Class IA	$97.78	—	—	—	(9.71)%
	All contract charges	—	106	$10,979	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$119.30	—	—	—	13.01%
	Highest contract charge 0.90% Class IA	$108.30	—	—	—	11.98%
	All contract charges	—	122	$13,848	1.94%	—
2016	Lowest contract charge 0.00% Class IA	$105.57	—	—	—	16.47%
	Highest contract charge 0.90% Class IA	$96.71	—	—	—	15.43%
	All contract charges	—	125	$12,655	2.17%	—
2015	Lowest contract charge 0.00% Class IA	$90.64	—	—	—	(4.43)%
	Highest contract charge 0.90% Class IA	$83.78	—	—	—	(5.29)%
	All contract charges	—	114	$10,014	1.96%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IB	$157.29	—	—	—	25.63%
	Highest contract charge 0.60% Class IB	$125.03	—	—	—	24.87%
	All contract charges	—	122	$18,282	2.34%	—
2018	Lowest contract charge 0.00% Class IB	$125.20	—	—	—	(8.89)%
	Highest contract charge 0.60% Class IB	$100.13	—	—	—	(9.43)%
	All contract charges	—	114	$13,704	1.99%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.42	—	—	—	13.00%
	Highest contract charge 0.60% Class IB	$110.56	—	—	—	12.32%
	All contract charges	—	115	$15,123	1.94%	—
2016	Lowest contract charge 0.00% Class IB	$121.61	—	—	—	16.47%
	Highest contract charge 0.60% Class IB	$98.43	—	—	—	15.77%
	All contract charges	—	105	$12,174	2.17%	—
2015	Lowest contract charge 0.00% Class IB	$104.41	—	—	—	(4.43)%
	Highest contract charge 0.60% Class IB	$85.02	—	—	—	(5.01)%
	All contract charges	—	97	$9,549	1.96%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$360.68	—	—	—	25.44%
	Highest contract charge 0.90% Class IA	$261.61	—	—	—	24.31%
	All contract charges	—	919	$264,053	1.93%	—
2018	Lowest contract charge 0.00% Class IA	$287.53	—	—	—	(9.92)%
	Highest contract charge 0.90% Class IA	$210.45	—	—	—	(10.74)%
	All contract charges	—	996	$230,158	2.46%	—
2017	Lowest contract charge 0.00% Class IA	$319.21	—	—	—	13.86%
	Highest contract charge 0.90% Class IA	$235.77	—	—	—	12.84%
	All contract charges	—	1,078	$278,428	1.52%	—
2016	Lowest contract charge 0.00% Class IA	$280.36	—	—	—	15.32%
	Highest contract charge 0.90% Class IA	$208.95	—	—	—	14.29%
	All contract charges	—	1,164	$265,424	1.68%	—
2015	Lowest contract charge 0.00% Class IA	$243.12	—	—	—	(4.02)%
	Highest contract charge 0.90% Class IA	$182.83	—	—	—	(4.88)%
	All contract charges	—	1,280	$254,701	1.58%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$268.88	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$258.22	—	—	—	24.31%
	All contract charges	—	482	$131,805	1.93%	—
2018	Lowest contract charge 0.00% Class IB	$214.35	—	—	—	(9.93)%
	Highest contract charge 0.90% Class IB	$207.72	—	—	—	(10.74)%
	All contract charges	—	517	$113,399	2.46%	—
2017	Lowest contract charge 0.00% Class IB	$237.97	—	—	—	13.86%
	Highest contract charge 0.90% Class IB	$232.71	—	—	—	12.83%
	All contract charges	—	559	$136,908	1.52%	—
2016	Lowest contract charge 0.00% Class IB	$209.01	—	—	—	15.32%
	Highest contract charge 0.90% Class IB	$206.24	—	—	—	14.29%
	All contract charges	—	597	$129,323	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$181.24	—	—	—	(4.01)%
	Highest contract charge 0.90% Class IB	$180.46	—	—	—	(4.88)%
	All contract charges	—	653	$123,278	1.58%	—

EQ/Lazard Emerging Markets Equity
2019	Lowest contract charge 0.00% Class IB	$12.86	—	—	—	18.74%
	Highest contract charge 0.90% Class IB	$117.84	—	—	—	17.70%
	All contract charges	—	1,011	$62,976	2.69%	—
2018	Lowest contract charge 0.00% Class IB(e)(m)	$10.83	—	—	—	(1.37)%
	Highest contract charge 0.90% Class IB(e)(m)	$100.12	—	—	—	(1.54)%
	All contract charges	—	966	$52,589	0.17%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IA	$361.48	—	—	—	31.33%
	Highest contract charge 0.90% Class IA	$322.28	—	—	—	30.15%
	All contract charges	—	143	$19,545	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$275.24	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IA	$247.62	—	—	—	(3.86)%
	All contract charges	—	116	$14,806	0.09%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
2017	Lowest contract charge 0.00% Class IA	$283.70	—	—	—	34.60%
	Highest contract charge 0.90% Class IA	$257.56	—	—	—	33.39%
	All contract charges	—	90	$15,287	0.18%	—
2016	Lowest contract charge 0.00% Class IA	$210.78	—	—	—	6.82%
	Highest contract charge 0.90% Class IA	$193.09	—	—	—	5.85%
	All contract charges	—	81	$10,978	0.34%	—
2015	Lowest contract charge 0.00% Class IA	$197.33	—	—	—	11.53%
	Highest contract charge 0.90% Class IA	$182.41	—	—	—	10.52%
	All contract charges	—	56	$9,495	0.12%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IB	$441.42	—	—	—	31.34%
	Highest contract charge 0.60% Class IB	$331.04	—	—	—	30.55%
	All contract charges	—	79	$32,594	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$336.10	—	—	—	(2.98)%
	Highest contract charge 0.60% Class IB	$253.58	—	—	—	(3.57)%
	All contract charges	—	78	$24,819	0.09%	—
2017	Lowest contract charge 0.00% Class IB	$346.43	—	—	—	34.59%
	Highest contract charge 0.60% Class IB	$262.96	—	—	—	33.78%
	All contract charges	—	75	$24,456	0.18%	—
2016	Lowest contract charge 0.00% Class IB	$257.40	—	—	—	6.81%
	Highest contract charge 0.60% Class IB	$196.56	—	—	—	6.17%
	All contract charges	—	75	$18,005	0.34%	—
2015	Lowest contract charge 0.00% Class IB	$240.98	—	—	—	11.52%
	Highest contract charge 0.60% Class IB	$185.13	—	—	—	10.86%
	All contract charges	—	71	$15,923	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.00% Class IB	$286.53	—	—	—	27.24%
	Highest contract charge 0.90% Class IB	$160.08	—	—	—	26.11%
	All contract charges	—	305	$64,612	1.29%	—
2018	Lowest contract charge 0.00% Class IB	$225.18	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB	$126.94	—	—	—	(10.19)%
	All contract charges	—	281	$46,697	0.89%	—
2017	Lowest contract charge 0.00% Class IB	$248.46	—	—	—	32.05%
	Highest contract charge 0.90% Class IB	$141.35	—	—	—	30.88%
	All contract charges	—	283	$51,192	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$188.15	—	—	—	1.98%
	Highest contract charge 0.90% Class IB	$108.00	—	—	—	1.06%
	All contract charges	—	283	$38,646	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$184.50	—	—	—	0.20%
	Highest contract charge 0.90% Class IB	$106.87	—	—	—	(0.71)%
	All contract charges	—	285	$37,624	0.60%	—

EQ/MFS International Value
2019	Lowest contract charge 0.00% Class IB	$24.97	—	—	—	25.86%
	Highest contract charge 0.90% Class IB	$228.75	—	—	—	24.75%
	All contract charges	—	1,144	$127,840	0.70%	—
2018	Lowest contract charge 0.00% Class IB(e)(n)	$19.84	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB(e)(n)	$183.36	—	—	—	(4.53)%
	All contract charges	—	1,057	$102,837	0.00%	—

EQ/MFS Mid Cap Focused Growth
2019	Lowest contract charge 0.00% Class IB	$31.66	—	—	—	36.35%
	Highest contract charge 0.90% Class IB	$290.02	—	—	—	35.10%
	All contract charges	—	264	$44,085	0.02%	—
2018	Lowest contract charge 0.00% Class IB(e)(o)	$23.22	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB(e)(o)	$214.67	—	—	—	(9.51)%
	All contract charges	—	260	$33,196	0.01%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series
2019	Lowest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	Highest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	All contract charges	—	102	$2,835	3.03%	—
2018	Lowest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	Highest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	All contract charges	—	102	$2,292	0.52%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IA	$506.51	—	—	—	25.38%
	Highest contract charge 0.60% Class IA	$341.11	—	—	—	24.63%
	All contract charges	—	222	$41,593	1.12%	—
2018	Lowest contract charge 0.00% Class IA	$403.99	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IA	$273.70	—	—	—	(12.23)%
	All contract charges	—	202	$33,764	1.08%	—
2017	Lowest contract charge 0.00% Class IA	$457.47	—	—	—	15.48%
	Highest contract charge 0.60% Class IA	$311.82	—	—	—	14.79%
	All contract charges	—	168	$38,774	0.93%	—
2016	Lowest contract charge 0.00% Class IA	$396.14	—	—	—	19.91%
	Highest contract charge 0.60% Class IA	$271.64	—	—	—	19.19%
	All contract charges	—	149	$32,505	1.09%	—
2015	Lowest contract charge 0.00% Class IA	$330.36	—	—	—	(2.86)%
	Highest contract charge 0.60% Class IA	$227.90	—	—	—	(3.44)%
	All contract charges	—	141	$28,395	0.86%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IB	$323.53	—	—	—	25.38%
	Highest contract charge 0.90% Class IB	$271.64	—	—	—	24.25%
	All contract charges	—	391	$118,002	1.12%	—
2018	Lowest contract charge 0.00% Class IB	$258.04	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IB	$218.63	—	—	—	(12.49)%
	All contract charges	—	417	$100,436	1.08%	—
2017	Lowest contract charge 0.00% Class IB	$292.20	—	—	—	15.48%
	Highest contract charge 0.90% Class IB	$249.83	—	—	—	14.44%
	All contract charges	—	432	$118,329	0.93%	—
2016	Lowest contract charge 0.00% Class IB	$253.03	—	—	—	19.91%
	Highest contract charge 0.90% Class IB	$218.30	—	—	—	18.84%
	All contract charges	—	400	$94,440	1.09%	—
2015	Lowest contract charge 0.00% Class IB	$211.01	—	—	—	(2.86)%
	Highest contract charge 0.90% Class IB	$183.70	—	—	—	(3.73)%
	All contract charges	—	419	$82,531	0.86%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$473.94	—	—	—	26.59%
	Highest contract charge 0.90% Class IA	$359.42	—	—	—	25.45%
	All contract charges	—	462	$179,371	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$374.40	—	—	—	(13.30)%
	Highest contract charge 0.90% Class IA	$286.51	—	—	—	(14.08)%
	All contract charges	—	510	$159,047	1.20%	—
2017	Lowest contract charge 0.00% Class IA	$431.81	—	—	—	12.32%
	Highest contract charge 0.90% Class IA	$333.46	—	—	—	11.31%
	All contract charges	—	563	$201,795	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$384.44	—	—	—	17.67%
	Highest contract charge 0.90% Class IA	$299.57	—	—	—	16.62%
	All contract charges	—	611	$194,982	1.22%	—
2015	Lowest contract charge 0.00% Class IA	$326.71	—	—	—	(3.54)%
	Highest contract charge 0.90% Class IA	$256.88	—	—	—	(4.41)%
	All contract charges	—	668	$183,118	0.75%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	Highest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	All contract charges	—	33	$14,469	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	Highest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	All contract charges	—	35	$12,065	1.20%	—
2017	Lowest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	Highest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	All contract charges	—	36	$14,423	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	Highest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	All contract charges	—	38	$13,464	1.22%	—
2015	Lowest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	Highest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	All contract charges	—	39	$11,903	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class A	$454.71	—	—	—	15.53%
	Highest contract charge 0.90% Class A	$384.65	—	—	—	14.50%
	All contract charges	—	1,254	$684,021	1.59%	—
2018	Lowest contract charge 0.00% Class A	$393.57	—	—	—	(4.77)%
	Highest contract charge 0.90% Class A	$335.95	—	—	—	(5.63)%
	All contract charges	—	1,323	$648,238	1.53%	—
2017	Lowest contract charge 0.00% Class A	$413.27	—	—	—	11.05%
	Highest contract charge 0.90% Class A	$355.99	—	—	—	10.05%
	All contract charges	—	1,321	$738,975	1.22%	—
2016	Lowest contract charge 0.00% Class A	$372.16	—	—	—	5.36%
	Highest contract charge 0.90% Class A	$323.48	—	—	—	4.41%
	All contract charges	—	1,344	$725,302	0.88%	—
2015	Lowest contract charge 0.00% Class A	$353.24	—	—	—	(0.88)%
	Highest contract charge 0.90% Class A	$309.81	—	—	—	(1.78)%
	All contract charges	—	1,412	$757,108	0.81%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class B	$223.88	—	—	—	15.53%
	Highest contract charge 0.60% Class B	$201.96	—	—	—	14.85%
	All contract charges	—	761	$164,652	1.59%	—
2018	Lowest contract charge 0.00% Class B	$193.78	—	—	—	(4.77)%
	Highest contract charge 0.60% Class B	$175.85	—	—	—	(5.35)%
	All contract charges	—	809	$151,465	1.53%	—
2017	Lowest contract charge 0.00% Class B	$203.48	—	—	—	11.05%
	Highest contract charge 0.60% Class B	$185.78	—	—	—	10.38%
	All contract charges	—	790	$155,114	1.22%	—
2016	Lowest contract charge 0.00% Class B	$183.24	—	—	—	5.36%
	Highest contract charge 0.60% Class B	$168.31	—	—	—	4.73%
	All contract charges	—	837	$148,117	0.88%	—
2015	Lowest contract charge 0.00% Class B	$173.92	—	—	—	(0.88)%
	Highest contract charge 0.60% Class B	$160.71	—	—	—	(1.48)%
	All contract charges	—	890	$149,774	0.81%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	Highest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	All contract charges	—	648	$127,003	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	Highest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	All contract charges	—	643	$106,743	1.23%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	Highest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	All contract charges	—	626	$109,617	1.41%	—
2016	Lowest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	Highest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	All contract charges	—	617	$96,610	0.95%	—
2015	Lowest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	Highest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	All contract charges	—	565	$82,588	1.12%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$266.91	—	—	—	19.99%
	Highest contract charge 0.90% Class A	$230.44	—	—	—	18.91%
	All contract charges	—	1,306	$182,308	1.58%	—
2018	Lowest contract charge 0.00% Class A	$222.44	—	—	—	(6.84)%
	Highest contract charge 0.90% Class A	$193.79	—	—	—	(7.68)%
	All contract charges	—	1,190	$158,878	1.57%	—
2017	Lowest contract charge 0.00% Class A	$238.76	—	—	—	14.89%
	Highest contract charge 0.90% Class A	$209.91	—	—	—	13.86%
	All contract charges	—	1,176	$189,691	1.39%	—
2016	Lowest contract charge 0.00% Class A	$207.81	—	—	—	7.27%
	Highest contract charge 0.90% Class A	$184.35	—	—	—	6.30%
	All contract charges	—	1,173	$179,974	0.90%	—
2015	Lowest contract charge 0.00% Class A	$193.73	—	—	—	(1.29)%
	Highest contract charge 0.90% Class A	$173.42	—	—	—	(2.18)%
	All contract charges	—	1,171	$181,984	0.89%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$261.46	—	—	—	19.99%
	Highest contract charge 0.60% Class B	$237.11	—	—	—	19.28%
	All contract charges	—	1,036	$267,122	1.58%	—
2018	Lowest contract charge 0.00% Class B	$217.90	—	—	—	(6.84)%
	Highest contract charge 0.60% Class B	$198.79	—	—	—	(7.40)%
	All contract charges	—	1,084	$233,271	1.57%	—
2017	Lowest contract charge 0.00% Class B	$233.89	—	—	—	14.89%
	Highest contract charge 0.60% Class B	$214.67	—	—	—	14.20%
	All contract charges	—	1,158	$267,770	1.39%	—
2016	Lowest contract charge 0.00% Class B	$203.57	—	—	—	7.27%
	Highest contract charge 0.60% Class B	$187.97	—	—	—	6.63%
	All contract charges	—	1,198	$241,006	0.90%	—
2015	Lowest contract charge 0.00% Class B	$189.77	—	—	—	(1.30)%
	Highest contract charge 0.60% Class B	$176.29	—	—	—	(1.88)%
	All contract charges	—	1,228	$230,412	0.89%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$177.62	—	—	—	1.52%
	Highest contract charge 0.90% Class IA	$150.25	—	—	—	0.60%
	All contract charges	—	2,082	$100,472	1.50%	—
2018	Lowest contract charge 0.00% Class IA	$174.96	—	—	—	1.27%
	Highest contract charge 0.90% Class IA	$149.35	—	—	—	0.36%
	All contract charges	—	1,469	$101,491	1.25%	—
2017	Lowest contract charge 0.00% Class IA	$172.76	—	—	—	0.40%
	Highest contract charge 0.90% Class IA	$148.82	—	—	—	(0.50)%
	All contract charges	—	1,389	$100,524	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$149.57	—	—	—	(0.89)%
	All contract charges	—	1,609	$112,607	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$150.92	—	—	—	(0.90)%
	All contract charges	—	1,459	$116,349	0.00%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$135.73	—	—	—	1.52%
	Highest contract charge 0.60% Class IB	$125.38	—	—	—	0.91%
	All contract charges	—	426	$55,856	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$133.70	—	—	—	1.27%
	Highest contract charge 0.60% Class IB	$124.25	—	—	—	0.66%
	All contract charges	—	331	$42,439	1.25%	—
2017	Lowest contract charge 0.00% Class IB	$132.02	—	—	—	0.40%
	Highest contract charge 0.60% Class IB	$123.43	—	—	—	(0.20)%
	All contract charges	—	418	$53,555	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	—%
	Highest contract charge 0.60% Class IB	$123.68	—	—	—	(0.59)%
	All contract charges	—	360	$45,810	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	(0.01)%
	Highest contract charge 0.60% Class IB	$124.42	—	—	—	(0.60)%
	All contract charges	—	343	$43,876	0.00%	—

EQ/Oppenhiemer Global
2019	Lowest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	Highest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	All contract charges	—	—	—	0.00%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	Highest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	All contract charges	—	—	—	11.94%	—

EQ/PIMCO Real Return
2019	Lowest contract charge 0.00% Class IB	$133.54	—	—	—	8.39%
	Highest contract charge 0.90% Class IB	$122.34	—	—	—	7.42%
	All contract charges	—	306	$25,573	1.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(q)	$123.20	—	—	—	0.40%
	Highest contract charge 0.90% Class IB(e)(q)	$113.89	—	—	—	0.23%
	All contract charges	—	305	$24,169	0.46%	—

EQ/PIMCO Total Return
2019	Lowest contract charge 0.00% Class IB	$141.12	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$129.28	—	—	—	7.63%
	All contract charges	—	856	$81,032	2.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(r)	$129.93	—	—	—	1.75%
	Highest contract charge 0.90% Class IB(e)(r)	$120.11	—	—	—	1.57%
	All contract charges	—	735	$68,223	0.69%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IA	$124.33	—	—	—	2.55%
	Highest contract charge 0.90% Class IA	$110.84	—	—	—	1.62%
	All contract charges	—	124	$14,617	2.25%	—
2018	Lowest contract charge 0.00% Class IA	$121.24	—	—	—	0.97%
	Highest contract charge 0.90% Class IA	$109.07	—	—	—	0.05%
	All contract charges	—	136	$15,866	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$120.08	—	—	—	1.88%
	Highest contract charge 0.90% Class IA	$109.02	—	—	—	0.97%
	All contract charges	—	138	$15,815	1.32%	—
2016	Lowest contract charge 0.00% Class IA	$117.86	—	—	—	1.99%
	Highest contract charge 0.90% Class IA	$107.97	—	—	—	1.08%
	All contract charges	—	125	$14,261	1.00%	—
2015	Lowest contract charge 0.00% Class IA	$115.56	—	—	—	(0.28)%
	Highest contract charge 0.90% Class IA	$106.82	—	—	—	(1.17)%
	All contract charges	—	145	$16,282	0.47%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IB	$127.42	—	—	—	2.56%
	Highest contract charge 0.60% Class IB	$114.56	—	—	—	1.93%
	All contract charges	—	139	$17,320	2.25%	—
2018	Lowest contract charge 0.00% Class IB	$124.24	—	—	—	0.95%
	Highest contract charge 0.60% Class IB	$112.39	—	—	—	0.35%
	All contract charges	—	145	$17,517	1.99%	—
2017	Lowest contract charge 0.00% Class IB	$123.07	—	—	—	1.90%
	Highest contract charge 0.60% Class IB	$112.00	—	—	—	1.28%
	All contract charges	—	146	$17,454	1.32%	—
2016	Lowest contract charge 0.00% Class IB	$120.78	—	—	—	1.98%
	Highest contract charge 0.60% Class IB	$110.58	—	—	—	1.38%
	All contract charges	—	142	$16,743	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$118.43	—	—	—	(0.27)%
	Highest contract charge 0.60% Class IB	$109.08	—	—	—	(0.87)%
	All contract charges	—	153	$17,504	0.47%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$271.80	—	—	—	5.63%
	Highest contract charge 0.90% Class IA	$202.23	—	—	—	4.68%
	All contract charges	—	176	$22,553	1.54%	—
2018	Lowest contract charge 0.00% Class IA	$257.31	—	—	—	0.12%
	Highest contract charge 0.90% Class IA	$193.19	—	—	—	(0.79)%
	All contract charges	—	163	$22,879	1.68%	—
2017	Lowest contract charge 0.00% Class IA	$257.00	—	—	—	1.39%
	Highest contract charge 0.90% Class IA	$194.72	—	—	—	0.48%
	All contract charges	—	173	$25,722	1.17%	—
2016	Lowest contract charge 0.00% Class IA	$253.48	—	—	—	1.18%
	Highest contract charge 0.90% Class IA	$193.79	—	—	—	0.27%
	All contract charges	—	203	$36,245	1.15%	—
2015	Lowest contract charge 0.00% Class IA	$250.53	—	—	—	0.22%
	Highest contract charge 0.90% Class IA	$193.27	—	—	—	(0.68)%
	All contract charges	—	208	$38,216	1.06%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$183.40	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$161.70	—	—	—	5.00%
	All contract charges	—	112	$18,800	1.54%	—
2018	Lowest contract charge 0.00% Class IB	$173.62	—	—	—	0.12%
	Highest contract charge 0.60% Class IB	$154.00	—	—	—	(0.48)%
	All contract charges	—	116	$18,748	1.68%	—
2017	Lowest contract charge 0.00% Class IB	$173.41	—	—	—	1.39%
	Highest contract charge 0.60% Class IB	$154.75	—	—	—	0.79%
	All contract charges	—	122	$19,553	1.17%	—
2016	Lowest contract charge 0.00% Class IB	$171.04	—	—	—	1.18%
	Highest contract charge 0.60% Class IB	$153.54	—	—	—	0.57%
	All contract charges	—	129	$20,541	1.15%	—
2015	Lowest contract charge 0.00% Class IB	$169.05	—	—	—	0.23%
	Highest contract charge 0.60% Class IB	$152.67	—	—	—	(0.38)%
	All contract charges	—	132	$20,722	1.06%	—

EQ/Science And Technology
2019	Lowest contract charge 0.00% Class IB	$248.17	—	—	—	46.68%
	Highest contract charge 0.90% Class IB	$233.70	—	—	—	45.36%
	All contract charges	—	248	$45,607	0.01%	—
2018	Lowest contract charge 0.00% Class IB(e)(s)	$169.19	—	—	—	(11.81)%
	Highest contract charge 0.90% Class IB(e)(s)	$160.77	—	—	—	(11.96)%
	All contract charges	—	257	$32,653	0.00%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IA	$573.36	—	—	—	25.21%
	Highest contract charge 0.90% Class IA	$433.65	—	—	—	24.08%
	All contract charges	—	230	$56,399	1.11%	—
2018	Lowest contract charge 0.00% Class IA	$457.91	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IA	$349.48	—	—	—	(12.11)%
	All contract charges	—	219	$47,905	0.96%	—
2017	Lowest contract charge 0.00% Class IA	$516.30	—	—	—	14.01%
	Highest contract charge 0.90% Class IA	$397.65	—	—	—	12.99%
	All contract charges	—	211	$56,792	1.08%	—
2016	Lowest contract charge 0.00% Class IA	$452.86	—	—	—	20.53%
	Highest contract charge 0.90% Class IA	$351.94	—	—	—	19.45%
	All contract charges	—	182	$49,667	1.17%	—
2015	Lowest contract charge 0.00% Class IA	$375.73	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IA	$294.64	—	—	—	(5.43)%
	All contract charges	—	175	$43,006	0.92%	—

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IB	$416.26	—	—	—	25.21%
	Highest contract charge 0.90% Class IB	$379.01	—	—	—	24.08%
	All contract charges	—	128	$53,095	1.11%	—
2018	Lowest contract charge 0.00% Class IB	$332.45	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IB	$305.45	—	—	—	(12.11)%
	All contract charges	—	125	$41,433	0.96%	—
2017	Lowest contract charge 0.00% Class IB	$374.84	—	—	—	14.01%
	Highest contract charge 0.90% Class IB	$347.55	—	—	—	12.99%
	All contract charges	—	120	$44,655	1.08%	—
2016	Lowest contract charge 0.00% Class IB	$328.79	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$307.60	—	—	—	19.45%
	All contract charges	—	111	$36,249	1.17%	—
2015	Lowest contract charge 0.00% Class IB	$272.79	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IB	$257.52	—	—	—	(5.43)%
	All contract charges	—	104	$28,328	0.92%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IA	$328.39	—	—	—	31.10%
	Highest contract charge 0.60% Class IA	$303.93	—	—	—	30.31%
	All contract charges	—	440	$25,699	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$250.49	—	—	—	(1.61)%
	Highest contract charge 0.60% Class IA	$233.23	—	—	—	(2.21)%
	All contract charges	—	353	$15,577	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$254.60	—	—	—	33.37%
	Highest contract charge 0.60% Class IA	$238.50	—	—	—	32.57%
	All contract charges	—	229	$10,385	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$190.90	—	—	—	1.34%
	Highest contract charge 0.60% Class IA	$179.91	—	—	—	0.74%
	All contract charges	—	164	$5,664	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$188.38	—	—	—	10.23%
	Highest contract charge 0.60% Class IA	$178.59	—	—	—	9.56%
	All contract charges	—	125	$4,398	0.00%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IB	$384.64	—	—	—	31.10%
	Highest contract charge 0.90% Class IB	$288.97	—	—	—	29.92%
	All contract charges	—	372	$123,594	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$293.39	—	—	—	(1.62)%
	Highest contract charge 0.90% Class IB	$222.42	—	—	—	(2.51)%
	All contract charges	—	390	$98,799	0.00%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock (Continued)
2017	Lowest contract charge 0.00% Class IB	$298.21	—	—	—	33.37%
	Highest contract charge 0.90% Class IB	$228.14	—	—	—	32.17%
	All contract charges	—	394	$101,528	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$223.60	—	—	—	1.34%
	Highest contract charge 0.90% Class IB	$172.61	—	—	—	0.43%
	All contract charges	—	375	$72,640	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$220.65	—	—	—	10.23%
	Highest contract charge 0.90% Class IB	$171.87	—	—	—	9.23%
	All contract charges	—	416	$79,230	0.00%	—

EQ/T. Rowe Price Health Sciences
2019	Lowest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	Highest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	All contract charges	—	121	$7,496	0.00%	—
2018	Lowest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	Highest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	All contract charges	—	134	$7,851	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.00% Class IB	$328.67	—	—	—	36.80%
	Highest contract charge 0.90% Class IB	$203.84	—	—	—	35.57%
	All contract charges	—	65	$16,578	0.51%	—
2018	Lowest contract charge 0.00% Class IB	$240.25	—	—	—	(13.42)%
	Highest contract charge 0.90% Class IB	$150.36	—	—	—	(14.20)%
	All contract charges	—	60	$11,348	0.32%	—
2017	Lowest contract charge 0.00% Class IB	$277.48	—	—	—	21.28%
	Highest contract charge 0.90% Class IB	$175.24	—	—	—	20.19%
	All contract charges	—	76	$16,096	0.29%	—
2016	Lowest contract charge 0.00% Class IB	$228.79	—	—	—	10.14%
	Highest contract charge 0.90% Class IB	$145.80	—	—	—	9.16%
	All contract charges	—	63	$11,384	0.78%	—
2015	Lowest contract charge 0.00% Class IB	$207.72	—	—	—	(1.42)%
	Highest contract charge 0.90% Class IB	$133.57	—	—	—	(2.31)%
	All contract charges	—	75	$12,167	0.58%	—

EQ/Wellington Energy
2019	Lowest contract charge 0.00% Class IB	$7.33	—	—	—	0.96%
	Highest contract charge 0.90% Class IB	$67.19	—	—	—	0.09%
	All contract charges	—	275	$11,061	0.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(u)	$7.26	—	—	—	(31.51)%
	Highest contract charge 0.90% Class IB(e)(u)	$67.13	—	—	—	(31.59)%
	All contract charges	—	250	$10,239	0.10%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	Highest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	All contract charges	—	13	$1,209	1.26%	—
2018	Lowest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	Highest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	All contract charges	—	14	$1,145	0.99%	—
2017	Lowest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	Highest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	All contract charges	—	15	$1,590	1.05%	—
2016	Lowest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	Highest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	All contract charges	—	14	$1,383	1.33%	—
2015	Lowest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	Highest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	All contract charges	—	15	$1,264	0.98%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	Highest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	All contract charges	—	59	$2,414	1.97%	—
2018	Lowest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	Highest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	All contract charges	—	47	$1,605	2.14%	—
2017	Lowest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	Highest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	All contract charges	—	47	$1,798	1.52%	—
2016	Lowest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	Highest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	All contract charges	—	42	$1,580	2.59%	—
2015	Lowest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	Highest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	All contract charges	—	30	$1,051	3.14%	—

Fidelity® VIP Government Money Market Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	Highest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	All contract charges	—	109	$1,568	1.74%	—
2018	Lowest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	Highest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	All contract charges	—	105	$1,467	1.43%	—
2017	Lowest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	Highest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	All contract charges	—	96	$1,089	0.43%	—
2016	Lowest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	All contract charges	—	73	$1,332	0.02%	—
2015	Lowest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	All contract charges	—	67	$997	0.01%	—

Fidelity® VIP Growth & Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$387.74	—	—	—	29.68%
	Highest contract charge 0.90% Service Class 2	$261.47	—	—	—	28.51%
	All contract charges	—	97	$11,521	3.48%	—
2018	Lowest contract charge 0.00% Service Class 2	$299.00	—	—	—	(9.19)%
	Highest contract charge 0.90% Service Class 2	$203.46	—	—	—	(10.01)%
	All contract charges	—	88	$8,795	0.19%	—
2017	Lowest contract charge 0.00% Service Class 2	$329.27	—	—	—	16.61%
	Highest contract charge 0.90% Service Class 2	$226.10	—	—	—	15.56%
	All contract charges	—	85	$10,171	1.04%	—
2016	Lowest contract charge 0.00% Service Class 2	$282.36	—	—	—	15.81%
	Highest contract charge 0.90% Service Class 2	$195.65	—	—	—	14.77%
	All contract charges	—	78	$8,609	1.67%	—
2015	Lowest contract charge 0.00% Service Class 2	$243.82	—	—	—	(2.54)%
	Highest contract charge 0.90% Service Class 2	$170.47	—	—	—	(3.42)%
	All contract charges	—	75	$7,288	1.89%	—

Fidelity® VIP High Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	Highest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	All contract charges	—	68	$3,285	5.34%	—
2018	Lowest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	Highest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	All contract charges	—	60	$2,637	5.00%	—

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP High Income Portfolio (Continued)
2017	Lowest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	Highest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	All contract charges	—	78	$4,071	5.22%	—
2016	Lowest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	Highest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	All contract charges	—	72	$3,626	5.77%	—
2015	Lowest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	Highest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	All contract charges	—	70	$3,378	5.88%	—

Fidelity® VIP Investment Grade Bond Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	Highest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	All contract charges	—	929	$41,574	2.65%	—
2018	Lowest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	Highest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	All contract charges	—	771	$36,813	2.34%	—
2017	Lowest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	Highest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	All contract charges	—	588	$16,362	1.80%	—
2016	Lowest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	Highest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	All contract charges	—	449	$9,201	2.76%	—
2015	Lowest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	Highest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	All contract charges	—	385	$7,133	2.64%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$610.74	—	—	—	23.17%
	Highest contract charge 0.90% Service Class 2	$212.83	—	—	—	22.06%
	All contract charges	—	262	$32,751	0.67%	—
2018	Lowest contract charge 0.00% Service Class 2	$495.85	—	—	—	(14.77)%
	Highest contract charge 0.90% Service Class 2	$174.36	—	—	—	(15.54)%
	All contract charges	—	289	$28,415	0.41%	—
2017	Lowest contract charge 0.00% Service Class 2	$581.78	—	—	—	20.53%
	Highest contract charge 0.90% Service Class 2	$206.45	—	—	—	19.45%
	All contract charges	—	238	$31,628	0.51%	—
2016	Lowest contract charge 0.00% Service Class 2	$482.67	—	—	—	11.92%
	Highest contract charge 0.90% Service Class 2	$172.83	—	—	—	10.92%
	All contract charges	—	197	$24,006	0.34%	—
2015	Lowest contract charge 0.00% Service Class 2	$431.25	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class 2	$155.81	—	—	—	(2.52)%
	All contract charges	—	171	$20,947	0.18%	—

Fidelity® VIP Value Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	Highest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	All contract charges	—	25	$1,133	1.22%	—
2018	Lowest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	Highest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	All contract charges	—	36	$1,304	0.96%	—
2017	Lowest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	Highest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	All contract charges	—	15	$808	1.08%	—
2016	Lowest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	Highest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	All contract charges	—	12	$732	1.07%	—
2015	Lowest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	Highest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	All contract charges	—	12	$1,247	1.12%	—

FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Value Strategies Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	Highest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	All contract charges	—	3	$194	1.24%	—
2018	Lowest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	Highest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	All contract charges	—	7	$287	0.58%	—
2017	Lowest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	Highest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	All contract charges	—	6	$529	1.32%	—
2016	Lowest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	Highest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	All contract charges	—	3	$334	0.89%	—
2015	Lowest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	Highest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	All contract charges	—	4	$333	0.90%	—

Franklin Mutual Shares VIP Fund
2019	Lowest contract charge 0.00% Class 2	$213.16	—	—	—	22.57%
	Highest contract charge 0.90% Class 2	$195.28	—	—	—	21.47%
	All contract charges	—	92	$9,861	1.85%	—
2018	Lowest contract charge 0.00% Class 2	$173.91	—	—	—	(9.07)%
	Highest contract charge 0.90% Class 2	$160.77	—	—	—	(9.89)%
	All contract charges	—	85	$8,151	2.27%	—
2017	Lowest contract charge 0.00% Class 2	$191.25	—	—	—	8.35%
	Highest contract charge 0.90% Class 2	$178.41	—	—	—	7.37%
	All contract charges	—	101	$10,881	2.25%	—
2016	Lowest contract charge 0.00% Class 2	$176.51	—	—	—	16.06%
	Highest contract charge 0.90% Class 2	$166.16	—	—	—	15.02%
	All contract charges	—	95	$10,495	1.93%	—
2015	Lowest contract charge 0.00% Class 2	$152.09	—	—	—	(4.94)%
	Highest contract charge 0.90% Class 2	$144.46	—	—	—	(5.79)%
	All contract charges	—	102	$10,352	3.16%	—

Franklin Small Cap Value VIP Fund
2019	Lowest contract charge 0.00% Class 2	$244.88	—	—	—	26.35%
	Highest contract charge 0.90% Class 2	$224.33	—	—	—	25.21%
	All contract charges	—	204	$13,349	1.07%	—
2018	Lowest contract charge 0.00% Class 2	$193.81	—	—	—	(12.87)%
	Highest contract charge 0.90% Class 2	$179.16	—	—	—	(13.67)%
	All contract charges	—	214	$11,102	0.90%	—
2017	Lowest contract charge 0.00% Class 2	$222.45	—	—	—	10.65%
	Highest contract charge 0.90% Class 2	$207.52	—	—	—	9.66%
	All contract charges	—	199	$12,256	0.51%	—
2016	Lowest contract charge 0.00% Class 2	$201.04	—	—	—	30.18%
	Highest contract charge 0.90% Class 2	$189.24	—	—	—	29.02%
	All contract charges	—	158	$11,113	0.69%	—
2015	Lowest contract charge 0.00% Class 2	$154.43	—	—	—	(7.38)%
	Highest contract charge 0.90% Class 2	$146.68	—	—	—	(8.22)%
	All contract charges	—	118	$5,236	0.63%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	Highest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	All contract charges	—	625	$17,863	2.73%	—
2018	Lowest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	Highest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	All contract charges	—	583	$13,523	2.25%	—
2017	Lowest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	Highest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	All contract charges	—	574	$14,465	1.49%	—

FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	Highest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	All contract charges	—	554	$13,211	1.55%	—
2015	Lowest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	Highest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	All contract charges	—	136	$3,477	1.62%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.00% Series II	$199.75	—	—	—	25.04%
	Highest contract charge 0.90% Series II	$182.99	—	—	—	23.91%
	All contract charges	—	47	$4,248	0.21%	—
2018	Lowest contract charge 0.00% Series II	$159.75	—	—	—	(11.60)%
	Highest contract charge 0.90% Series II	$147.68	—	—	—	(12.40)%
	All contract charges	—	46	$3,493	0.13%	—
2017	Lowest contract charge 0.00% Series II	$180.71	—	—	—	14.65%
	Highest contract charge 0.90% Series II	$168.58	—	—	—	13.62%
	All contract charges	—	37	$3,804	0.31%	—
2016	Lowest contract charge 0.00% Series II	$157.62	—	—	—	13.16%
	Highest contract charge 0.90% Series II	$148.37	—	—	—	12.15%
	All contract charges	—	31	$3,382	0.00%	—
2015	Lowest contract charge 0.00% Series II	$139.29	—	—	—	(4.27)%
	Highest contract charge 0.90% Series II	$132.30	—	—	—	(5.14)%
	All contract charges	—	29	$3,003	0.10%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.00% Series II	$221.26	—	—	—	26.33%
	Highest contract charge 0.90% Series II	$202.69	—	—	—	25.19%
	All contract charges	—	50	$6,207	0.00%	—
2018	Lowest contract charge 0.00% Series II	$175.15	—	—	—	(15.27)%
	Highest contract charge 0.90% Series II	$161.91	—	—	—	(16.04)%
	All contract charges	—	49	$5,092	0.00%	—
2017	Lowest contract charge 0.00% Series II	$206.72	—	—	—	13.73%
	Highest contract charge 0.90% Series II	$192.84	—	—	—	12.71%
	All contract charges	—	39	$5,917	0.00%	—
2016	Lowest contract charge 0.00% Series II	$181.77	—	—	—	11.84%
	Highest contract charge 0.90% Series II	$171.10	—	—	—	10.83%
	All contract charges	—	32	$4,613	0.00%	—
2015	Lowest contract charge 0.00% Series II	$162.53	—	—	—	(5.74)%
	Highest contract charge 0.90% Series II	$154.38	—	—	—	(6.59)%
	All contract charges	—	34	$4,376	0.00%	—

Ivy VIP Global Equity Income
2019	Lowest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	Highest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	All contract charges	—	28	$686	2.68%	—
2018	Lowest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	Highest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	All contract charges	—	29	$521	1.72%	—
2017	Lowest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	Highest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	All contract charges	—	30	$1,020	1.15%	—
2016	Lowest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	Highest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	All contract charges	—	26	$744	1.39%	—
2015	Lowest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	Highest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	All contract charges	—	25	$524	1.27%	—

FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Ivy VIP High Income
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—
2018	Lowest contract charge 0.00% Class II	$119.67	—	—	—	(2.11)%
	Highest contract charge 0.90% Class II	$113.71	—	—	—	(3.00)%
	All contract charges	—	722	$35,498	6.23%	—
2017	Lowest contract charge 0.00% Class II	$122.25	—	—	—	6.68%
	Highest contract charge 0.90% Class II	$117.23	—	—	—	5.73%
	All contract charges	—	556	$32,857	5.40%	—
2016	Lowest contract charge 0.00% Class II	$114.60	—	—	—	16.19%
	Highest contract charge 0.90% Class II	$110.88	—	—	—	15.14%
	All contract charges	—	463	$28,761	6.74%	—
2015	Lowest contract charge 0.00% Class II	$98.63	—	—	—	(6.51)%
	Highest contract charge 0.90% Class II	$96.30	—	—	—	(7.35)%
	All contract charges	—	369	$20,390	6.02%	—

Ivy VIP Small Cap Growth
2019	Lowest contract charge 0.00% Class II	$237.38	—	—	—	23.37%
	Highest contract charge 0.90% Class II	$217.46	—	—	—	22.26%
	All contract charges	—	115	$14,853	0.00%	—
2018	Lowest contract charge 0.00% Class II	$192.42	—	—	—	(4.11)%
	Highest contract charge 0.90% Class II	$177.87	—	—	—	(4.98)%
	All contract charges	—	98	$12,355	0.38%	—
2017	Lowest contract charge 0.00% Class II	$200.67	—	—	—	23.12%
	Highest contract charge 0.90% Class II	$187.20	—	—	—	22.01%
	All contract charges	—	81	$12,406	0.00%	—
2016	Lowest contract charge 0.00% Class II	$162.99	—	—	—	2.91%
	Highest contract charge 0.90% Class II	$153.43	—	—	—	1.99%
	All contract charges	—	72	$8,691	0.00%	—
2015	Lowest contract charge 0.00% Class II	$158.38	—	—	—	1.88%
	Highest contract charge 0.90% Class II	$150.43	—	—	—	0.97%
	All contract charges	—	75	$8,951	0.00%	—

Lord Abbett Series Fund - Bond Debenture Portfolio
2019	Lowest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	Highest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	All contract charges	—	—	—	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.00% Service Class	$286.39	—	—	—	31.25%
	Highest contract charge 0.90% Service Class	$262.36	—	—	—	30.07%
	All contract charges	—	16	$4,515	0.48%	—
2018	Lowest contract charge 0.00% Service Class	$218.20	—	—	—	(5.71)%
	Highest contract charge 0.90% Service Class	$201.71	—	—	—	(6.56)%
	All contract charges	—	14	$3,162	0.42%	—
2017	Lowest contract charge 0.00% Service Class	$231.41	—	—	—	23.02%
	Highest contract charge 0.90% Service Class	$215.88	—	—	—	21.92%
	All contract charges	—	18	$4,027	0.57%	—
2016	Lowest contract charge 0.00% Service Class	$188.10	—	—	—	8.32%
	Highest contract charge 0.80% Service Class	$178.26	—	—	—	7.45%
	All contract charges	—	15	$2,618	0.57%	—
2015	Lowest contract charge 0.00% Service Class	$173.66	—	—	—	(0.05)%
	Highest contract charge 0.80% Service Class	$165.90	—	—	—	(0.84)%
	All contract charges	—	13	$2,199	0.70%	—

FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.00% Service Class	$339.48	—	—	—	39.59%
	Highest contract charge 0.90% Service Class	$311.00	—	—	—	38.33%
	All contract charges	—	36	$11,873	0.36%	—
2018	Lowest contract charge 0.00% Service Class	$243.20	—	—	—	0.57%
	Highest contract charge 0.90% Service Class	$224.83	—	—	—	(0.33)%
	All contract charges	—	26	$5,987	0.32%	—
2017	Lowest contract charge 0.00% Service Class	$241.81	—	—	—	28.10%
	Highest contract charge 0.90% Service Class	$225.58	—	—	—	26.95%
	All contract charges	—	20	$4,741	0.41%	—
2016	Lowest contract charge 0.00% Service Class	$188.77	—	—	—	5.84%
	Highest contract charge 0.90% Service Class	$177.69	—	—	—	4.89%
	All contract charges	—	19	$3,765	0.40%	—
2015	Lowest contract charge 0.00% Service Class(b)	$178.35	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class(b)	$169.40	—	—	—	(2.31)%
	All contract charges	—	13	$2,155	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IA	$520.07	—	—	—	33.35%
	Highest contract charge 0.90% Class IA	$503.13	—	—	—	32.15%
	All contract charges	—	422	$493,784	0.76%	—
2018	Lowest contract charge 0.00% Class IA	$390.01	—	—	—	(0.21)%
	Highest contract charge 0.90% Class IA	$380.73	—	—	—	(1.11)%
	All contract charges	—	442	$396,908	0.13%	—
2017	Lowest contract charge 0.00% Class IA	$390.83	—	—	—	30.35%
	Highest contract charge 0.90% Class IA	$385.02	—	—	—	29.18%
	All contract charges	—	466	$423,844	0.16%	—
2016	Lowest contract charge 0.00% Class IA	$299.83	—	—	—	3.44%
	Highest contract charge 0.90% Class IA	$298.04	—	—	—	2.51%
	All contract charges	—	498	$351,429	0.53%	—
2015	Lowest contract charge 0.00% Class IA	$289.86	—	—	—	3.99%
	Highest contract charge 0.90% Class IA	$290.74	—	—	—	3.06%
	All contract charges	—	542	$373,360	0.16%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IB	$264.88	—	—	—	33.35%
	Highest contract charge 0.60% Class IB	$234.93	—	—	—	32.55%
	All contract charges	—	160	$39,428	0.76%	—
2018	Lowest contract charge 0.00% Class IB	$198.63	—	—	—	(0.21)%
	Highest contract charge 0.60% Class IB	$177.24	—	—	—	(0.81)%
	All contract charges	—	168	$31,185	0.13%	—
2017	Lowest contract charge 0.00% Class IB	$199.05	—	—	—	30.35%
	Highest contract charge 0.60% Class IB	$178.69	—	—	—	29.57%
	All contract charges	—	175	$32,450	0.16%	—
2016	Lowest contract charge 0.00% Class IB	$152.70	—	—	—	3.43%
	Highest contract charge 0.60% Class IB	$137.91	—	—	—	2.82%
	All contract charges	—	178	$25,303	0.53%	—
2015	Lowest contract charge 0.00% Class IB	$147.63	—	—	—	3.99%
	Highest contract charge 0.60% Class IB	$134.13	—	—	—	3.37%
	All contract charges	—	194	$26,699	0.16%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IA	$191.46	—	—	—	7.38%
	Highest contract charge 0.60% Class IA	$181.19	—	—	—	6.74%
	All contract charges	—	193	$19,616	2.14%	—
2018	Lowest contract charge 0.00% Class IA	$178.30	—	—	—	(0.40)%
	Highest contract charge 0.60% Class IA	$169.75	—	—	—	(1.00)%
	All contract charges	—	187	$19,048	2.71%	—

FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Core Bond (Continued)
2017	Lowest contract charge 0.00% Class IA	$179.01	—	—	—	3.00%
	Highest contract charge 0.60% Class IA	$171.47	—	—	—	2.38%
	All contract charges	—	180	$20,013	2.08%	—
2016	Lowest contract charge 0.00% Class IA	$173.80	—	—	—	2.64%
	Highest contract charge 0.60% Class IA	$167.48	—	—	—	2.02%
	All contract charges	—	169	$20,450	2.08%	—
2015	Lowest contract charge 0.00% Class IA	$169.33	—	—	—	0.12%
	Highest contract charge 0.60% Class IA	$164.16	—	—	—	(0.47)%
	All contract charges	—	159	$20,844	1.92%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IB	$197.36	—	—	—	7.38%
	Highest contract charge 0.90% Class IB	$167.72	—	—	—	6.41%
	All contract charges	—	231	$42,942	2.14%	—
2018	Lowest contract charge 0.00% Class IB	$183.79	—	—	—	(0.40)%
	Highest contract charge 0.90% Class IB	$157.61	—	—	—	(1.30)%
	All contract charges	—	236	$40,858	2.71%	—
2017	Lowest contract charge 0.00% Class IB	$184.52	—	—	—	3.00%
	Highest contract charge 0.90% Class IB	$159.68	—	—	—	2.08%
	All contract charges	—	256	$44,615	2.08%	—
2016	Lowest contract charge 0.00% Class IB	$179.14	—	—	—	2.64%
	Highest contract charge 0.90% Class IB	$156.43	—	—	—	1.72%
	All contract charges	—	292	$49,249	2.08%	—
2015	Lowest contract charge 0.00% Class IB	$174.54	—	—	—	0.13%
	Highest contract charge 0.90% Class IB	$153.79	—	—	—	(0.77)%
	All contract charges	—	304	$50,153	1.92%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IA	$607.84	—	—	—	32.96%
	Highest contract charge 0.60% Class IA	$333.42	—	—	—	32.16%
	All contract charges	—	23	$13,915	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$457.16	—	—	—	(5.77)%
	Highest contract charge 0.60% Class IA	$252.28	—	—	—	(6.34)%
	All contract charges	—	25	$11,157	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$485.17	—	—	—	26.67%
	Highest contract charge 0.60% Class IA	$269.36	—	—	—	25.91%
	All contract charges	—	27	$12,687	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$383.02	—	—	—	6.79%
	Highest contract charge 0.60% Class IA	$213.93	—	—	—	6.15%
	All contract charges	—	28	$10,529	0.10%	—
2015	Lowest contract charge 0.00% Class IA	$358.68	—	—	—	(1.51)%
	Highest contract charge 0.60% Class IA	$201.54	—	—	—	(2.10)%
	All contract charges	—	31	$10,804	0.00%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IB	$536.78	—	—	—	32.96%
	Highest contract charge 0.90% Class IB	$294.49	—	—	—	31.76%
	All contract charges	—	58	$21,149	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$403.71	—	—	—	(5.77)%
	Highest contract charge 0.90% Class IB	$223.50	—	—	—	(6.63)%
	All contract charges	—	58	$15,468	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$428.45	—	—	—	26.66%
	Highest contract charge 0.90% Class IB	$239.36	—	—	—	25.52%
	All contract charges	—	60	$16,955	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$338.26	—	—	—	6.78%
	Highest contract charge 0.90% Class IB	$190.69	—	—	—	5.82%
	All contract charges	—	88	$19,160	0.10%	—
2015	Lowest contract charge 0.00% Class IB	$316.79	—	—	—	(1.52)%
	Highest contract charge 0.90% Class IB	$180.20	—	—	—	(2.41)%
	All contract charges	—	97	$19,711	0.00%	—

FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IA	$500.84	—	—	—	24.97%
	Highest contract charge 0.60% Class IA	$298.41	—	—	—	24.22%
	All contract charges	—	37	$10,018	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$400.77	—	—	—	(12.75)%
	Highest contract charge 0.60% Class IA	$240.23	—	—	—	(13.27)%
	All contract charges	—	35	$8,377	0.75%	—
2017	Lowest contract charge 0.00% Class IA	$459.32	—	—	—	9.28%
	Highest contract charge 0.60% Class IA	$277.00	—	—	—	8.63%
	All contract charges	—	35	$10,131	0.76%	—
2016	Lowest contract charge 0.00% Class IA	$420.32	—	—	—	19.09%
	Highest contract charge 0.60% Class IA	$255.00	—	—	—	18.38%
	All contract charges	—	39	$10,599	1.02%	—
2015	Lowest contract charge 0.00% Class IA	$352.93	—	—	—	(5.54)%
	Highest contract charge 0.60% Class IA	$215.41	—	—	—	(6.11)%
	All contract charges	—	40	$9,746	0.68%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$328.00	—	—	—	24.97%
	Highest contract charge 0.90% Class IB	$278.73	—	—	—	23.84%
	All contract charges	—	86	$25,955	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$262.46	—	—	—	(12.75)%
	Highest contract charge 0.90% Class IB	$225.07	—	—	—	(13.53)%
	All contract charges	—	103	$24,756	0.75%	—
2017	Lowest contract charge 0.00% Class IB	$300.80	—	—	—	9.27%
	Highest contract charge 0.90% Class IB	$260.30	—	—	—	8.29%
	All contract charges	—	111	$30,843	0.76%	—
2016	Lowest contract charge 0.00% Class IB	$275.28	—	—	—	19.08%
	Highest contract charge 0.90% Class IB	$240.37	—	—	—	18.01%
	All contract charges	—	144	$36,624	1.02%	—
2015	Lowest contract charge 0.00% Class IB	$231.18	—	—	—	(5.55)%
	Highest contract charge 0.90% Class IB	$203.69	—	—	—	(6.40)%
	All contract charges	—	161	$34,517	0.68%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IA	$997.39	—	—	—	37.87%
	Highest contract charge 0.60% Class IA	$500.61	—	—	—	37.04%
	All contract charges	—	67	$28,563	0.15%	—
2018	Lowest contract charge 0.00% Class IA	$723.43	—	—	—	2.29%
	Highest contract charge 0.60% Class IA	$365.30	—	—	—	1.68%
	All contract charges	—	68	$23,252	0.16%	—
2017	Lowest contract charge 0.00% Class IA	$707.20	—	—	—	39.12%
	Highest contract charge 0.60% Class IA	$359.27	—	—	—	38.29%
	All contract charges	—	42	$22,064	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$508.34	—	—	—	8.95%
	Highest contract charge 0.60% Class IA	$259.80	—	—	—	8.30%
	All contract charges	—	43	$17,008	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$466.60	—	—	—	6.29%
	Highest contract charge 0.60% Class IA	$239.90	—	—	—	5.65%
	All contract charges	—	45	$16,131	0.00%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IB	$810.86	—	—	—	37.87%
	Highest contract charge 0.90% Class IB	$424.76	—	—	—	36.63%
	All contract charges	—	276	$139,845	0.15%	—
2018	Lowest contract charge 0.00% Class IB	$588.13	—	—	—	2.29%
	Highest contract charge 0.90% Class IB	$310.88	—	—	—	1.37%
	All contract charges	—	293	$107,753	0.16%	—
2017	Lowest contract charge 0.00% Class IB	$574.94	—	—	—	39.12%
	Highest contract charge 0.90% Class IB	$306.69	—	—	—	37.88%
	All contract charges	—	292	$105,528	0.00%	—

FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology (Continued)
2016	Lowest contract charge 0.00% Class IB	$413.27	—	—	—	8.94%
	Highest contract charge 0.90% Class IB	$222.44	—	—	—	7.96%
	All contract charges	—	284	$73,856	0.01%	—
2015	Lowest contract charge 0.00% Class IB	$379.34	—	—	—	6.29%
	Highest contract charge 0.90% Class IB	$206.03	—	—	—	5.34%
	All contract charges	—	301	$71,400	0.00%	—

Natural Resources Portfolio
2019	Lowest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	Highest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	All contract charges	—	79	$1,356	0.00%	—
2018	Lowest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	Highest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	All contract charges	—	92	$1,916	0.00%	—
2017	Lowest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	Highest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	All contract charges	—	118	$4,277	0.00%	—
2016	Lowest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	Highest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	All contract charges	—	102	$3,924	0.00%	—
2015	Lowest contract charge 0.00% Class I	$49.32	—	—	—	(28.84)%
	Highest contract charge 0.00% Class II	$49.32	—	—	—	(28.84)%
	All contract charges	—	86	$2,626	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$69.65	—	—	—	11.35%
	Highest contract charge 0.90% Advisor Class	$63.81	—	—	—	10.36%
	All contract charges	—	165	$11,305	4.35%	—
2018	Lowest contract charge 0.00% Advisor Class	$62.55	—	—	—	(14.21)%
	Highest contract charge 0.90% Advisor Class	$57.82	—	—	—	(14.98)%
	All contract charges	—	154	$9,531	1.97%	—
2017	Lowest contract charge 0.00% Advisor Class	$72.91	—	—	—	2.06%
	Highest contract charge 0.90% Advisor Class	$68.01	—	—	—	1.13%
	All contract charges	—	147	$10,603	10.89%	—
2016	Lowest contract charge 0.00% Advisor Class	$71.44	—	—	—	14.87%
	Highest contract charge 0.90% Advisor Class	$67.25	—	—	—	13.85%
	All contract charges	—	136	$9,580	1.02%	—
2015	Lowest contract charge 0.00% Advisor Class	$62.19	—	—	—	(25.66)%
	Highest contract charge 0.90% Advisor Class	$59.07	—	—	—	(26.34)%
	All contract charges	—	132	$8,067	4.22%	—

T. Rowe Price Equity Income Portfolio
2019	Lowest contract charge 0.00% Class II	$239.36	—	—	—	26.04%
	Highest contract charge 0.90% Class II	$219.28	—	—	—	24.91%
	All contract charges	—	69	$16,187	2.08%	—
2018	Lowest contract charge 0.00% Class II	$189.91	—	—	—	(9.69)%
	Highest contract charge 0.90% Class II	$175.55	—	—	—	(10.51)%
	All contract charges	—	70	$13,050	1.80%	—
2017	Lowest contract charge 0.00% Class II	$210.29	—	—	—	15.73%
	Highest contract charge 0.90% Class II	$196.17	—	—	—	14.69%
	All contract charges	—	68	$13,994	1.51%	—
2016	Lowest contract charge 0.00% Class II	$181.71	—	—	—	18.86%
	Highest contract charge 0.90% Class II	$171.04	—	—	—	17.79%
	All contract charges	—	71	$12,645	1.79%	—
2015	Lowest contract charge 0.00% Class II	$152.88	—	—	—	(7.11)%
	Highest contract charge 0.90% Class II	$145.21	—	—	—	(7.94)%
	All contract charges	—	115	$17,055	1.59%	—

FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2015 Allocation
2019	Lowest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	Highest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	All contract charges	—	66	$2,298	1.94%	—
2018	Lowest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	Highest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	All contract charges	—	47	$1,710	1.80%	—
2017	Lowest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	Highest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	All contract charges	—	34	$1,892	1.51%	—
2016	Lowest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	Highest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	All contract charges	—	14	$288	1.61%	—
2015	Lowest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	Highest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	All contract charges	—	12	$223	2.33%	—

Target 2025 Allocation
2019	Lowest contract charge 0.00% Class B	$193.04	—	—	—	19.37%
	Highest contract charge 0.80% Class B	$126.00	—	—	—	18.43%
	All contract charges	—	174	$14,449	1.94%	—
2018	Lowest contract charge 0.00% Class B	$161.71	—	—	—	(6.15)%
	Highest contract charge 0.80% Class B	$106.39	—	—	—	(6.90)%
	All contract charges	—	154	$9,626	1.77%	—
2017	Lowest contract charge 0.00% Class B	$172.30	—	—	—	15.42%
	Highest contract charge 0.80% Class B	$114.28	—	—	—	14.50%
	All contract charges	—	119	$7,645	1.85%	—
2016	Lowest contract charge 0.00% Class B	$149.28	—	—	—	7.41%
	Highest contract charge 0.80% Class B(a)	$99.81	—	—	—	6.55%
	All contract charges	—	69	$2,092	1.65%	—
2015	Lowest contract charge 0.00% Class B	$138.98	—	—	—	(2.04)%
	Highest contract charge 0.60% Class B(a)	$93.80	—	—	—	(5.65)%
	All contract charges	—	49	$1,261	1.41%	—

Target 2035 Allocation
2019	Lowest contract charge 0.00% Class B	$204.95	—	—	—	22.33%
	Highest contract charge 0.60% Class B	$131.82	—	—	—	21.59%
	All contract charges	—	155	$7,266	1.74%	—
2018	Lowest contract charge 0.00% Class B	$167.54	—	—	—	(7.17)%
	Highest contract charge 0.60% Class B	$108.41	—	—	—	(7.73)%
	All contract charges	—	83	$4,750	1.71%	—
2017	Lowest contract charge 0.00% Class B	$180.49	—	—	—	17.77%
	Highest contract charge 0.60% Class B	$117.49	—	—	—	17.06%
	All contract charges	—	52	$3,313	1.79%	—
2016	Lowest contract charge 0.00% Class B	$153.26	—	—	—	8.03%
	Highest contract charge 0.60% Class B	$100.37	—	—	—	7.38%
	All contract charges	—	30	$1,344	1.57%	—
2015	Lowest contract charge 0.00% Class B	$141.87	—	—	—	(2.03)%
	Highest contract charge 0.60% Class B(a)	$93.47	—	—	—	(5.98)%
	All contract charges	—	24	$864	1.43%	—

Target 2045 Allocation
2019	Lowest contract charge 0.00% Class B	$212.36	—	—	—	24.34%
	Highest contract charge 0.60% Class B	$135.03	—	—	—	23.60%
	All contract charges	—	74	$4,947	1.86%	—
2018	Lowest contract charge 0.00% Class B	$170.79	—	—	—	(7.98)%
	Highest contract charge 0.60% Class B	$109.25	—	—	—	(8.54)%
	All contract charges	—	51	$2,829	1.88%	—

FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2045 Allocation (Continued)
2017	Lowest contract charge 0.00% Class B	$185.61	—	—	—	19.69%
	Highest contract charge 0.60% Class B	$119.45	—	—	—	18.97%
	All contract charges	—	28	$1,776	1.71%	—
2016	Lowest contract charge 0.00% Class B	$155.07	—	—	—	8.69%
	Highest contract charge 0.60% Class B	$100.40	—	—	—	8.04%
	All contract charges	—	15	$753	1.65%	—
2015	Lowest contract charge 0.00% Class B	$142.67	—	—	—	(2.23)%
	Highest contract charge 0.60% Class B(a)	$92.93	—	—	—	(6.52)%
	All contract charges	—	16	$571	1.91%	—

Target 2055 Allocation
2019	Lowest contract charge 0.00% Class B	$144.67	—	—	—	26.79%
	Highest contract charge 0.60% Class B	$140.66	—	—	—	26.03%
	All contract charges	—	33	$1,713	1.81%	—
2018	Lowest contract charge 0.00% Class B	$114.10	—	—	—	(8.79)%
	Highest contract charge 0.60% Class B	$111.61	—	—	—	(9.33)%
	All contract charges	—	15	$937	1.82%	—
2017	Lowest contract charge 0.00% Class B	$125.09	—	—	—	21.79%
	Highest contract charge 0.60% Class B	$123.10	—	—	—	21.07%
	All contract charges	—	8	$606	1.71%	—
2016	Lowest contract charge 0.00% Class B	$102.71	—	—	—	9.51%
	Highest contract charge 0.60% Class B(a)	$101.68	—	—	—	8.85%
	All contract charges	—	2	$264	1.83%	—
2015	Lowest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	Highest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	All contract charges	—	—	$46	3.95%	—

Templeton Developing Markets VIP Fund
2019	Lowest contract charge 0.00% Class 2	$138.90	—	—	—	26.70%
	Highest contract charge 0.90% Class 2	$127.25	—	—	—	25.56%
	All contract charges	—	135	$18,318	1.04%	—
2018	Lowest contract charge 0.00% Class 2	$109.63	—	—	—	(15.80)%
	Highest contract charge 0.90% Class 2	$101.35	—	—	—	(16.56)%
	All contract charges	—	160	$17,140	0.80%	—
2017	Lowest contract charge 0.00% Class 2	$130.20	—	—	—	40.41%
	Highest contract charge 0.90% Class 2	$121.46	—	—	—	39.16%
	All contract charges	—	137	$17,444	0.96%	—
2016	Lowest contract charge 0.00% Class 2	$92.73	—	—	—	17.44%
	Highest contract charge 0.90% Class 2	$87.28	—	—	—	16.39%
	All contract charges	—	104	$9,563	0.81%	—
2015	Lowest contract charge 0.00% Class 2	$78.96	—	—	—	(19.60)%
	Highest contract charge 0.90% Class 2	$74.99	—	—	—	(20.33)%
	All contract charges	—	101	$7,804	1.97%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.00% Class 2	$129.62	—	—	—	2.01%
	Highest contract charge 0.90% Class 2	$118.74	—	—	—	1.09%
	All contract charges	—	668	$48,514	7.12%	—
2018	Lowest contract charge 0.00% Class 2	$127.06	—	—	—	1.94%
	Highest contract charge 0.90% Class 2	$117.46	—	—	—	1.01%
	All contract charges	—	643	$46,400	0.00%	—
2017	Lowest contract charge 0.00% Class 2	$124.64	—	—	—	1.92%
	Highest contract charge 0.90% Class 2	$116.28	—	—	—	1.02%
	All contract charges	—	586	$45,630	0.00%	—
2016	Lowest contract charge 0.00% Class 2	$122.29	—	—	—	2.94%
	Highest contract charge 0.90% Class 2	$115.11	—	—	—	2.01%
	All contract charges	—	529	$41,472	0.00%	—
2015	Lowest contract charge 0.00% Class 2	$118.80	—	—	—	(4.30)%
	Highest contract charge 0.90% Class 2	$112.84	—	—	—	(5.17)%
	All contract charges	—	529	$42,461	7.79%	—

FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Growth VIP Fund
2019	Lowest contract charge 0.00% Class 2	$178.02	—	—	—	15.15%
	Highest contract charge 0.90% Class 2	$163.09	—	—	—	14.12%
	All contract charges	—	29	$4,967	2.77%	—
2018	Lowest contract charge 0.00% Class 2	$154.60	—	—	—	(14.85)%
	Highest contract charge 0.90% Class 2	$142.91	—	—	—	(15.62)%
	All contract charges	—	29	$4,401	1.97%	—
2017	Lowest contract charge 0.00% Class 2	$181.56	—	—	—	18.50%
	Highest contract charge 0.90% Class 2	$169.37	—	—	—	17.44%
	All contract charges	—	30	$5,260	1.60%	—
2016	Lowest contract charge 0.00% Class 2	$153.21	—	—	—	9.62%
	Highest contract charge 0.90% Class 2	$144.22	—	—	—	8.64%
	All contract charges	—	31	$4,575	2.03%	—
2015	Lowest contract charge 0.00% Class 2	$139.77	—	—	—	(6.48)%
	Highest contract charge 0.90% Class 2	$132.75	—	—	—	(7.33)%
	All contract charges	—	33	$4,511	2.55%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.00% Class S Shares	$66.70	—	—	—	11.56%
	Highest contract charge 0.90% Class S Shares	$61.09	—	—	—	10.53%
	All contract charges	—	162	$10,697	0.00%	—
2018	Lowest contract charge 0.00% Class S Shares	$59.79	—	—	—	(28.42)%
	Highest contract charge 0.90% Class S Shares	$55.27	—	—	—	(29.07)%
	All contract charges	—	143	$8,441	0.00%	—
2017	Lowest contract charge 0.00% Class S Shares	$83.53	—	—	—	(1.97)%
	Highest contract charge 0.90% Class S Shares	$77.92	—	—	—	(2.86)%
	All contract charges	—	151	$12,427	0.00%	—
2016	Lowest contract charge 0.00% Class S Shares	$85.21	—	—	—	43.40%
	Highest contract charge 0.90% Class S Shares	$80.21	—	—	—	42.14%
	All contract charges	—	155	$12,986	0.38%	—
2015	Lowest contract charge 0.00% Class S Shares	$59.42	—	—	—	(33.62)%
	Highest contract charge 0.90% Class S Shares	$56.43	—	—	—	(34.23)%
	All contract charges	—	147	$8,559	0.03%	—

Vanguard Variable Insurance Fund - Equity Index Portfolio
2019	Lowest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	Highest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	All contract charges	—	42	$14,834	2.12%	—
2018	Lowest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	Highest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	All contract charges	—	48	$13,016	1.56%	—
2017	Lowest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	Highest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	All contract charges	—	31	$8,898	1.78%	—
2016	Lowest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	Highest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	All contract charges	—	31	$7,243	2.38%	—
2015	Lowest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	Highest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	All contract charges	—	37	$7,894	1.66%	—

(a)	Units were made available on May 26, 2015.
(b)	Units were made available on March 27, 2015.
(c)	Units were made available on May 20, 2016.
(d)	Units were made available on May 19, 2017.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Financial Highlights (Concluded)

(h)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(i)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
(j)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(k)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(l)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(m)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(n)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(p)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.
(q)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(r)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
(s)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
(t)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
(u)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(v)	Units were made available on July 15, 2019.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Science and Technology	EQ/MFS Technology
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-171

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

F-1

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

F-2

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

F-3

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

F-4

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

F-5

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

F-6

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

F-7

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

F-8

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

F-9

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

F-10

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

F-11

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

F-12

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this

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review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

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Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

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•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

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Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

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A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

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Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

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For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

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This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

F-21

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

F-22

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect

F-23

on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

F-24

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

F-25

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

F-26

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

F-27

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

F-28

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

F-29

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

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	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

F-31

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

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Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or

F-33

less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

F-34

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

F-35

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

F-36

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

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Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

F-38

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

F-39

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

F-40

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

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Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the

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credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract

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account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

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The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

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	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

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(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

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The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

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Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed

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debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

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The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

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•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

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Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

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Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

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The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

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During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

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	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

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11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

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Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

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AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

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Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

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Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

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The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

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2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

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The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with

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one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

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	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

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The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

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In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

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16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of

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income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

F-71

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

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Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

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Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

F-74

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

F-75

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

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21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

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AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

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AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

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Appendix A

Directors and principal officers

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of Equitable Financial Life Insurance Company and/or its affiliates in various executive positions during the last five years. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

Name and Principal Business Address	Business Experience Within Past Five Years
Ramon de Oliveira Investment Audit Practice, LLC 580 Park Avenue New York, NY 10065

Mr. de Oliveira has been a director since April 2018 and Chairman of the Board since March 2019. Mr. de Oliveira has been a member of AXA’s Board of Directors since April 2010, and from April 2009 to May 2010, he was a member of AXA’s Supervisory Board. Mr. de Oliveira’s current term of service on AXA’s Supervisory Board expires in 2021. He is also currently a member of the Board of Directors of AllianceBernstein Corporation since May 2017. He is a founder of the consulting firm Investment Audit Practice, LLC, based in New York, NY. From 2002 to 2006, Mr. de Oliveira was an adjunct professor of Finance at Columbia University. Starting in 1977, he spent 24 years at JP Morgan & Co. where he founded and led J.P. Morgan Global Equities and served as Chairman and Chief Executive Officer of JP Morgan Investment Management and Private Bank. He was also a member of the firm’s Management Committee since its inception in 1995. Upon the merger with Chase Manhattan Bank in 2001, Mr. de Oliveira was the only executive from JP Morgan & Co. asked to join the Executive Committee of the new firm with operating responsibilities. Previously, he served as a director of JP Morgan Suisse, American Century Company, Inc., SunGard Data Systems, JACCAR Holdings and The Hartford Insurance Company. Mr. de Oliveira is a director of Equitable and Equitable America since March 2019; prior thereto; from May 2011 to May 2018.

George Stansfield AXA 25, Avenue Matignon 75008 Paris, France

Mr. Stansfield has been a director since April 2018. Since December 1, 2017, Mr. Stansfield has been Deputy Chief Executive Officer (Directeur Général Adjoint) of AXA, and since July 1, 2016, Mr. Stansfield has been Group General Secretary and a member of AXA’s Management Committee. Mr. Stansfield was previously Head of AXA’s Group Human Resources from 2010 to 2016 and was AXA’s Group General Counsel from 2004 to 2016. Prior to 2004, Mr. Stansfield was an attorney in the legal department of AXA Equitable Life for 11 years. Mr. Stansfield holds various directorships within AXA: Chairman of the Supervisory Board of AXA Liabilities Managers (France), GIE AXA (France) and Kamet (France), Chairman of the Management Committee of AXA Venture Partners (France) and director or Management Committee member of AXA ASIA (France) and AXA Life Insurance Co Ltd. (Japan). Mr. Stansfield is also AXA’s permanent representative to the board of AXA Millésimes Finance, Château Petit Village, Château Pichon Longueville, SCI de L’Arlot and Société Belle Hélène. Mr. Stansfield has also served as a director of Equitable and Equitable America since May 2017. Mr. Stansfield is also a Trustee of the American Library of Paris, a non-profit organization and the largest English language lending library on the European mainland.

Daniel G. Kaye 767 Quail Run Inverness, IL 60067

Mr. Kaye has been a director since April 2018. From January 2013 to May 2014, Mr. Kaye served as Interim Chief Financial Officer and Treasurer of HealthEast Care System (“HealthEast”). Prior to joining HealthEast, Mr. Kaye spent 35 years with Ernst & Young LLP (“Ernst & Young”) from which he retired in 2012. Throughout his time at Ernst & Young, where he was an audit partner for 25 years, Mr. Kaye enjoyed a track record of increasing leadership and responsibilities, including serving as the New England Managing Partner and the Midwest Managing Partner of Assurance. Mr. Kaye was a member of the Board of Directors of Ferrellgas Partners L.P. (“Ferrellgas”) from August 2012 to November 2015 where he served on the Audit Committee and Corporate Governance and Nominating Committee (Chair). Mr. Kaye is a Certified Public Accountant and National Association of Corporate Directors (NACD) Board Leadership Fellow. Mr. Kaye is also a director of Equitable and Equitable America since September 2015, AllianceBernstein Corporation since May 2017 and CME Group, Inc. since May 2019. Mr. Kaye currently serves as the Chairman of the Audit Committee of AllianceBernstein Corporation.

A-1

Appendix A

Directors and principal officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years
Joan Lamm-Tennant Blue Marble Microinsurance 100 Avenue of the Americas, 3rd Fl. New York, NY 10013

Ms. Lamm-Tennant has been a Director since January 2020 and is currently the founder and Chief Executive Officer of Blue Marble Microinsurance. Ms. Lamm-Tennant previously served as a member of the Board of Directors of Selective Insurance Group, Inc. from 1993 to 2015, Ivans, Inc. from 2004 to 2013, Focus Trust Fund from 1995 to 1998, and Turner Investment Advisors from 1996 to 1997. Ms. Lamm-Tennant was previously Adjunct Professor, International Business at The Wharton School of the University of Pennsylvania from 2006 to 2015, where she was the Laurence and Susan Hirsch Chair in International Business, and received the 2016 Wharton MBA Excellence in Teaching award. Prior to The Wharton School, she was concurrently Head, Enterprise Risk Management and Advisor to the MCC Chief Risk Officer at Marsh & McLennan Companies, Inc. from 2009 to 2015; prior thereto, Global Chief Economist and Risk Strategist, Guy Carpenter from 2007 to 2015. Ms. Lamm-Tennant was previously Senior Vice President and President, General Re Capital Consultants at General Reinsurance Corporation from 1999 to 2007; prior thereto, Vice President from 1997 to 1999. Ms. Lamm-Tennant completed her BBA in Accounting and MBA in Finance from St. Mary’s University and a PhD in Finance and Investments from the University of Texas at Austin. She also serves on the Board of Directors of Ambac Financial Group, Inc., Hamilton Insurance Group, Ltd. and Element Fleet Management Corp. Ms. Lamm-Tennant is currently a director of Equitable and Equitable America since January 2020.

Kristi A. Matus 47-C Dana Road Boxford, MA 01921

Ms. Matus has been a director since March 2019. Ms. Matus is an Executive Advisor for Thomas H. Lee Partners L.P since October 2017. From July 2014 to May 2016, Ms. Matus served as Executive Vice President and Chief Financial & Administrative Officer of athenahealth, Inc. (“athenahealth”). Prior to joining athenahealth, Ms. Matus served as Executive Vice President and Head of Government Services of Aetna, Inc. (“Aetna”) from February 2012 to July 2013. Prior to Aetna, she held several senior leadership roles at United Services Automobile Association (“USAA”), including Executive Vice President and Chief Financial Officer from 2008 to 2012. She began her career at the Aid Association for Lutherans, where she held various financial and operational roles for over a decade. Ms. Matus is currently a member of the Board of Directors of Tru Optik Data Corp. (“Tru Optik”) and Cerence, Inc. (“Cerence”). Ms. Matus is also a director of Equitable and Equitable America since September 2015, and AllianceBernstein Corporation since July 2019.

Bertram L. Scott 3601 Hampton Manor Drive Charlotte, NC 28226

Mr. Scott has been a director since March 2019. Mr. Scott served as Senior Vice President of population health of Novant Health, Inc. from February 2015 to May 2019. From November 2012 through December 2014, Mr. Scott served as President and Chief Executive Officer of Affinity Health Plan. From June 2010 to December 2011, Mr. Scott served as President, U.S. Commercial of CIGNA Corporation. Prior thereto, he served as Executive Vice President of TIAA-CREF from 2000 to June 2010 and as President and Chief Executive Officer of TIAA-CREF Life Insurance Company from 2000 to 2007. Mr. Scott is currently a member of the Board of Directors of Becton, Dickinson and Company and Lowe’s Companies, Inc. Mr. Scott is also a director of Equitable America since May 2012, and a director of Equitable since March 2019.

Charles G.T. Stonehill Founding Partner Green & Blue Advisors 285 Central Park West New York, NY 10024

Mr. Stonehill has been a director since April 2018. Mr. Stonehill is Founding Partner of Green & Blue Advisors LLC. He also serves as nonexecutive Vice Chairman of the Board of Directors of Julius Baer Group Ltd. and Bank Julius Baer & Co. Ltd. Mr. Stonehill is a member of the Supervisory Board of Deutsche Boerse AG and a member of the Board of Directors of CommonBond, LLC and of PlayMagnus A/S. During his financial services career, Mr. Stonehill served as the Managing Director of Lazard Frères & Co., LLC, and global head of Lazard Capital Markets from 2002 to 2004. He served as Head of Investment Banking for the Americas of Credit Suisse First Boston from 1997 to 2002 and as Head of European Equities and Equity Capital Markets at Morgan Stanley & Co., Inc., from 1984 to 1997. Mr. Stonehill began his career at JP Morgan in the oil and gas investment banking group, where he worked from 1978 to 1984. Mr. Stonehill is also a director of Equitable since November 2017 and a director of Equitable America since March 2019. Mr. Stonehill is a director of AllianceBernstein Corporation.

A-2

Appendix A

Officers — Directors
Name and Principal Business Address	Business Experience Within Past Five Years
Mark Pearson

Mr. Pearson is Chief Executive Officer and President of Equitable Holdings and has been a director since January 2011. Mr. Pearson has been the Chief Executive Officer of Equitable since February 2011. Prior to his current role, Mr. Pearson served from 2008 to 2011 as the President and CEO of AXA Japan. He joined AXA in 1995 with the acquisition of National Mutual Holdings and was appointed Regional Chief Executive of AXA Asia Life in 2001. Before joining AXA, Mr. Pearson spent 20 years in the insurance sector, assuming senior management positions at Hill Samuel, Schroders, National Mutual Holdings and Friends Provident. Mr. Pearson holds several board positions within the Equitable Holdings family of companies, including Equitable, Equitable America and AllianceBernstein Corporation.

Mr. Pearson is a Fellow of the Association of Chartered Certified Accountants.

Other Officers
Name and Principal Business Address	Business Experience Within Past Five Years
Nicholas B. Lane	Nick Lane is President of Equitable, leading the company’s Commercial Businesses and its Marketing and Digital functions. He is a member of the Equitable Holdings (NYSE: EQH) Management Committee.

Mr. Lane has held many leadership roles in his nearly 15-year career with the company. Most recently, he served as CEO and President of AXA Japan, where he was responsible for a $5.4 billion annual revenue business and led a team of 9,000 employees and distributors.

Prior to this, he was Senior Executive Director at Equitable with responsibility across the firm’s commercial divisions. Among his key accomplishments are enhancing the business through product diversification and expanding the firm’s distribution channels through alliances with property and casualty carriers. He also launched fee-based versions of the company’s flagship variable annuity products to meet evolving financial advisor and customer needs.

Mr. Lane also ran global strategy for AXA Group, where he led development and oversight of the company’s five-year strategic plan and M&A portfolio screenings across 60 countries. In addition, he oversaw AXA Group’s asset management business.

Earlier in his career, Mr. Lane was a leader in the sales and marketing practice of the global management consulting firm McKinsey & Company.

Mr. Lane currently serves on the Board of Directors for AllianceBernstein and has previously served on the boards of AXA Investment Managers, AXA Private Equity and AXA Real Estate Management. He has held leadership roles with key professional organizations, including Chairman of the Insured Retirement Institute (IRI) and Director at the Life Insurance Marketing and Research Association (LIMRA).

Before joining the private sector, Mr. Lane served in the United States Marine Corps, earning the rank of Captain. He received an MBA from Harvard Business School and a Bachelor of Arts from Princeton University.

Dave S. Hattem

Dave S. Hattem is Chief Legal Officer and Corporate Secretary of Equitable Holdings (NYSE: EQH) and a member of the Management Committee. Mr. Hattem is responsible for the oversight of the Law Departments of Holdings’ two principal franchises, Equitable and AllianceBernstein, and for helping the Company navigate the legal and regulatory environment to achieve its strategic goals.

Prior to his appointment as Chief Legal Officer, Mr. Hattem served as General Counsel and Secretary of the Company, where he oversaw the compliance, government relations, litigation and governance functions. He was Senior Vice President and Deputy General Counsel from 2004 to 2010.

Mr. Hattem joined the Company in 1994 after serving in senior management positions in the Office of the United States Attorney for the Eastern District of New York. He began as an Assistant United States Attorney in 1985 and went on to become Acting Chief and Deputy Chief of the Criminal Division. He commenced his legal career in 1981 as an associate at Barrett Smith Schapiro Simon & Armstrong.

A-3

Appendix A

Other Officers   (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Dave S. Hattem (cont.)	Since 2018, Mr. Hattem has served on the Board of AXA Venture Partners, a leading investor in enterprise software, fintech, consumer tech and healthcare. He also serves on the Boards of the Life Insurance Council of New York, where he was Chairman during 2018 and 2019, and the Scholarship and Welfare Fund of Hunter College.

Mr. Hattem received his Juris Doctor degree from Brooklyn Law School, where he was managing editor of the Law Review, and a Bachelor of Arts degree from Hunter College of the City University of New York.

Jeffrey J. Hurd

Jeffrey J. Hurd is Chief Operating Officer of Equitable and a member of the Equitable Holdings (NYSE: EQH) Management Committee. He has strategic oversight for the company’s Human Resources, Information Technology and Communications departments. Mr. Hurd also has responsibility for the company’s Transformation Office, which encompasses key functional areas including operations, data and analytics, procurement and corporate real estate.

Prior to joining Equitable in January 2018, Mr. Hurd served as Executive Vice President and Chief Operating Officer at American International Group, Inc. (AIG). He amassed deep industry experience during his nearly 20-year tenure at AIG, having served as the Chief Human Resources Officer, Chief Administrative Officer, Deputy General Counsel and Head of Asset Management Restructuring. In addition, he was the Chief Administrative Officer for AIG Investments and the interim CEO of AIG Global Real Estate.

Mr. Hurd currently serves on the Board of Directors for AllianceBernstein. He previously has held a variety of board positions, including United Guaranty Corporation, a leading mortgage insurer, and the post-IPO board of AIA Group, a top insurance company in Southeast Asia.

He began his career as an associate at Morgan, Lewis & Bockius.

Mr. Hurd received his Juris Doctor degree from New York University School of Law, and his Bachelor of Arts degree in political science from Union College.
Anders B. Malmström

Anders Malmstrom is Chief Financial Officer of Equitable and a member of the Equitable Holdings (NYSE: EQH) Management Committee. He is responsible for Treasury, Investment Management (General Account and Separate Accounts), Investor Relations, Corporate Development and M&A, Actuarial, Accounting and Controlling, Corporate Tax, Financial Planning and Analysis, Expense Management and Distribution Finance areas.

Mr. Malmstrom joined Equitable in 2012 from AXA Winterthur in Switzerland, where he was a member of the executive board and head of the Life department.

Before joining AXA Winterthur in 2009, Mr. Malmstrom was Head of Product Management, Group Life Insurance, at the Swiss Life Group in Zurich. He spent more than 11 years in management positions with various business divisions at The Swiss Life Group, where he began his insurance career as a developer of actuarial software in 1997.

Mr. Malmstrom holds a master’s degree in mathematics, physics and astronomy from the University of Basel in Switzerland. He also completed a dissertation in mathematics at the University of Aachen in Germany.

Seth P. Bernstein	Seth P. Bernstein was appointed President and Chief Executive Officer of AllianceBernstein (AB) in 2017. In 2018, he was appointed Senior Executive Vice President of Equitable Holdings.

Prior to his appointment at AB, Bernstein had a distinguished 32-year career at JPMorgan Chase, most recently as managing director and global head of Managed Solutions & Strategy at J.P. Morgan Asset Management. In this role, he was responsible for the management of all discretionary assets within the Private Banking client segment.

Among other roles, Bernstein served as managing director and global head of Fixed Income & Currency for 10 years, concluding in 2012.

Prior to that, he held the position of chief financial officer at JPMorgan Chase’s Investment Management and Private Banking division. Bernstein holds a BA in political science and economics from Haverford College, and is a member of the Board of Managers of Haverford College.

A-4

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years
Kermitt J. Brooks	Kermitt Brooks serves as the General Counsel of Equitable and is a member of the Equitable Holdings (NYSE: EQH) Management Committee. Mr. Brooks leads the legal, regulatory, compliance and government relations functions of Equitable.

Previously, he served as Deputy General Counsel for Equitable, where he expertly managed an array of complex state insurance and federal securities matters.

Prior to joining Equitable, Mr. Brooks served as First Deputy Superintendent and Acting Superintendent for the New York State Insurance Department. He also served as Deputy Attorney General for Operations at the New York State Office of Attorney General.

Mr. Brooks began his career as a Commercial Litigation Associate at Nixon, Hargrave Devans & Doyle, LLP. He is currently a board member of the National Organization of Life and Health Insurance Guarantee Associations, the Association of Life Insurance Counsel and the Insurance Federation of New York.

Mr. Brooks received his Juris Doctor from the University of Michigan Law School, where he was a contributing editor of the Michigan Law Review, and a Bachelor of Arts in international relations from James Madison College at Michigan State University.
William Eckert	William Eckert is Chief Accounting Officer of Equitable Holdings, responsible for the company’s accounting, tax and central finance departments, and a member of the Operating Committee for Equitable.

Prior to joining the company, Mr. Eckert served as Senior Vice President, Corporate Controller and Principal Accounting Officer of Athene Holding Ltd. Previously, Mr. Eckert served as Corporate Controller at ProSight Specialty, and prior to that Chief Accounting Officer of Kohlberg Kravis Roberts & Co. He began his career with Deloitte & Touche LLP and held leadership roles at Selective Insurance Group, Inc. and Prudential Financial, Inc.

Mr. Eckert holds a Bachelor of Science degree in business administration and accountancy from Miami University.
Aaron Sarfatti	Aaron Sarfatti is Chief Risk Officer of Equitable, responsible for the company’s enterprise risk management function. In this role, he ensures that the company’s disciplined approach to risk management helps drive business growth in a manner that delivers value for shareholders and customers. He is also a member of the Operating Committee for Equitable.

Previously, Mr. Sarfatti served as Managing Director and Head of Strategy for the company’s Life, Retirement and Wealth Management businesses.

Mr. Sarfatti has more than 15 years of experience working in financial services, life insurance, asset management and retail banking. Prior to joining Equitable, he served as a partner with global management consulting firm Oliver Wyman in its North American Insurance Practice. This included a four-year role as head of the firm’s New York office, where he led high profile firm engagements, including support of the NAIC’s reform of VA capital standards and of the industry in its engagement with the US Treasury regarding the design of appropriate systemic risk regulations for the life insurance sector.

Mr. Sarfatti received a Bachelor of Science in Engineering degree in computer science, with High Honors, from Princeton University. He has completed all the SOA exams necessary to be a credentialed actuary.
Stephanie Withers	Stephanie Withers is the Chief Auditor of Equitable Holdings and a member of the Equitable Operating Committee. Stephanie leads the Internal Audit function providing insight on the effectiveness of governance, risk management and control processes across the company. She reports to the CEO of Equitable Holdings and the Audit Committee of the Board of Directors.

Before joining Equitable Holdings, Stephanie was Chief Credit Review Officer at SunTrust Bank, where she led the Internal Audit function and held positions in the Credit Review, Audit Services and Treasury departments. She helped engineer the transformation of the Internal Audit function into a high stature valued business partner. Earlier in her career, Stephanie spent more than a decade at The Coca-Cola Company in a variety of leadership roles.

Stephanie received a master’s degree in International Management from the Thunderbird School of Global Management in Glendale, Arizona, and a Bachelor of Arts in French Literature from Scripps College in Claremont, California.

A-5

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years
Robin M. Raju

Robin M. Raju is Business Area Chief Financial Officer for Equitable’s commercial businesses and a member of the company’s Operating Committee. He also serves as Treasurer of Equitable Holdings, overseeing capital management, dividend strategy, banking relationships and financial strategy.

Throughout his career, Mr. Raju has focused on strategic growth and efficiency leading to the creation of long-term value for customers. Since joining Equitable in 2004, Mr. Raju has held positions in the Office of the CEO, the AXA Equitable Funds Management Group, LLC, and with Equitable Advisors Broker Dealer. He also spent three years at AXA Global Life and Savings at AXA S.A. headquarters in Paris.

Prior to joining the company, Mr. Raju was a municipal bond broker. He serves on the board of AXA Strategic Ventures.

Mr. Raju received a Bachelor of Science in finance and economics from the University of Scranton.
Yun (“Julia”) Zhang

Vice President and Assistant Treasurer (since September 2014), Equitable America (since September 2017). Vice President and Assistant Treasurer, AXA Financial, Inc. (September 2017 to May 2018). Managing Director and Treasurer, AXA Equitable and AXA Equitable Financial Services (since February 2019); formerly, Lead Director and Treasurer (September 2017 to February 2019), AXA Equitable and AXA Equitable Financial Services. Vice President and Assistant Treasurer (since October 2014, Equitable Holdings, Inc. (formerly known as AXA America Holdings, Inc.); Vice President, Chief Financial Officer and Treasurer (since January 2018), EQ AZ Life Re Company. Vice President and Treasurer (since May 2015), 1740 Advisers, Inc. Treasurer (since July 2015), Separate Account 155, LLC. Treasurer (since October 2014), J.M.R. Realty Services, Inc. Assistant Treasurer (since November 2014), MONY Financial Resources of the Americas Limited. Vice President and Assistant Treasurer (since October 2014), MBT Ltd. Vice President and Assistant Treasurer (since October 2014), MONY International Holdings, LLC. Vice President and Assistant Treasurer (since October 2014), U.S. Financial Life Insurance Company. Vice President, Chief Financial Officer and Treasurer (since January 2018), EQ AZ Life Re Company. Treasurer (since October 2014), Equitable Structured Settlement Corp. Since October 2014, Vice President and Treasurer, 1285 Holdings, LLC, 787 Holdings, LLC, AXA Advisors, LLC, AXA Corporate Solutions Life Reinsurance Company, AXA Distribution Holding Corporation, AXA Network of Puerto Rico, Inc., AXA Network, LLC, CS Life RE Company, Equitable Casualty Insurance Company, Financial Marketing Agency, Inc., MONY Financial Services, Inc., MONY Life Insurance Company of the Americas, Ltd., PlanConnect, LLC.

Steven M. Joenk

Steven M. Joenk is Chief Investment Officer at Equitable and a member of the company’s Operating Committee. He oversees the investment of Equitable’s $75+ billion general account portfolio and the development and implementation of the firm’s derivatives & hedging programs. He also serves as Trustee, Chief Executive Officer and President of the AXA Equitable Funds Management Group, LLC (FMG LLC), a wholly owned subsidiary of Equitable. FMG LLC manages over $100 billion in subadvised funds, which include variable insurance portfolios and mutual funds.

From 2004 to 2008, he served as Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc.

Earlier in his career, Mr. Joenk held senior leadership positions at MeesPierson, Inc., Gabelli Funds, Inc. and Mitchell Hutchins Asset Management, a subsidiary of Paine Webber, Inc.

Mr. Joenk graduated from Washington University with an MBA and BS in chemical engineering.

A-6

Appendix A

Appendix B

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)

This supplement updates The prospectuses dated:	which relate to our:

December 19, 1994; May 1, 1995 through May 1, 2000; September 15,

1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000; June 23,

2000; September 1, 2000; February 9, 2001; September 4,

2001; December 1, 2001(2); December 14, 2001; February 22, 2002; July

15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1,

2003; May 1, 2003; May 15, 2003, November 24, 2003; February 10, 2004

(2 supplements); May 1, 2004; August 10, 2004; December 13,

2004; February 4, 2005; February 23, 2005; May 1, 2005 (3 supplements);

June 10, 2005; June 17, 2005; August 31, 2005; February 23,

2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,

2007; September 24, 2007; October 19, 2007; February 23, 2007; May 1,

2008; July 21, 2008; August 15, 2008 (4 supplements); December 1,

2008; January 15, 2009; February 23, 2009; May 1, 2009; August 17, 2009; September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010; May 1, 2010; June 24, 2010; August 25, 2010; December 15, 2010; February 10, 2011; February 11, 2011; May 1, 2011; June 30, 2011; August 25, 2011; February 6, 2012; May 1, 2012; June 20, 2012; July 31, 2012; August 30, 2012; September 27, 2012; February 15, 2013; May 1, 2013; August 21, 2013; November 12, 2014; February 18, 2014; May 1, 2014; August 18, 2014; February 26, 2015; May 1, 2016; November 15, 2016; May 1, 2017; August 25, 2017; February 16, 2018; May 1, 2018; August 1, 2018; October 16, 2018; November 20, 2018; June 13, 2019;

Incentive Life Plus® Policies
(1)	In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)	This supplement applies only to certain groups.

B-1

Appendix B

Equitable Financial Life Insurance Company

Variable Life Insurance Policies

Prospectus supplement dated May 1, 2020

• Incentive Life®	• Incentive Life® 2000

• Incentive Life Plus®	• Champion 2000

• Special Offer Policy

This prospectus Supplement updates certain information in the most recent prospectus you received for your Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy’s material features, benefits, rights and obligations, as well as other information. The description of the policy’s material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-777-6510 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

(1)	ABOUT THE PORTFOLIOS OF THE TRUSTS.

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG, a wholly owned subsidiary of the Company, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily

Copyright 2020 Equitable Financial Life Insurance Company.

All rights reserved.

#841015

net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓” under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

2

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Portfolios of the Trusts

EQ Premier VIP Trust(++) Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	A	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	A	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	A	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND(*)(1)	A	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, Inc • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MODERATE ALLOCATION	A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	A	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2025 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

3

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT CONVERTIBLE SECURITIES	IB	Seeks a high level of total return.	• Equitable Investment Management Group, LLC • Palisade Capital Management, L.L.C.
1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	Seeks to achieve total return from long-term capital appreciation and income.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	Seeks to maximize current income and total return.	• DoubleLine Capital LP • Equitable Investment Management Group, LLC
1290 VT EQUITY INCOME	IA	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	IB	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE(**)(2)	B	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY	IB	Seeks to achieve long-term capital appreciation.	• AXA Rosenberg Investment Management, LLC • Equitable Investment Management Group, LLC
1290 VT SOCIALLY RESPONSIBLE	IB	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓

4

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/500 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/2000 MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/ALL ASSET GROWTH ALLOCATION(*)(2)	IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE(**)(3)	IB	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	IB	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH(*)(3)(**)(4)	IB	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

5

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/EQUITY 500 INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500® Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN RISING DIVIDENDS	IB	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN STRATEGIC INCOME	IB	Seeks a high level of current income. A secondary goal is long-term capital appreciation.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/GLOBAL BOND PLUS	IA	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International) Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.

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EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERMEDIATE GOVERNMENT BOND	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	IA	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	IB	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.

7

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INVESCO INTERNATIONAL GROWTH	IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE(**)(5)	IA	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

8

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	IA	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(4)	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS MID CAP FOCUSED GROWTH	IB	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY(**)(6)	IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management

9

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP INDEX	IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY(+++)	IA	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓
EQ/MONEY MARKET(+)	IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH(**)(1)	B	Seeks to achieve long-term growth of capital.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Morgan Stanley Investment Management Inc
EQ/PIMCO REAL RETURN	IB	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO TOTAL RETURN	IB	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	IA	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC

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EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/QUALITY BOND PLUS	IA	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	IA	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	IB	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	IB	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company LLP
MULTIMANAGER AGGRESSIVE EQUITY	IA	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	IB	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital LP • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.

11

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER TECHNOLOGY	IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
GLOBAL SMALL CAPITALIZATION FUND	The fund’s investment objective is to provide long-term growth of capital.	• Capital Research and Management Company
NEW WORLD FUND®	The fund’s investment objective is long-term capital appreciation.	• Capital Research and Management Company
Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	The fund seeks high total return through a combination of current income and capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	The fund seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)
Franklin Templeton Variable Insurance Products Trust — Class 2 Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
FRANKLIN MUTUAL SHARES VIP FUND	Seeks capital appreciation. Its secondary goal is income.	• Franklin Mutual Advisers, LLC
FRANKLIN SMALL CAP VALUE VIP FUND	Seeks long-term total return.	• Franklin Mutual Advisers, LLC
TEMPLETON DEVELOPING MARKETS VIP FUND	Seeks long-term capital appreciation.	• Templeton Asset Management Ltd.
TEMPLETON GLOBAL BOND VIP FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
TEMPLETON GROWTH VIP FUND	Seeks long-term capital growth.	• Templeton Global Advisors Limited

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

12

MFS® Variable Insurance Trusts Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

PIMCO Variable Insurance Trust Advisor Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC

T. Rowe Price Equity Series, Inc. Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	• T. Rowe Price Associates, Inc.

VanEck VIP Trust Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(+++)	For this Portfolio only, we offer Class IA Shares — not Class IB Shares.
(*)

This information reflects the variable investment option’s name. The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option Name

(1)	Charter Multi-Sector Bond

(2)	All Asset Growth-Alt 20

(3)	EQ/Capital Guardian Research

(4)	EQ/MFS International Value
(**)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(1)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

(2)	Charter Small Cap Value	1290 VT Small Cap Value

(3)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(4)	EQ/UBS Growth & Income	EQ/Capital Guardian Research

(5)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(6)	EQ/MFS Technology II	EQ/MFS Technology

13

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

(1) About the Trusts. The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2)  SPECIAL SERVICES CHARGES.  We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all policies. If you need additional information about the services, please contact us.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Policy illustration charge. We do not charge for illustrations. We reserve the right to charge in the future.

Duplicate policy/contract charge. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Policy history charge. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Charge for returned payments. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3)  MANAGING YOUR ALLOCATIONS.  The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. If your policy is sold by a financial professional of Equitable Advisors, your financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4)  INVESTMENT PORTFOLIOS.  Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

14

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)(1)	Lowest 0.58%	Highest 2.37%
(1)

“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2021 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2021. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements(*)	Lowest 0.58%	Highest 2.26%
(*)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

(5)  THE COMPANY.  We are Equitable Financial Life Insurance Company (the “Company”) a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the policies.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(6)  HOW TO REACH US.  To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

By mail:

At the Post Office Box for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

P.O. Box 1047

Charlotte, North Carolina 28201-1047

By express delivery only:

At the Street Address for our Administrative Office:

Equitable Financial Life Insurance Company — Life Operations Center

8501 IBM Drive, Suite 150

Charlotte, North Carolina 28262-4333

1-704-341-7000 (for express delivery purposes only)

By Phone:

Monday through Thursday, 8:00 am to 7:00 pm and Friday, 8:00 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

By e-mail:

life-service@equitable.com

By fax:

1-855-268-6378

15

By Internet:

Visit our website at www.equitable.com. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

Required Forms.  We require that the following types of communications be on specific forms we provide for that purpose:

(1)	request for our automatic transfer service (our dollar cost averaging service);

(2)	request for our asset rebalancing service;

(3)	transfers among investment options (if submitted by e-mail); and

(4)	designation of new policy owner(s) and beneficiaries.

Other Requests.  We also have specific forms that we recommend you use for the following:

(a)	policy surrenders;

(b)	transfers among investment options (not submitted by e-mail); and

(c)	changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone, (2) over the Internet, through www.equitable.com or (3) by writing our Administrative Office. For more information please see your prospectus. In the future, we may require that certain requests be completed over the Internet.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

Formal Requirements.  Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person’s name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

Our asset rebalancing service.  You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

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We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(7)  INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION.  As described in your prospectus, your policy permits you to transfer a limited amount of your policy’s account value out of the guaranteed interest option (“GIO”) during certain time periods (the “GIO Transfer Period”). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice.

You can request a transfer via the Internet by visiting our website at www.equitable.com and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as “restricted” amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option® (“MSO”), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

(8)  DISRUPTIVE TRANSFER ACTIVITY.  You should note that the policy is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

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When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(9)  TAX INFORMATION.

Policy loans.  Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value; (3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract (“MEC”), any loan will be treated as a distribution when made, and thus may be taxable at such time.

Policy changes.  Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% Tax on Net Investment Income or “NII”.  The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer’s NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Tax withholding and information reporting

Status for income tax purposes; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is

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an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

(10)  CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

Incentive Life® policies only.  Certain Incentive Life® policyholders are eligible for an additional non-guaranteed customer loyalty credit (introduced in 2001) if their policy has been in force for at least 20 years and has a face value of $500,000 or more. Starting on policy anniversaries that fall on or after April 1, 2015, this credit is calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the customer loyalty credit calculation date; and

(b) equals any portion of your unloaned Policy Account Value invested in GIO on the customer loyalty credit calculation date. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.50% per annum, (b) equals zero.

Special Offer Policies only.  As of 2015, certain policies may be eligible for an additional non-guaranteed Customer Loyalty Credit that we will credit annually (“Additional CLC”). The Additional CLC will be an amount of up to 0.25% of the unloaned Policy Account Value, not including any value in the Guaranteed Interest Division (“GID”), as of the close of the last business day in June each year (the “Valuation Date”) for policies in a group of policies that satisfies the eligibility requirements described below.

Eligibility requirements. On any Valuation Date, a group of policies must meet all of the following conditions to be eligible for the Additional CLC:

1.	Each policy in the group has been in force for at least 20 years.

2.	Each policy in the group must have been issued in a state other than New York.

3.	Each policy in the group is owned by the same corporate employer and the group of policies has:

(a) an aggregate Policy Account Value of at least $10 million,

(b) a ratio of aggregate Policy Account Value to aggregate Face Value of at least 100%.

For each Valuation Date on which a group of policies satisfies the Additional CLC eligibility requirements, we will credit the Policy Account Value of each policy within the group with the Additional CLC amount on a business day that falls on or before the end of July following the Valuation Date (the “Crediting Date”). The Additional CLC amount for each such policy will be allocated among the Separate Account divisions and/or GID in accordance with that policy’s premium allocation instructions on file with us on the Crediting Date.

Please note that policies eligible for the Additional CLC will not participate in any investment results or credited interest on the Additional CLC amount between the Valuation Date and the Crediting Date.

If a policy qualifies for an Additional CLC on a Valuation Date but is then terminated prior to the next Crediting Date, we will credit the policy with the Additional CLC amount on the effective termination date of that policy.

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(11)  COST OF INSURANCE CHARGE REDUCTION (Incentive Life® Plus, Incentive Life® 2000 and Champion 2000SM only)

Starting on policy anniversaries that fall on or after April 1, 2015, the amount of the reduction in your monthly cost of insurance charge will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy’s GIO on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

Please note that if your Incentive Life Plus® policy was issued in New York, this change may not apply.

(12)  MATURITY (For all variable life insurance policies except Champion 2000).

If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy’s account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are “restricted” as a result of previously distributed “living benefits.” The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy’s maturity date. The rider, if elected, will allow the policy to be kept in force until the insured’s death, subject to the policy’s loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy’s maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(13)  COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the policy. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the policy, such as purchasing the policy or making contributions, transfers, or withdrawals, based on your individual circumstances.

(14)   CYBERSECURITY RISKS AND CATASTROPHIC EVENTS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our

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service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

(15)  FINANCIAL STATEMENTS

The (i) financial statements of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this Prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company have relevance to the policies only to the extent that they bear upon the ability of the Company to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Our general obligations and any guaranteed benefits under the policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(16)  MANAGEMENT.  A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

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AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/INVESCO INTERNATIONAL GROWTH(3)
1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)	EQ/JANUS ENTERPRISE(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT LOW VOLATILITY GLOBAL EQUITY(2)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT NATURAL RESOURCES(2)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(2)	EQ/LAZARD EMERGING MARKETS EQUITY(3)
1290 VT SMARTBETA EQUITY(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
ALL ASSET GROWTH-ALT 20(1)	EQ/MFS INTERNATIONAL VALUE(3)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM(1)	EQ/MFS MID CAP FOCUSED GROWTH(3)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/MFS UTILITIES SERIES(3)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/MID CAP INDEX(1)
CHARTERSM MULTI-SECTOR BOND(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
CHARTERSM SMALL CAP GROWTH(1)	EQ/MODERATE ALLOCATION(1)
CHARTERSM SMALL CAP VALUE(1)	EQ/MODERATE GROWTH STRATEGY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/MONEY MARKET(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/OPPENHEIMER GLOBAL(2)
EQ/2000 MANAGED VOLATILITY(1)	EQ/PIMCO GLOBAL REAL RETURN(2)
EQ/AB SMALL CAP GROWTH(1)	EQ/PIMCO REAL RETURN(3)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/PIMCO TOTAL RETURN(3)
EQ/AMERICAN CENTURY MID CAP VALUE(3)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/BALANCED STRATEGY(1)	EQ/QUALITY BOND PLUS(1)
EQ/BLACKROCK BASIC VALUE EQUITY(1)	EQ/SCIENCE AND TECHNOLOGY(3)
EQ/CAPITAL GUARDIAN RESEARCH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/COMMON STOCK INDEX(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(3)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/UBS GROWTH & INCOME(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/WELLINGTON ENERGY(3)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(2)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	FIDELITY® VIP HIGH INCOME PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(3)	IVY VIP HIGH INCOME(1)
EQ/FRANKLIN RISING DIVIDENDS(3)	IVY VIP SMALL CAP GROWTH(1)
EQ/FRANKLIN STRATEGIC INCOME(3)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(2)
EQ/GLOBAL BOND PLUS(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(1)
EQ/GOLDMAN SACHS MID CAP VALUE(3)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	FIDELITY® VIP VALUE PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	FRANKLIN MUTUAL SHARES VIP FUND(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	INVESCO V.I. MID CAP CORE EQUITY FUND(1)
EQ/INVESCO COMSTOCK(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/INVESCO GLOBAL REAL ESTATE(3)	IVY VIP GLOBAL EQUITY INCOME(1)

FSA-2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)	TARGET 2025 ALLOCATION(1)
MULTIMANAGER AGGRESSIVE EQUITY(1)	TARGET 2035 ALLOCATION(1)
MULTIMANAGER CORE BOND(1)	TARGET 2045 ALLOCATION(1)
MULTIMANAGER MID CAP GROWTH(1)	TARGET 2055 ALLOCATION(1)
MULTIMANAGER MID CAP VALUE(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
MULTIMANAGER TECHNOLOGY(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
NATURAL RESOURCES PORTFOLIO(1)	TEMPLETON GROWTH VIP FUND(1)
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)	VANECK VIP GLOBAL HARD ASSETS FUND(1)
T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)	VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO(1)
TARGET 2015 ALLOCATION(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period July 15, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account FP of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$1,838,090	$13,014,560	$1,944,577	$22,300,412	$16,080,046	$197,130,328
Receivable for shares of the Portfolios sold	—	—	—	—	35,010	48,111
Receivable for policy-related transactions	1,770	940	85	2,094	—	—

Total assets	1,839,860	13,015,500	1,944,662	22,302,506	16,115,056	197,178,439

Liabilities:
Payable for shares of the Portfolios purchased	1,764	840	81	2,094	—	—
Payable for policy-related transactions	—	—	—	—	35,010	48,211

Total liabilities	1,764	840	81	2,094	35,010	48,211

Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Net Assets:
Accumulation unit values	$1,838,096	$13,014,660	$1,944,581	$22,299,344	$16,079,213	$197,129,035
Retained by AXA Equitable in Separate Account FP	—	—	—	1,068	833	1,193

Total Net Assets	$1,838,096	$13,014,660	$1,944,581	$22,300,412	$16,080,046	$197,130,228

Investments in shares of the Portfolios, at cost	$1,768,180	$12,270,709	$1,927,128	$25,920,407	$16,974,126	$176,022,785

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT NATURAL RESOURCES*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Assets:
Investments in shares of the Portfolios, at fair value	$204	$99	$11	$3,495,287	$2,997,390	$35,036,355
Receivable for shares of the Portfolios sold	—	—	—	—	—	3,260
Receivable for policy-related transactions	—	92	—	1,704	1,363	—

Total assets	204	191	11	3,496,991	2,998,753	35,039,615

Liabilities:
Payable for shares of the Portfolios purchased	—	92	—	1,695	1,363	—
Payable for policy-related transactions	—	—	—	—	—	3,260

Total liabilities	—	92	—	1,695	1,363	3,260

Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Net Assets:
Accumulation unit values	$204	$99	$11	$3,495,296	$2,783,656	$35,035,810
Retained by AXA Equitable in Separate Account FP	—	—	—	—	213,734	545

Total Net Assets	$204	$99	$11	$3,495,296	$2,997,390	$35,036,355

Investments in shares of the Portfolios, at cost	$204	$99	$11	$3,230,446	$2,549,085	$33,072,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$11,849,450	$31,079,771	$4,844,655	$68,105,320	$16,766,689	$28,847,017
Receivable for shares of the Portfolios sold	4,871	—	173,372	—	20,598	12,483
Receivable for policy-related transactions	—	45,590	—	—	—	—

Total assets	11,854,321	31,125,361	5,018,027	68,105,320	16,787,287	28,859,500

Liabilities:
Payable for shares of the Portfolios purchased	—	45,587	—	8,284	—	—
Payable for policy-related transactions	4,871	—	173,372	35,412	20,598	12,483

Total liabilities	4,871	45,587	173,372	43,696	20,598	12,483

Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Net Assets:
Accumulation unit values	$11,849,135	$31,079,774	$4,841,398	$67,502,623	$16,764,208	$28,765,252
Accumulation nonunitized	—	—	—	502,723	—	—
Retained by AXA Equitable in Separate Account FP	315	—	3,257	56,278	2,481	81,765

Total Net Assets	$11,849,450	$31,079,774	$4,844,655	$68,061,624	$16,766,689	$28,847,017

Investments in shares of the Portfolios, at cost	$10,493,460	$28,078,974	$4,795,670	$73,812,901	$15,363,068	$20,951,054

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,066,522	$5,507,087	$16,255,956	$5,977,044	$219,987,020	$159,724,765
Receivable for shares of the Portfolios sold	—	399	—	—	63,394	—
Receivable for policy-related transactions	1,674	—	2,651	2,405	—	5,638

Total assets	1,068,196	5,507,486	16,258,607	5,979,449	220,050,414	159,730,403

Liabilities:
Payable for shares of the Portfolios purchased	1,660	—	2,651	2,376	—	5,664
Payable for policy-related transactions	—	348	—	—	63,394	—

Total liabilities	1,660	348	2,651	2,376	63,394	5,664

Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Net Assets:
Accumulation unit values	$1,066,536	$5,507,138	$16,255,591	$5,977,073	$219,935,109	$159,652,896
Retained by AXA Equitable in Separate Account FP	—	—	365	—	51,911	71,843

Total Net Assets	$1,066,536	$5,507,138	$16,255,956	$5,977,073	$219,987,020	$159,724,739

Investments in shares of the Portfolios, at cost	$955,187	$5,397,101	$13,700,885	$5,797,758	$215,311,539	$152,604,820

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$60,985,774	$45,178,458	$208,599,027	$126,171,135	$95,075,614	$1,788,173,945
Receivable for shares of the Portfolios sold	56,534	—	319,508	18,063	232,463	3,063,288
Receivable for policy-related transactions	—	126	—	—	—	—

Total assets	61,042,308	45,178,584	208,918,535	126,189,198	95,308,077	1,791,237,233

Liabilities:
Payable for shares of the Portfolios purchased	—	126	—	—	—	—
Payable for policy-related transactions	56,534	—	320,237	18,063	232,463	3,474,991

Total liabilities	56,534	126	320,237	18,063	232,463	3,474,991

Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Net Assets:
Accumulation unit values	$60,979,423	$45,138,192	$208,502,094	$125,940,803	$94,994,718	$1,783,012,310
Accumulation nonunitized	—	—	—	—	—	4,037,077
Retained by AXA Equitable in Separate Account FP	6,351	40,266	96,204	230,332	80,896	712,855

Total Net Assets	$60,985,774	$45,178,458	$208,598,298	$126,171,135	$95,075,614	$1,787,762,242

Investments in shares of the Portfolios, at cost	$54,344,383	$41,328,109	$161,364,463	$94,954,610	$83,389,919	$1,077,386,762

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE-PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$27,902,369	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359
Receivable for shares of the Portfolios sold	79,603	197	—	55,344	—	—
Receivable for policy-related transactions	—	—	—	—	47,364	—

Total assets	27,981,972	8,069,863	3,022,484	32,787,141	80,231,755	359

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	47,364	—
Payable for policy-related transactions	79,624	197	—	55,344	—	—

Total liabilities	79,624	197	—	55,344	47,364	—

Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Net Assets:
Accumulation unit values	$27,899,202	$8,069,659	$3,022,484	$32,641,342	$80,166,721	$359
Retained by AXA Equitable in Separate Account FP	3,146	7	—	90,455	17,670	—

Total Net Assets	$27,902,348	$8,069,666	$3,022,484	$32,731,797	$80,184,391	$359

Investments in shares of the Portfolios, at cost	$28,215,133	$7,440,504	$2,927,937	$32,785,180	$79,478,707	$349

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,037,979,147	$111,738,151	$65,532,380	$36,985,137	$16,992,365	$139,334,087
Receivable for shares of the Portfolios sold	5,622,540	118,238	63,885	34,506	4,381	76,035

Total assets	1,043,601,687	111,856,389	65,596,265	37,019,643	16,996,746	139,410,122

Liabilities:
Payable for policy-related transactions	5,645,174	118,239	63,885	34,506	4,381	76,035

Total liabilities	5,645,174	118,239	63,885	34,506	4,381	76,035

Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Net Assets:
Accumulation unit values	$1,037,562,114	$111,732,606	$65,531,421	$36,793,427	$16,991,343	$139,274,643
Accumulation nonunitized	349,150	—	—	—	—	—
Retained by AXA Equitable in Separate Account FP	45,249	5,544	959	191,710	1,022	59,444

Total Net Assets	$1,037,956,513	$111,738,150	$65,532,380	$36,985,137	$16,992,365	$139,334,087

Investments in shares of the Portfolios, at cost	$688,879,046	$97,282,281	$55,879,111	$36,807,044	$16,897,252	$102,926,601

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$10,998,183	$70,894,316	$46,694,773	$56,423,921	$312,428,142	$5,658,335
Receivable for shares of the Portfolios sold	1,603	—	2,089	13,514	688,764	41
Receivable for policy-related transactions	—	26,638	—	—	—	—

Total assets	10,999,786	70,920,954	46,696,862	56,437,435	313,116,906	5,658,376

Liabilities:
Payable for shares of the Portfolios purchased	—	26,638	—	—	—	—
Payable for policy-related transactions	1,603	—	6,058	13,514	823,918	35

Total liabilities	1,603	26,638	6,058	13,514	823,918	35

Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Net Assets:
Accumulation unit values	$10,996,799	$70,894,298	$46,576,618	$56,338,230	$311,972,197	$5,658,341
Accumulation nonunitized	—	—	96,370	—	239,848	—
Retained by AXA Equitable in Separate Account FP	1,384	18	17,816	85,691	80,943	—

Total Net Assets	$10,998,183	$70,894,316	$46,690,804	$56,423,921	$312,292,988	$5,658,341

Investments in shares of the Portfolios, at cost	$9,586,353	$60,247,200	$46,055,994	$48,864,577	$289,178,025	$5,183,487

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Assets:
Investments in shares of the Portfolios, at fair value	$77,508,597	$30,394,682	$44,414,814	$37,891,570	$54,544,661	$59,291,602
Receivable for shares of the Portfolios sold	18,476	214,107	190,946	72,982	43,768	—
Receivable for policy-related transactions	—	—	—	—	—	18,108

Total assets	77,527,073	30,608,789	44,605,760	37,964,552	54,588,429	59,309,710

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	18,108
Payable for policy-related transactions	18,489	214,107	190,946	72,832	43,767	—

Total liabilities	18,489	214,107	190,946	72,832	43,767	18,108

Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Net Assets:
Accumulation unit values	$77,481,241	$30,385,723	$44,405,686	$37,891,720	$54,543,399	$59,149,632
Retained by AXA Equitable in Separate Account FP	27,343	8,959	9,128	—	1,263	141,970

Total Net Assets	$77,508,584	$30,394,682	$44,414,814	$37,891,720	$54,544,662	$59,291,602

Investments in shares of the Portfolios, at cost	$69,377,706	$26,710,501	$41,422,468	$33,071,277	$47,255,948	$53,459,337

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$34,569,292	$190,722,635	$293,575,187	$33,223,271	$396,164,119	$62,991,123
Receivable for shares of the Portfolios sold	11,186	216,390	26,886	2,419	80,886	155,386

Total assets	34,580,478	190,939,025	293,602,073	33,225,690	396,245,005	63,146,509

Liabilities:
Payable for policy-related transactions	11,185	216,389	26,871	2,419	95,040	155,386

Total liabilities	11,185	216,389	26,871	2,419	95,040	155,386

Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Net Assets:
Accumulation unit values	$34,512,191	$190,612,151	$293,366,016	$33,203,489	$395,858,053	$62,976,077
Accumulation nonunitized	—	—	—	—	128,939	—
Retained by AXA Equitable in Separate Account FP	57,102	110,485	209,186	19,782	162,973	15,046

Total Net Assets	$34,569,293	$190,722,636	$293,575,202	$33,223,271	$396,149,965	$62,991,123

Investments in shares of the Portfolios, at cost	$27,482,849	$140,938,473	$189,444,411	$31,310,885	$279,878,566	$56,744,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$52,140,938	$64,611,880	$127,839,864	$44,090,405	$2,834,610	$159,626,990
Receivable for shares of the Portfolios sold	245,515	126,240	256,486	136,722	80,998	150,061

Total assets	52,386,453	64,738,120	128,096,350	44,227,127	2,915,608	159,777,051

Liabilities:
Payable for policy-related transactions	245,515	126,240	256,414	136,722	80,983	150,060

Total liabilities	245,515	126,240	256,414	136,722	80,983	150,060

Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Net Assets:
Accumulation unit values	$52,139,099	$64,611,524	$127,839,936	$44,085,394	$2,834,553	$159,594,881
Retained by AXA Equitable in Separate Account FP	1,839	356	—	5,011	72	32,110

Total Net Assets	$52,140,938	$64,611,880	$127,839,936	$44,090,405	$2,834,625	$159,626,991

Investments in shares of the Portfolios, at cost	$43,844,019	$57,307,749	$108,348,302	$36,464,910	$2,506,762	$140,103,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$193,893,134	$851,461,644	$127,003,328	$449,464,832	$171,182,286	$144
Receivable for shares of the Portfolios sold	153,066	106,667	5,749	1,405,566	—	—
Receivable for policy-related transactions	—	—	—	—	—	144

Total assets	194,046,200	851,568,311	127,009,077	450,870,398	171,182,286	288

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	185,523	144
Payable for policy-related transactions	153,868	226,384	5,738	1,405,566	14,205,501	—

Total liabilities	153,868	226,384	5,738	1,405,566	14,391,024	144

Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Net Assets:
Accumulation unit values	$193,839,680	$848,672,689	$127,003,339	$449,429,995	$156,328,405	$144
Accumulation nonunitized	—	2,487,975	—	—	451,165	—
Retained by AXA Equitable in Separate Account FP	52,652	181,263	—	34,837	11,692	—

Total Net Assets	$193,892,332	$851,341,927	$127,003,339	$449,464,832	$156,791,262	$144

Investments in shares of the Portfolios, at cost	$140,224,245	$838,166,724	$110,126,683	$438,397,031	$171,185,704	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$33	$25,593,653	$81,038,650	$31,938,751	$41,488,629	$45,608,976
Receivable for shares of the Portfolios sold	—	—	438,058	—	30,310	166,506
Receivable for policy-related transactions	—	316,639	—	22,353	—	—

Total assets	33	25,910,292	81,476,708	31,961,104	41,518,939	45,775,482

Liabilities:
Payable for shares of the Portfolios purchased	—	316,639	—	22,353	—	—
Payable for policy-related transactions	—	—	438,058	—	32,796	166,506

Total liabilities	—	316,639	438,058	22,353	32,796	166,506

Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Net Assets:
Accumulation unit values	$33	$25,572,760	$81,032,397	$31,936,554	$41,352,945	$45,606,985
Accumulation nonunitized	—	—	—	—	59,905	—
Retained by AXA Equitable in Separate Account FP	—	20,893	6,253	2,197	73,293	1,991

Total Net Assets	$33	$25,593,653	$81,038,650	$31,938,751	$41,486,143	$45,608,976

Investments in shares of the Portfolios, at cost	$34	$24,640,153	$78,534,619	$32,189,605	$41,881,797	$37,196,350

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$109,529,624	$149,499,139	$7,497,493	$16,577,660	$11,073,765	$1,209,863
Receivable for shares of the Portfolios sold	156,085	4,610	123,236	4,972	—	—
Receivable for policy-related transactions	—	—	—	—	97,340	—

Total assets	109,685,709	149,503,749	7,620,729	16,582,632	11,171,105	1,209,863

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	97,340	—
Payable for policy-related transactions	156,085	4,610	123,235	4,972	—	—

Total liabilities	156,085	4,610	123,235	4,972	97,340	—

Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Net Assets:
Accumulation unit values	$109,493,898	$149,292,870	$7,495,915	$16,577,622	$11,061,355	$1,208,740
Retained by AXA Equitable in Separate Account FP	35,726	206,269	1,579	38	12,410	1,123

Total Net Assets	$109,529,624	$149,499,139	$7,497,494	$16,577,660	$11,073,765	$1,209,863

Investments in shares of the Portfolios, at cost	$110,869,640	$117,821,272	$6,475,024	$15,047,834	$14,451,327	$1,176,383

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882
Receivable for shares of the Portfolios sold	—	—	—	15,786	1,395,539	99,588
Receivable for policy-related transactions	14,372	—	1,291	—	—	—

Total assets	2,435,679	1,568,053	11,525,077	3,301,101	42,969,951	32,868,470

Liabilities:
Payable for shares of the Portfolios purchased	14,372	—	1,291	—	—	—
Payable for policy-related transactions	—	—	—	15,786	1,395,539	99,588

Total liabilities	14,372	—	1,291	15,786	1,395,539	99,588

Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Net Assets:
Accumulation unit values	$2,414,273	$1,567,989	$11,520,805	$3,285,150	$41,574,159	$32,751,071
Retained by AXA Equitable in Separate Account FP	7,034	64	2,981	165	253	17,811

Total Net Assets	$2,421,307	$1,568,053	$11,523,786	$3,285,315	$41,574,412	$32,768,882

Investments in shares of the Portfolios, at cost	$2,259,078	$1,568,053	$10,567,926	$3,271,970	$40,329,433	$33,282,471

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,695	$4,247,773
Receivable for shares of the Portfolios sold	—	—	108,732	11,116	80,040	16,099
Receivable for policy-related transactions	—	295	—	—	—	—

Total assets	1,153,059	194,784	9,970,155	13,363,886	17,942,735	4,263,872

Liabilities:
Payable for shares of the Portfolios purchased	—	295	—	—	—	—
Payable for policy-related transactions	—	—	108,732	11,116	80,015	16,044

Total liabilities	—	295	108,732	11,116	80,015	16,044

Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Net Assets:
Accumulation unit values	$1,132,522	$194,192	$9,861,247	$13,349,047	$17,862,685	$4,247,828
Retained by AXA Equitable in Separate Account FP	20,537	297	176	3,723	35	—

Total Net Assets	$1,153,059	$194,489	$9,861,423	$13,352,770	$17,862,720	$4,247,828

Investments in shares of the Portfolios, at cost	$1,072,193	$188,093	$10,132,958	$14,738,696	$17,197,971	$4,552,798

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$6,206,829	$691,686	$41,444,605	$14,853,445	$18	$4,514,807
Receivable for shares of the Portfolios sold	—	106	6,740	56,117	—	6,798
Receivable for policy-related transactions	18,569	—	—	—	—	—

Total assets	6,225,398	691,792	41,451,345	14,909,562	18	4,521,605

Liabilities:
Payable for shares of the Portfolios purchased	18,569	—	—	—	—	—
Payable for policy-related transactions	—	106	6,714	56,117	—	6,798

Total liabilities	18,569	106	6,714	56,117	—	6,798

Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Net Assets:
Accumulation unit values	$6,206,685	$685,575	$41,444,631	$14,853,398	$18	$4,514,793
Retained by AXA Equitable in Separate Account FP	144	6,111	—	47	—	14

Total Net Assets	$6,206,829	$691,686	$41,444,631	$14,853,445	$18	$4,514,807

Investments in shares of the Portfolios, at cost	$6,652,111	$767,972	$42,032,714	$16,719,426	$18	$3,956,060

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,873,542	$534,354,362	$62,580,388	$35,218,835	$36,238,966	$168,526,126
Receivable for shares of the Portfolios sold	—	1,336,752	108,588	23,509	25,580	66,925
Receivable for policy-related transactions	4,676	—	—	—	—	—

Total assets	11,878,218	535,691,114	62,688,976	35,242,344	36,264,546	168,593,051

Liabilities:
Payable for shares of the Portfolios purchased	4,676	—	—	—	—	—
Payable for policy-related transactions	—	1,509,779	108,606	23,509	25,580	67,213

Total liabilities	4,676	1,509,779	108,606	23,509	25,580	67,213

Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Net Assets:
Accumulation unit values	$11,873,285	$533,211,757	$62,558,374	$35,064,426	$35,973,103	$168,408,169
Accumulation nonunitized	—	814,734	—	—	—	—
Retained by AXA Equitable in Separate Account FP	257	154,844	21,996	154,409	265,863	117,669

Total Net Assets	$11,873,542	$534,181,335	$62,580,370	$35,218,835	$36,238,966	$168,525,838

Investments in shares of the Portfolios, at cost	$10,111,508	$273,751,876	$62,821,889	$32,248,052	$28,622,651	$131,267,109

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,355,592	$11,313,757	$16,187,945	$2,298,099	$14,448,970	$7,265,707
Receivable for shares of the Portfolios sold	585,490	—	—	41,262	329,884	13,548
Receivable for policy-related transactions	—	17,707	16,121	—	—	—

Total assets	1,941,082	11,331,464	16,204,066	2,339,361	14,778,854	7,279,255

Liabilities:
Payable for shares of the Portfolios purchased	—	18,739	16,121	—	—	—
Payable for policy-related transactions	585,473	—	—	41,262	329,884	13,517

Total liabilities	585,473	18,739	16,121	41,262	329,884	13,517

Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Net Assets:
Accumulation unit values	$1,355,609	$11,304,860	$16,187,294	$2,298,062	$14,448,899	$7,265,738
Retained by AXA Equitable in Separate Account FP	—	7,865	651	37	71	—

Total Net Assets	$1,355,609	$11,312,725	$16,187,945	$2,298,099	$14,448,970	$7,265,738

Investments in shares of the Portfolios, at cost	$1,400,173	$13,404,385	$16,694,428	$2,336,627	$13,920,454	$6,864,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,948,665	$1,713,108	$18,318,450	$48,514,530	$4,968,641	$10,697,594
Receivable for shares of the Portfolios sold	2,947	—	—	119,983	—	2,513
Receivable for policy-related transactions	—	424	174	—	241	—

Total assets	4,951,612	1,713,532	18,318,624	48,634,513	4,968,882	10,700,107

Liabilities:
Payable for shares of the Portfolios purchased	—	46	149	—	241	—
Payable for policy-related transactions	2,947	—	—	119,983	—	2,513

Total liabilities	2,947	46	149	119,983	241	2,513

Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Net Assets:
Accumulation unit values	$4,946,984	$1,713,486	$18,318,475	$48,514,126	$4,966,589	$10,697,043
Retained by AXA Equitable in Separate Account FP	1,681	—	—	404	2,052	551

Total Net Assets	$4,948,665	$1,713,486	$18,318,475	$48,514,530	$4,968,641	$10,697,594

Investments in shares of the Portfolios, at cost	$4,589,793	$1,550,459	$15,200,472	$50,981,836	$5,859,512	$11,991,919

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$14,850,249
Receivable for shares of the Portfolios sold	72

Total assets	14,850,321

Liabilities:
Payable for policy-related transactions	72

Total liabilities	72

Net Assets	$14,850,249

Net Assets:
Accumulation unit values	$14,834,479
Retained by AXA Equitable in Separate Account FP	15,770

Total Net Assets	$14,850,249

Investments in shares of the Portfolios, at cost	$12,937,103

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	155,633

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,095,546

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	191,961

1290 VT EQUITY INCOME	IA	1,117,105
1290 VT EQUITY INCOME	IB	3,865,415

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	65,824
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,267,644

1290 VT GAMCO SMALL COMPANY VALUE	IA	150,262
1290 VT GAMCO SMALL COMPANY VALUE	IB	3,140,978

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	16

1290 VT NATURAL RESOURCES	IB	13

1290 VT SMALL CAP VALUE	IB	1

1290 VT SMARTBETA EQUITY	IB	242,420

1290 VT SOCIALLY RESPONSIBLE	IA	42,607
1290 VT SOCIALLY RESPONSIBLE	IB	171,311

ALL ASSET GROWTH-ALT 20	IB	1,675,068

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	452,961

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,220,250

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	334,576

CHARTERSM MULTI-SECTOR BOND	A	13,700,471
CHARTERSM MULTI-SECTOR BOND	B	3,866,545

CHARTERSM SMALL CAP GROWTH	B	1,185,093

CHARTERSM SMALL CAP VALUE	A	707,181
CHARTERSM SMALL CAP VALUE	B	885,172

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	47,443

EQ/400 MANAGED VOLATILITY	IB	252,950

EQ/500 MANAGED VOLATILITY	IB	596,322

EQ/2000 MANAGED VOLATILITY	IB	289,689

EQ/AB SMALL CAP GROWTH	IA	7,867,392
EQ/AB SMALL CAP GROWTH	IB	4,621,018

EQ/AGGRESSIVE ALLOCATION	A	5,646,376
EQ/AGGRESSIVE ALLOCATION	B	8,242,328

EQ/AMERICAN CENTURY MID CAP VALUE	IB	2,638,760

EQ/BALANCED STRATEGY	IB	2,812,121

EQ/BLACKROCK BASIC VALUE EQUITY	IA	1,727,437
EQ/BLACKROCK BASIC VALUE EQUITY	IB	7,142,700

EQ/CAPITAL GUARDIAN RESEARCH	IA	637,890
EQ/CAPITAL GUARDIAN RESEARCH	IB	4,175,704

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	1,023,471
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	6,241,556

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/COMMON STOCK INDEX	IA	41,652,461
EQ/COMMON STOCK INDEX	IB	7,154,281

EQ/CONSERVATIVE ALLOCATION	A	2,049,879
EQ/CONSERVATIVE ALLOCATION	B	915,429

EQ/CONSERVATIVE GROWTH STRATEGY	IB	544,097

EQ/CONSERVATIVE STRATEGY	IB	244,600

EQ/CONSERVATIVE-PLUS ALLOCATION	A	1,860,474
EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,501,043

EQ/CORE BOND INDEX	IA	2,504,198
EQ/CORE BOND INDEX	IB	5,440,224

EQ/EMERGING MARKETS EQUITY PLUS	IB	36

EQ/EQUITY 500 INDEX	IA	13,240,004
EQ/EQUITY 500 INDEX	IB	7,139,579

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	2,802,873

EQ/FRANKLIN RISING DIVIDENDS	IB	2,048,559

EQ/FRANKLIN STRATEGIC INCOME	IB	3,516,727

EQ/GLOBAL BOND PLUS	IA	808,907
EQ/GLOBAL BOND PLUS	IB	1,027,758

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	1,708,115
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	6,073,368

EQ/GOLDMAN SACHS MID CAP VALUE	IB	569,689

EQ/GROWTH STRATEGY	IB	3,667,121

EQ/INTERMEDIATE GOVERNMENT BOND	IA	2,668,250
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,838,909

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	1,304,789
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	3,752,247

EQ/INTERNATIONAL EQUITY INDEX	IA	25,010,266
EQ/INTERNATIONAL EQUITY INDEX	IB	6,773,327

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	413,752

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	1,265,758
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	4,503,704

EQ/INVESCO COMSTOCK	IA	752,219
EQ/INVESCO COMSTOCK	IB	946,591

EQ/INVESCO GLOBAL REAL ESTATE	IB	2,653,729

EQ/INVESCO INTERNATIONAL GROWTH	IB	937,876

EQ/JANUS ENTERPRISE	IA	1,106,714
EQ/JANUS ENTERPRISE	IB	1,460,880

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	688,563
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	2,479,291

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	467,588
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	2,601,757

EQ/LARGE CAP GROWTH INDEX	IA	1,537,977
EQ/LARGE CAP GROWTH INDEX	IB	10,238,056

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	1,533,862
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	6,817,519

EQ/LARGE CAP VALUE INDEX	IA	1,623,319
EQ/LARGE CAP VALUE INDEX	IB	1,993,991

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	14,437,552
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	7,226,715

EQ/LAZARD EMERGING MARKETS EQUITY	IB	2,863,822

EQ/LOOMIS SAYLES GROWTH	IA	2,112,110
EQ/LOOMIS SAYLES GROWTH	IB	3,501,914

EQ/MFS INTERNATIONAL GROWTH	IB	7,838,603

EQ/MFS INTERNATIONAL VALUE	IB	4,168,318

EQ/MFS MID CAP FOCUSED GROWTH	IB	2,934,619

EQ/MFS UTILITIES SERIES	IB	81,575

EQ/MID CAP INDEX	IA	2,834,753
EQ/MID CAP INDEX	IB	8,192,273

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	10,886,860
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	888,044

EQ/MODERATE ALLOCATION	A	48,834,368
EQ/MODERATE ALLOCATION	B	11,813,764

EQ/MODERATE GROWTH STRATEGY	IB	7,150,715

EQ/MODERATE-PLUS ALLOCATION	A	16,446,130
EQ/MODERATE-PLUS ALLOCATION	B	24,086,957

EQ/MONEY MARKET	IA	113,915,141
EQ/MONEY MARKET	IB	57,207,506

EQ/OPPENHEIMER GLOBAL	IB	7

EQ/PIMCO GLOBAL REAL RETURN	IB	3

EQ/PIMCO REAL RETURN	IB	2,058,009

EQ/PIMCO TOTAL RETURN	IB	7,369,052

EQ/PIMCO ULTRA SHORT BOND	IA	1,484,639
EQ/PIMCO ULTRA SHORT BOND	IB	1,756,112

EQ/QUALITY BOND PLUS	IA	2,613,794
EQ/QUALITY BOND PLUS	IB	2,178,472

EQ/SCIENCE AND TECHNOLOGY	IB	1,240,020

EQ/SMALL COMPANY INDEX	IA	5,142,315
EQ/SMALL COMPANY INDEX	IB	4,837,142

EQ/T. ROWE PRICE GROWTH STOCK	IA	469,319
EQ/T. ROWE PRICE GROWTH STOCK	IB	2,287,581

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	142,592

EQ/UBS GROWTH & INCOME	IB	1,622,006

EQ/WELLINGTON ENERGY	IB	2,871,060

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	63,980

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	104,818

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	1,568,053

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	534,003

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	629,371

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	3,240,406

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,032,091

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	74,152

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	14,482

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	524,265

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	887,227

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	660,847

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	357,557

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	373,905

IVY VIP GLOBAL EQUITY INCOME	CLASS II	115,124

IVY VIP HIGH INCOME	CLASS II	11,947,822

IVY VIP SMALL CAP GROWTH	CLASS II	1,692,700

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	1

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	137,773

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	533,163

MULTIMANAGER AGGRESSIVE EQUITY	IA	7,418,194
MULTIMANAGER AGGRESSIVE EQUITY	IB	605,165

MULTIMANAGER CORE BOND	IA	1,969,241
MULTIMANAGER CORE BOND	IB	4,300,767

MULTIMANAGER MID CAP GROWTH	IA	1,330,911
MULTIMANAGER MID CAP GROWTH	IB	2,188,846

MULTIMANAGER MID CAP VALUE	IA	654,012
MULTIMANAGER MID CAP VALUE	IB	1,754,632

MULTIMANAGER TECHNOLOGY	IA	925,650
MULTIMANAGER TECHNOLOGY	IB	4,724,092

NATURAL RESOURCES PORTFOLIO	CLASS II	57,832

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,743,260

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	599,332

TARGET 2015 ALLOCATION	B	264,311

TARGET 2025 ALLOCATION	B	1,250,310

TARGET 2035 ALLOCATION	B	580,109

TARGET 2045 ALLOCATION	B	389,085

TARGET 2055 ALLOCATION	B	135,626

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	1,710,406

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	3,037,854

TEMPLETON GROWTH VIP FUND	CLASS 2	455,839

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S COMMON	585,849

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	SHARES	311,326

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$15.11	29
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$151.05	6
1290 VT CONVERTIBLE SECURITIES	0.60%	IB	$147.77	4

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$12.84	56
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.00%	IB	$139.50	82
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.60%	IB	$134.03	6
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$10.94	52
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$102.76	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$109.38	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.60%	IB	$107.65	2

1290 VT EQUITY INCOME	0.00%	IA	$205.79	4
1290 VT EQUITY INCOME	0.60%	IA	$190.65	20
1290 VT EQUITY INCOME	0.80%	IA	$185.83	—
1290 VT EQUITY INCOME	0.90%	IA	$183.47	2
1290 VT EQUITY INCOME	0.00%	IB	$283.57	52
1290 VT EQUITY INCOME	0.60%	IB	$188.42	14

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$15.40	40
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IA	$154.04	1
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$158.46	13
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$197.64	38
1290 VT GAMCO MERGERS & ACQUISITIONS	0.60%	IB	$146.80	34
1290 VT GAMCO MERGERS & ACQUISITIONS	0.80%	IB	$143.09	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$141.27	5

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$26.09	279
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IA	$260.86	6
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$109.38	—
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$299.66	12
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$458.78	278
1290 VT GAMCO SMALL COMPANY VALUE	0.60%	IB	$277.61	187
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$270.60	1
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$267.16	18

1290 VT LOW VOLATILITY GLOBAL EQUITY	0.00%	IB	$106.66	—

1290 VT NATURAL RESOURCES	0.00%	IB	$102.67	—

1290 VT SMALL CAP VALUE	0.00%	IB	$109.04	—

1290 VT SMARTBETA EQUITY	0.00%	IB	$15.03	128
1290 VT SMARTBETA EQUITY	0.00%	IB	$150.28	7
1290 VT SMARTBETA EQUITY	0.60%	IB	$147.01	4

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$427.00	1
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$267.51	5
1290 VT SOCIALLY RESPONSIBLE	0.60%	IB	$236.63	5
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$227.10	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	—

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

ALL ASSET GROWTH-ALT 20	0.00%	IB	$13.23	81
ALL ASSET GROWTH-ALT 20	0.00%	IB	$107.99	—
ALL ASSET GROWTH-ALT 20	0.00%	IB	$183.25	149
ALL ASSET GROWTH-ALT 20	0.60%	IB	$172.86	37
ALL ASSET GROWTH-ALT 20	0.80%	IB	$169.52	—
ALL ASSET GROWTH-ALT 20	0.90%	IB	$167.87	1

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$17.18	88
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$112.98	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.00%	CLASS 4	$171.78	40
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.60%	CLASS 4	$165.04	16
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.80%	CLASS 4	$162.85	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	0.90%	CLASS 4	$161.76	5

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$14.21	400
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$142.11	124
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.60%	CLASS 4	$136.54	51
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.80%	CLASS 4	$134.72	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.90%	CLASS 4	$133.83	6

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$16.78	246
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$167.75	4

CHARTERSM MULTI-SECTOR BOND	0.00%	A	$15.67	47
CHARTERSM MULTI-SECTOR BOND	0.00%	A	$255.06	63
CHARTERSM MULTI-SECTOR BOND	0.60%	A	$417.81	76
CHARTERSM MULTI-SECTOR BOND	0.80%	A	$163.84	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$242.73	15
CHARTERSM MULTI-SECTOR BOND	0.00%	B	$154.29	43
CHARTERSM MULTI-SECTOR BOND	0.60%	B	$117.67	70

CHARTERSM SMALL CAP GROWTH	0.00%	B	$208.81	1
CHARTERSM SMALL CAP GROWTH	0.00%	B	$306.19	41
CHARTERSM SMALL CAP GROWTH	0.60%	B	$193.53	20
CHARTERSM SMALL CAP GROWTH	0.80%	B	$188.67	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$186.28	1

CHARTERSM SMALL CAP VALUE	0.00%	A	$365.23	34
CHARTERSM SMALL CAP VALUE	0.60%	A	$331.22	1
CHARTERSM SMALL CAP VALUE	0.00%	B	$383.11	17
CHARTERSM SMALL CAP VALUE	0.60%	B	$330.30	1
CHARTERSM SMALL CAP VALUE	0.60%	B	$339.24	25
CHARTERSM SMALL CAP VALUE	0.80%	B	$325.28	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$317.95	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	2

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	0.00%	CLASS II	$14.68	73

EQ/400 MANAGED VOLATILITY	0.00%	IB	$239.80	14
EQ/400 MANAGED VOLATILITY	0.60%	IB	$226.21	10
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$278.21	45
EQ/500 MANAGED VOLATILITY	0.60%	IB	$262.44	14
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	1

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$222.87	20
EQ/2000 MANAGED VOLATILITY	0.60%	IB	$210.24	7
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1

EQ/AB SMALL CAP GROWTH	0.00%	IA	$49.46	144
EQ/AB SMALL CAP GROWTH	0.00%	IA	$650.40	57
EQ/AB SMALL CAP GROWTH	0.60%	IA	$567.44	158
EQ/AB SMALL CAP GROWTH	0.80%	IA	$542.10	2
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	17
EQ/AB SMALL CAP GROWTH	0.00%	IB	$108.05	—
EQ/AB SMALL CAP GROWTH	0.00%	IB	$533.87	36
EQ/AB SMALL CAP GROWTH	0.60%	IB	$420.52	136

EQ/AGGRESSIVE ALLOCATION	0.00%	A	$30.12	76
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$180.63	—
EQ/AGGRESSIVE ALLOCATION	0.00%	A	$299.21	102
EQ/AGGRESSIVE ALLOCATION	0.60%	A	$271.34	113
EQ/AGGRESSIVE ALLOCATION	0.80%	A	$262.59	1
EQ/AGGRESSIVE ALLOCATION	0.90%	A	$258.33	5
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$293.12	286
EQ/AGGRESSIVE ALLOCATION	0.60%	B	$265.81	41

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$28.02	277
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$280.16	113
EQ/AMERICAN CENTURY MID CAP VALUE	0.60%	IB	$264.28	75
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	6

EQ/BALANCED STRATEGY	0.00%	IB	$180.48	250

EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$34.10	168
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$318.57	1
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IA	$444.81	76
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IA	$403.40	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$110.09	—
EQ/BLACKROCK BASIC VALUE EQUITY	0.00%	IB	$585.44	113
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$334.03	21
EQ/BLACKROCK BASIC VALUE EQUITY	0.60%	IB	$510.79	167
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$487.98	2
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$476.96	18

EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$47.64	32
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$412.75	2
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IA	$560.70	24

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IA	$347.26	3
EQ/CAPITAL GUARDIAN RESEARCH	0.00%	IB	$425.90	37
EQ/CAPITAL GUARDIAN RESEARCH	0.60%	IB	$376.84	225
EQ/CAPITAL GUARDIAN RESEARCH	0.80%	IB	$361.71	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$354.37	23

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$46.84	70
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$440.88	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IA	$621.55	17
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$112.31	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.00%	IB	$355.63	120
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.60%	IB	$304.92	116
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.80%	IB	$302.02	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.90	10

EQ/COMMON STOCK INDEX	0.00%	IA	$42.79	235
EQ/COMMON STOCK INDEX	0.00%	IA	$882.60	232
EQ/COMMON STOCK INDEX	0.60%	IA	$2,187.32	541
EQ/COMMON STOCK INDEX	0.80%	IA	$521.02	25
EQ/COMMON STOCK INDEX	0.90%	IA	$882.13	126
EQ/COMMON STOCK INDEX	0.00%	IB	$112.91	—
EQ/COMMON STOCK INDEX	0.00%	IB	$275.63	327
EQ/COMMON STOCK INDEX	0.60%	IB	$293.39	581

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$16.15	144
EQ/CONSERVATIVE ALLOCATION	0.00%	A	$177.26	36
EQ/CONSERVATIVE ALLOCATION	0.60%	A	$160.75	54
EQ/CONSERVATIVE ALLOCATION	0.80%	A	$155.57	—
EQ/CONSERVATIVE ALLOCATION	0.90%	A	$153.05	12
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$103.75	—
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$173.64	37
EQ/CONSERVATIVE ALLOCATION	0.60%	B	$157.47	14

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$166.29	49

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$140.14	22

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$19.41	192
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$156.09	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$205.49	31
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	A	$186.35	40
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	A	$180.34	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	A	$177.42	2
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$105.73	—
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$201.31	60
EQ/CONSERVATIVE-PLUS ALLOCATION	0.60%	B	$182.56	14

EQ/CORE BOND INDEX	0.00%	IA	$146.29	92
EQ/CORE BOND INDEX	0.00%	IA	$152.90	2
EQ/CORE BOND INDEX	0.60%	IA	$140.72	3
EQ/CORE BOND INDEX	0.60%	IA	$168.22	61
EQ/CORE BOND INDEX	0.80%	IA	$132.24	—
EQ/CORE BOND INDEX	0.90%	IA	$129.85	6
EQ/CORE BOND INDEX	0.00%	IB	$102.26	—
EQ/CORE BOND INDEX	0.00%	IB	$152.00	114
EQ/CORE BOND INDEX	0.60%	IB	$164.38	9

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE BOND INDEX	0.60%	IB	$167.23	215

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$112.00	—

EQ/EQUITY 500 INDEX	0.00%	IA	$42.27	987
EQ/EQUITY 500 INDEX	0.00%	IA	$1,016.61	250
EQ/EQUITY 500 INDEX	0.60%	IA	$879.36	367
EQ/EQUITY 500 INDEX	0.80%	IA	$587.97	7
EQ/EQUITY 500 INDEX	0.90%	IA	$813.31	64
EQ/EQUITY 500 INDEX	0.00%	IB	$113.39	—
EQ/EQUITY 500 INDEX	0.00%	IB	$307.67	796
EQ/EQUITY 500 INDEX	0.60%	IB	$280.82	418

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$41.99	152
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$277.75	105
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$526.77	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.60%	IB	$262.01	265
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	3

EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$110.11	—
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$301.65	130
EQ/FRANKLIN RISING DIVIDENDS	0.60%	IB	$284.56	87
EQ/FRANKLIN RISING DIVIDENDS	0.80%	IB	$279.06	—
EQ/FRANKLIN RISING DIVIDENDS	0.90%	IB	$276.35	6

EQ/FRANKLIN STRATEGIC INCOME	0.00%	IB	$148.04	175
EQ/FRANKLIN STRATEGIC INCOME	0.60%	IB	$139.65	67
EQ/FRANKLIN STRATEGIC INCOME	0.80%	IB	$136.95	—
EQ/FRANKLIN STRATEGIC INCOME	0.90%	IB	$135.62	11

EQ/GLOBAL BOND PLUS	0.00%	IA	$13.21	59
EQ/GLOBAL BOND PLUS	0.00%	IA	$151.03	17
EQ/GLOBAL BOND PLUS	0.60%	IA	$131.03	24
EQ/GLOBAL BOND PLUS	0.80%	IA	$127.72	—
EQ/GLOBAL BOND PLUS	0.90%	IA	$126.10	8
EQ/GLOBAL BOND PLUS	0.00%	IB	$143.93	51
EQ/GLOBAL BOND PLUS	0.60%	IB	$129.49	16

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$31.76	36
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$449.27	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IA	$723.36	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$387.83	84
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$338.99	192
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.60%	IB	$459.61	11
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$324.05	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$316.83	17

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$111.66	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$238.65	33
EQ/GOLDMAN SACHS MID CAP VALUE	0.60%	IB	$225.12	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	1

EQ/GROWTH STRATEGY	0.00%	IB	$212.19	334

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$11.87	123
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$247.60	40

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IA	$260.65	53
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IA	$182.91	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$206.24	11
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$130.50	8
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$177.80	32
EQ/INTERMEDIATE GOVERNMENT BOND	0.60%	IB	$157.00	79

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IA	$290.03	48
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IA	$204.63	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$187.96	112
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.60%	IB	$165.77	109
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$159.59	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$155.89	17

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$21.04	341
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$243.62	249
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IA	$209.90	780
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IA	$169.22	6
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$194.77	69
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$109.96	—
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$166.32	203
EQ/INTERNATIONAL EQUITY INDEX	0.60%	IB	$155.89	204
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	—

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$146.58	36
EQ/INTERNATIONAL MANAGED VOLATILITY	0.60%	IB	$138.27	3
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$20.05	37
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$214.97	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$273.73	57
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IA	$190.84	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$200.10	115
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$190.89	4
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.60%	IB	$194.91	168
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$169.90	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$182.68	20

EQ/INVESCO COMSTOCK	0.00%	IA	$14.73	34
EQ/INVESCO COMSTOCK	0.00%	IA	$211.58	34
EQ/INVESCO COMSTOCK	0.60%	IA	$196.01	25
EQ/INVESCO COMSTOCK	0.80%	IA	$191.06	—
EQ/INVESCO COMSTOCK	0.90%	IA	$188.63	5
EQ/INVESCO COMSTOCK	0.00%	IB	$112.38	—
EQ/INVESCO COMSTOCK	0.00%	IB	$269.33	54
EQ/INVESCO COMSTOCK	0.60%	IB	$193.61	13

EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$20.17	271
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$106.43	—
EQ/INVESCO GLOBAL REAL ESTATE	0.00%	IB	$201.75	146
EQ/INVESCO GLOBAL REAL ESTATE	0.60%	IB	$190.32	43
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	—
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7

EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$18.22	323

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO INTERNATIONAL GROWTH	0.00%	IB	$182.19	125
EQ/INVESCO INTERNATIONAL GROWTH	0.60%	IB	$171.86	49
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	—
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	5

EQ/JANUS ENTERPRISE	0.00%	IA	$270.27	31
EQ/JANUS ENTERPRISE	0.60%	IA	$250.39	57
EQ/JANUS ENTERPRISE	0.80%	IA	$244.06	—
EQ/JANUS ENTERPRISE	0.90%	IA	$240.96	5
EQ/JANUS ENTERPRISE	0.00%	IB	$15.49	19
EQ/JANUS ENTERPRISE	0.00%	IB	$391.15	63
EQ/JANUS ENTERPRISE	0.60%	IB	$247.44	24

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$39.29	192
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$343.14	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$447.00	12
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$417.39	43
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$255.57	7
EQ/JPMORGAN VALUE OPPORTUNITIES	0.60%	IB	$364.16	59
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$347.90	1
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$340.05	14

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$38.59	19
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IA	$433.00	10
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IA	$296.41	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$278.82	72
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.60%	IB	$246.34	35
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$236.34	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$231.49	2

EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$55.72	69
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$497.63	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IA	$598.22	36
EQ/LARGE CAP GROWTH INDEX	0.60%	IA	$391.21	1
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$114.65	—
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$297.69	138
EQ/LARGE CAP GROWTH INDEX	0.60%	IB	$263.02	448
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$252.33	5
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$247.16	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$46.78	13
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$457.89	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$602.68	87
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IA	$365.64	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$575.22	78
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$288.36	39
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.60%	IB	$501.86	336
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$479.45	5
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$468.63	24

EQ/LARGE CAP VALUE INDEX	0.00%	IA	$136.55	41
EQ/LARGE CAP VALUE INDEX	0.60%	IA	$126.50	40
EQ/LARGE CAP VALUE INDEX	0.80%	IA	$123.30	—
EQ/LARGE CAP VALUE INDEX	0.90%	IA	$121.73	34
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$111.43	—

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$157.29	93
EQ/LARGE CAP VALUE INDEX	0.60%	IB	$125.03	29

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$31.64	16
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$267.24	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$272.41	83
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$360.68	183
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$244.48	10
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IA	$279.12	524
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IA	$231.30	13
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$261.61	89
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$268.88	81
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$236.60	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.60%	IB	$275.50	395
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$258.22	—

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$12.86	573
EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$128.64	325
EQ/LAZARD EMERGING MARKETS EQUITY	0.60%	IB	$121.35	104
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.00	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$117.84	9

EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$33.91	95
EQ/LOOMIS SAYLES GROWTH	0.00%	IA	$361.48	7
EQ/LOOMIS SAYLES GROWTH	0.60%	IA	$334.89	36
EQ/LOOMIS SAYLES GROWTH	0.80%	IA	$326.43	—
EQ/LOOMIS SAYLES GROWTH	0.90%	IA	$322.28	5
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$441.42	61
EQ/LOOMIS SAYLES GROWTH	0.60%	IB	$331.04	18

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$179.55	83
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$286.53	106
EQ/MFS INTERNATIONAL GROWTH	0.60%	IB	$166.34	97
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$162.14	—
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$160.08	19

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$24.97	692
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$109.49	—
EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$249.69	297
EQ/MFS INTERNATIONAL VALUE	0.60%	IB	$235.55	137
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	—
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	18

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$31.66	136
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$316.58	83
EQ/MFS MID CAP FOCUSED GROWTH	0.60%	IB	$298.64	42
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$292.86	—
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$290.02	3

EQ/MFS UTILITIES SERIES	0.00%	IB	$24.76	101
EQ/MFS UTILITIES SERIES	0.00%	IB	$247.62	1

EQ/MID CAP INDEX	0.00%	IA	$44.27	149
EQ/MID CAP INDEX	0.00%	IA	$342.30	8
EQ/MID CAP INDEX	0.00%	IA	$506.51	60
EQ/MID CAP INDEX	0.60%	IA	$341.11	5
EQ/MID CAP INDEX	0.00%	IB	$109.96	—

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.00%	IB	$323.53	158
EQ/MID CAP INDEX	0.60%	IB	$287.99	219
EQ/MID CAP INDEX	0.80%	IB	$276.98	1
EQ/MID CAP INDEX	0.90%	IB	$271.64	13

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$38.42	20
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$341.27	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$441.17	21
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$473.94	95
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$322.09	4
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$373.90	18
EQ/MID CAP VALUE MANAGED VOLATILITY	0.60%	IA	$384.90	277
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IA	$367.72	3
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IA	$359.42	23
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$110.97	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$439.29	33

EQ/MODERATE ALLOCATION	0.00%	A	$21.11	381
EQ/MODERATE ALLOCATION	0.00%	A	$158.84	4
EQ/MODERATE ALLOCATION	0.00%	A	$454.71	170
EQ/MODERATE ALLOCATION	0.60%	A	$956.47	576
EQ/MODERATE ALLOCATION	0.80%	A	$305.73	9
EQ/MODERATE ALLOCATION	0.90%	A	$384.65	114
EQ/MODERATE ALLOCATION	0.00%	B	$106.62	—
EQ/MODERATE ALLOCATION	0.00%	B	$223.88	498
EQ/MODERATE ALLOCATION	0.60%	B	$201.96	263

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$195.92	648

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$25.30	653
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$171.31	2
EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$266.91	339
EQ/MODERATE-PLUS ALLOCATION	0.60%	A	$242.04	267
EQ/MODERATE-PLUS ALLOCATION	0.80%	A	$234.25	3
EQ/MODERATE-PLUS ALLOCATION	0.90%	A	$230.44	42
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$107.46	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$108.52	—
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$261.46	888
EQ/MODERATE-PLUS ALLOCATION	0.60%	B	$237.11	148

EQ/MONEY MARKET	0.00%	IA	$10.32	552
EQ/MONEY MARKET	0.00%	IA	$10.36	1,153
EQ/MONEY MARKET	0.00%	IA	$177.62	108
EQ/MONEY MARKET	0.60%	IA	$244.78	249
EQ/MONEY MARKET	0.80%	IA	$136.58	1
EQ/MONEY MARKET	0.90%	IA	$150.25	19
EQ/MONEY MARKET	0.00%	IB	$100.94	10
EQ/MONEY MARKET	0.00%	IB	$135.73	264
EQ/MONEY MARKET	0.60%	IB	$125.38	152

EQ/OPPENHEIMER GLOBAL	0.00%	IB	$113.06	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$101.00	—

EQ/PIMCO REAL RETURN	0.00%	IB	$13.35	125
EQ/PIMCO REAL RETURN	0.00%	IB	$133.54	135
EQ/PIMCO REAL RETURN	0.60%	IB	$125.98	42

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO REAL RETURN	0.80%	IB	$123.54	—
EQ/PIMCO REAL RETURN	0.90%	IB	$122.34	4

EQ/PIMCO TOTAL RETURN	0.00%	IB	$14.11	297
EQ/PIMCO TOTAL RETURN	0.00%	IB	$103.13	—
EQ/PIMCO TOTAL RETURN	0.00%	IB	$141.12	339
EQ/PIMCO TOTAL RETURN	0.60%	IB	$133.12	188
EQ/PIMCO TOTAL RETURN	0.80%	IB	$130.55	1
EQ/PIMCO TOTAL RETURN	0.90%	IB	$129.28	31

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$124.33	50
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$104.86	2
EQ/PIMCO ULTRA SHORT BOND	0.60%	IA	$115.18	64
EQ/PIMCO ULTRA SHORT BOND	0.80%	IA	$112.27	—
EQ/PIMCO ULTRA SHORT BOND	0.90%	IA	$110.84	8
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$101.48	—
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$127.42	106
EQ/PIMCO ULTRA SHORT BOND	0.60%	IB	$114.56	33

EQ/QUALITY BOND PLUS	0.00%	IA	$13.15	84
EQ/QUALITY BOND PLUS	0.00%	IA	$271.80	24
EQ/QUALITY BOND PLUS	0.60%	IA	$218.93	61
EQ/QUALITY BOND PLUS	0.80%	IA	$197.48	1
EQ/QUALITY BOND PLUS	0.90%	IA	$202.23	6
EQ/QUALITY BOND PLUS	0.00%	IB	$183.40	39
EQ/QUALITY BOND PLUS	0.60%	IB	$161.70	73

EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$37.21	79
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$248.17	101
EQ/SCIENCE AND TECHNOLOGY	0.00%	IB	$372.12	11
EQ/SCIENCE AND TECHNOLOGY	0.60%	IB	$238.44	51
EQ/SCIENCE AND TECHNOLOGY	0.80%	IB	$235.27	—
EQ/SCIENCE AND TECHNOLOGY	0.90%	IB	$233.70	6

EQ/SMALL COMPANY INDEX	0.00%	IA	$38.65	126
EQ/SMALL COMPANY INDEX	0.00%	IA	$229.53	2
EQ/SMALL COMPANY INDEX	0.00%	IA	$573.36	48
EQ/SMALL COMPANY INDEX	0.60%	IA	$355.58	8
EQ/SMALL COMPANY INDEX	0.60%	IA	$458.68	41
EQ/SMALL COMPANY INDEX	0.80%	IA	$441.00	—
EQ/SMALL COMPANY INDEX	0.90%	IA	$433.65	5
EQ/SMALL COMPANY INDEX	0.00%	IB	$111.20	—
EQ/SMALL COMPANY INDEX	0.00%	IB	$416.26	103
EQ/SMALL COMPANY INDEX	0.60%	IB	$399.21	—
EQ/SMALL COMPANY INDEX	0.60%	IB	$404.39	25
EQ/SMALL COMPANY INDEX	0.90%	IB	$379.01	—

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$56.92	437
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$327.71	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IA	$328.39	—
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IA	$303.93	3
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$112.43	—
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$323.59	27
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$384.64	136
EQ/T. ROWE PRICE GROWTH STOCK	0.60%	IB	$300.11	192

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$292.64	1
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$288.97	16

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$50.21	118
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$115.23	—
EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$502.06	3

EQ/UBS GROWTH & INCOME	0.00%	IB	$228.64	1
EQ/UBS GROWTH & INCOME	0.00%	IB	$328.67	22
EQ/UBS GROWTH & INCOME	0.60%	IB	$211.82	40
EQ/UBS GROWTH & INCOME	0.80%	IB	$206.46	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$203.84	2

EQ/WELLINGTON ENERGY	0.00%	IB	$7.33	136
EQ/WELLINGTON ENERGY	0.00%	IB	$73.35	100
EQ/WELLINGTON ENERGY	0.60%	IB	$69.19	38
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	—
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	1

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$29.65	10
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	0.00%	SERVICE CLASS 2	$306.65	3

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$35.91	58
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$381.73	1

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$10.39	104
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	0.00%	SERVICE CLASS 2	$103.95	5

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$39.50	65
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$285.41	21
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$387.74	1
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.60%	SERVICE CLASS 2	$269.24	9
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$261.47	1

FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$27.96	63
FIDELITY® VIP HIGH INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$290.91	5

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$17.58	785
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	0.00%	SERVICE CLASS 2	$193.17	144

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$38.33	152
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$108.38	—
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$232.32	67
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$610.74	5
FIDELITY® VIP MID CAP PORTFOLIO	0.60%	SERVICE CLASS 2	$219.16	35
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	—
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	3

FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$42.96	25
FIDELITY® VIP VALUE PORTFOLIO	0.00%	SERVICE CLASS 2	$388.77	—

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$46.35	3
FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	0.00%	SERVICE CLASS 2	$475.32	—

FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$21.32	50
FRANKLIN MUTUAL SHARES VIP FUND	0.00%	CLASS 2	$213.16	30
FRANKLIN MUTUAL SHARES VIP FUND	0.60%	CLASS 2	$201.09	11
FRANKLIN MUTUAL SHARES VIP FUND	0.80%	CLASS 2	$197.20	—
FRANKLIN MUTUAL SHARES VIP FUND	0.90%	CLASS 2	$195.28	1

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$24.49	164
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$244.88	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.60%	CLASS 2	$231.00	19
FRANKLIN SMALL CAP VALUE VIP FUND	0.80%	CLASS 2	$226.53	—
FRANKLIN SMALL CAP VALUE VIP FUND	0.90%	CLASS 2	$224.33	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$23.36	609
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$233.64	16

INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$19.98	29
INVESCO V.I. MID CAP CORE EQUITY FUND	0.00%	SERIES II	$199.75	10
INVESCO V.I. MID CAP CORE EQUITY FUND	0.60%	SERIES II	$188.43	8
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$22.13	24
INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES I	$221.26	19
INVESCO V.I. SMALL CAP EQUITY FUND	0.60%	SERIES I	$208.72	7
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES I	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	—

IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$21.64	27
IVY VIP GLOBAL EQUITY INCOME	0.00%	CLASS II	$216.37	1

IVY VIP HIGH INCOME	0.00%	CLASS II	$13.31	528
IVY VIP HIGH INCOME	0.00%	CLASS I	$103.21	—
IVY VIP HIGH INCOME	0.00%	CLASS I	$133.06	192
IVY VIP HIGH INCOME	0.60%	CLASS I	$127.84	65
IVY VIP HIGH INCOME	0.80%	CLASS I	$126.14	—
IVY VIP HIGH INCOME	0.90%	CLASS II	$125.30	4

IVY VIP SMALL CAP GROWTH	0.00%	CLASS II	$23.74	57
IVY VIP SMALL CAP GROWTH	0.00%	CLASS I	$237.38	36
IVY VIP SMALL CAP GROWTH	0.60%	CLASS I	$223.93	19
IVY VIP SMALL CAP GROWTH	0.80%	CLASS I	$219.60	—
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.00%	VC SHARES	$104.15	—

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$286.39	10
MFS® INVESTORS TRUST SERIES	0.60%	SERVICE CLASS	$270.16	6
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$339.48	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.60%	SERVICE CLASS	$320.24	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$314.05	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$311.00	—

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$49.97	18
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$282.74	—
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IA	$520.07	126
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$384.32	3
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IA	$1,951.97	201

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IA	$282.54	12
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$503.13	62
MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$264.88	60
MULTIMANAGER AGGRESSIVE EQUITY	0.60%	IB	$234.93	100

MULTIMANAGER CORE BOND	0.00%	IA	$15.33	98
MULTIMANAGER CORE BOND	0.00%	IA	$180.91	—
MULTIMANAGER CORE BOND	0.00%	IA	$191.46	92
MULTIMANAGER CORE BOND	0.60%	IA	$181.19	3
MULTIMANAGER CORE BOND	0.00%	IB	$197.36	103
MULTIMANAGER CORE BOND	0.60%	IB	$177.10	114
MULTIMANAGER CORE BOND	0.80%	IB	$170.79	—
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	14

MULTIMANAGER MID CAP GROWTH	0.00%	IA	$607.84	22
MULTIMANAGER MID CAP GROWTH	0.60%	IA	$333.42	1
MULTIMANAGER MID CAP GROWTH	0.00%	IB	$536.78	14
MULTIMANAGER MID CAP GROWTH	0.60%	IB	$310.96	39
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$469.44	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	5

MULTIMANAGER MID CAP VALUE	0.00%	IA	$37.47	18
MULTIMANAGER MID CAP VALUE	0.00%	IA	$329.70	—
MULTIMANAGER MID CAP VALUE	0.00%	IA	$500.84	18
MULTIMANAGER MID CAP VALUE	0.60%	IA	$298.41	1
MULTIMANAGER MID CAP VALUE	0.00%	IB	$328.00	16
MULTIMANAGER MID CAP VALUE	0.60%	IB	$294.32	62
MULTIMANAGER MID CAP VALUE	0.80%	IB	$283.83	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	8

MULTIMANAGER TECHNOLOGY	0.00%	IA	$71.36	40
MULTIMANAGER TECHNOLOGY	0.00%	IA	$997.39	25
MULTIMANAGER TECHNOLOGY	0.60%	IA	$500.61	2
MULTIMANAGER TECHNOLOGY	0.00%	IB	$112.34	—
MULTIMANAGER TECHNOLOGY	0.00%	IB	$810.86	45
MULTIMANAGER TECHNOLOGY	0.60%	IB	$448.50	219
MULTIMANAGER TECHNOLOGY	0.80%	IB	$709.16	1
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	11

NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$14.16	73
NATURAL RESOURCES PORTFOLIO	0.00%	CLASS II	$55.07	6

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$69.65	126
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$106.63	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.60%	ADVISOR CLASS	$65.70	30
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	9

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$239.36	43
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.60%	CLASS I	$225.80	23
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.80%	CLASS I	$221.43	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.90%	CLASS II	$219.28	3

TARGET 2015 ALLOCATION	0.00%	B	$22.07	60
TARGET 2015 ALLOCATION	0.00%	B	$173.49	6

TARGET 2025 ALLOCATION	0.00%	B	$25.95	90
TARGET 2025 ALLOCATION	0.00%	B	$130.82	6

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.00%	B	$193.04	24
TARGET 2025 ALLOCATION	0.60%	B	$127.19	54
TARGET 2025 ALLOCATION	0.80%	B	$126.00	—

TARGET 2035 ALLOCATION	0.00%	B	$28.61	134
TARGET 2035 ALLOCATION	0.00%	B	$135.58	8
TARGET 2035 ALLOCATION	0.00%	B	$204.95	8
TARGET 2035 ALLOCATION	0.60%	B	$131.82	5

TARGET 2045 ALLOCATION	0.00%	B	$30.92	52
TARGET 2045 ALLOCATION	0.00%	B	$138.88	14
TARGET 2045 ALLOCATION	0.00%	B	$212.36	4
TARGET 2045 ALLOCATION	0.60%	B	$135.03	4

TARGET 2055 ALLOCATION	0.00%	B	$14.47	24
TARGET 2055 ALLOCATION	0.00%	B	$144.67	8
TARGET 2055 ALLOCATION	0.60%	B	$140.66	1

TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$138.90	96
TEMPLETON DEVELOPING MARKETS VIP FUND	0.60%	CLASS 2	$131.03	35
TEMPLETON DEVELOPING MARKETS VIP FUND	0.80%	CLASS 2	$128.49	—
TEMPLETON DEVELOPING MARKETS VIP FUND	0.90%	CLASS 2	$127.25	4

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$12.96	320
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$129.62	245
TEMPLETON GLOBAL BOND VIP FUND	0.60%	CLASS 2	$122.27	93
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	—
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	10

TEMPLETON GROWTH VIP FUND	0.00%	CLASS 2	$178.02	19
TEMPLETON GROWTH VIP FUND	0.60%	CLASS 2	$167.94	8
TEMPLETON GROWTH VIP FUND	0.80%	CLASS 2	$164.69	—
TEMPLETON GROWTH VIP FUND	0.90%	CLASS 2	$163.09	2

VANECK VIP GLOBAL HARD ASSETS FUND	0.00%	CLASS S	$66.70	122
VANECK VIP GLOBAL HARD ASSETS FUND	0.60%	CLASS S	$62.91	39
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$61.69	—
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$61.09	1

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	0.60%	COMMON SHARES	$353.83	42

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$67,043	$259,044	$50,177	$482,472	$648,057	$1,113,603
Expenses:
Asset-based charges	2,794	4,626	999	40,835	36,152	347,137

Net Investment Income (Loss)	64,249	254,418	49,178	441,637	611,905	766,466

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,675	58,168	5,374	(1,640,159)	(158,370)	4,225,421
Net realized gain distribution from the Portfolios	26,004	418,562	—	284,393	250,934	4,930,492

Net realized gain (loss)	31,679	476,730	5,374	(1,355,766)	92,564	9,155,913

Net change in unrealized appreciation (depreciation) of investments	221,107	1,245,865	34,319	5,411,069	544,835	27,540,790

Net Realized and Unrealized Gain (Loss) on Investments	252,786	1,722,595	39,693	4,055,303	637,399	36,696,703

Net Increase (Decrease) in Net Assets Resulting from Operations	$317,035	$1,977,013	$88,871	$4,496,940	$1,249,304	$37,463,169

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*	ALL ASSET GROWTH-ALT 20*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2	$—	$—	$36,560	$30,980	$566,993
Expenses:
Asset-based charges	—	—	—	2,215	10,439	38,371

Net Investment Income (Loss)	2	—	—	34,345	20,541	528,622

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	—	33,497	175,356	92,550
Net realized gain distribution from the Portfolios	—	—	—	46,392	57,218	1,273,748

Net realized gain (loss)	—	—	—	79,889	232,574	1,366,298

Net change in unrealized appreciation (depreciation) of investments	—	—	—	391,869	608,444	3,675,286

Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	471,758	841,018	5,041,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$2	$—	$—	$506,103	$861,559	$5,570,206

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$849	$211,036	$61,885	$1,410,464	$303,395	$129,026
Expenses:
Asset-based charges	21,059	42,335	—	290,891	23,350	62,498

Net Investment Income (Loss)	(20,210)	168,701	61,885	1,119,573	280,045	66,528

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,680	499,866	198,306	(582,560)	736,149	1,119,695
Net realized gain distribution from the Portfolios	638,392	963,905	198,017	—	1,547,782	990,438

Net realized gain (loss)	671,072	1,463,771	396,323	(582,560)	2,283,931	2,110,133

Net change in unrealized appreciation (depreciation) of investments	2,015,078	4,480,321	526,747	3,747,117	1,551,616	3,698,522

Net Realized and Unrealized Gain (Loss) on Investments	2,686,150	5,944,092	923,070	3,164,557	3,835,547	5,808,655

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,665,940	$6,112,793	$984,955	$4,284,130	$4,115,592	$5,875,183

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,525	$49,587	$229,307	$51,775	$337,782	$2,350,676
Expenses:
Asset-based charges	—	13,110	20,829	9,309	948,610	250,622

Net Investment Income (Loss)	3,525	36,477	208,478	42,466	(610,828)	2,100,054

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,139	(2,269)	446,854	26,912	3,095,232	1,896,788
Net realized gain distribution from the Portfolios	9,316	135,478	276,628	234,987	19,869,810	11,755,887

Net realized gain (loss)	11,455	133,209	723,482	261,899	22,965,042	13,652,675

Net change in unrealized appreciation (depreciation) of investments	209,344	907,889	2,500,545	778,528	27,484,872	16,507,622

Net Realized and Unrealized Gain (Loss) on Investments	220,799	1,041,098	3,224,027	1,040,427	50,449,914	30,160,297

Net Increase (Decrease) in Net Assets Resulting from Operations	$224,324	$1,077,575	$3,432,505	$1,082,893	$49,839,086	$32,260,351

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,032,408	$658,011	$3,776,373	$665,526	$24,459	$23,977,303
Expenses:
Asset-based charges	124,239	—	622,594	586,575	229,709	8,739,485

Net Investment Income (Loss)	908,169	658,011	3,153,779	78,951	(205,250)	15,237,818

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	244,549	532,662	7,749,832	11,519,089	285,907	61,806,930
Net realized gain distribution from the Portfolios	—	786,561	9,359,338	13,758,223	5,821,070	76,392,008

Net realized gain (loss)	244,549	1,319,223	17,109,170	25,277,312	6,106,977	138,198,938

Net change in unrealized appreciation (depreciation) of investments	12,500,948	4,040,788	20,385,810	8,569,002	17,892,358	272,175,011

Net Realized and Unrealized Gain (Loss) on Investments	12,745,497	5,360,011	37,494,980	33,846,314	23,999,335	410,373,949

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,653,666	$6,018,022	$40,648,759	$33,925,265	$23,794,085	$425,611,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS* (a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$457,239	$116,385	$44,891	$511,349	$1,504,867	$2
Expenses:
Asset-based charges	81,844	—	—	63,601	223,546	—

Net Investment Income (Loss)	375,395	116,385	44,891	447,748	1,281,321	2

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(144,529)	66,958	15,858	(36,522)	48,252	—
Net realized gain distribution from the Portfolios	567,204	106,098	17,435	1,194,529	—	—

Net realized gain (loss)	422,675	173,056	33,293	1,158,007	48,252	—

Net change in unrealized appreciation (depreciation) of investments	1,542,472	660,708	184,799	2,391,176	2,073,855	10

Net Realized and Unrealized Gain (Loss) on Investments	1,965,147	833,764	218,092	3,549,183	2,122,107	10

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,340,542	$950,149	$262,983	$3,996,931	$3,403,428	$12

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN STRATEGIC INCOME*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,101,930	$985,315	$662,132	$1,449,451	$137,813	$1,762,612
Expenses:
Asset-based charges	2,910,135	389,855	151,962	69,251	42,288	451,498

Net Investment Income (Loss)	12,191,795	595,460	510,170	1,380,200	95,525	1,311,114

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,036,379	65,836	617,961	159,445	(168,484)	3,109,312
Net realized gain distribution from the Portfolios	19,032,143	—	208,539	506,983	108,464	3,757,652

Net realized gain (loss)	68,068,522	65,836	826,500	666,428	(60,020)	6,866,964

Net change in unrealized appreciation (depreciation) of investments	163,549,309	26,485,495	13,849,231	832,252	949,715	20,756,071

Net Realized and Unrealized Gain (Loss) on Investments	231,617,831	26,551,331	14,675,731	1,498,680	889,695	27,623,035

Net Increase (Decrease) in Net Assets Resulting from Operations	$243,809,626	$27,146,791	$15,185,901	$2,878,880	$985,220	$28,934,149

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/ INTERMEDIATE GOVERNMENT BOND*	EQ/ INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/ INTERNATIONAL EQUITY INDEX*	EQ/ INTERNATIONAL MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$85,573	$1,029,853	$724,982	$1,058,795	$8,343,714	$124,274
Expenses:
Asset-based charges	15,459	—	186,673	136,069	1,252,267	2,196

Net Investment Income (Loss)	70,114	1,029,853	538,309	922,726	7,091,447	122,078

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	64,156	1,213,961	198,866	938,598	(4,009,597)	7,169
Net realized gain distribution from the Portfolios	153,316	1,226,705	—	995,320	—	12,719

Net realized gain (loss)	217,472	2,440,666	198,866	1,933,918	(4,009,597)	19,888

Net change in unrealized appreciation (depreciation) of investments	2,261,285	8,425,891	1,033,634	7,959,878	54,318,570	743,111

Net Realized and Unrealized Gain (Loss) on Investments	2,478,757	10,866,557	1,232,500	9,893,796	50,308,973	762,999

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,548,871	$11,896,410	$1,770,809	$10,816,522	$57,400,420	$885,077

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,681,203	$591,103	$1,931,660	$583,152	$8,655	$671,505
Expenses:
Asset-based charges	229,111	49,924	61,355	54,947	121,194	176,299

Net Investment Income (Loss)	1,452,092	541,179	1,870,305	528,205	(112,539)	495,206

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,014,008	732,426	753,206	798,007	869,508	766,714
Net realized gain distribution from the Portfolios	1,621,497	1,217,964	1,826,944	614,955	3,240,161	745,762

Net realized gain (loss)	2,635,505	1,950,390	2,580,150	1,412,962	4,109,669	1,512,476

Net change in unrealized appreciation (depreciation) of investments	10,474,033	3,679,086	3,680,663	6,565,120	10,680,522	10,251,881

Net Realized and Unrealized Gain (Loss) on Investments	13,109,538	5,629,476	6,260,813	7,978,082	14,790,191	11,764,357

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,561,630	$6,170,655	$8,131,118	$8,506,287	$14,677,652	$12,259,563

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$416,649	$1,096,562	$1,158,411	$691,090	$7,236,003	$1,546,340
Expenses:
Asset-based charges	53,008	703,098	1,144,941	79,148	1,704,995	82,612

Net Investment Income (Loss)	363,641	393,464	13,470	611,942	5,531,008	1,463,728

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,084,868	7,406,544	16,111,092	776,545	6,241,512	736,191
Net realized gain distribution from the Portfolios	2,155,256	12,741,326	22,229,934	1,699,708	22,744,558	592,750

Net realized gain (loss)	3,240,124	20,147,870	38,341,026	2,476,253	28,986,070	1,328,941

Net change in unrealized appreciation (depreciation) of investments	4,516,234	29,779,230	38,932,796	3,372,909	47,962,044	6,960,105

Net Realized and Unrealized Gain (Loss) on Investments	7,756,358	49,927,100	77,273,822	5,849,162	76,948,114	8,289,046

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,119,999	$50,320,564	$77,287,292	$6,461,104	$82,479,122	$9,752,774

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,858	$751,877	$813,628	$6,391	$78,536	$1,711,713
Expenses:
Asset-based charges	113,840	117,417	218,802	81,832	—	417,562

Net Investment Income (Loss)	(100,982)	634,460	594,826	(75,441)	78,536	1,294,151

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,469,748	802,893	1,276,040	939,974	65,249	5,695,826
Net realized gain distribution from the Portfolios	2,779,428	1,842,489	291,313	160,019	3,871	6,239,415

Net realized gain (loss)	5,249,176	2,645,382	1,567,353	1,099,993	69,120	11,935,241

Net change in unrealized appreciation (depreciation) of investments	7,256,172	10,046,356	24,068,450	10,818,375	416,938	19,898,665

Net Realized and Unrealized Gain (Loss) on Investments	12,505,348	12,691,738	25,635,803	11,918,368	486,058	31,833,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,404,366	$13,326,198	$26,230,629	$11,842,927	$564,594	$33,128,057

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,521,475	$13,311,739	$1,845,623	$6,762,659	$2,380,669	$—
Expenses:
Asset-based charges	745,882	4,066,143	—	668,858	562,909	—

Net Investment Income (Loss)	1,775,593	9,245,596	1,845,623	6,093,801	1,817,760	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,917,790	1,738,028	1,429,447	2,898,996	551	—
Net realized gain distribution from the Portfolios	10,404,250	38,891,891	2,822,571	26,757,463	7,822	—

Net realized gain (loss)	21,322,040	40,629,919	4,252,018	29,656,459	8,373	—

Net change in unrealized appreciation (depreciation) of investments	19,657,551	66,344,967	13,188,116	40,326,730	(6,280)	—

Net Realized and Unrealized Gain (Loss) on Investments	40,979,591	106,974,886	17,440,134	69,983,189	2,093	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,755,184	$116,220,482	$19,285,757	$76,076,990	$1,819,853	$—

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SCIENCE AND TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1	$490,795	$1,614,859	$719,222	$643,077	$4,529
Expenses:
Asset-based charges	—	37,465	177,257	78,850	168,676	73,730

Net Investment Income (Loss)	1	453,330	1,437,602	640,372	474,401	(69,201)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	197,345	716,667	(16,265)	(170,142)	1,398,703
Net realized gain distribution from the Portfolios	—	266,925	1,828,715	—	—	896,789

Net realized gain (loss)	—	464,270	2,545,382	(16,265)	(170,142)	2,295,492

Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	2,093,513	102,560	1,821,813	12,298,146

Net Realized and Unrealized Gain (Loss) on Investments	(1)	1,496,653	4,638,895	86,295	1,651,671	14,593,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$—	$1,949,983	$6,076,497	$726,667	$2,126,072	$14,524,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/UBS GROWTH & INCOME*	EQ/WELLINGTON ENERGY*	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,144,375	$—	$—	$74,305	$105,900	$15,304
Expenses:
Asset-based charges	207,784	373,131	—	47,359	18,163	—

Net Investment Income (Loss)	936,591	(373,131)	—	26,946	87,737	15,304

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(258,782)	6,574,904	109,497	26,837	(1,041,880)	8,742
Net realized gain distribution from the Portfolios	6,564,289	3,368,025	—	413,980	—	67,474

Net realized gain (loss)	6,305,507	9,942,929	109,497	440,817	(1,041,880)	76,216

Net change in unrealized appreciation (depreciation) of investments	15,086,670	25,647,347	1,845,811	3,790,833	1,120,142	152,314

Net Realized and Unrealized Gain (Loss) on Investments	21,392,177	35,590,276	1,955,308	4,231,650	78,262	228,530

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,328,768	$35,217,145	$1,955,308	$4,258,596	$165,999	$243,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP HIGH INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$38,672	$25,421	$351,781	$167,280	$1,057,552	$210,632
Expenses:
Asset-based charges	—	—	16,240	—	—	48,342

Net Investment Income (Loss)	38,672	25,421	335,541	167,280	1,057,552	162,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,176	—	90,094	(2,655)	195,370	(1,003,981)
Net realized gain distribution from the Portfolios	117,450	—	871,453	—	—	3,540,718

Net realized gain (loss)	134,626	—	961,547	(2,655)	195,370	2,536,737

Net change in unrealized appreciation (depreciation) of investments	284,890	—	1,261,978	244,927	2,280,723	3,723,738

Net Realized and Unrealized Gain (Loss) on Investments	419,516	—	2,223,525	242,272	2,476,093	6,260,475

Net Increase (Decrease) in Net Assets Resulting from Operations	$458,188	$25,421	$2,559,066	$409,552	$3,533,645	$6,422,765

The accompanying notes are an integral part of these financial statements.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	FIDELITY® VIP VALUE PORTFOLIO	FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	FRANKLIN MUTUAL SHARES VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,472	$3,056	$169,959	$133,317	$431,875	$8,242
Expenses:
Asset-based charges	—	—	14,657	28,039	—	8,767

Net Investment Income (Loss)	17,472	3,056	155,302	105,278	431,875	(525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(38,857)	(34,033)	(133,268)	(765,190)	127,153	(119,221)
Net realized gain distribution from the Portfolios	98,590	30,445	908,777	2,123,823	878,559	422,871

Net realized gain (loss)	59,733	(3,588)	775,509	1,358,633	1,005,712	303,650

Net change in unrealized appreciation (depreciation) of investments	286,378	77,804	906,856	1,379,602	2,000,905	534,052

Net Realized and Unrealized Gain (Loss) on Investments	346,111	74,216	1,682,365	2,738,235	3,006,617	837,702

Net Increase (Decrease) in Net Assets Resulting from Operations	$363,583	$77,272	$1,837,667	$2,843,513	$3,438,492	$837,177

The accompanying notes are an integral part of these financial statements.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP GLOBAL EQUITY INCOME	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$13,851	$2,549,125	$—	$—	$18,696
Expenses:
Asset-based charges	8,747	—	54,348	31,797	—	8,840

Net Investment Income (Loss)	(8,747)	13,851	2,494,777	(31,797)	—	9,856

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(198,710)	(26,299)	(361,106)	(431,418)	—	106,404
Net realized gain distribution from the Portfolios	748,902	127,320	—	1,102,956	—	227,577

Net realized gain (loss)	550,192	101,021	(361,106)	671,538	—	333,981

Net change in unrealized appreciation (depreciation) of investments	777,563	(5,109)	1,845,015	2,203,199	—	677,822

Net Realized and Unrealized Gain (Loss) on Investments	1,327,755	95,912	1,483,909	2,874,737	—	1,011,803

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,319,008	$109,763	$3,978,686	$2,842,940	$—	$1,021,659

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$32,790	$3,806,221	$1,319,427	$—	$481,217	$234,969
Expenses:
Asset-based charges	26,892	2,644,884	147,269	86,083	135,804	601,381

Net Investment Income (Loss)	5,898	1,161,337	1,172,158	(86,083)	345,413	(366,412)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	266,029	22,806,556	(232,572)	365,838	3,023,291	9,964,481
Net realized gain distribution from the Portfolios	757,006	42,933,099	517,962	2,718,758	2,631,467	14,373,973

Net realized gain (loss)	1,023,035	65,739,655	285,390	3,084,596	5,654,758	24,338,454

Net change in unrealized appreciation (depreciation) of investments	1,782,604	70,247,898	2,766,431	5,697,318	1,734,743	23,653,392

Net Realized and Unrealized Gain (Loss) on Investments	2,805,639	135,987,553	3,051,821	8,781,914	7,389,501	47,991,846

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,811,537	$137,148,890	$4,223,979	$8,695,831	$7,734,914	$47,625,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	NATURAL RESOURCES PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$459,406	$303,751	$39,233	$233,361	$106,465
Expenses:
Asset-based charges	—	16,546	35,484	—	31,500	6,485

Net Investment Income (Loss)	—	442,860	268,267	39,233	201,861	99,980

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(119,527)	(827,685)	(130,767)	(28,194)	316,598	176,173
Net realized gain distribution from the Portfolios	—	—	956,366	98,865	517,957	174,698

Net realized gain (loss)	(119,527)	(827,685)	825,599	70,671	834,555	350,871

Net change in unrealized appreciation (depreciation) of investments	317,943	1,466,125	2,226,810	165,316	994,888	716,882

Net Realized and Unrealized Gain (Loss) on Investments	198,416	638,440	3,052,409	235,987	1,829,443	1,067,753

Net Increase (Decrease) in Net Assets Resulting from Operations	$198,416	$1,081,300	$3,320,676	$275,220	$2,031,304	$1,167,733

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	TEMPLETON GROWTH VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$70,795	$21,851	$191,570	$3,466,454	$129,806	$—
Expenses:
Asset-based charges	2,492	987	48,588	81,049	10,771	15,109

Net Investment Income (Loss)	68,303	20,864	142,982	3,385,405	119,035	(15,109)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	78,837	32,266	96,946	(507,131)	(218,494)	(516,046)
Net realized gain distribution from the Portfolios	127,854	—	—	—	891,708	—

Net realized gain (loss)	206,691	32,266	96,946	(507,131)	673,214	(516,046)

Net change in unrealized appreciation (depreciation) of investments	538,091	225,044	3,934,356	(2,072,717)	(153,217)	1,565,764

Net Realized and Unrealized Gain (Loss) on Investments	744,782	257,310	4,031,302	(2,579,848)	519,997	1,049,718

Net Increase (Decrease) in Net Assets Resulting from Operations	$813,085	$278,174	$4,174,284	$805,557	$639,032	$1,034,609

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$287,378
Expenses:
Asset-based charges	81,596

Net Investment Income (Loss)	205,782

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	831,680
Net realized gain distribution from the Portfolios	376,276

Net realized gain (loss)	1,207,956

Net change in unrealized appreciation (depreciation) of investments	2,262,171

Net Realized and Unrealized Gain (Loss) on Investments	3,470,127

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,675,909

The accompanying notes are an integral part of these financial statements.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,249	$27,231	$254,418	$183,233	$49,178	$17,328
Net realized gain (loss)	31,679	30,192	476,730	361,667	5,374	(4,083)
Net change in unrealized appreciation (depreciation) of investments	221,107	(131,330)	1,245,865	(1,013,423)	34,319	(14,411)

Net increase (decrease) in net assets resulting from operations	317,035	(73,907)	1,977,013	(468,523)	88,871	(1,166)

From Contractowners Transactions:
Payments received from contractowners	229,027	160,701	1,595,260	1,618,739	467,220	180,941
Transfers between Variable Investment Options including guaranteed interest account, net	189,632	571,644	139,064	(1,614,365)	837,895	261,054
Redemptions for contract benefits and terminations	(29,458)	(12,604)	(658,312)	(292,789)	(8,913)	(13,392)
Contract maintenance charges	(72,364)	(46,131)	(804,395)	(796,144)	(47,256)	(20,634)

Net increase (decrease) in net assets resulting from contractowners transactions	316,837	673,610	271,617	(1,084,559)	1,248,946	407,969

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	11,663	—	—	—

Net Increase (Decrease) in Net Assets	633,872	599,703	2,260,293	(1,553,082)	1,337,817	406,803
Net Assets — Beginning of Year or Period	1,204,224	604,521	10,754,367	12,307,449	606,764	199,961

Net Assets — End of Year or Period	$1,838,096	$1,204,224	$13,014,660	$10,754,367	$1,944,581	$606,764

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$441,637	$393,347	$611,905	$197,596	$766,466	$687,093
Net realized gain (loss)	(1,355,766)	5,748,576	92,564	371,161	9,155,913	16,860,849
Net change in unrealized appreciation (depreciation) of investments	5,411,069	(8,691,132)	544,835	(1,393,740)	27,540,790	(47,823,307)

Net increase (decrease) in net assets resulting from operations	4,496,940	(2,549,209)	1,249,304	(824,983)	37,463,169	(30,275,365)

From Contractowners Transactions:
Payments received from contractowners	1,228,940	1,194,996	1,022,830	1,072,925	13,529,976	15,161,328
Transfers between Variable Investment Options including guaranteed interest account, net	(1,193,534)	(566,175)	(371,666)	(307,865)	(4,767,889)	(7,030,458)
Redemptions for contract benefits and terminations	(821,226)	(724,484)	(481,517)	(597,580)	(6,163,473)	(6,704,170)
Contract maintenance charges	(697,021)	(720,085)	(428,978)	(444,420)	(5,823,625)	(5,986,014)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,482,841)	(815,748)	(259,331)	(276,940)	(3,225,011)	(4,559,314)

Net Increase (Decrease) in Net Assets	3,014,099	(3,364,957)	989,973	(1,101,923)	34,238,158	(34,834,679)
Net Assets — Beginning of Year or Period	19,286,313	22,651,270	15,090,073	16,191,996	162,892,070	197,726,749

Net Assets — End of Year or Period	$22,300,412	$19,286,313	$16,080,046	$15,090,073	$197,130,228	$162,892,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)	1290 VT NATURAL RESOURCES*(a)	1290 VT SMALL CAP VALUE*(a)
	2019	2019	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2	$—	$—

Net increase (decrease) in net assets resulting from operations	2	—	—

From Contractowners Transactions:
Payments received from contractowners	241	115	14
Contract maintenance charges	(39)	(16)	(3)

Net increase (decrease) in net assets resulting from contractowners transactions	202	99	11

Net Increase (Decrease) in Net Assets	204	99	11

Net Assets — End of Year or Period	$204	$99	$11

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*		ALL ASSET GROWTH-ALT 20*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,345	$15,176	$20,541	$20,640	$528,622	$547,895
Net realized gain (loss)	79,889	67,305	232,574	146,758	1,366,298	1,302,927
Net change in unrealized appreciation (depreciation) of investments	391,869	(170,751)	608,444	(310,402)	3,675,286	(4,268,829)

Net increase (decrease) in net assets resulting from operations	506,103	(88,270)	861,559	(143,004)	5,570,206	(2,418,007)

From Contractowners Transactions:
Payments received from contractowners	723,902	264,152	182,537	171,215	3,245,868	3,787,678
Transfers between Variable Investment Options including guaranteed interest account, net	1,170,784	569,089	(560,272)	(577,063)	(845,359)	1,765,694
Redemptions for contract benefits and terminations	(78,512)	(16,795)	(187,789)	(75,358)	(1,090,217)	(656,921)
Contract maintenance charges	(99,594)	(53,674)	(99,709)	(96,397)	(1,710,112)	(1,541,110)

Net increase (decrease) in net assets resulting from contractowners transactions	1,716,580	762,772	(665,233)	(577,603)	(399,820)	3,355,341

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	11	—	—	—	—	—

Net Increase (Decrease) in Net Assets	2,222,694	674,502	196,326	(720,607)	5,170,386	937,334
Net Assets — Beginning of Year or Period	1,272,602	598,100	2,801,064	3,521,671	29,865,969	28,928,635

Net Assets — End of Year or Period	$3,495,296	$1,272,602	$2,997,390	$2,801,064	$35,036,355	$29,865,969

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(20,210)	$(16,968)	$168,701	$100,000	$61,885	$53,846
Net realized gain (loss)	671,072	357,385	1,463,771	774,067	396,323	311,616
Net change in unrealized appreciation (depreciation) of investments	2,015,078	(1,368,473)	4,480,321	(3,640,473)	526,747	(804,269)

Net increase (decrease) in net assets resulting from operations	2,665,940	(1,028,056)	6,112,793	(2,766,406)	984,955	(438,807)

From Contractowners Transactions:
Payments received from contractowners	1,184,385	1,177,179	3,197,467	2,404,063	703,266	481,232
Transfers between Variable Investment Options including guaranteed interest account, net	189,051	1,104,726	3,820,281	7,519,379	(1,690,246)	1,403,376
Redemptions for contract benefits and terminations	(187,362)	(117,695)	(492,818)	(270,596)	(496,471)	(184,411)
Contract maintenance charges	(270,001)	(225,161)	(671,091)	(484,873)	(93,561)	(95,630)

Net increase (decrease) in net assets resulting from contractowners transactions	916,073	1,939,049	5,853,839	9,167,973	(1,577,012)	1,604,567

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	34	910	—	—

Net Increase (Decrease) in Net Assets	3,582,013	910,993	11,966,666	6,402,477	(592,057)	1,165,760
Net Assets — Beginning of Year or Period	8,267,437	7,356,444	19,113,108	12,710,631	5,436,712	4,270,952

Net Assets — End of Year or Period	$11,849,450	$8,267,437	$31,079,774	$19,113,108	$4,844,655	$5,436,712

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI-SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,119,573	$1,249,149	$280,045	$507,656	$66,528	$278,998
Net realized gain (loss)	(582,560)	(1,327,086)	2,283,931	2,263,954	2,110,133	2,270,249
Net change in unrealized appreciation (depreciation) of investments	3,747,117	(634,315)	1,551,616	(3,652,786)	3,698,522	(6,029,386)

Net increase (decrease) in net assets resulting from operations	4,284,130	(712,252)	4,115,592	(881,176)	5,875,183	(3,480,139)

From Contractowners Transactions:
Payments received from contractowners	4,454,193	4,892,769	838,173	745,190	1,494,950	1,498,465
Transfers between Variable Investment Options including guaranteed interest account, net	(1,339,559)	(1,130,588)	348,684	582,556	(714,730)	(1,819,898)
Redemptions for contract benefits and terminations	(2,623,149)	(3,587,873)	(499,268)	(472,432)	(974,208)	(1,354,284)
Contract maintenance charges	(4,723,402)	(4,978,093)	(550,398)	(516,851)	(1,297,016)	(1,381,571)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,231,917)	(4,803,785)	137,191	338,463	(1,491,004)	(3,057,288)

Net Increase (Decrease) in Net Assets	52,213	(5,516,037)	4,252,783	(542,713)	4,384,179	(6,537,427)
Net Assets — Beginning of Year or Period	68,009,411	73,525,448	12,513,906	13,056,619	24,462,838	31,000,265

Net Assets — End of Year or Period	$68,061,624	$68,009,411	$16,766,689	$12,513,906	$28,847,017	$24,462,838

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,525	$1,261	$36,477	$33,936	$208,478	$104,224
Net realized gain (loss)	11,455	7,419	133,209	491,105	723,482	640,174
Net change in unrealized appreciation (depreciation) of investments	209,344	(95,687)	907,889	(1,143,278)	2,500,545	(1,453,693)

Net increase (decrease) in net assets resulting from operations	224,324	(87,007)	1,077,575	(618,237)	3,432,505	(709,295)

From Contractowners Transactions:
Payments received from contractowners	292,969	364,928	412,843	327,447	1,381,016	704,550
Transfers between Variable Investment Options including guaranteed interest account, net	(17,106)	55,149	(20,393)	(348,264)	2,102,768	1,261,153
Redemptions for contract benefits and terminations	(14,009)	—	(179,198)	(173,226)	(371,418)	(315,049)
Contract maintenance charges	(37,583)	(30,114)	(188,970)	(195,259)	(513,904)	(459,300)

Net increase (decrease) in net assets resulting from contractowners transactions	224,271	389,963	24,282	(389,302)	2,598,462	1,191,354

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	124	533	—	—	12	354

Net Increase (Decrease) in Net Assets	448,719	303,489	1,101,857	(1,007,539)	6,030,979	482,413
Net Assets — Beginning of Year or Period	617,817	314,328	4,405,281	5,412,820	10,224,977	9,742,564

Net Assets — End of Year or Period	$1,066,536	$617,817	$5,507,138	$4,405,281	$16,255,956	$10,224,977

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/2000 MANAGED VOLATILITY*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$42,466	$26,491	$(610,828)	$(745,786)	$2,100,054	$2,146,429
Net realized gain (loss)	261,899	419,672	22,965,042	40,108,872	13,652,675	11,624,905
Net change in unrealized appreciation (depreciation) of investments	778,528	(1,047,416)	27,484,872	(55,823,981)	16,507,622	(26,889,043)

Net increase (decrease) in net assets resulting from operations	1,082,893	(601,253)	49,839,086	(16,460,895)	32,260,351	(13,117,709)

From Contractowners Transactions:
Payments received from contractowners	533,353	299,478	7,616,186	7,770,341	7,899,153	9,232,836
Transfers between Variable Investment Options including guaranteed interest account, net	607,176	337,946	(8,518,904)	(3,547,190)	(2,941,842)	(2,859,522)
Redemptions for contract benefits and terminations	(195,283)	(206,659)	(8,599,414)	(8,433,628)	(8,634,035)	(8,497,264)
Contract maintenance charges	(187,657)	(172,686)	(6,812,975)	(6,816,779)	(4,828,961)	(5,137,752)

Net increase (decrease) in net assets resulting from contractowners transactions	757,589	258,079	(16,315,107)	(11,027,256)	(8,505,685)	(7,261,702)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	5	(8)	—	—	—	31,622

Net Increase (Decrease) in Net Assets	1,840,487	(343,182)	33,523,979	(27,488,151)	23,754,666	(20,347,789)
Net Assets — Beginning of Year or Period	4,136,586	4,479,768	186,463,041	213,951,192	135,970,073	156,317,862

Net Assets — End of Year or Period	$5,977,073	$4,136,586	$219,987,020	$186,463,041	$159,724,739	$135,970,073

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(b)(c)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$908,169	$267,466	$658,011	$493,984	$3,153,779	$2,647,648
Net realized gain (loss)	244,549	(60,301)	1,319,223	1,344,948	17,109,170	26,378,921
Net change in unrealized appreciation (depreciation) of investments	12,500,948	(5,859,557)	4,040,788	(3,504,352)	20,385,810	(45,322,323)

Net increase (decrease) in net assets resulting from operations	13,653,666	(5,652,392)	6,018,022	(1,665,420)	40,648,759	(16,295,754)

From Contractowners Transactions:
Payments received from contractowners	4,619,562	1,053,158	5,566,657	5,722,032	10,895,685	12,943,153
Transfers between Variable Investment Options including guaranteed interest account, net	(2,394,371)	53,146,253	(691,748)	1,350,703	(10,804,871)	(10,529,958)
Redemptions for contract benefits and terminations	(1,539,228)	(141,713)	(1,067,751)	(669,939)	(8,057,560)	(7,545,269)
Contract maintenance charges	(1,466,061)	(293,100)	(3,021,925)	(2,956,446)	(7,405,632)	(7,884,412)

Net increase (decrease) in net assets resulting from contractowners transactions	(780,098)	53,764,598	785,233	3,446,350	(15,372,378)	(13,016,486)

Net Increase (Decrease) in Net Assets	12,873,568	48,112,206	6,803,255	1,780,930	25,276,381	(29,312,240)
Net Assets — Beginning of Year or Period	48,112,206	—	38,375,203	36,594,273	183,321,917	212,634,157

Net Assets — End of Year or Period	$60,985,774	$48,112,206	$45,178,458	$38,375,203	$208,598,298	$183,321,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(c)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/COMMON STOCK INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,951	$109,556	$(205,250)	$(76,784)	$15,237,818	$13,077,922
Net realized gain (loss)	25,277,312	20,054,850	6,106,977	7,873,476	138,198,938	158,391,304
Net change in unrealized appreciation (depreciation) of investments	8,569,002	(26,127,363)	17,892,358	(7,907,125)	272,175,011	(267,534,071)

Net increase (decrease) in net assets resulting from operations	33,925,265	(5,962,957)	23,794,085	(110,433)	425,611,767	(96,064,845)

From Contractowners Transactions:
Payments received from contractowners	4,024,287	4,221,681	3,786,412	4,042,384	63,765,617	68,264,259
Transfers between Variable Investment Options including guaranteed interest account, net	(15,061,994)	(3,197,203)	(3,932,032)	(4,126,669)	(46,912,103)	(69,133,046)
Redemptions for contract benefits and terminations	(4,798,726)	(4,034,801)	(2,888,024)	(2,242,373)	(66,518,361)	(67,662,814)
Contract maintenance charges	(4,175,957)	(4,214,631)	(2,369,278)	(2,334,528)	(73,806,953)	(74,802,593)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,012,390)	(7,224,954)	(5,402,922)	(4,661,186)	(123,471,800)	(143,334,194)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	125,100

Net Increase (Decrease) in Net Assets	13,912,875	(13,187,911)	18,391,163	(4,771,619)	302,139,967	(239,273,939)
Net Assets — Beginning of Year or Period	112,258,260	125,446,171	76,684,451	81,456,070	1,485,622,275	1,724,896,214

Net Assets — End of Year or Period	$126,171,135	$112,258,260	$95,075,614	$76,684,451	$1,787,762,242	$1,485,622,275

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$375,395	$337,170	$116,385	$90,726	$44,891	$37,655
Net realized gain (loss)	422,675	534,267	173,056	250,690	33,293	81,735
Net change in unrealized appreciation (depreciation) of investments	1,542,472	(1,402,478)	660,708	(584,510)	184,799	(157,944)

Net increase (decrease) in net assets resulting from operations	2,340,542	(531,041)	950,149	(243,094)	262,983	(38,554)

From Contractowners Transactions:
Payments received from contractowners	1,653,422	1,853,567	996,297	969,701	395,672	495,395
Transfers between Variable Investment Options including guaranteed interest account, net	(613,990)	180,112	(82,206)	(42,515)	(278,083)	210,171
Redemptions for contract benefits and terminations	(670,943)	(952,724)	(226,643)	(409,905)	(55,808)	(86,549)
Contract maintenance charges	(2,003,152)	(1,978,918)	(649,995)	(631,149)	(270,894)	(267,787)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,634,663)	(897,963)	37,453	(113,868)	(209,113)	351,230

Net Increase (Decrease) in Net Assets	705,879	(1,429,004)	987,602	(356,962)	53,870	312,676
Net Assets — Beginning of Year or Period	27,196,469	28,625,473	7,082,064	7,439,026	2,968,614	2,655,938

Net Assets — End of Year or Period	$27,902,348	$27,196,469	$8,069,666	$7,082,064	$3,022,484	$2,968,614

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/EMERGING MARKETS EQUITY PLUS*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$447,748	$398,375	$1,281,321	$808,055	$2
Net realized gain (loss)	1,158,007	1,347,084	48,252	(233,740)	—
Net change in unrealized appreciation (depreciation) of investments	2,391,176	(2,934,113)	2,073,855	(607,788)	10

Net increase (decrease) in net assets resulting from operations	3,996,931	(1,188,654)	3,403,428	(33,473)	12

From Contractowners Transactions:
Payments received from contractowners	3,974,076	3,211,215	3,665,576	3,663,771	390
Transfers between Variable Investment Options including guaranteed interest account, net	(1,283,401)	(1,159,436)	27,835,133	(426,574)	—
Redemptions for contract benefits and terminations	(1,684,422)	(1,620,440)	(1,926,371)	(3,053,763)	—
Contract maintenance charges	(2,013,680)	(2,171,492)	(2,382,757)	(2,329,332)	(43)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,007,427)	(1,740,153)	27,191,581	(2,145,898)	347

Net Increase (Decrease) in Net Assets	2,989,504	(2,928,807)	30,595,009	(2,179,371)	359
Net Assets — Beginning of Year or Period	29,742,293	32,671,100	49,589,382	51,768,753	—

Net Assets — End of Year or Period	$32,731,797	$29,742,293	$80,184,391	$49,589,382	$359

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(b)(d)		EQ/FRANKLIN RISING DIVIDENDS*(b)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,191,795	$9,963,773	$595,460	$169,863	$510,170	$130,327
Net realized gain (loss)	68,068,522	63,441,265	65,836	(179,846)	826,500	(17,469)
Net change in unrealized appreciation (depreciation) of investments	163,549,309	(117,357,501)	26,485,495	(12,029,625)	13,849,231	(4,195,962)

Net increase (decrease) in net assets resulting from operations	243,809,626	(43,952,463)	27,146,791	(12,039,608)	15,185,901	(4,083,104)

From Contractowners Transactions:
Payments received from contractowners	54,552,091	43,792,516	3,436,394	1,186,694	3,147,134	812,067
Transfers between Variable Investment Options including guaranteed interest account, net	(5,638,853)	(16,216,520)	(9,419,772)	105,252,102	(1,344,618)	56,189,605
Redemptions for contract benefits and terminations	(26,548,221)	(27,225,302)	(1,463,352)	(321,496)	(1,491,862)	(399,664)
Contract maintenance charges	(30,836,932)	(29,645,392)	(1,690,246)	(349,357)	(2,072,059)	(411,020)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,471,915)	(29,294,698)	(9,136,976)	105,767,943	(1,761,405)	56,190,988

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(11)	11	—	—	(1,361)	1,361

Net Increase (Decrease) in Net Assets	235,337,700	(73,247,150)	18,009,815	93,728,335	13,423,135	52,109,245
Net Assets — Beginning of Year or Period	802,618,813	875,865,963	93,728,335	—	52,109,245	—

Net Assets — End of Year or Period	$1,037,956,513	$802,618,813	$111,738,150	$93,728,335	$65,532,380	$52,109,245

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(d)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(e)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN STRATEGIC INCOME*(b)(f)		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,380,200	$223,383	$95,525	$183,287	$1,311,114	$952,645
Net realized gain (loss)	666,428	(7,027)	(60,020)	(250,669)	6,866,964	15,144,159
Net change in unrealized appreciation (depreciation) of investments	832,252	(654,159)	949,715	(260,264)	20,756,071	(33,462,490)

Net increase (decrease) in net assets resulting from operations	2,878,880	(437,803)	985,220	(327,646)	28,934,149	(17,365,686)

From Contractowners Transactions:
Payments received from contractowners	2,566,527	646,523	1,266,724	1,231,412	5,838,971	6,390,644
Transfers between Variable Investment Options including guaranteed interest account, net	465,762	33,520,994	(456,774)	355,189	(4,306,537)	(4,868,804)
Redemptions for contract benefits and terminations	(941,789)	(106,474)	(651,828)	(877,497)	(6,101,313)	(7,189,203)
Contract maintenance charges	(1,480,008)	(310,472)	(788,895)	(828,842)	(5,159,843)	(5,416,338)

Net increase (decrease) in net assets resulting from contractowners transactions	610,492	33,750,571	(630,773)	(119,738)	(9,728,722)	(11,083,701)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	(2,607)	185,604	—	—	—	—

Net Increase (Decrease) in Net Assets	3,486,765	33,498,372	354,447	(447,384)	19,205,427	(28,449,387)
Net Assets — Beginning of Year or Period	33,498,372	—	16,637,918	17,085,302	120,128,660	148,578,047

Net Assets — End of Year or Period	$36,985,137	$33,498,372	$16,992,365	$16,637,918	$139,334,087	$120,128,660

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(f)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(b)(g)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,114	$16,781	$1,029,853	$758,543	$538,309	$418,146
Net realized gain (loss)	217,472	(9,315)	2,440,666	2,460,555	198,866	(586,240)
Net change in unrealized appreciation (depreciation) of investments	2,261,285	(849,455)	8,425,891	(7,047,901)	1,033,634	262,219

Net increase (decrease) in net assets resulting from operations	2,548,871	(841,989)	11,896,410	(3,828,803)	1,770,809	94,125

From Contractowners Transactions:
Payments received from contractowners	755,549	134,893	9,074,986	9,139,233	4,191,567	4,221,238
Transfers between Variable Investment Options including guaranteed interest account, net	(85,014)	9,284,016	(1,998,648)	(2,947,979)	(1,596,102)	(38,572,276)
Redemptions for contract benefits and terminations	(385,578)	(12,619)	(2,738,802)	(2,012,292)	(2,165,248)	(2,537,688)
Contract maintenance charges	(331,705)	(68,241)	(3,843,864)	(3,886,988)	(3,737,930)	(3,969,469)

Net increase (decrease) in net assets resulting from contractowners transactions	(46,748)	9,338,049	493,672	291,974	(3,307,713)	(40,858,195)

Net Increase (Decrease) in Net Assets	2,502,123	8,496,060	12,390,082	(3,536,829)	(1,536,904)	(40,764,070)
Net Assets — Beginning of Year or Period	8,496,060	—	58,504,234	62,041,063	48,227,708	88,991,778

Net Assets — End of Year or Period	$10,998,183	$8,496,060	$70,894,316	$58,504,234	$46,690,804	$48,227,708

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(g)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$922,726	$866,406	$7,091,447	$6,228,990	$122,078	$70,474
Net realized gain (loss)	1,933,918	699,419	(4,009,597)	(3,015,502)	19,888	21,968
Net change in unrealized appreciation (depreciation) of investments	7,959,878	(10,752,214)	54,318,570	(53,733,576)	743,111	(677,449)

Net increase (decrease) in net assets resulting from operations	10,816,522	(9,186,389)	57,400,420	(50,520,088)	885,077	(585,007)

From Contractowners Transactions:
Payments received from contractowners	2,495,314	2,630,704	19,066,052	19,479,370	422,176	224,444
Transfers between Variable Investment Options including guaranteed interest account, net	(4,469,898)	(543,969)	(9,826,846)	(2,665,872)	1,022,910	508,221
Redemptions for contract benefits and terminations	(1,596,795)	(2,653,774)	(11,212,213)	(12,255,673)	(45,785)	(69,986)
Contract maintenance charges	(2,113,129)	(2,282,766)	(15,562,021)	(16,133,725)	(141,498)	(119,948)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,684,508)	(2,849,805)	(17,535,028)	(11,575,900)	1,257,803	542,731

Net Increase (Decrease) in Net Assets	5,132,014	(12,036,194)	39,865,392	(62,095,988)	2,142,880	(42,276)
Net Assets — Beginning of Year or Period	51,291,907	63,328,101	272,427,596	334,523,584	3,515,461	3,557,737

Net Assets — End of Year or Period	$56,423,921	$51,291,907	$312,292,988	$272,427,596	$5,658,341	$3,515,461

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(b)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,452,092	$1,101,886	$541,179	$400,276	$1,870,305	$193,692
Net realized gain (loss)	2,635,505	1,282,245	1,950,390	2,007,452	2,580,150	15,837
Net change in unrealized appreciation (depreciation) of investments	10,474,033	(16,007,666)	3,679,086	(6,065,466)	3,680,663	(688,317)

Net increase (decrease) in net assets resulting from operations	14,561,630	(13,623,535)	6,170,655	(3,657,738)	8,131,118	(478,788)

From Contractowners Transactions:
Payments received from contractowners	3,986,635	4,180,386	1,459,647	1,437,416	3,720,219	884,036
Transfers between Variable Investment Options including guaranteed interest account, net	(1,838,936)	(1,272,580)	(1,245,245)	(142,921)	(1,258,078)	36,321,954
Redemptions for contract benefits and terminations	(2,668,010)	(3,601,571)	(823,891)	(919,146)	(1,310,034)	(133,379)
Contract maintenance charges	(3,489,212)	(3,769,617)	(767,011)	(830,185)	(1,226,524)	(244,570)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,009,523)	(4,463,382)	(1,376,500)	(454,836)	(74,417)	36,828,041

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(7,985)	16,845

Net Increase (Decrease) in Net Assets	10,552,107	(18,086,917)	4,794,155	(4,112,574)	8,048,716	36,366,098
Net Assets — Beginning of Year or Period	66,956,477	85,043,394	25,600,527	29,713,101	36,366,098	—

Net Assets — End of Year or Period	$77,508,584	$66,956,477	$30,394,682	$25,600,527	$44,414,814	$36,366,098

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(h)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(b)(i)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$528,205	$59,096	$(112,539)	$(116,749)	$495,206	$332,904
Net realized gain (loss)	1,412,962	(34,887)	4,109,669	3,984,113	1,512,476	6,128,712
Net change in unrealized appreciation (depreciation) of investments	6,565,120	(1,744,827)	10,680,522	(4,449,201)	10,251,881	(14,604,905)

Net increase (decrease) in net assets resulting from operations	8,506,287	(1,720,618)	14,677,652	(581,837)	12,259,563	(8,143,289)

From Contractowners Transactions:
Payments received from contractowners	3,590,642	962,453	2,525,916	2,775,034	5,027,501	3,458,081
Transfers between Variable Investment Options including guaranteed interest account, net	(4,272,850)	33,174,169	(847,465)	(2,905,338)	2,189,028	1,960,234
Redemptions for contract benefits and terminations	(1,170,281)	(123,391)	(1,815,004)	(2,088,937)	(1,848,726)	(2,318,012)
Contract maintenance charges	(877,517)	(177,322)	(1,610,492)	(1,676,654)	(1,885,767)	(1,759,848)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,730,006)	33,835,909	(1,747,045)	(3,895,895)	3,482,036	1,340,455

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	148	—	—	—	—	—

Net Increase (Decrease) in Net Assets	5,776,429	32,115,291	12,930,607	(4,477,732)	15,741,599	(6,802,834)
Net Assets — Beginning of Year or Period	32,115,291	—	41,614,055	46,091,787	43,550,003	50,352,837

Net Assets — End of Year or Period	$37,891,720	$32,115,291	$54,544,662	$41,614,055	$59,291,602	$43,550,003

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(i)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$363,641	$271,778	$393,464	$353,614	$13,470	$158,502
Net realized gain (loss)	3,240,124	3,494,490	20,147,870	17,410,612	38,341,026	38,769,752
Net change in unrealized appreciation (depreciation) of investments	4,516,234	(5,705,806)	29,779,230	(21,527,934)	38,932,796	(46,091,408)

Net increase (decrease) in net assets resulting from operations	8,119,999	(1,939,538)	50,320,564	(3,763,708)	77,287,292	(7,163,154)

From Contractowners Transactions:
Payments received from contractowners	1,167,276	978,432	6,927,419	6,983,652	9,159,885	10,055,390
Transfers between Variable Investment Options including guaranteed interest account, net	(479,506)	(208,000)	(3,586,184)	(4,406,404)	(13,894,849)	(11,713,353)
Redemptions for contract benefits and terminations	(912,376)	(1,083,924)	(5,907,783)	(5,802,642)	(12,921,115)	(12,890,265)
Contract maintenance charges	(1,087,266)	(1,144,548)	(5,314,240)	(5,329,214)	(9,808,592)	(10,140,614)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,311,872)	(1,458,040)	(7,880,788)	(8,554,608)	(27,464,671)	(24,688,842)

Net Increase (Decrease) in Net Assets	6,808,127	(3,397,578)	42,439,776	(12,318,316)	49,822,621	(31,851,996)
Net Assets — Beginning of Year or Period	27,761,166	31,158,744	148,282,860	160,601,176	243,752,581	275,604,577

Net Assets — End of Year or Period	$34,569,293	$27,761,166	$190,722,636	$148,282,860	$293,575,202	$243,752,581

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(b)(j)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$611,942	$483,061	$5,531,008	$7,955,574	$1,463,728	$76,969
Net realized gain (loss)	2,476,253	2,245,139	28,986,070	26,574,601	1,328,941	(5,780)
Net change in unrealized appreciation (depreciation) of investments	3,372,909	(5,163,413)	47,962,044	(74,400,199)	6,960,105	(713,799)

Net increase (decrease) in net assets resulting from operations	6,461,104	(2,435,213)	82,479,122	(39,870,024)	9,752,774	(642,610)

From Contractowners Transactions:
Payments received from contractowners	2,030,078	1,969,105	16,757,226	17,820,235	5,937,995	1,548,670
Transfers between Variable Investment Options including guaranteed interest account, net	1,477,160	(1,650,942)	(13,546,346)	(12,015,972)	(1,641,461)	52,324,409
Redemptions for contract benefits and terminations	(602,170)	(1,359,157)	(15,310,636)	(18,775,561)	(1,892,949)	(249,493)
Contract maintenance charges	(841,869)	(813,035)	(18,137,977)	(18,979,468)	(1,779,562)	(366,650)

Net increase (decrease) in net assets resulting from contractowners transactions	2,063,199	(1,854,029)	(30,237,733)	(31,950,766)	624,023	53,256,936

Net Increase (Decrease) in Net Assets	8,524,303	(4,289,242)	52,241,389	(71,820,790)	10,376,797	52,614,326
Net Assets — Beginning of Year or Period	24,698,968	28,988,210	343,908,576	415,729,366	52,614,326	—

Net Assets — End of Year or Period	$33,223,271	$24,698,968	$396,149,965	$343,908,576	$62,991,123	$52,614,326

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(j)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(b)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(100,982)	$(69,286)	$634,460	$342,241	$594,826	$(43,338)
Net realized gain (loss)	5,249,176	6,439,152	2,645,382	6,156,089	1,567,353	(57,675)
Net change in unrealized appreciation (depreciation) of investments	7,256,172	(7,721,058)	10,046,356	(11,400,219)	24,068,450	(4,576,888)

Net increase (decrease) in net assets resulting from operations	12,404,366	(1,351,192)	13,326,198	(4,901,889)	26,230,629	(4,677,901)

From Contractowners Transactions:
Payments received from contractowners	2,872,135	2,659,075	2,644,759	2,777,786	10,949,967	2,359,133
Transfers between Variable Investment Options including guaranteed interest account, net	67,885	1,357,524	4,665,893	536,107	(6,306,068)	106,053,233
Redemptions for contract benefits and terminations	(1,480,056)	(1,491,722)	(1,227,072)	(1,531,690)	(2,776,472)	(268,686)
Contract maintenance charges	(1,349,751)	(1,291,330)	(1,494,717)	(1,375,760)	(3,102,047)	(622,499)

Net increase (decrease) in net assets resulting from contractowners transactions	110,213	1,233,547	4,588,863	406,443	(1,234,620)	107,521,181

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	233	414

Net Increase (Decrease) in Net Assets	12,514,579	(117,645)	17,915,061	(4,495,446)	24,996,242	102,843,694
Net Assets — Beginning of Year or Period	39,626,359	39,744,004	46,696,819	51,192,265	102,843,694	—

Net Assets — End of Year or Period	$52,140,938	$39,626,359	$64,611,880	$46,696,819	$127,839,936	$102,843,694

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(k)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(b)(l)		EQ/MFS UTILITIES SERIES*(b)(m)		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(75,441)	$(12,356)	$78,536	$12,447	$1,294,151	$1,240,608
Net realized gain (loss)	1,099,993	(31,541)	69,120	(5,831)	11,935,241	18,481,450
Net change in unrealized appreciation (depreciation) of investments	10,818,375	(3,192,880)	416,938	(89,090)	19,898,665	(37,940,546)

Net increase (decrease) in net assets resulting from operations	11,842,927	(3,236,777)	564,594	(82,474)	33,128,057	(18,218,488)

From Contractowners Transactions:
Payments received from contractowners	3,170,861	498,738	216,423	38,278	9,656,294	9,151,686
Transfers between Variable Investment Options including guaranteed interest account, net	(1,405,025)	36,235,095	(2,917)	2,346,830	(7,035,858)	(2,332,744)
Redemptions for contract benefits and terminations	(1,601,671)	(76,589)	(191,451)	(1,642)	(5,344,323)	(6,597,824)
Contract maintenance charges	(1,121,416)	(215,738)	(43,943)	(9,088)	(5,003,078)	(4,908,979)

Net increase (decrease) in net assets resulting from contractowners transactions	(957,251)	36,441,506	(21,888)	2,374,378	(7,726,965)	(4,687,861)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	15	—	—	—

Net Increase (Decrease) in Net Assets	10,885,676	33,204,729	542,721	2,291,904	25,401,092	(22,906,349)
Net Assets — Beginning of Year or Period	33,204,729	—	2,291,904	—	134,225,899	157,132,248

Net Assets — End of Year or Period	$44,090,405	$33,204,729	$2,834,625	$2,291,904	$159,626,991	$134,225,899

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(l)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(m)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,775,593	$1,620,912	$9,245,596	$9,109,192	$1,845,623	$1,379,316
Net realized gain (loss)	21,322,040	27,381,818	40,629,919	38,622,904	4,252,018	4,006,915
Net change in unrealized appreciation (depreciation) of investments	19,657,551	(56,235,308)	66,344,967	(92,345,560)	13,188,116	(11,167,077)

Net increase (decrease) in net assets resulting from operations	42,755,184	(27,232,578)	116,220,482	(44,613,464)	19,285,757	(5,780,846)

From Contractowners Transactions:
Payments received from contractowners	7,777,387	8,499,182	46,177,090	48,453,618	15,032,011	15,292,605
Transfers between Variable Investment Options including guaranteed interest account, net	(11,464,189)	(7,977,746)	(23,331,317)	(7,590,887)	(3,340,536)	(1,508,652)
Redemptions for contract benefits and terminations	(8,327,643)	(9,944,141)	(35,648,438)	(33,236,093)	(2,823,214)	(2,887,590)
Contract maintenance charges	(8,001,328)	(8,457,814)	(54,502,854)	(57,722,064)	(7,894,162)	(7,989,391)

Net increase (decrease) in net assets resulting from contractowners transactions	(20,015,773)	(17,880,519)	(67,305,519)	(50,095,426)	974,099	2,906,972

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	5	—	—	—

Net Increase (Decrease) in Net Assets	22,739,411	(45,113,097)	48,914,968	(94,708,890)	20,259,856	(2,873,874)
Net Assets — Beginning of Year or Period	171,152,921	216,266,018	802,426,959	897,135,849	106,743,483	109,617,357

Net Assets — End of Year or Period	$193,892,332	$171,152,921	$851,341,927	$802,426,959	$127,003,339	$106,743,483

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/OPPENHEIMER GLOBAL*(a)
	2019	2018	2019	2018	2019
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,093,801	$6,139,999	$1,817,760	$1,293,199	$—
Net realized gain (loss)	29,656,459	30,841,740	8,373	3,973	—
Net change in unrealized appreciation (depreciation) of investments	40,326,730	(65,552,287)	(6,280)	3,115	—

Net increase (decrease) in net assets resulting from operations	76,076,990	(28,570,548)	1,819,853	1,300,287	—

From Contractowners Transactions:
Payments received from contractowners	27,223,193	28,814,143	88,948,152	83,705,875	144
Transfers between Variable Investment Options including guaranteed interest account, net	(6,261,422)	(23,487,019)	14,044,606	1,575,257	—
Redemptions for contract benefits and terminations	(21,796,695)	(23,056,449)	(76,962,548)	(80,746,543)	—
Contract maintenance charges	(17,954,983)	(19,014,366)	(15,419,580)	(15,954,459)	—

Net increase (decrease) in net assets resulting from contractowners transactions	(18,789,907)	(36,743,691)	10,610,630	(11,419,870)	144

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	35	(21)	—

Net Increase (Decrease) in Net Assets	57,287,083	(65,314,239)	12,430,518	(10,119,604)	144
Net Assets — Beginning of Year or Period	392,177,749	457,491,988	144,360,744	154,480,348	—

Net Assets — End of Year or Period	$449,464,832	$392,177,749	$156,791,262	$144,360,744	$144

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO GLOBAL REAL RETURN*(a)	EQ/PIMCO REAL RETURN*(b)(n)		EQ/PIMCO TOTAL RETURN*(b)(o)
	2019	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1	$453,330	$102,385	$1,437,602	$422,613
Net realized gain (loss)	—	464,270	34,899	2,545,382	238,724
Net change in unrealized appreciation (depreciation) of investments	(1)	1,032,383	(78,883)	2,093,513	410,518

Net increase (decrease) in net assets resulting from operations	—	1,949,983	58,401	6,076,497	1,071,855

From Contractowners Transactions:
Payments received from contractowners	35	2,213,089	606,640	4,898,141	1,101,234
Transfers between Variable Investment Options including guaranteed interest account, net	—	(829,322)	23,933,897	6,495,439	66,846,907
Redemptions for contract benefits and terminations	—	(827,138)	(177,212)	(1,989,607)	(268,391)
Contract maintenance charges	(2)	(1,097,555)	(237,130)	(2,669,957)	(523,468)

Net increase (decrease) in net assets resulting from contractowners transactions	33	(540,926)	24,126,195	6,734,016	67,156,282

Net Increase (Decrease) in Net Assets	33	1,409,057	24,184,596	12,810,513	68,228,137
Net Assets — Beginning of Year or Period	—	24,184,596	—	68,228,137	—

Net Assets — End of Year or Period	$33	$25,593,653	$24,184,596	$81,038,650	$68,228,137

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on July 15, 2019.
(b)	Units were made available on October 22, 2018.
(n)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(o)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SCIENCE AND TECHNOLOGY*(b)(p)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$640,372	$575,866	$474,401	$540,728	$(69,201)	$(12,806)
Net realized gain (loss)	(16,265)	13,680	(170,142)	(305,373)	2,295,492	(173,400)
Net change in unrealized appreciation (depreciation) of investments	102,560	(362,655)	1,821,813	(415,538)	12,298,146	(3,885,520)

Net increase (decrease) in net assets resulting from operations	726,667	226,891	2,126,072	(180,183)	14,524,437	(4,071,726)

From Contractowners Transactions:
Payments received from contractowners	2,308,912	2,203,800	3,279,963	3,403,693	3,133,161	655,938
Transfers between Variable Investment Options including guaranteed interest account, net	(467,171)	993,308	(634,265)	(1,262,682)	(2,374,843)	36,407,134
Redemptions for contract benefits and terminations	(2,278,067)	(1,501,122)	(2,029,354)	(2,423,040)	(1,161,478)	(123,859)
Contract maintenance charges	(1,737,090)	(1,808,236)	(3,007,572)	(3,186,540)	(1,163,332)	(216,456)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,173,416)	(112,250)	(2,391,228)	(3,468,569)	(1,566,492)	36,722,757

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	(1,726)	1,726

Net Increase (Decrease) in Net Assets	(1,446,749)	114,641	(265,156)	(3,648,752)	12,956,219	32,652,757
Net Assets — Beginning of Year or Period	33,385,500	33,270,859	41,751,299	45,400,051	32,652,757	—

Net Assets — End of Year or Period	$31,938,751	$33,385,500	$41,486,143	$41,751,299	$45,608,976	$32,652,757

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(p)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*(b)(q)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$936,591	$781,682	$(373,131)	$(356,872)	$—	$—
Net realized gain (loss)	6,305,507	11,320,740	9,942,929	18,354,311	109,497	(29,755)
Net change in unrealized appreciation (depreciation) of investments	15,086,670	(23,894,445)	25,647,347	(20,766,318)	1,845,811	(823,342)

Net increase (decrease) in net assets resulting from operations	22,328,768	(11,792,023)	35,217,145	(2,768,879)	1,955,308	(853,097)

From Contractowners Transactions:
Payments received from contractowners	6,224,645	6,612,780	12,203,718	11,671,252	796,905	318,959
Transfers between Variable Investment Options including guaranteed interest account, net	(2,504,270)	(1,077,493)	(3,669,721)	747,416	(2,723,608)	8,400,775
Redemptions for contract benefits and terminations	(3,066,051)	(3,062,507)	(4,724,742)	(3,447,977)	(271,496)	(411)
Contract maintenance charges	(2,819,805)	(2,794,233)	(4,060,832)	(3,747,718)	(112,741)	(22,107)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,165,481)	(321,453)	(251,577)	5,222,973	(2,310,940)	8,697,216

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	—	9,007

Net Increase (Decrease) in Net Assets	20,163,287	(12,113,476)	34,965,568	2,454,094	(355,632)	7,853,126
Net Assets — Beginning of Year or Period	89,366,337	101,479,813	114,533,571	112,079,477	7,853,126	—

Net Assets — End of Year or Period	$109,529,624	$89,366,337	$149,499,139	$114,533,571	$7,497,494	$7,853,126

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(q)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(b)(r)		FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$26,946	$(909)	$87,737	$7,552	$15,304	$15,177
Net realized gain (loss)	440,817	2,309,130	(1,041,880)	(64,522)	76,216	126,984
Net change in unrealized appreciation (depreciation) of investments	3,790,833	(4,100,675)	1,120,142	(4,497,704)	152,314	(225,936)

Net increase (decrease) in net assets resulting from operations	4,258,596	(1,792,454)	165,999	(4,554,674)	243,834	(83,775)

From Contractowners Transactions:
Payments received from contractowners	605,015	642,673	1,389,174	448,845	78,258	127,084
Transfers between Variable Investment Options including guaranteed interest account, net	1,109,994	(2,719,307)	241,697	14,502,337	(148,325)	(27,165)
Redemptions for contract benefits and terminations	(311,235)	(442,469)	(436,773)	(52,038)	(61,833)	(417,412)
Contract maintenance charges	(433,034)	(436,187)	(526,299)	(118,118)	(47,494)	(44,623)

Net increase (decrease) in net assets resulting from contractowners transactions	970,740	(2,955,290)	667,799	14,781,026	(179,394)	(362,116)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	865	12,750	—	—

Net Increase (Decrease) in Net Assets	5,229,336	(4,747,744)	834,663	10,239,102	64,440	(445,891)
Net Assets — Beginning of Year or Period	11,348,324	16,096,068	10,239,102	—	1,145,423	1,591,314

Net Assets — End of Year or Period	$16,577,660	$11,348,324	$11,073,765	$10,239,102	$1,209,863	$1,145,423

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)	Units were made available on October 22, 2018.
(r)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY® VIP GROWTH & INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,672	$36,513	$25,421	$19,493	$335,541	$1,162
Net realized gain (loss)	134,626	103,960	—	—	961,547	819,984
Net change in unrealized appreciation (depreciation) of investments	284,890	(283,361)	—	—	1,261,978	(1,691,998)

Net increase (decrease) in net assets resulting from operations	458,188	(142,888)	25,421	19,493	2,559,066	(870,852)

From Contractowners Transactions:
Payments received from contractowners	491,034	364,082	269,540	172,255	959,380	962,740
Transfers between Variable Investment Options including guaranteed interest account, net	(20,108)	(280,400)	(110,623)	269,993	24,201	(549,721)
Redemptions for contract benefits and terminations	(64,995)	(87,410)	(29,495)	(37,768)	(392,097)	(504,023)
Contract maintenance charges	(53,587)	(47,022)	(54,153)	(45,968)	(424,024)	(414,538)

Net increase (decrease) in net assets resulting from contractowners transactions	352,344	(50,750)	75,269	358,512	167,460	(505,542)

Net Increase (Decrease) in Net Assets	810,532	(193,638)	100,690	378,005	2,726,526	(1,376,394)
Net Assets — Beginning of Year or Period	1,610,775	1,804,413	1,467,363	1,089,358	8,797,260	10,173,654

Net Assets — End of Year or Period	$2,421,307	$1,610,775	$1,568,053	$1,467,363	$11,523,786	$8,797,260

The accompanying notes are an integral part of these financial statements.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP HIGH INCOME PORTFOLIO		FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$167,280	$159,061	$1,057,552	$854,287	$162,290	$79,931
Net realized gain (loss)	(2,655)	(41,662)	195,370	(8,228)	2,536,737	3,220,805
Net change in unrealized appreciation (depreciation) of investments	244,927	(210,317)	2,280,723	(1,053,399)	3,723,738	(8,193,396)

Net increase (decrease) in net assets resulting from operations	409,552	(92,918)	3,533,645	(207,340)	6,422,765	(4,892,660)

From Contractowners Transactions:
Payments received from contractowners	333,473	316,106	3,192,020	3,036,390	4,027,762	5,164,695
Transfers between Variable Investment Options including guaranteed interest account, net	125,662	(1,337,468)	49,951	19,785,678	(4,028,747)	(1,586,532)
Redemptions for contract benefits and terminations	(165,527)	(251,778)	(1,416,487)	(1,593,205)	(1,134,341)	(938,814)
Contract maintenance charges	(55,334)	(67,257)	(598,190)	(571,148)	(948,073)	(962,168)

Net increase (decrease) in net assets resulting from contractowners transactions	238,274	(1,340,397)	1,227,294	20,657,715	(2,083,399)	1,677,181

Net Increase (Decrease) in Net Assets	647,826	(1,433,315)	4,760,939	20,450,375	4,339,366	(3,215,479)
Net Assets — Beginning of Year or Period	2,637,489	4,070,804	36,813,473	16,363,098	28,429,516	31,644,995

Net Assets — End of Year or Period	$3,285,315	$2,637,489	$41,574,412	$36,813,473	$32,768,882	$28,429,516

The accompanying notes are an integral part of these financial statements.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP VALUE PORTFOLIO		FIDELITY® VIP VALUE STRATEGIES PORTFOLIO		FRANKLIN MUTUAL SHARES VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,472	$12,276	$3,056	$2,948	$155,302	$204,329
Net realized gain (loss)	59,733	70,488	(3,588)	32,269	775,509	398,148
Net change in unrealized appreciation (depreciation) of investments	286,378	(287,144)	77,804	(93,356)	906,856	(1,447,043)

Net increase (decrease) in net assets resulting from operations	363,583	(204,380)	77,272	(58,139)	1,837,667	(844,566)

From Contractowners Transactions:
Payments received from contractowners	305,749	219,536	40,449	131,489	572,987	702,605
Transfers between Variable Investment Options including guaranteed interest account, net	(763,552)	516,778	(104,391)	10,249	(284,196)	(2,008,212)
Redemptions for contract benefits and terminations	(42,503)	(12,735)	(99,001)	(315,371)	(169,782)	(327,816)
Contract maintenance charges	(29,484)	(25,979)	(7,494)	(9,672)	(246,554)	(251,824)

Net increase (decrease) in net assets resulting from contractowners transactions	(529,790)	697,600	(170,437)	(183,305)	(127,545)	(1,885,247)

Net Increase (Decrease) in Net Assets	(166,207)	493,220	(93,165)	(241,444)	1,710,122	(2,729,813)
Net Assets — Beginning of Year or Period	1,319,266	826,046	287,654	529,098	8,151,301	10,881,114

Net Assets — End of Year or Period	$1,153,059	$1,319,266	$194,489	$287,654	$9,861,423	$8,151,301

The accompanying notes are an integral part of these financial statements.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FRANKLIN SMALL CAP VALUE VIP FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$105,278	$84,313	$431,875	$329,880	$(525)	$(4,093)
Net realized gain (loss)	1,358,633	1,866,944	1,005,712	607,046	303,650	560,008
Net change in unrealized appreciation (depreciation) of investments	1,379,602	(3,604,606)	2,000,905	(2,082,480)	534,052	(1,054,884)

Net increase (decrease) in net assets resulting from operations	2,843,513	(1,653,349)	3,438,492	(1,145,554)	837,177	(498,969)

From Contractowners Transactions:
Payments received from contractowners	1,408,423	1,225,400	1,889,635	1,739,605	248,314	276,037
Transfers between Variable Investment Options including guaranteed interest account, net	(1,204,121)	12,504	(149,074)	(748,388)	(112,716)	131,366
Redemptions for contract benefits and terminations	(450,802)	(398,068)	(486,562)	(422,613)	(121,960)	(121,676)
Contract maintenance charges	(349,426)	(340,702)	(352,623)	(364,873)	(96,153)	(97,720)

Net increase (decrease) in net assets resulting from contractowners transactions	(595,926)	499,134	901,376	203,731	(82,515)	188,007

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	26	—	11	(6)

Net Increase (Decrease) in Net Assets	2,247,587	(1,154,215)	4,339,894	(941,823)	754,673	(310,968)
Net Assets — Beginning of Year or Period	11,105,183	12,259,398	13,522,826	14,464,649	3,493,155	3,804,123

Net Assets — End of Year or Period	$13,352,770	$11,105,183	$17,862,720	$13,522,826	$4,247,828	$3,493,155

The accompanying notes are an integral part of these financial statements.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP GLOBAL EQUITY INCOME		IVY VIP HIGH INCOME
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,747)	$(9,777)	$13,851	$15,245	$2,494,777	$2,124,227
Net realized gain (loss)	550,192	336,850	101,021	39,100	(361,106)	(123,106)
Net change in unrealized appreciation (depreciation) of investments	777,563	(1,213,467)	(5,109)	(150,013)	1,845,015	(2,884,856)

Net increase (decrease) in net assets resulting from operations	1,319,008	(886,394)	109,763	(95,668)	3,978,686	(883,735)

From Contractowners Transactions:
Payments received from contractowners	409,858	421,892	90,131	78,374	4,525,990	4,278,615
Transfers between Variable Investment Options including guaranteed interest account, net	(137,773)	(82,185)	149,238	(453,431)	288,086	1,411,468
Redemptions for contract benefits and terminations	(287,616)	(88,415)	(167,281)	(1,186)	(1,315,020)	(734,121)
Contract maintenance charges	(188,759)	(190,227)	(15,919)	(27,713)	(1,531,032)	(1,431,584)

Net increase (decrease) in net assets resulting from contractowners transactions	(204,290)	61,065	56,169	(403,956)	1,968,024	3,524,378

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	—	—	74	112

Net Increase (Decrease) in Net Assets	1,114,718	(825,329)	165,932	(499,624)	5,946,784	2,640,755
Net Assets — Beginning of Year or Period	5,092,111	5,917,440	525,754	1,025,378	35,497,847	32,857,092

Net Assets — End of Year or Period	$6,206,829	$5,092,111	$691,686	$525,754	$41,444,631	$35,497,847

The accompanying notes are an integral part of these financial statements.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	IVY VIP SMALL CAP GROWTH		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)	MFS® INVESTORS TRUST SERIES
	2019	2018	2019	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(31,797)	$18,769	$—	$9,856	$6,573
Net realized gain (loss)	671,538	4,706,592	—	333,981	272,022
Net change in unrealized appreciation (depreciation) of investments	2,203,199	(5,322,774)	—	677,822	(453,820)

Net increase (decrease) in net assets resulting from operations	2,842,940	(597,413)	—	1,021,659	(175,225)

From Contractowners Transactions:
Payments received from contractowners	1,102,104	1,017,729	32	287,882	255,761
Transfers between Variable Investment Options including guaranteed interest account, net	(378,013)	264,063	—	298,546	(759,168)
Redemptions for contract benefits and terminations	(631,572)	(329,710)	—	(141,000)	(70,698)
Contract maintenance charges	(437,451)	(405,362)	(14)	(114,652)	(114,851)

Net increase (decrease) in net assets resulting from contractowners transactions	(344,932)	546,720	18	330,776	(688,956)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	6	—	—	—

Net Increase (Decrease) in Net Assets	2,498,008	(50,687)	18	1,352,435	(864,181)
Net Assets — Beginning of Year or Period	12,355,437	12,406,124	—	3,162,372	4,026,553

Net Assets — End of Year or Period	$14,853,445	$12,355,437	$18	$4,514,807	$3,162,372

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on July 15, 2019.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,898	$4,170	$1,161,337	$(1,970,348)	$1,172,158	$1,513,634
Net realized gain (loss)	1,023,035	406,570	65,739,655	76,518,165	285,390	(703,201)
Net change in unrealized appreciation (depreciation) of investments	1,782,604	(499,761)	70,247,898	(75,548,437)	2,766,431	(1,264,909)

Net increase (decrease) in net assets resulting from operations	2,811,537	(89,021)	137,148,890	(1,000,620)	4,223,979	(454,476)

From Contractowners Transactions:
Payments received from contractowners	556,318	479,619	18,412,970	19,642,304	3,302,871	3,575,406
Transfers between Variable Investment Options including guaranteed interest account, net	2,903,271	1,141,121	(9,457,234)	(5,816,235)	606,790	(1,634,791)
Redemptions for contract benefits and terminations	(185,024)	(124,888)	(20,130,343)	(19,970,181)	(2,321,499)	(2,979,637)
Contract maintenance charges	(199,933)	(160,212)	(20,708,926)	(21,076,907)	(3,158,186)	(3,223,200)

Net increase (decrease) in net assets resulting from contractowners transactions	3,074,632	1,335,640	(31,883,533)	(27,221,019)	(1,570,024)	(4,262,222)

Net Increase (Decrease) in Net Assets	5,886,169	1,246,619	105,265,357	(28,221,639)	2,653,955	(4,716,698)
Net Assets — Beginning of Year or Period	5,987,373	4,740,754	428,915,978	457,137,617	59,926,415	64,643,113

Net Assets — End of Year or Period	$11,873,542	$5,987,373	$534,181,335	$428,915,978	$62,580,370	$59,926,415

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(86,083)	$(83,947)	$345,413	$139,806	$(366,412)	$(336,916)
Net realized gain (loss)	3,084,596	4,308,250	5,654,758	4,982,126	24,338,454	30,526,380
Net change in unrealized appreciation (depreciation) of investments	5,697,318	(5,865,470)	1,734,743	(10,194,593)	23,653,392	(27,829,523)

Net increase (decrease) in net assets resulting from operations	8,695,831	(1,641,167)	7,734,914	(5,072,661)	47,625,434	2,359,941

From Contractowners Transactions:
Payments received from contractowners	1,377,186	1,315,240	1,452,590	1,543,167	5,909,173	6,584,437
Transfers between Variable Investment Options including guaranteed interest account, net	827,817	(63,920)	(3,535,741)	(1,206,402)	(5,840,478)	3,511,970
Redemptions for contract benefits and terminations	(1,303,063)	(1,511,855)	(1,292,156)	(1,590,082)	(5,776,854)	(4,699,617)
Contract maintenance charges	(1,121,097)	(1,122,920)	(1,467,415)	(1,548,757)	(4,481,649)	(4,343,518)

Net increase (decrease) in net assets resulting from contractowners transactions	(219,157)	(1,383,455)	(4,842,722)	(2,802,074)	(10,189,808)	1,053,272

Net Increase (Decrease) in Net Assets	8,476,674	(3,024,622)	2,892,192	(7,874,735)	37,435,626	3,413,213
Net Assets — Beginning of Year or Period	26,742,161	29,766,783	33,346,774	41,221,509	131,090,212	127,676,999

Net Assets — End of Year or Period	$35,218,835	$26,742,161	$36,238,966	$33,346,774	$168,525,838	$131,090,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	NATURAL RESOURCES PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$442,860	$193,192	$268,267	$213,799
Net realized gain (loss)	(119,527)	(32,443)	(827,685)	(927,692)	825,599	1,457,729
Net change in unrealized appreciation (depreciation) of investments	317,943	(553,290)	1,466,125	(846,643)	2,226,810	(3,057,011)

Net increase (decrease) in net assets resulting from operations	198,416	(585,733)	1,081,300	(1,581,143)	3,320,676	(1,385,483)

From Contractowners Transactions:
Payments received from contractowners	241,387	199,394	915,673	1,031,513	934,317	974,604
Transfers between Variable Investment Options including guaranteed interest account, net	(822,486)	(1,918,382)	444,769	293,523	(346,444)	448,100
Redemptions for contract benefits and terminations	(147,203)	(20,941)	(255,639)	(383,117)	(229,678)	(441,558)
Contract maintenance charges	(30,589)	(35,350)	(410,947)	(435,001)	(541,900)	(539,665)

Net increase (decrease) in net assets resulting from contractowners transactions	(758,891)	(1,775,279)	693,856	506,918	(183,705)	441,481

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	(1,033)	—	—	—

Net Increase (Decrease) in Net Assets	(560,475)	(2,361,012)	1,774,123	(1,074,225)	3,136,971	(944,002)
Net Assets — Beginning of Year or Period	1,916,084	4,277,096	9,538,602	10,612,827	13,050,974	13,994,976

Net Assets — End of Year or Period	$1,355,609	$1,916,084	$11,312,725	$9,538,602	$16,187,945	$13,050,974

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$39,233	$30,674	$201,861	$140,641	$99,980	$69,872
Net realized gain (loss)	70,671	169,622	834,555	351,991	350,871	190,662
Net change in unrealized appreciation (depreciation) of investments	165,316	(272,000)	994,888	(1,093,575)	716,882	(656,629)

Net increase (decrease) in net assets resulting from operations	275,220	(71,704)	2,031,304	(600,943)	1,167,733	(396,095)

From Contractowners Transactions:
Payments received from contractowners	48,083	55,080	657,471	516,784	859,926	626,863
Transfers between Variable Investment Options including guaranteed interest account, net	286,997	(149,697)	2,772,264	2,292,438	811,666	1,373,433
Redemptions for contract benefits and terminations	—	—	(469,300)	(89,525)	(155,494)	(51,928)
Contract maintenance charges	(22,102)	(16,253)	(168,700)	(138,422)	(167,748)	(115,782)

Net increase (decrease) in net assets resulting from contractowners transactions	312,978	(110,870)	2,791,735	2,581,275	1,348,350	1,832,586

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	38	89	—	9

Net Increase (Decrease) in Net Assets	588,198	(182,574)	4,823,077	1,980,421	2,516,083	1,436,500
Net Assets — Beginning of Year or Period	1,709,901	1,892,475	9,625,893	7,645,472	4,749,655	3,313,155

Net Assets — End of Year or Period	$2,298,099	$1,709,901	$14,448,970	$9,625,893	$7,265,738	$4,749,655

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,303	$43,750	$20,864	$12,463	$142,982	$92,942
Net realized gain (loss)	206,691	94,118	32,266	42,868	96,946	479,829
Net change in unrealized appreciation (depreciation) of investments	538,091	(386,721)	225,044	(133,277)	3,934,356	(3,670,319)

Net increase (decrease) in net assets resulting from operations	813,085	(248,853)	278,174	(77,946)	4,174,284	(3,097,548)

From Contractowners Transactions:
Payments received from contractowners	766,125	458,201	457,228	244,304	1,303,940	1,436,269
Transfers between Variable Investment Options including guaranteed interest account, net	691,287	973,093	129,443	207,973	(3,317,547)	2,390,379
Redemptions for contract benefits and terminations	(7,058)	(17,703)	(13,890)	(7,003)	(395,679)	(409,893)
Contract maintenance charges	(145,009)	(111,876)	(75,019)	(36,521)	(586,442)	(623,534)

Net increase (decrease) in net assets resulting from contractowners transactions	1,305,345	1,301,715	497,762	408,753	(2,995,728)	2,793,221

Net increase (decrease) in amount retained by AXA Equitable in Separate Account FP	—	—	375	—	(32)	56

Net Increase (Decrease) in Net Assets	2,118,430	1,052,862	776,311	330,807	1,178,524	(304,271)
Net Assets — Beginning of Year or Period	2,830,235	1,777,373	937,175	606,368	17,139,951	17,444,222

Net Assets — End of Year or Period	$4,948,665	$2,830,235	$1,713,486	$937,175	$18,318,475	$17,139,951

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TEMPLETON GLOBAL BOND VIP FUND		TEMPLETON GROWTH VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,385,405	$(81,519)	$119,035	$86,664	$(15,109)	$(21,206)
Net realized gain (loss)	(507,131)	(788,411)	673,214	419,961	(516,046)	(328,197)
Net change in unrealized appreciation (depreciation) of investments	(2,072,717)	1,674,585	(153,217)	(1,279,590)	1,565,764	(3,047,878)

Net increase (decrease) in net assets resulting from operations	805,557	804,655	639,032	(772,965)	1,034,609	(3,397,281)

From Contractowners Transactions:
Payments received from contractowners	4,435,103	4,597,758	330,370	357,713	1,023,567	1,237,119
Transfers between Variable Investment Options including guaranteed interest account, net	566,061	(1,271,718)	(50,187)	(71,008)	919,907	(984,234)
Redemptions for contract benefits and terminations	(1,708,284)	(1,347,516)	(122,787)	(146,719)	(311,283)	(335,854)
Contract maintenance charges	(1,984,512)	(2,013,413)	(230,659)	(225,890)	(410,576)	(506,349)

Net increase (decrease) in net assets resulting from contractowners transactions	1,308,368	(34,889)	(73,263)	(85,904)	1,221,615	(589,318)

Net Increase (Decrease) in Net Assets	2,113,925	769,766	565,769	(858,869)	2,256,224	(3,986,599)
Net Assets — Beginning of Year or Period	46,400,605	45,630,839	4,402,872	5,261,741	8,441,370	12,427,969

Net Assets — End of Year or Period	$48,514,530	$46,400,605	$4,968,641	$4,402,872	$10,697,594	$8,441,370

The accompanying notes are an integral part of these financial statements.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,782	$108,008
Net realized gain (loss)	1,207,956	838,203
Net change in unrealized appreciation (depreciation) of investments	2,262,171	(1,940,874)

Net increase (decrease) in net assets resulting from operations	3,675,909	(994,663)

From Contractowners Transactions:
Payments received from contractowners	566,936	384,111
Transfers between Variable Investment Options including guaranteed interest account, net	(1,843,911)	6,322,884
Redemptions for contract benefits and terminations	(164,558)	(1,385,646)
Contract maintenance charges	(412,289)	(210,430)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,853,822)	5,110,919

Net Increase (Decrease) in Net Assets	1,822,087	4,116,256
Net Assets — Beginning of Year or Period	13,028,162	8,911,906

Net Assets — End of Year or Period	$14,850,249	$13,028,162

The accompanying notes are an integral part of these financial statements.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	26	(8)	18	18	(3)	15

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	29	(64)	(35)	35	(114)	(79)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	61	(10)	51	14	(4)	10

1290 VT EQUITY INCOME	IA	2	(4)	(2)	1	(5)	(4)
1290 VT EQUITY INCOME	IB	6	(10)	(4)	6	(7)	(1)

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	18	(6)	12	11	(26)	(15)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	17	(18)	(1)	13	(15)	(2)

1290 VT GAMCO SMALL COMPANY VALUE	IA	131	(111)	20	172	(103)	69
1290 VT GAMCO SMALL COMPANY VALUE	IB	28	(43)	(15)	34	(55)	(21)

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	—	—	—	—	—	—

1290 VT NATURAL RESOURCES	IB	—	—	—	—	—	—

1290 VT SMALL CAP VALUE	IB	—	—	—	—	—	—

1290 VT SMARTBETA EQUITY	IB	85	(9)	76	47	(5)	42

1290 VT SOCIALLY RESPONSIBLE	IA	1	(1)	—	—	—	—
1290 VT SOCIALLY RESPONSIBLE	IB	4	(6)	(2)	4	(8)	(4)

ALL ASSET GROWTH-ALT 20	IB	41	(43)	(2)	73	(54)	19

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUNDSM	CLASS 4	48	(14)	34	59	(13)	46

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	276	(99)	177	223	(41)	182

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	95	(147)	(52)	173	(64)	109

CHARTERSM MULTI-SECTOR BOND	A	10	(19)	(9)	16	(24)	(8)
CHARTERSM MULTI-SECTOR BOND	B	6	(11)	(5)	15	(23)	(8)

CHARTERSM SMALL CAP GROWTH	B	12	(11)	1	15	(15)	—

CHARTERSM SMALL CAP VALUE	A	1	(3)	(2)	1	(7)	(6)

The accompanying notes are an integral part of these financial statements.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

CHARTERSM SMALL CAP VALUE	B	4	(7)	(3)	4	(7)	(3)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	28	(11)	17	44	(13)	31

EQ/400 MANAGED VOLATILITY	IB	4	(3)	1	3	(5)	(2)

EQ/500 MANAGED VOLATILITY	IB	18	(7)	11	13	(7)	6

EQ/2000 MANAGED VOLATILITY	IB	7	(3)	4	5	(4)	1

EQ/AB SMALL CAP GROWTH	IA	55	(71)	(16)	73	(37)	36
EQ/AB SMALL CAP GROWTH	IB	6	(16)	(10)	7	(14)	(7)

EQ/AGGRESSIVE ALLOCATION	A	37	(50)	(13)	51	(43)	8
EQ/AGGRESSIVE ALLOCATION	B	17	(30)	(13)	20	(42)	(22)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	105	(77)	28	453	(10)	443

EQ/BALANCED STRATEGY	IB	23	(19)	4	37	(16)	21

EQ/BLACKROCK BASIC VALUE EQUITY	IA	73	(70)	3	110	(113)	(3)
EQ/BLACKROCK BASIC VALUE EQUITY	IB	12	(38)	(26)	16	(38)	(22)

EQ/CAPITAL GUARDIAN RESEARCH	IA	13	(22)	(9)	19	(11)	8
EQ/CAPITAL GUARDIAN RESEARCH	IB	7	(57)	(50)	8	(29)	(21)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IA	9	(18)	(9)	11	(14)	(3)
EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12	(28)	(16)	22	(35)	(13)

EQ/COMMON STOCK INDEX	IA	85	(148)	(63)	185	(283)	(98)
EQ/COMMON STOCK INDEX	IB	39	(57)	(18)	47	(72)	(25)

EQ/CONSERVATIVE ALLOCATION	A	28	(38)	(10)	33	(30)	3
EQ/CONSERVATIVE ALLOCATION	B	9	(5)	4	11	(10)	1

EQ/CONSERVATIVE GROWTH STRATEGY	IB	5	(4)	1	4	(5)	(1)

EQ/CONSERVATIVE STRATEGY	IB	3	(4)	(1)	8	(5)	3

EQ/CONSERVATIVE-PLUS ALLOCATION	A	129	(72)	57	72	(37)	35
EQ/CONSERVATIVE-PLUS ALLOCATION	B	11	(14)	(3)	7	(12)	(5)

EQ/CORE BOND INDEX	IA	17	(29)	(12)	21	(27)	(6)
EQ/CORE BOND INDEX	IB	195	(19)	176	20	(30)	(10)

EQ/EMERGING MARKETS EQUITY PLUS	IB	—	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/EQUITY 500 INDEX	IA	538	(333)	205	310	(233)	77
EQ/EQUITY 500 INDEX	IB	146	(90)	56	122	(101)	21

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	52	(105)	(53)	608	(19)	589

EQ/FRANKLIN RISING DIVIDENDS	IB	19	(25)	(6)	243	(14)	229

EQ/FRANKLIN STRATEGIC INCOME	IB	35	(32)	3	257	(7)	250

EQ/GLOBAL BOND PLUS	IA	25	(21)	4	25	(20)	5
EQ/GLOBAL BOND PLUS	IB	8	(10)	(2)	10	(9)	1

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IA	10	(10)	—	18	(8)	10
EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	7	(31)	(24)	9	(39)	(30)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	6	(7)	(1)	50	(2)	48

EQ/GROWTH STRATEGY	IB	26	(24)	2	27	(25)	2

EQ/INTERMEDIATE GOVERNMENT BOND	IA	58	(37)	21	61	(224)	(163)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	14	(14)	—	10	(14)	(4)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	2	(4)	(2)	2	(5)	(3)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	11	(44)	(33)	14	(25)	(11)

EQ/INTERNATIONAL EQUITY INDEX	IA	112	(182)	(70)	162	(176)	(14)
EQ/INTERNATIONAL EQUITY INDEX	IB	36	(36)	—	43	(45)	(2)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	11	(1)	10	7	(3)	4 (3)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	19	(21)	(2)	17	(20)	(23)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	17	(33)	(16)	17	(40)	(2)

EQ/INVESCO COMSTOCK	IA	20	(14)	6	18	(20)	2
EQ/INVESCO COMSTOCK	IB	9	(10)	(1)	8	(6)	449

EQ/INVESCO GLOBAL REAL ESTATE	IB	110	(92)	18	465	(16)	526

EQ/INVESCO INTERNATIONAL GROWTH	IB	170	(194)	(24)	541	(15)	(13)

EQ/JANUS ENTERPRISE	IA	9	(12)	(3)	4	(17)	5
EQ/JANUS ENTERPRISE	IB	18	(16)	2	27	(22)	59

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	149	(45)	104	71	(12)	(4)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	16	(19)	(3)	17	(21)	3

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IA	10	(6)	4	5	(2)	(6)
EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3	(7)	(4)	4	(10)	6

EQ/LARGE CAP GROWTH INDEX	IA	28	(13)	15	23	(17)	(36)
EQ/LARGE CAP GROWTH INDEX	IB	37	(70)	(33)	32	(68)	(7)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	4	(11)	(7)	7	(14)	(49)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	9	(63)	(54)	10	(59)	(16)

EQ/LARGE CAP VALUE INDEX	IA	30	(21)	9	15	(31)	(1)
EQ/LARGE CAP VALUE INDEX	IB	29	(21)	8	22	(23)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	22	(99)	(77)	16	(98)	(82)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8	(43)	(35)	8	(50)	(42)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	309	(264)	45	1,026	(60)	966

EQ/LOOMIS SAYLES GROWTH	IA	49	(22)	27	47	(21)	26
EQ/LOOMIS SAYLES GROWTH	IB	13	(12)	1	18	(15)	3

EQ/MFS INTERNATIONAL GROWTH	IB	58	(34)	24	34	(36)	(2)

EQ/MFS INTERNATIONAL VALUE	IB	276	(189)	87	1,081	(24)	1,057

EQ/MFS MID CAP FOCUSED GROWTH	IB	90	(86)	4	265	(5)	260

EQ/MFS UTILITIES SERIES	IB	22	(22)	—	106	(4)	102

EQ/MID CAP INDEX	IA	60	(40)	20	57	(23)	34
EQ/MID CAP INDEX	IB	36	(62)	(26)	41	(56)	(15)

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	12	(60)	(48)	10	(63)	(53)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2	(4)	(2)	2	(3)	(1)

EQ/MODERATE ALLOCATION	A	155	(224)	(69)	147	(145)	2
EQ/MODERATE ALLOCATION	B	25	(73)	(48)	98	(79)	19

EQ/MODERATE GROWTH STRATEGY	IB	37	(32)	5	45	(28)	17

EQ/MODERATE-PLUS ALLOCATION	A	243	(127)	116	198	(184)	14
EQ/MODERATE-PLUS ALLOCATION	B	39	(87)	(48)	60	(134)	(74)

EQ/MONEY MARKET	IA	4,330	(3,717)	613	4,482	(4,402)	80
EQ/MONEY MARKET	IB	591	(496)	95	580	(667)	(87)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

EQ/OPPENHEIMER GLOBAL	IB	—	—	—	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	IB	—	—	—	—	—	—

EQ/PIMCO REAL RETURN	IB	80	(79)	1	322	(17)	305

EQ/PIMCO TOTAL RETURN	IB	262	(141)	121	768	(33)	735

EQ/PIMCO ULTRA SHORT BOND	IA	16	(28)	(12)	18	(20)	(2)
EQ/PIMCO ULTRA SHORT BOND	IB	20	(26)	(6)	25	(26)	(1)

EQ/QUALITY BOND PLUS	IA	45	(32)	13	39	(49)	(10)
EQ/QUALITY BOND PLUS	IB	11	(15)	(4)	10	(16)	(6)

EQ/SCIENCE AND TECHNOLOGY	IB	60	(69)	(9)	272	(15)	257

EQ/SMALL COMPANY INDEX	IA	69	(58)	11	45	(37)	8
EQ/SMALL COMPANY INDEX	IB	18	(15)	3	16	(11)	5

EQ/T. ROWE PRICE GROWTH STOCK	IA	195	(108)	87	203	(79)	124
EQ/T. ROWE PRICE GROWTH STOCK	IB	27	(45)	(18)	53	(57)	(4)

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	29	(42)	(13)	136	(2)	134

EQ/UBS GROWTH & INCOME	IB	11	(6)	5	7	(23)	(16)

EQ/WELLINGTON ENERGY	IB	111	(86)	25	261	(11)	250

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	3	(4)	(1)	7	(8)	(1)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	19	(7)	12	13	(13)	—

FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO	SERVICE CLASS 2	45	(41)	4	47	(38)	9

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	24	(15)	9	24	(21)	3

FIDELITY® VIP HIGH INCOME PORTFOLIO	SERVICE CLASS 2	17	(9)	8	16	(34)	(18)

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	430	(272)	158	358	(175)	183

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	86	(113)	(27)	144	(93)	51

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	11	(22)	(11)	23	(2)	21

FIDELITY® VIP VALUE STRATEGIES PORTFOLIO	SERVICE CLASS 2	1	(5)	(4)	4	(3)	1

FRANKLIN MUTUAL SHARES VIP FUND	CLASS 2	22	(15)	7	27	(43)	(16)

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	66	(76)	(10)	63	(48)	15

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	128	(86)	42	128	(119)	9

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	11	(10)	1	17	(8)	9

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	15	(14)	1	18	(8)	10

IVY VIP GLOBAL EQUITY INCOME	CLASS II	10	(11)	(1)	5	(6)	(1)

IVY VIP HIGH INCOME	CLASS II	270	(203)	67	270	(104)	166

IVY VIP SMALL CAP GROWTH	CLASS II	36	(19)	17	33	(16)	17

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	—	—	—	—	—	—

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	6	(4)	2	2	(6)	(4)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	15	(5)	10	10	(4)	6

MULTIMANAGER AGGRESSIVE EQUITY	IA	19	(39)	(20)	20	(44)	(24)
MULTIMANAGER AGGRESSIVE EQUITY	IB	8	(16)	(8)	55	(62)	(7)

MULTIMANAGER CORE BOND	IA	31	(25)	6	25	(18)	7
MULTIMANAGER CORE BOND	IB	22	(27)	(5)	24	(44)	(20)

MULTIMANAGER MID CAP GROWTH	IA	—	(2)	(2)	1	(3)	(2)
MULTIMANAGER MID CAP GROWTH	IB	8	(8)	—	5	(7)	(2)

MULTIMANAGER MID CAP VALUE	IA	6	(4)	2	2	(2)	—
MULTIMANAGER MID CAP VALUE	IB	3	(20)	(17)	4	(12)	(8)

MULTIMANAGER TECHNOLOGY	IA	16	(17)	(1)	43	(17)	26
MULTIMANAGER TECHNOLOGY	IB	20	(37)	(17)	59	(58)	1

NATURAL RESOURCES PORTFOLIO	CLASS II	31	(44)	(13)	79	(105)	(26)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	27	(16)	11	25	(18)	7

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	10	(11)	(1)	12	(10)	2

TARGET 2015 ALLOCATION	B	34	(15)	19	27	(14)	13

TARGET 2025 ALLOCATION	B	70	(50)	20	53	(18)	35

TARGET 2035 ALLOCATION	B	106	(34)	72	41	(10)	31

TARGET 2045 ALLOCATION	B	35	(12)	23	29	(6)	23

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

TARGET 2055 ALLOCATION	B	23	(5)	18	11	(4)	7

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	22	(47)	(25)	114	(91)	23

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	209	(184)	25	161	(104)	57

TEMPLETON GROWTH VIP FUND	CLASS 2	4	(4)	—	3	(4)	(1)

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	41	(22)	19	30	(38)	(8)

VANGUARD VARIABLE INSURANCE FUND — EQUITY INDEX PORTFOLIO	COMMON SHARES	7	(13)	(6)	26	(9)	17

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account FP (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946- Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), BlackRock Variable Series Funds, Inc., EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Funds Variable Insurance Portfolios, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Global Small Capitalization FundSM
•	American Funds Insurance Series® New World Fund®

AXA Premier VIP Trust*

•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-Plus Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-Plus Allocation(5)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Energy(30)
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Low Volatility Global Equity
•	1290 VT Multi-Alternative Strategies(30)
•	1290 VT Natural Resources
•	1290 VT Real Estate(30)
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(6)
•	EQ/500 Managed Volatility(7)
•	EQ/2000 Managed Volatility(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(10)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(11)
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(12)
•	EQ/Conservative Strategy(13)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(14)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Strategic Income
•	EQ/Global Bond PLUS
•	EQ/Global Equity Manged Volatility(15)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(16)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(17)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(18)
•	EQ/International Value Managed Volatility(19)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(20)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Lazard Emerging Markets Equity

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/Loomis Sayles Growth(24)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(25)
•	EQ/MFS Technology(30)
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(26)
•	EQ/Moderate Growth Strategy(27)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth(30)
•	EQ/Oppenhiemer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Science And Technology(28)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/T. Rowe Price Health Sciences
•	EQ/Templeton Global Equity Managed Volatility(30)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(29)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Government Money Market Portfolio
•	Fidelity® VIP Growth & Income Portfolio
•	Fidelity® VIP High Income Portfolio
•	Fidelity® VIP Investment Grade Bond Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Value Portfolio
•	Fidelity® VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Mutual Shares VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund

Ivy Funds Variable Insurance Portfolios

•	Ivy VIP Global Equity Income
•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

The Prudential Series Fund

•	Natural Resources Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund — Equity Index Portfolio

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-Plus Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-Plus Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 500 Managed Volatility.
(8)	Formerly known as AXA 2000 Managed Volatility.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA/ClearBridge Large Cap Growth.
(12)	Formerly known as AXA Conservative Growth Strategy.
(13)	Formerly known as AXA Conservative Strategy.
(14)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap Portfolio.
(15)	Formerly known as AXA Global Equity Managed Volatility.
(16)	Formerly known as AXA Growth Strategy.
(17)	Formerly known as AXA International Core Managed Volatility.
(18)	Formerly known as AXA International Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA/Loomis Sayles Growth.
(25)	Formerly known as EQ/Ivy Mid Cap Growth.
(26)	Formerly known as AXA Mid Cap Value Managed Volatility.
(27)	Formerly known as AXA Moderate Growth Strategy.
(28)	Formerly known as EQ/Ivy Science and Technology.
(29)	Formerly known as EQ/Ivy Energy .
(30)	The Variable Investment Option became available during 2019, however it had no units at December 31, 2019, thus the Variable Investment Option is excluded from all other sections of the financial statements.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

The Account is used to fund benefits for the following Variable Life products (collectively, the “Contracts”):

•   Accumulator Life

•   Incentive Life

•   Incentive Life 2000

•   Incentive Life Sales (1999 and after)

•   Incentive Life ‘02

•   Incentive Life ‘06

•   Incentive Life® Optimizer

•   Incentive Life Optimizer II

•   Incentive Life Optimizer III

•   VUL Optimizer

•   Incentive Life PlusSM

•   Incentive Life Plus Original Series

•   Paramount Life

•   IL Legacy

•   IL Legacy II

•   IL Legacy III

•   VUL Legacy

•   IL ProtectorSM Incentive

•   Life COLI Incentive Life

•   COLI ‘04

•   Champion 2000

•   Survivorship 2000

•   Survivorship Incentive Life 1999

•   Survivorship Incentive Life ‘02

•   Survivorship Incentive Life® Legacy

•   VUL Survivorship

•   SP-Flex

•   Corporate Owned Incentive Life®

•   COIL Institutional Series

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the “Series 2000 Policies.” Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as “Incentive Life PlusSM.” Incentive Life Plus Contracts issued with a prior prospectus are referred to as “Incentive Life Plus Original Series.”

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Accumulation Nonunitized:

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units, It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts) to the guaranteed interest account of AXA Equitable’s General Account, and/or index fund options of Separate Account No. 67.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolio

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$958,071	$550,984
1290 VT DoubleLine Dynamic Allocation	2,956,208	2,000,039
1290 VT DoubleLine Opportunistic Bond	1,634,931	336,809
1290 VT Equity Income	2,327,179	3,084,004
1290 VT GAMCO Mergers & Acquisitions	3,730,057	3,126,551
1290 VT GAMCO Small Company Value	20,822,111	18,349,469
1290 VT Low Volatility Global Equity	204	—
1290 VT Natural Resources	99	—
1290 VT Small Cap Value	11	—
1290 VT SmartBeta Equity	2,078,216	280,894
1290 VT Socially Responsible	1,090,535	1,678,009
All Asset Growth-Alt 20	4,558,017	3,148,531
American Funds Insurance Series® Global Small Capitalization FundSM	2,480,540	946,286
American Funds Insurance Series® New World Fund®	11,075,398	4,087,973
BlackRock Global Allocation V.I. Fund	5,993,565	7,310,675
CharterSM Multi-Sector Bond	3,602,558	6,712,650
CharterSM Small Cap Growth	4,443,566	2,478,547
CharterSM Small Cap Value	2,783,981	3,218,664
ClearBridge Variable Mid Cap Portfolio	386,289	148,535
EQ/400 Managed Volatility	846,839	650,612
EQ/500 Managed Volatility	4,857,639	1,774,002
EQ/2000 Managed Volatility	1,558,773	523,730
EQ/AB Small Cap Growth	28,503,070	25,559,256
EQ/Aggressive Allocation	22,399,911	17,049,629
EQ/American Century Mid Cap Value	7,283,056	7,157,769
EQ/Balanced Strategy	5,489,655	3,259,850
EQ/BlackRock Basic Value Equity	22,221,500	25,080,740
EQ/Capital Guardian Research	17,832,692	24,008,243
EQ/ClearBridge Large Cap Growth	10,409,896	10,197,013
EQ/Common Stock Index	122,914,875	154,517,573
EQ/Conservative Allocation	3,899,765	4,591,808
EQ/Conservative Growth Strategy	902,605	642,669
EQ/Conservative Strategy	410,288	557,075
EQ/Conservative-Plus Allocation	8,159,602	7,560,408
EQ/Core Bond Index	35,652,380	7,179,371
EQ/Emerging Markets Equity PLUS	349	—
EQ/Equity 500 Index	155,498,536	132,963,993
EQ/Fidelity Institutional AM® Large Cap	6,011,560	14,553,785
EQ/Franklin Rising Dividends	5,886,912	6,936,941

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Continued)

	Purchases	Sales
EQ/Franklin Strategic Income	$7,051,106	$4,558,765
EQ/Global Bond PLUS	2,114,544	2,541,327
EQ/Global Equity Managed Volatility	8,381,218	13,041,185
EQ/Goldman Sachs Mid Cap Value	1,458,063	1,282,137
EQ/Growth Strategy	7,414,023	4,663,793
EQ/Intermediate Government Bond	5,741,277	8,510,566
EQ/International Core Managed Volatility	4,241,855	8,008,442
EQ/International Equity Index	20,159,681	30,576,821
EQ/International Managed Volatility	1,541,574	148,975
EQ/International Value Managed Volatility	7,293,815	8,229,824
EQ/Invesco Comstock	4,945,663	4,563,020
EQ/Invesco Global Real Estate	10,394,812	6,787,818
EQ/Invesco International Growth	7,880,624	9,458,397
EQ/Janus Enterprise	8,248,472	6,867,913
EQ/JPMorgan Value Opportunities	13,071,868	8,349,261
EQ/Large Cap Core Managed Volatility	4,070,691	2,863,852
EQ/Large Cap Growth Index	25,325,263	20,071,564
EQ/Large Cap Growth Managed Volatility	28,340,942	33,562,591
EQ/Large Cap Value Index	9,693,682	5,318,842
EQ/Large Cap Value Managed Volatility	36,018,612	37,974,171
EQ/Lazard Emerging Markets Equity	18,300,204	15,610,826
EQ/Loomis Sayles Growth	10,903,018	8,114,380
EQ/MFS International Growth	13,275,043	6,209,235
EQ/MFS International Value	14,734,578	15,081,888
EQ/MFS Mid Cap Focused Growth	7,118,402	7,996,126
EQ/MFS Utilities Series	811,000	750,414
EQ/Mid Cap Index	21,570,890	21,764,336
EQ/Mid Cap Value Managed Volatility	15,471,436	23,307,372
EQ/Moderate Allocation	66,251,601	86,269,677
EQ/Moderate Growth Strategy	11,488,364	5,846,070
EQ/Moderate-Plus Allocation	53,159,621	39,098,132
EQ/Money Market	198,378,713	176,079,683
EQ/Oppenhiemer Global	144	—
EQ/PIMCO Global Real Return	34	—
EQ/PIMCO Real Return	5,224,003	5,048,831
EQ/PIMCO Total Return	23,358,899	13,360,961
EQ/PIMCO Ultra Short Bond	4,901,128	6,434,173
EQ/Quality Bond PLUS	4,331,314	6,247,125
EQ/Science And Technology	11,164,789	11,909,693
EQ/Small Company Index	25,825,822	20,490,437
EQ/T. Rowe Price Growth Stock	22,207,693	19,462,823
EQ/T. Rowe Price Health Sciences	1,422,893	3,732,509
EQ/UBS Growth & Income	2,724,077	1,312,411
EQ/Wellington Energy	3,768,355	3,013,634
Fidelity® VIP Asset Manager: Growth Portfolio	161,322	257,938
Fidelity® VIP Equity-Income Portfolio	789,012	280,546
Fidelity® VIP Government Money Market Portfolio	526,420	425,730
Fidelity® VIP Growth & Income Portfolio	3,302,949	1,928,495
Fidelity® VIP High Income Portfolio	1,051,857	646,303
Fidelity® VIP Investment Grade Bond Portfolio	13,610,043	11,325,197
Fidelity® VIP Mid Cap Portfolio	9,218,454	7,598,616
Fidelity® VIP Value Portfolio	555,265	968,993
Fidelity® VIP Value Strategies Portfolio	74,838	211,774
Franklin Mutual Shares VIP Fund	2,306,993	1,370,459

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolio (Concluded)

	Purchases	Sales
Franklin Small Cap Value VIP Fund	$4,890,777	$3,257,602
Invesco V.I. Diversified Dividend Fund	4,556,478	2,344,667
Invesco V.I. Mid Cap Core Equity Fund	1,206,567	866,736
Invesco V.I. Small Cap Equity Fund	1,963,243	1,427,380
Ivy VIP Global Equity Income	402,837	205,497
Ivy VIP High Income	12,159,166	7,695,266
Ivy VIP Small Cap Growth	3,337,763	2,611,564
Lord Abbett Series Fund — Bond Debenture Portfolio	18	—
MFS® Investors Trust Series	1,582,199	1,013,990
MFS® Massachusetts Investors Growth Stock Portfolio	5,019,910	1,182,374
Multimanager Aggressive Equity	56,173,886	43,944,439
Multimanager Core Bond	6,807,372	6,687,236
Multimanager Mid Cap Growth	6,074,119	3,660,642
Multimanager Mid Cap Value	4,383,654	6,249,632
Multimanager Technology	26,549,417	22,732,099
Natural Resources Portfolio	927,958	1,686,851
PIMCO CommodityRealReturn® Strategy Portfolio	2,238,429	1,101,716
T. Rowe Price Equity Income Portfolio	3,352,978	2,312,054
Target 2015 Allocation	1,109,502	658,426
Target 2025 Allocation	6,956,518	3,444,917
Target 2035 Allocation	4,785,612	3,162,579
Target 2045 Allocation	2,106,629	605,126
Target 2055 Allocation	818,854	300,228
Templeton Developing Markets VIP Fund	2,670,273	5,523,020
Templeton Global Bond VIP Fund	12,949,977	8,255,466
Templeton Growth VIP Fund	1,623,918	686,438
VanEck VIP Global Hard Assets Fund	2,574,917	1,368,412
Vanguard Variable Insurance Fund — Equity Index Portfolio	2,743,756	4,015,520

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC (“AXA Network”) or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganization

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacemen Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value

Share Class	Class II	Class IB
Shares	2,588,795	2,588,795
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$53,122,080	$—
Net Assets After Substitution	$—	$53,122,080
Realized Gain	$1,058,165

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)

Share Class	Service Class 2	Class IB
Shares	3,085,057	3,085,057
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$107,020,640	$—
Net Assets After Substitution	$—	$107,020,640
Realized Gain	$4,374,131

October 22, 2018	Franklin Rising Dividends VIP Fund	EQ/Franklin Rising Dividends

Share Class	Class 2	Class IB
Shares	2,166,839	2,166,839
Net Asset Value	$27.02	$27.02
Net Assets Before Substitution	$58,544,319	$—
Net Assets After Substitution	$—	$58,544,319
Realized Gain	$2,340,403

October 22, 2018	Franklin Strategic Income VIP Fund	EQ/Franklin Strategic Income

Share Class	Class 2	Class IB
Shares	3,248,845	3,248,845
Net Asset Value	$10.42	$10.42
Net Assets Before Substitution	$33,858,489	$—
Net Assets After Substitution	—	$33,858,489
Realized Loss	$(1,778,147)

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value

Share Class	Service Shares	Class IB
Shares	544,224	544,224
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$9,083,104	$—
Net Assets After Substitution	$—	$9,083,104
Realized Gain	$153,986

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate

Share Class	Series II	Class IB
Shares	2,388,624	2,388,624
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$36,378,751	$—
Net Assets After Substitution	$—	$36,378,751
Realized Loss	$(2,574,457)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth

Share Class	Series II	Class IB
Shares	969,615	969,615
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$33,335,358	$—
Net Assets After Substitution	$—	$33,335,358
Realized Loss	$(1,596,562)

October 22, 2018	Lazard Retirement Emerging Markets EQuity Portfolio	EQ/Lazard Emerging Markets EQuity

Share Class	Service Shares	Class IB
Shares	2,720,369	2,720,369
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$52,883,976	$—
Net Assets After Substitution	$—	$52,883,976
Realized Loss	$(3,500,104)

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value

Share Class	Service Class	Class IB
Shares	4,131,041	4,131,041
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$106,126,439	$—
Net Assets After Substitution	$—	$106,126,439
Realized Gain	$7,133,907

October 22, 2018	Ivy VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)

Share Class	Common Shares	Class IB
Shares	2,981,041	2,981,041
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$36,195,798	$—
Net Assets After Substitution	$—	$36,195,798
Realized Gain	$4,863,881

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series

Share Class	Service Class	Class IB
Shares	80,952	80,952
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$2,415,612	$—
Net Assets After Substitution	$—	$2,415,612
Realized Gain	$174,517

October 22, 2018	PIMCO Real Return Portfolio	EQ/PIMCO Real Return

Share Class	Advisor Class	Class IB
Shares	2,076,751	2,076,751
Net Asset Value	$11.87	$11.87
Net Assets Before Substitution	$24,651,040	$—
Net Assets After Substitution	$—	$24,651,040
Realized Loss	$(1,438,476)

October 22, 2018	PIMCO Total Return Portfolio	EQ/PIMCO Total Return

Share Class	Advisor Class	Class IB
Shares	6,300,749	6,300,749
Net Asset Value	$10.51	$10.51
Net Assets Before Substitution	$66,220,873	$—
Net Assets After Substitution	$—	$66,220,873
Realized Loss	$(2,751,515)

October 22, 2018	Ivy VIP Science And Technology	EQ/Science And Technology(3)

Share Class	Common Shares	Class IB
Shares	1,236,407	1,236,407
Net Asset Value	$28.96	$28.96
Net Assets Before Substitution	$35,811,031	$—
Net Assets After Substitution	$—	$35,811,031
Realized Gain	$4,512,498

October 22, 2018	T. Rowe Price Health Sciences Portfolio	EQ/T. Rowe Price Health Sciences

Share Class	Class II	Class IB
Shares	180,949	180,949
Net Asset Value	$45.62	$45.62
Net Assets Before Substitution	$8,254,879	$—
Net Assets After Substitution	$—	$8,254,879
Realized Gain	$929,504

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganization (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	Ivy VIP Energy	EQ/Wellington Energy(4)

Share Class	Common Shares	Class IB
Shares	2,446,697	2,446,697
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$13,993,395	$—
Net Assets After Substitution	$—	$13,993,395
Realized Loss	$(512,717)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Science And Technology.
(4)	Formerly known as EQ/Ivy Energy.

7.	Asset-based Charges and Contractowner Charges

The table below lists the charges for each product. These charges are reflected as “Asset-based Charges” in the Statement of Operations or as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

	Mortality and Expense Risks		Mortality		Administrative		Total
Accumulator Life	varies(b	)(d)	varies(b	)	varies(b	)(f)	varies
Incentive Life, Champion 2000	0.60	%(a)	—		—		0.60%
Incentive Life 2000, Incentive Life 1999, Incentive Life Plus	0.60	%(l)(n)	—		—		0.60%
Incentive Life ‘02	varies(b	)(g)	—		—		0.80%
Incentive Life ‘06	0.85	%(b)(e)	—		—		0.85%
Survivorship Incentive Life ‘02	0.90	%(b)(m)	—		—		0.90%
Paramount Life	0.60	%(a)	—		—		0.60%
Incentive Life Plus Original Series	0.60	%(b)(l)	—		—		0.60%
Incentive Life COLI	0.60	%(b)	—		—		0.60%
Incentive Life COLI ‘04	0.75	%(b)(c)	—		—		0.75%
Survivorship Incentive Life 1999	0.60	%(a)	—		—		0.60%
Survivorship 2000	0.90	%(a)	—		—		0.90%
IL Legacy	1.75	%(b)(h)	—		—		1.75%
IL Legacy II	0.85	%(b)(i)(l)	—		—		0.85%
IL Legacy III	0.85	%(b)(i)(l)	—		—		0.85%
VUL LegacySM	0.85	%(b)(p)(s)	—		—		0.85%
IL Protector	0.80	%(a)	—		—		0.80%
SP-Flex	0.85	%(a)	0.60	%(a)	0.35	%(a)	1.80%
Incentive Life® Optimizer	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer II	0.85	%(b)(e)(l)	—		—		0.85%
Incentive Life Optimizer III	0.60	%(b)(l)(o)	—		—		0.60%
VUL Optimizer IIISM	0.60	%(b)(o)(p)	—		—		0.60%
Survivorship Incentive Life® Legacy	0.55	%(b)(j)	—		—		0.55%
VUL Survivorship	0.80	%(b)(r)	—		—		0.80%
Corporate Owned Incentive Life®	0.35	%(b)(k)(l)	—		—		0.35%
COIL Institutional SeriesSM	0.25	%(b)(l)(q)	—		—		0.25%

(a)	Charged to daily net assets of the Account.
(b)	Charged to Contractowners Account and is included in Redemptions for contract benefits and terminations in the Statements of Changes in Net Assets.
(c)	Policy years 1–5 0.75% (1.00% maximum) Policy years 6–20 0.55% (0.75% maximum) Policy years 21+ 0.35% (0.50% maximum).
(d)	Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1–10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum.
(e)	Policy years 1–8 0.85% (1.00% maximum) Policy years 9– 10 0.00% (1.00% maximum) Policy years 11+ 0.00% (0.50% maximum).

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

(f)	Policy years 1–10 0.72% to 1.73% Policy years 11+ 0.11% to 0.32%.
(g)	Policy years 1–15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum).
(h)	Policy years 1–10 1.75% (maximum and current) Policy years 11–20 0.25% (0.50% maximum) Policy Years 21+ 0.00% (0.50% maximum).
(i)	Policy years 1–15 0.85% (maximum and current) Policy years 16+ 0.00% (0.85% maximum) For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.
(j)	Policy years 1–15 0.55% (maximum and current) Policy years 16+ 0.05% (0.55% maximum) For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.
(k)	Policy years 1–10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments. Policy years 11+ 0.10% (0.35% maximum).
(l)	For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
(m)	Policy year 1-15 0.90% (maximum and current) Policy year 16+ 0.60% or 0.30% depending (0.90% maximum).
(n)	Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.
(o)	Policy years 1-8 0.60% (current) Policy years 1-10 1.00% (maximum) Policy years 9+ 0.00% (current) Policy years 11+ 0.50% (maximum).
(p)	For policies with MSO, there is an additional charge of 1.15% (2.40% maximum) of any policy account value allocated to each segment.
(q)	Policy years 1–10 0.25% (0.50% maximum) Policy years 11+ 0.05%(0.35 maximum).
(r)	Policy years 1–15 0.80% (current and maximum) Policy years 16+ 0.00% (0.80% maximum).
(s)	Policy years 1–15 0.50% ( 0.85% maximum) Policy years 16+ 0.00% (0.85% maximum).

The Accumulator Life Program utilizes two insurance products — a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life ‘02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner’s Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner’s Variable Investment Options The Survivorship Incentive Life ‘02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner’s Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life ‘06, Incentive Life® Optimizer and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Optimizer III and VUL OptimizerSM mortality and expense risk charge of 0.60% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Incentive Life Legacy II and Incentive Life Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

The VUL LegacySM mortality and expense risk charge of 0.50% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life® Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The VUL Survivorship mortality and expense risk charge of 0.80% will be in effect for the first fifteen policy years. For policy years sixteen and later, no charge is deducted on a current basis. The current mortality and expense risk charges are equal to or lower than the guaranteed charges.

The Corporate Owned Incentive Life® mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The COIL Institutional SeriesSM mortality and expense risk charge of 0.25% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.05% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III, IL Optimizer III and Corporate Owned Incentive Life® policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

For VUL Legacy, VUL Optimizer, COIL Institutional Series, and VUL Survivorship policies, there is an additional charge of 1.15% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI ‘04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life ‘02, Incentive Life 1999, Incentive Life ‘02, Incentive Life ‘06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI ‘04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, VUL Legacy, VUL Optimizer, VUL Survivorship and COIL Institutional Series and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners’ accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Redemptions for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Redemptions for contract benefits and terminations.

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Riders	Monthly	Amount varies depending on the specifics of your policy. Depending on the rider, may be additional charges deducted from premiums and upon exercise of a policy continuation benefit.	Unit liquidation from account value

Death Benefit Guarantee (Guaranteed Minimum Death Benefit Charge)	Monthly	Low – $0.01 for each $1,000 of face amount of the policy High – $0.02 for each $1,000 of face amount of the policy	Unit liquidation from account value

Charge for State and Local Tax Expense	At time of premium payment	Varies by state of residence of insured person.	Deducted from premium

Charge for Federal Tax Expenses	At time of premium payment	1.25%	Deducted from premium

Premium Charge	At time of premium payment	Depending on the policy, varies from a flat fee of $2 to $250 to a range of 2.25% to 30% of premiums	Deducted from premium

Monthly administrative charges	Monthly

Low – $8 per month

High – Depending on face amount, policyholder age at issue and policy year, up to $55 per month. Depending on the policy, may also be a charge per $1,000 of face amount ranging from $0.03 to $0.70

Unit liquidation from account value

Cost of Insurance (COI) and Rating charge	Monthly	Amount varies depending upon specifics of policy. COI based upon amount at risk. Rating Charge based upon face amount of insurance.	Unit liquidation from account value

Surrender, termination or decrease in face amount of policy during the first 10 or 15 years depending on Contract	At time of transaction	The amount of surrender charges if applicable is set forth in your policy.	Unit liquidation from account value

Partial Withdrawal	At time of transaction	$25 (or if less, 2% of the withdrawal), if applicable	Unit liquidation from account value

Increase in policy’s face amount	At time of transaction	$1.50 for each $1,000 of the increase (but not more than $250 in total), if applicable	Unit liquidation from account value

Administrative Surrender Charge	At time of transaction	$2 to $6 per 1,000 depending on issue age which after the third year declines if applicable Depending on the policy, may also be a charge per policy ranging from $450 to $540 which after the third year declines	Unit liquidation from account value

Transfers among investment options	At time of transaction	Low – $25 after 12 transfers if applicable High – $25 per transfer	Unit liquidation from account value

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 0.00% Class IB	$15.11	—	—	—	23.95%
	Highest contract charge 0.60% Class IB	$147.77	—	—	—	23.19%
	All contract charges	—	39	$1,838	4.09%	—
2018	Lowest contract charge 0.00% Class IB	$12.19	—	—	—	(4.24)%
	Highest contract charge 0.60% Class IB	$119.95	—	—	—	(4.83)%
	All contract charges	—	21	$1,204	3.16%	—
2017	Lowest contract charge 0.00% Class IB	$12.73	—	—	—	14.27%
	Highest contract charge 0.60% Class IB	$126.04	—	—	—	13.59%
	All contract charges	—	6	$605	9.59%	—
2016	Lowest contract charge 0.00% Class IB(c)	$11.14	—	—	—	10.08%
	Highest contract charge 0.60% Class IB(c)	$110.96	—	—	—	9.68%
	All contract charges	—	—	$9	9.66%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.00% Class IB	$139.50	—	—	—	18.10%
	Highest contract charge 0.90% Class IB	$131.36	—	—	—	17.03%
	All contract charges	—	144	$13,015	2.12%	—
2018	Lowest contract charge 0.00% Class IB	$118.12	—	—	—	(4.12)%
	Highest contract charge 0.90% Class IB	$112.24	—	—	—	(4.99)%
	All contract charges	—	179	$10,754	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$123.19	—	—	—	9.61%
	Highest contract charge 0.90% Class IB	$118.13	—	—	—	8.64%
	All contract charges	—	258	$12,307	0.61%	—
2016	Lowest contract charge 0.00% Class IB	$112.39	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$108.74	—	—	—	7.63%
	All contract charges	—	190	$9,492	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$103.48	—	—	—	(3.72)%
	Highest contract charge 0.90% Class IB	$101.03	—	—	—	(4.60)%
	All contract charges	—	134	$5,897	1.31%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.00% Class IB	$109.38	—	—	—	8.12%
	Highest contract charge 0.60% Class IB	$107.65	—	—	—	7.47%
	All contract charges	—	64	$1,945	3.84%	—
2018	Lowest contract charge 0.00% Class IB	$101.17	—	—	—	(0.94)%
	Highest contract charge 0.60% Class IB	$100.17	—	—	—	(1.53)%
	All contract charges	—	13	$607	3.81%	—
2017	Lowest contract charge 0.00% Class IB(d)	$102.13	—	—	—	1.58%
	Highest contract charge 0.60% Class IB(d)	$101.73	—	—	—	1.20%
	All contract charges	—	3	$200	3.42%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IA	$205.79	—	—	—	24.21%
	Highest contract charge 0.90% Class IA	$183.47	—	—	—	23.09%
	All contract charges	—	26	$4,969	2.28%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2018	Lowest contract charge 0.00% Class IA	$165.68	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IA	$149.05	—	—	—	(12.49)%
	All contract charges	—	28	$4,388	2.01%	—
2017	Lowest contract charge 0.00% Class IA	$187.61	—	—	—	15.84%
	Highest contract charge 0.90% Class IA	$170.32	—	—	—	14.80%
	All contract charges	—	32	$5,633	1.70%	—
2016	Lowest contract charge 0.00% Class IA	$161.95	—	—	—	12.98%
	Highest contract charge 0.90% Class IA	$148.36	—	—	—	11.97%
	All contract charges	—	31	$4,827	1.96%	—
2015	Lowest contract charge 0.00% Class IA	$143.34	—	—	—	(1.70)%
	Highest contract charge 0.90% Class IA	$132.50	—	—	—	(2.59)%
	All contract charges	—	33	$4,517	1.55%	—

1290 VT Equity Income
2019	Lowest contract charge 0.00% Class IB	$283.57	—	—	—	24.21%
	Highest contract charge 0.60% Class IB	$188.42	—	—	—	23.47%
	All contract charges	—	66	$17,330	2.28%	—
2018	Lowest contract charge 0.00% Class IB	$228.29	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IB	$152.60	—	—	—	(12.22)%
	All contract charges	—	70	$14,898	2.01%	—
2017	Lowest contract charge 0.00% Class IB	$258.51	—	—	—	15.84%
	Highest contract charge 0.60% Class IB	$173.85	—	—	—	15.15%
	All contract charges	—	71	$17,017	1.70%	—
2016	Lowest contract charge 0.00% Class IB	$223.16	—	—	—	12.99%
	Highest contract charge 0.60% Class IB	$150.98	—	—	—	12.30%
	All contract charges	—	73	$15,213	1.96%	—
2015	Lowest contract charge 0.00% Class IB	$197.51	—	—	—	(1.70)%
	Highest contract charge 0.60% Class IB	$134.44	—	—	—	(2.29)%
	All contract charges	—	79	$14,262	1.55%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	Highest contract charge 0.00% Class IA	$154.04	—	—	—	8.62%
	All contract charges	—	41	$798	4.12%	—
2018	Lowest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	Highest contract charge 0.00% Class IA	$141.81	—	—	—	(4.91)%
	All contract charges	—	29	$712	1.48%	—
2017	Lowest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	Highest contract charge 0.00% Class IA	$149.14	—	—	—	6.19%
	All contract charges	—	44	$988	0.17%	—
2016	Lowest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	Highest contract charge 0.00% Class IA	$140.45	—	—	—	7.69%
	All contract charges	—	18	$746	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	Highest contract charge 0.00% Class IA	$130.42	—	—	—	2.63%
	All contract charges	—	21	$699	0.00%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.00% Class IB	$197.64	—	—	—	8.62%
	Highest contract charge 0.90% Class IB	$141.27	—	—	—	7.64%
	All contract charges	—	90	$15,281	4.12%	—
2018	Lowest contract charge 0.00% Class IB	$181.95	—	—	—	(4.91)%
	Highest contract charge 0.90% Class IB	$131.24	—	—	—	(5.77)%
	All contract charges	—	91	$14,377	1.48%	—
2017	Lowest contract charge 0.00% Class IB	$191.34	—	—	—	6.18%
	Highest contract charge 0.90% Class IB	$139.27	—	—	—	5.23%
	All contract charges	—	93	$15,203	0.17%	—
2016	Lowest contract charge 0.00% Class IB	$180.20	—	—	—	7.69%
	Highest contract charge 0.90% Class IB	$132.35	—	—	—	6.73%
	All contract charges	—	92	$14,108	0.01%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions (Continued)
2015	Lowest contract charge 0.00% Class IB	$167.33	—	—	—	2.62%
	Highest contract charge 0.90% Class IB	$124.01	—	—	—	1.70%
	All contract charges	—	96	$13,717	0.00%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	Highest contract charge 0.00% Class IA	$260.86	—	—	—	23.35%
	All contract charges	—	285	$8,982	0.60%	—
2018	Lowest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	Highest contract charge 0.00% Class IA	$211.48	—	—	—	(15.58)%
	All contract charges	—	265	$7,034	0.55%	—
2017	Lowest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	Highest contract charge 0.00% Class IA	$250.51	—	—	—	16.10%
	All contract charges	—	196	$6,619	0.62%	—
2016	Lowest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	Highest contract charge 0.00% Class IA	$215.78	—	—	—	23.27%
	All contract charges	—	177	$6,106	0.51%	—
2015	Lowest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	Highest contract charge 0.00% Class IA	$175.04	—	—	—	(5.70)%
	All contract charges	—	156	$4,668	0.53%	—

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$458.78	—	—	—	23.35%
	Highest contract charge 0.90% Class IB	$267.16	—	—	—	22.24%
	All contract charges	—	496	$188,147	0.60%	—
2018	Lowest contract charge 0.00% Class IB	$371.93	—	—	—	(15.58)%
	Highest contract charge 0.90% Class IB	$218.55	—	—	—	(16.34)%
	All contract charges	—	511	$155,857	0.55%	—
2017	Lowest contract charge 0.00% Class IB	$440.57	—	—	—	16.10%
	Highest contract charge 0.90% Class IB	$261.25	—	—	—	15.05%
	All contract charges	—	532	$191,106	0.62%	—
2016	Lowest contract charge 0.00% Class IB	$379.49	—	—	—	23.27%
	Highest contract charge 0.90% Class IB	$227.07	—	—	—	22.17%
	All contract charges	—	542	$166,766	0.51%	—
2015	Lowest contract charge 0.00% Class IB	$307.85	—	—	—	(5.70)%
	Highest contract charge 0.90% Class IB	$185.87	—	—	—	(6.55)%
	All contract charges	—	566	$139,280	0.53%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	Highest contract charge 0.00% Class IB(v)	$106.66	—	—	—	4.12%
	All contract charges	—	—	—	11.17%	—

1290 VT Natural Resources
2019	Lowest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	Highest contract charge 0.00% Class IB(v)	$102.67	—	—	—	(1.01)%
	All contract charges	—	—	—	0.00%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	Highest contract charge 0.00% Class IB(v)	$109.04	—	—	—	5.00%
	All contract charges	—	—	—	0.00%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.00% Class IB	$15.03	—	—	—	26.94%
	Highest contract charge 0.60% Class IB	$147.01	—	—	—	26.17%
	All contract charges	—	139	$3,495	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$11.84	—	—	—	(6.11)%
	Highest contract charge 0.60% Class IB	$116.52	—	—	—	(6.66)%
	All contract charges	—	63	$1,273	1.63%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT SmartBeta Equity (Continued)
2017	Lowest contract charge 0.00% Class IB	$12.61	—	—	—	21.72%
	Highest contract charge 0.60% Class IB	$124.83	—	—	—	20.99%
	All contract charges	—	21	$598	1.84%	—
2016	Lowest contract charge 0.00% Class IB(c)	$10.36	—	—	—	3.81%
	Highest contract charge 0.60% Class IB(c)	$103.17	—	—	—	3.41%
	All contract charges	—	13	$181	2.62%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	Highest contract charge 0.00% Class IA	$427.00	—	—	—	30.27%
	All contract charges	—	1	$396	0.88%	—
2018	Lowest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	Highest contract charge 0.00% Class IA	$327.79	—	—	—	(4.37)%
	All contract charges	—	1	$273	0.98%	—
2017	Lowest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	Highest contract charge 0.00% Class IA	$342.77	—	—	—	20.40%
	All contract charges	—	1	$308	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	Highest contract charge 0.00% Class IA	$284.69	—	—	—	9.96%
	All contract charges	—	1	$201	1.28%	—
2015	Lowest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	Highest contract charge 0.00% Class IA	$258.91	—	—	—	0.47%
	All contract charges	—	1	$216	1.07%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$267.51	—	—	—	30.26%
	Highest contract charge 0.90% Class IB	$222.49	—	—	—	29.09%
	All contract charges	—	10	$2,388	0.88%	—
2018	Lowest contract charge 0.00% Class IB	$205.36	—	—	—	(4.37)%
	Highest contract charge 0.90% Class IB	$172.35	—	—	—	(5.23)%
	All contract charges	—	12	$2,364	0.98%	—
2017	Lowest contract charge 0.00% Class IB	$214.75	—	—	—	20.40%
	Highest contract charge 0.90% Class IB	$181.87	—	—	—	19.32%
	All contract charges	—	16	$3,042	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 0.90% Class IB	$152.42	—	—	—	8.96%
	All contract charges	—	14	$2,297	1.28%	—
2015	Lowest contract charge 0.00% Class IB	$162.21	—	—	—	0.48%
	Highest contract charge 0.90% Class IB	$139.88	—	—	—	(0.43)%
	All contract charges	—	11	$1,624	1.07%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.00% Class IB	$183.25	—	—	—	19.09%
	Highest contract charge 0.90% Class IB	$167.87	—	—	—	18.02%
	All contract charges	—	268	$35,036	1.73%	—
2018	Lowest contract charge 0.00% Class IB	$153.87	—	—	—	(7.56)%
	Highest contract charge 0.90% Class IB	$142.24	—	—	—	(8.39)%
	All contract charges	—	270	$29,859	1.97%	—
2017	Lowest contract charge 0.00% Class IB	$166.45	—	—	—	15.90%
	Highest contract charge 0.90% Class IB	$155.27	—	—	—	14.85%
	All contract charges	—	251	$28,921	1.62%	—
2016	Lowest contract charge 0.00% Class IB	$143.62	—	—	—	9.57%
	Highest contract charge 0.90% Class IB	$135.19	—	—	—	8.58%
	All contract charges	—	158	$19,692	1.36%	—
2015	Lowest contract charge 0.00% Class IB	$131.08	—	—	—	(3.96)%
	Highest contract charge 0.90% Class IB	$124.51	—	—	—	(4.82)%
	All contract charges	—	136	$17,513	0.84%	—

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Global Small Capitalization FundSM
2019	Lowest contract charge 0.00% Class 4	$171.78	—	—	—	31.25%
	Highest contract charge 0.90% Class 4	$161.76	—	—	—	30.06%
	All contract charges	—	149	$11,849	0.01%	—
2018	Lowest contract charge 0.00% Class 4	$130.88	—	—	—	(10.81)%
	Highest contract charge 0.90% Class 4	$124.37	—	—	—	(11.61)%
	All contract charges	—	115	$8,267	0.02%	—
2017	Lowest contract charge 0.00% Class 4	$146.74	—	—	—	25.62%
	Highest contract charge 0.90% Class 4	$140.71	—	—	—	24.50%
	All contract charges	—	69	$7,356	0.38%	—
2016	Lowest contract charge 0.00% Class 4	$116.81	—	—	—	1.85%
	Highest contract charge 0.90% Class 4	$113.02	—	—	—	0.93%
	All contract charges	—	47	$4,107	0.11%	—
2015	Lowest contract charge 0.00% Class 4	$114.69	—	—	—	(0.02)%
	Highest contract charge 0.90% Class 4	$111.98	—	—	—	(0.92)%
	All contract charges	—	43	$3,590	0.00%	—

American Funds Insurance Series® New World Fund®
2019	Lowest contract charge 0.00% Class 4	$142.11	—	—	—	28.82%
	Highest contract charge 0.90% Class 4	$133.83	—	—	—	27.66%
	All contract charges	—	581	$31,080	0.84%	—
2018	Lowest contract charge 0.00% Class 4	$110.32	—	—	—	(14.25)%
	Highest contract charge 0.90% Class 4	$104.83	—	—	—	(15.03)%
	All contract charges	—	404	$19,113	0.82%	—
2017	Lowest contract charge 0.00% Class 4	$128.66	—	—	—	29.06%
	Highest contract charge 0.90% Class 4	$123.37	—	—	—	27.90%
	All contract charges	—	222	$12,711	0.87%	—
2016	Lowest contract charge 0.00% Class 4	$99.69	—	—	—	5.05%
	Highest contract charge 0.90% Class 4	$96.46	—	—	—	4.10%
	All contract charges	—	172	$7,858	0.69%	—
2015	Lowest contract charge 0.00% Class 4	$94.90	—	—	—	(3.38)%
	Highest contract charge 0.90% Class 4	$92.66	—	—	—	(4.24)%
	All contract charges	—	139	$6,032	0.57%	—

BlackRock Global Allocation V.I. Fund
2019	Lowest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	Highest contract charge 0.00% Class III	$167.75	—	—	—	17.75%
	All contract charges	—	250	$4,841	1.08%	—
2018	Lowest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	Highest contract charge 0.00% Class III	$142.46	—	—	—	(7.58)%
	All contract charges	—	302	$5,434	1.04%	—
2017	Lowest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	Highest contract charge 0.00% Class III	$154.14	—	—	—	13.71%
	All contract charges	—	193	$4,268	1.33%	—
2016	Lowest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	Highest contract charge 0.00% Class III	$135.56	—	—	—	3.81%
	All contract charges	—	171	$4,445	0.69%	—
2015	Lowest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	Highest contract charge 0.00% Class III	$130.59	—	—	—	(1.00)%
	All contract charges	—	203	$9,384	1.08%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class A	$255.06	—	—	—	6.91%
	Highest contract charge 0.90% Class A	$242.73	—	—	—	5.95%
	All contract charges	—	203	$52,574	2.06%	—
2018	Lowest contract charge 0.00% Class A	$238.57	—	—	—	(0.50)%
	Highest contract charge 0.90% Class A	$229.10	—	—	—	(1.40)%
	All contract charges	—	212	$53,081	2.21%	—

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Multi-Sector Bond (Continued)
2017	Lowest contract charge 0.00% Class A	$239.78	—	—	—	2.24%
	Highest contract charge 0.90% Class A	$232.36	—	—	—	1.32%
	All contract charges	—	220	$57,442	1.58%	—
2016	Lowest contract charge 0.00% Class A	$234.53	—	—	—	2.93%
	Highest contract charge 0.90% Class A	$229.34	—	—	—	2.01%
	All contract charges	—	252	$66,941	1.97%	—
2015	Lowest contract charge 0.00% Class A	$227.86	—	—	—	(0.64)%
	Highest contract charge 0.90% Class A	$224.83	—	—	—	(1.53)%
	All contract charges	—	265	$70,209	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.00% Class B	$154.29	—	—	—	6.91%
	Highest contract charge 0.60% Class B	$117.67	—	—	—	6.27%
	All contract charges	—	113	$14,929	2.06%	—
2018	Lowest contract charge 0.00% Class B	$144.32	—	—	—	(0.50)%
	Highest contract charge 0.60% Class B	$110.73	—	—	—	(1.10)%
	All contract charges	—	118	$14,419	2.21%	—
2017	Lowest contract charge 0.00% Class B	$145.05	—	—	—	2.24%
	Highest contract charge 0.60% Class B	$111.96	—	—	—	1.62%
	All contract charges	—	126	$15,563	1.58%	—
2016	Lowest contract charge 0.00% Class B	$141.87	—	—	—	2.93%
	Highest contract charge 0.60% Class B	$110.17	—	—	—	2.31%
	All contract charges	—	132	$15,824	1.97%	—
2015	Lowest contract charge 0.00% Class B	$137.83	—	—	—	(0.64)%
	Highest contract charge 0.60% Class B	$107.68	—	—	—	(1.24)%
	All contract charges	—	136	$15,816	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.00% Class B	$306.19	—	—	—	33.05%
	Highest contract charge 0.90% Class B	$186.28	—	—	—	31.85%
	All contract charges	—	63	$16,764	1.98%	—
2018	Lowest contract charge 0.00% Class B	$230.14	—	—	—	(5.03)%
	Highest contract charge 0.90% Class B	$141.28	—	—	—	(5.89)%
	All contract charges	—	62	$12,512	3.68%	—
2017	Lowest contract charge 0.00% Class B	$242.33	—	—	—	24.36%
	Highest contract charge 0.90% Class B	$150.12	—	—	—	23.24%
	All contract charges	—	62	$13,055	2.72%	—
2016	Lowest contract charge 0.00% Class B	$194.86	—	—	—	9.35%
	Highest contract charge 0.90% Class B	$121.81	—	—	—	8.37%
	All contract charges	—	63	$10,707	0.00%	—
2015	Lowest contract charge 0.00% Class B	$178.20	—	—	—	(6.04)%
	Highest contract charge 0.90% Class B	$112.40	—	—	—	(6.89)%
	All contract charges	—	72	$11,024	0.27%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class A	$365.23	—	—	—	24.64%
	Highest contract charge 0.60% Class A	$331.22	—	—	—	23.89%
	All contract charges	—	35	$12,775	0.46%	—
2018	Lowest contract charge 0.00% Class A	$293.02	—	—	—	(12.98)%
	Highest contract charge 0.60% Class A	$267.34	—	—	—	(13.51)%
	All contract charges	—	37	$10,770	1.15%	—
2017	Lowest contract charge 0.00% Class A	$336.73	—	—	—	11.29%
	Highest contract charge 0.60% Class A	$309.09	—	—	—	10.63%
	All contract charges	—	43	$14,136	1.45%	—
2016	Lowest contract charge 0.00% Class A	$302.56	—	—	—	25.23%
	Highest contract charge 0.60% Class A	$279.39	—	—	—	24.48%
	All contract charges	—	46	$13,586	1.36%	—
2015	Lowest contract charge 0.00% Class A	$241.60	—	—	—	(13.13)%
	Highest contract charge 0.60% Class A	$224.44	—	—	—	(13.65)%
	All contract charges	—	48	$11,523	0.52%	—

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

CharterSM Small Cap Value
2019	Lowest contract charge 0.00% Class B	$383.11	—	—	—	24.64%
	Highest contract charge 0.90% Class B	$317.95	—	—	—	23.52%
	All contract charges	—	45	$15,990	0.46%	—
2018	Lowest contract charge 0.00% Class B	$307.37	—	—	—	(12.98)%
	Highest contract charge 0.90% Class B	$257.41	—	—	—	(13.77)%
	All contract charges	—	48	$13,628	1.15%	—
2017	Lowest contract charge 0.00% Class B	$353.23	—	—	—	11.30%
	Highest contract charge 0.90% Class B	$298.52	—	—	—	10.30%
	All contract charges	—	51	$16,788	1.45%	—
2016	Lowest contract charge 0.00% Class B	$317.38	—	—	—	25.23%
	Highest contract charge 0.90% Class B	$270.65	—	—	—	24.11%
	All contract charges	—	55	$16,433	1.36%	—
2015	Lowest contract charge 0.00% Class B	$253.43	—	—	—	(13.13)%
	Highest contract charge 0.90% Class B	$218.07	—	—	—	(13.92)%
	All contract charges	—	61	$14,517	0.52%	—

ClearBridge Variable Mid Cap Portfolio
2019	Lowest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	Highest contract charge 0.00% Class II	$14.68	—	—	—	32.61%
	All contract charges	—	73	$1,067	0.42%	—
2018	Lowest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	Highest contract charge 0.00% Class II	$11.07	—	—	—	(12.77)%
	All contract charges	—	56	$618	0.25%	—
2017	Lowest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	Highest contract charge 0.00% Class II	$12.69	—	—	—	12.50%
	All contract charges	—	25	$314	0.47%	—
2016	Lowest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	Highest contract charge 0.00% Class II(c)	$11.28	—	—	—	12.91%
	All contract charges	—	—	$5	1.01%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$239.80	—	—	—	24.93%
	Highest contract charge 0.90% Class IB	$219.68	—	—	—	23.81%
	All contract charges	—	24	$5,507	0.98%	—
2018	Lowest contract charge 0.00% Class IB	$191.95	—	—	—	(12.27)%
	Highest contract charge 0.90% Class IB	$177.44	—	—	—	(13.06)%
	All contract charges	—	23	$4,405	0.93%	—
2017	Lowest contract charge 0.00% Class IB	$218.79	—	—	—	15.23%
	Highest contract charge 0.90% Class IB	$204.10	—	—	—	14.19%
	All contract charges	—	25	$5,413	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$189.88	—	—	—	19.68%
	Highest contract charge 0.90% Class IB	$178.74	—	—	—	18.61%
	All contract charges	—	23	$4,246	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$158.65	—	—	—	(3.11)%
	Highest contract charge 0.90% Class IB	$150.69	—	—	—	(3.98)%
	All contract charges	—	20	$3,160	0.54%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.21	—	—	—	29.90%
	Highest contract charge 0.90% Class IB	$254.87	—	—	—	28.74%
	All contract charges	—	60	$16,256	1.68%	—
2018	Lowest contract charge 0.00% Class IB	$214.17	—	—	—	(6.06)%
	Highest contract charge 0.90% Class IB	$197.98	—	—	—	(6.91)%
	All contract charges	—	49	$10,225	1.16%	—
2017	Lowest contract charge 0.00% Class IB	$227.98	—	—	—	20.75%
	Highest contract charge 0.90% Class IB	$212.68	—	—	—	19.67%
	All contract charges	—	43	$9,743	1.24%	—

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility (Continued)
2016	Lowest contract charge 0.00% Class IB	$188.80	—	—	—	11.03%
	Highest contract charge 0.90% Class IB	$177.72	—	—	—	10.03%
	All contract charges	—	37	$6,887	1.27%	—
2015	Lowest contract charge 0.00% Class IB	$170.05	—	—	—	0.37%
	Highest contract charge 0.90% Class IB	$161.52	—	—	—	(0.54)%
	All contract charges	—	34	$5,680	0.91%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$222.87	—	—	—	24.45%
	Highest contract charge 0.90% Class IB	$204.17	—	—	—	23.32%
	All contract charges	—	28	$5,977	0.99%	—
2018	Lowest contract charge 0.00% Class IB	$179.09	—	—	—	(11.92)%
	Highest contract charge 0.90% Class IB	$165.56	—	—	—	(12.71)%
	All contract charges	—	24	$4,137	0.77%	—
2017	Lowest contract charge 0.00% Class IB	$203.32	—	—	—	13.85%
	Highest contract charge 0.90% Class IB	$189.67	—	—	—	12.84%
	All contract charges	—	23	$4,480	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$178.58	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$168.09	—	—	—	19.44%
	All contract charges	—	18	$3,289	0.82%	—
2015	Lowest contract charge 0.00% Class IB	$148.16	—	—	—	(5.10)%
	Highest contract charge 0.90% Class IB	$140.73	—	—	—	(5.95)%
	All contract charges	—	15	$2,284	0.39%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IA	$650.40	—	—	—	27.80%
	Highest contract charge 0.90% Class IA	$529.86	—	—	—	26.65%
	All contract charges	—	378	$143,573	0.16%	—
2018	Lowest contract charge 0.00% Class IA	$508.91	—	—	—	(7.88)%
	Highest contract charge 0.90% Class IA	$418.36	—	—	—	(8.71)%
	All contract charges	—	394	$123,432	0.12%	—
2017	Lowest contract charge 0.00% Class IA	$552.43	—	—	—	22.67%
	Highest contract charge 0.90% Class IA	$458.28	—	—	—	21.57%
	All contract charges	—	358	$142,467	0.27%	—
2016	Lowest contract charge 0.00% Class IA	$450.34	—	—	—	12.58%
	Highest contract charge 0.90% Class IA	$376.97	—	—	—	11.57%
	All contract charges	—	377	$130,425	0.36%	—
2015	Lowest contract charge 0.00% Class IA	$400.02	—	—	—	(2.91)%
	Highest contract charge 0.90% Class IA	$337.88	—	—	—	(3.78)%
	All contract charges	—	399	$126,365	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.00% Class IB	$533.87	—	—	—	27.80%
	Highest contract charge 0.60% Class IB	$420.52	—	—	—	27.04%
	All contract charges	—	172	$76,362	0.16%	—
2018	Lowest contract charge 0.00% Class IB	$417.73	—	—	—	(7.88)%
	Highest contract charge 0.60% Class IB	$331.02	—	—	—	(8.43)%
	All contract charges	—	182	$62,991	0.12%	—
2017	Lowest contract charge 0.00% Class IB	$453.45	—	—	—	22.67%
	Highest contract charge 0.60% Class IB	$361.51	—	—	—	21.93%
	All contract charges	—	189	$71,440	0.27%	—
2016	Lowest contract charge 0.00% Class IB	$369.65	—	—	—	12.58%
	Highest contract charge 0.60% Class IB	$296.48	—	—	—	11.90%
	All contract charges	—	204	$62,757	0.36%	—
2015	Lowest contract charge 0.00% Class IB	$328.35	—	—	—	(2.91)%
	Highest contract charge 0.60% Class IB	$264.94	—	—	—	(3.49)%
	All contract charges	—	221	$60,376	0.05%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class A	$299.21	—	—	—	24.49%
	Highest contract charge 0.90% Class A	$258.33	—	—	—	23.37%
	All contract charges	—	297	$64,898	1.56%	—
2018	Lowest contract charge 0.00% Class A	$240.35	—	—	—	(8.72)%
	Highest contract charge 0.90% Class A	$209.40	—	—	—	(9.54)%
	All contract charges	—	310	$56,672	1.56%	—
2017	Lowest contract charge 0.00% Class A	$263.30	—	—	—	19.10%
	Highest contract charge 0.90% Class A	$231.49	—	—	—	18.03%
	All contract charges	—	302	$63,917	1.51%	—
2016	Lowest contract charge 0.00% Class A	$221.08	—	—	—	8.79%
	Highest contract charge 0.90% Class A	$196.13	—	—	—	7.81%
	All contract charges	—	306	$56,824	0.94%	—
2015	Lowest contract charge 0.00% Class A	$203.22	—	—	—	(1.75)%
	Highest contract charge 0.90% Class A	$181.92	—	—	—	(2.64)%
	All contract charges	—	344	$57,423	0.95%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.00% Class B	$293.12	—	—	—	24.49%
	Highest contract charge 0.60% Class B	$265.81	—	—	—	23.74%
	All contract charges	—	327	$94,755	1.56%	—
2018	Lowest contract charge 0.00% Class B	$235.46	—	—	—	(8.72)%
	Highest contract charge 0.60% Class B	$214.81	—	—	—	(9.27)%
	All contract charges	—	340	$79,240	1.56%	—
2017	Lowest contract charge 0.00% Class B	$257.94	—	—	—	19.10%
	Highest contract charge 0.60% Class B	$236.75	—	—	—	18.39%
	All contract charges	—	362	$92,369	1.51%	—
2016	Lowest contract charge 0.00% Class B	$216.58	—	—	—	8.78%
	Highest contract charge 0.60% Class B	$199.98	—	—	—	8.13%
	All contract charges	—	373	$79,996	0.94%	—
2015	Lowest contract charge 0.00% Class B	$199.09	—	—	—	(1.75)%
	Highest contract charge 0.60% Class B	$184.94	—	—	—	(2.34)%
	All contract charges	—	392	$77,349	0.95%	—

EQ/American Century Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$28.02	—	—	—	28.83%
	Highest contract charge 0.90% Class IB	$256.65	—	—	—	27.65%
	All contract charges	—	471	$60,979	1.85%	—
2018	Lowest contract charge 0.00% Class IB(e)(f)	$21.75	—	—	—	(9.38)%
	Highest contract charge 0.90% Class IB(e)(f)	$201.05	—	—	—	(9.54)%
	All contract charges	—	443	$48,111	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	Highest contract charge 0.00% Class IB	$180.48	—	—	—	15.69%
	All contract charges	—	250	$45,138	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	Highest contract charge 0.00% Class IB	$156.00	—	—	—	(4.18)%
	All contract charges	—	246	$38,340	1.27%	—
2017	Lowest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	Highest contract charge 0.00% Class IB	$162.81	—	—	—	9.85%
	All contract charges	—	225	$36,558	1.43%	—
2016	Lowest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	Highest contract charge 0.00% Class IB	$148.21	—	—	—	5.98%
	All contract charges	—	188	$27,793	0.89%	—
2015	Lowest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	Highest contract charge 0.00% Class IB	$139.85	—	—	—	(0.64)%
	All contract charges	—	173	$24,207	1.09%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IA	$444.81	—	—	—	23.43%
	Highest contract charge 0.60% Class IA	$403.40	—	—	—	22.69%
	All contract charges	—	247	$40,507	1.92%	—
2018	Lowest contract charge 0.00% Class IA	$360.36	—	—	—	(8.02)%
	Highest contract charge 0.60% Class IA	$328.79	—	—	—	(8.57)%
	All contract charges	—	244	$35,722	1.60%	—
2017	Lowest contract charge 0.00% Class IA	$391.76	—	—	—	8.11%
	Highest contract charge 0.60% Class IA	$359.60	—	—	—	7.46%
	All contract charges	—	247	$41,840	1.40%	—
2016	Lowest contract charge 0.00% Class IA	$362.37	—	—	—	17.96%
	Highest contract charge 0.60% Class IA	$334.63	—	—	—	17.26%
	All contract charges	—	246	$40,079	1.49%	—
2015	Lowest contract charge 0.00% Class IA	$307.19	—	—	—	(6.15)%
	Highest contract charge 0.60% Class IA	$285.38	—	—	—	(6.71)%
	All contract charges	—	242	$36,247	1.28%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.00% Class IB	$585.44	—	—	—	23.44%
	Highest contract charge 0.90% Class IB	$476.96	—	—	—	22.32%
	All contract charges	—	321	$167,995	1.92%	—
2018	Lowest contract charge 0.00% Class IB	$474.29	—	—	—	(8.01)%
	Highest contract charge 0.90% Class IB	$389.92	—	—	—	(8.85)%
	All contract charges	—	347	$147,522	1.60%	—
2017	Lowest contract charge 0.00% Class IB	$515.61	—	—	—	8.11%
	Highest contract charge 0.90% Class IB	$427.76	—	—	—	7.14%
	All contract charges	—	369	$170,709	1.40%	—
2016	Lowest contract charge 0.00% Class IB	$476.93	—	—	—	17.96%
	Highest contract charge 0.90% Class IB	$399.26	—	—	—	16.91%
	All contract charges	—	400	$171,810	1.49%	—
2015	Lowest contract charge 0.00% Class IB	$404.30	—	—	—	(6.15)%
	Highest contract charge 0.90% Class IB	$341.52	—	—	—	(6.99)%
	All contract charges	—	436	$158,529	1.28%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IA	$560.70	—	—	—	32.88%
	Highest contract charge 0.60% Class IA	$347.26	—	—	—	32.08%
	All contract charges	—	61	$16,612	0.54%	—
2018	Lowest contract charge 0.00% Class IA	$421.95	—	—	—	(4.84)%
	Highest contract charge 0.60% Class IA	$262.91	—	—	—	(5.41)%
	All contract charges	—	70	$15,092	0.57%	—
2017	Lowest contract charge 0.00% Class IA	$443.41	—	—	—	25.44%
	Highest contract charge 0.60% Class IA	$277.95	—	—	—	24.69%
	All contract charges	—	62	$16,329	0.78%	—
2016	Lowest contract charge 0.00% Class IA	$353.49	—	—	—	8.42%
	Highest contract charge 0.60% Class IA	$222.92	—	—	—	7.77%
	All contract charges	—	60	$13,834	0.87%	—
2015	Lowest contract charge 0.00% Class IA	$326.03	—	—	—	1.91%
	Highest contract charge 0.60% Class IA	$206.84	—	—	—	1.30%
	All contract charges	—	62	$14,705	0.59%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.00% Class IB	$425.90	—	—	—	32.88%
	Highest contract charge 0.90% Class IB	$354.37	—	—	—	31.69%
	All contract charges	—	287	$109,329	0.54%	—
2018	Lowest contract charge 0.00% Class IB	$320.51	—	—	—	(4.84)%
	Highest contract charge 0.90% Class IB	$269.10	—	—	—	(5.70)%
	All contract charges	—	337	$96,993	0.57%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Guardian Research (Continued)
2017	Lowest contract charge 0.00% Class IB	$336.81	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$285.37	—	—	—	24.31%
	All contract charges	—	358	$108,933	0.78%	—
2016	Lowest contract charge 0.00% Class IB	$268.51	—	—	—	8.42%
	Highest contract charge 0.90% Class IB	$229.56	—	—	—	7.45%
	All contract charges	—	377	$92,101	0.87%	—
2015	Lowest contract charge 0.00% Class IB	$247.65	—	—	—	1.91%
	Highest contract charge 0.90% Class IB	$213.65	—	—	—	1.00%
	All contract charges	—	417	$94,238	0.59%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	Highest contract charge 0.00% Class IA	$621.55	—	—	—	32.00%
	All contract charges	—	87	$13,827	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	Highest contract charge 0.00% Class IA	$470.86	—	—	—	(0.35)%
	All contract charges	—	96	$11,281	0.17%	—
2017	Lowest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	Highest contract charge 0.00% Class IA	$472.51	—	—	—	25.59%
	All contract charges	—	99	$12,081	0.08%	—
2016	Lowest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	Highest contract charge 0.00% Class IA	$376.24	—	—	—	0.88%
	All contract charges	—	120	$10,833	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	Highest contract charge 0.00% Class IA	$372.96	—	—	—	1.27%
	All contract charges	—	124	$11,612	0.00%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.00% Class IB	$355.63	—	—	—	32.00%
	Highest contract charge 0.90% Class IB	$295.90	—	—	—	30.81%
	All contract charges	—	247	$81,168	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$269.42	—	—	—	(0.35)%
	Highest contract charge 0.90% Class IB	$226.20	—	—	—	(1.25)%
	All contract charges	—	263	$65,342	0.17%	—
2017	Lowest contract charge 0.00% Class IB	$270.36	—	—	—	25.59%
	Highest contract charge 0.90% Class IB	$229.06	—	—	—	24.46%
	All contract charges	—	276	$69,313	0.08%	—
2016	Lowest contract charge 0.00% Class IB	$215.27	—	—	—	0.88%
	Highest contract charge 0.90% Class IB	$184.04	—	—	—	(0.02)%
	All contract charges	—	310	$62,282	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$213.39	—	—	—	1.27%
	Highest contract charge 0.90% Class IB	$184.08	—	—	—	0.35%
	All contract charges	—	364	$72,486	0.00%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IA	$882.60	—	—	—	30.23%
	Highest contract charge 0.90% Class IA	$882.13	—	—	—	29.06%
	All contract charges	—	1,159	$1,522,368	1.43%	—
2018	Lowest contract charge 0.00% Class IA	$677.71	—	—	—	(5.80)%
	Highest contract charge 0.90% Class IA	$683.50	—	—	—	(6.65)%
	All contract charges	—	1,222	$1,276,167	1.30%	—
2017	Lowest contract charge 0.00% Class IA	$719.43	—	—	—	20.47%
	Highest contract charge 0.90% Class IA	$732.21	—	—	—	19.39%
	All contract charges	—	1,320	$1,495,123	1.30%	—
2016	Lowest contract charge 0.00% Class IA	$597.19	—	—	—	11.69%
	Highest contract charge 0.90% Class IA	$613.30	—	—	—	10.69%
	All contract charges	—	1,384	$1,360,428	1.55%	—
2015	Lowest contract charge 0.00% Class IA	$534.69	—	—	—	(0.05)%
	Highest contract charge 0.90% Class IA	$554.08	—	—	—	(0.95)%
	All contract charges	—	1,448	$1,330,558	1.37%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index
2019	Lowest contract charge 0.00% Class IB	$275.63	—	—	—	30.24%
	Highest contract charge 0.60% Class IB	$293.39	—	—	—	29.45%
	All contract charges	—	908	$260,644	1.43%	—
2018	Lowest contract charge 0.00% Class IB	$211.64	—	—	—	(5.80)%
	Highest contract charge 0.60% Class IB	$226.64	—	—	—	(6.37)%
	All contract charges	—	926	$205,339	1.30%	—
2017	Lowest contract charge 0.00% Class IB	$224.67	—	—	—	20.47%
	Highest contract charge 0.60% Class IB	$242.06	—	—	—	19.75%
	All contract charges	—	951	$225,386	1.30%	—
2016	Lowest contract charge 0.00% Class IB	$186.50	—	—	—	11.69%
	Highest contract charge 0.60% Class IB	$202.14	—	—	—	11.02%
	All contract charges	—	981	$194,128	1.55%	—
2015	Lowest contract charge 0.00% Class IB	$166.98	—	—	—	(0.05)%
	Highest contract charge 0.60% Class IB	$182.07	—	—	—	(0.65)%
	All contract charges	—	1,016	$181,517	1.37%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class A	$177.26	—	—	—	9.24%
	Highest contract charge 0.90% Class A	$153.05	—	—	—	8.25%
	All contract charges	—	246	$19,283	1.67%	—
2018	Lowest contract charge 0.00% Class A	$162.27	—	—	—	(1.57)%
	Highest contract charge 0.90% Class A	$141.38	—	—	—	(2.45)%
	All contract charges	—	256	$19,839	1.52%	—
2017	Lowest contract charge 0.00% Class A	$164.85	—	—	—	4.95%
	Highest contract charge 0.90% Class A	$144.93	—	—	—	4.00%
	All contract charges	—	253	$21,414	1.07%	—
2016	Lowest contract charge 0.00% Class A	$157.07	—	—	—	2.92%
	Highest contract charge 0.90% Class A	$139.35	—	—	—	2.01%
	All contract charges	—	270	$22,880	0.94%	—
2015	Lowest contract charge 0.00% Class A	$152.61	—	—	—	(0.24)%
	Highest contract charge 0.90% Class A	$136.61	—	—	—	(1.14)%
	All contract charges	—	284	$24,201	0.79%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.00% Class B	$173.64	—	—	—	9.24%
	Highest contract charge 0.60% Class B	$157.47	—	—	—	8.59%
	All contract charges	—	51	$8,616	1.67%	—
2018	Lowest contract charge 0.00% Class B	$158.96	—	—	—	(1.56)%
	Highest contract charge 0.60% Class B	$145.02	—	—	—	(2.16)%
	All contract charges	—	47	$7,355	1.52%	—
2017	Lowest contract charge 0.00% Class B	$161.48	—	—	—	4.95%
	Highest contract charge 0.60% Class B	$148.22	—	—	—	4.32%
	All contract charges	—	46	$7,209	1.07%	—
2016	Lowest contract charge 0.00% Class B	$153.87	—	—	—	2.92%
	Highest contract charge 0.60% Class B	$142.08	—	—	—	2.31%
	All contract charges	—	58	$8,706	0.94%	—
2015	Lowest contract charge 0.00% Class B	$149.50	—	—	—	(0.24)%
	Highest contract charge 0.60% Class B	$138.87	—	—	—	(0.84)%
	All contract charges	—	61	$8,855	0.79%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	Highest contract charge 0.00% Class IB	$166.29	—	—	—	13.39%
	All contract charges	—	49	$8,070	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	Highest contract charge 0.00% Class IB	$146.65	—	—	—	(3.25)%
	All contract charges	—	48	$7,082	1.21%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	Highest contract charge 0.00% Class IB	$151.58	—	—	—	7.98%
	All contract charges	—	49	$7,439	1.29%	—
2016	Lowest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	Highest contract charge 0.00% Class IB	$140.38	—	—	—	4.96%
	All contract charges	—	44	$6,162	0.90%	—
2015	Lowest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	Highest contract charge 0.00% Class IB	$133.74	—	—	—	(0.46)%
	All contract charges	—	41	$5,539	0.95%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	Highest contract charge 0.00% Class IB	$140.14	—	—	—	8.94%
	All contract charges	—	22	$3,022	1.46%	—
2018	Lowest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	Highest contract charge 0.00% Class IB	$128.64	—	—	—	(1.40)%
	All contract charges	—	23	$2,969	1.31%	—
2017	Lowest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	Highest contract charge 0.00% Class IB	$130.46	—	—	—	4.27%
	All contract charges	—	20	$2,656	1.02%	—
2016	Lowest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	Highest contract charge 0.00% Class IB	$125.12	—	—	—	2.83%
	All contract charges	—	22	$2,805	0.85%	—
2015	Lowest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	Highest contract charge 0.00% Class IB	$121.68	—	—	—	(0.17)%
	All contract charges	—	20	$2,427	0.94%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$205.49	—	—	—	13.48%
	Highest contract charge 0.90% Class A	$177.42	—	—	—	12.46%
	All contract charges	—	266	$18,021	1.58%	—
2018	Lowest contract charge 0.00% Class A	$181.08	—	—	—	(3.64)%
	Highest contract charge 0.90% Class A	$157.76	—	—	—	(4.52)%
	All contract charges	—	209	$16,289	1.47%	—
2017	Lowest contract charge 0.00% Class A	$187.93	—	—	—	8.83%
	Highest contract charge 0.90% Class A	$165.22	—	—	—	7.84%
	All contract charges	—	174	$17,822	1.21%	—
2016	Lowest contract charge 0.00% Class A	$172.69	—	—	—	4.73%
	Highest contract charge 0.90% Class A	$153.21	—	—	—	3.79%
	All contract charges	—	148	$17,374	0.90%	—
2015	Lowest contract charge 0.00% Class A	$164.89	—	—	—	(0.66)%
	Highest contract charge 0.90% Class A	$147.61	—	—	—	(1.55)%
	All contract charges	—	164	$17,659	0.82%	—

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$201.31	—	—	—	13.48%
	Highest contract charge 0.60% Class B	$182.56	—	—	—	12.80%
	All contract charges	—	74	$14,620	1.58%	—
2018	Lowest contract charge 0.00% Class B	$177.40	—	—	—	(3.64)%
	Highest contract charge 0.60% Class B	$161.84	—	—	—	(4.23)%
	All contract charges	—	77	$13,374	1.47%	—
2017	Lowest contract charge 0.00% Class B	$184.11	—	—	—	8.82%
	Highest contract charge 0.60% Class B	$168.98	—	—	—	8.17%
	All contract charges	—	82	$14,766	1.21%	—
2016	Lowest contract charge 0.00% Class B	$169.18	—	—	—	4.73%
	Highest contract charge 0.60% Class B	$156.22	—	—	—	4.11%
	All contract charges	—	87	$14,529	0.90%	—
2015	Lowest contract charge 0.00% Class B	$161.54	—	—	—	(0.65)%
	Highest contract charge 0.60% Class B	$150.06	—	—	—	(1.24)%
	All contract charges	—	90	$14,346	0.82%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IA	$146.29	—	—	—	6.26%
	Highest contract charge 0.90% Class IA	$129.85	—	—	—	5.30%
	All contract charges	—	164	$25,238	2.27%	—
2018	Lowest contract charge 0.00% Class IA	$137.67	—	—	—	0.25%
	Highest contract charge 0.90% Class IA	$123.31	—	—	—	(0.66)%
	All contract charges	—	176	$25,499	1.91%	—
2017	Lowest contract charge 0.00% Class IA	$137.33	—	—	—	1.46%
	Highest contract charge 0.90% Class IA	$124.13	—	—	—	0.55%
	All contract charges	—	182	$26,157	1.39%	—
2016	Lowest contract charge 0.00% Class IA	$135.35	—	—	—	1.38%
	Highest contract charge 0.90% Class IA	$123.45	—	—	—	0.47%
	All contract charges	—	200	$28,475	1.50%	—
2015	Lowest contract charge 0.00% Class IA	$133.51	—	—	—	0.44%
	Highest contract charge 0.90% Class IA	$122.87	—	—	—	(0.47)%
	All contract charges	—	207	$29,322	1.49%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.00% Class IB	$152.00	—	—	—	6.26%
	Highest contract charge 0.60% Class IB	$167.23	—	—	—	5.63%
	All contract charges	—	338	$54,929	2.27%	—
2018	Lowest contract charge 0.00% Class IB	$143.04	—	—	—	0.25%
	Highest contract charge 0.60% Class IB	$158.32	—	—	—	(0.36)%
	All contract charges	—	162	$24,073	1.91%	—
2017	Lowest contract charge 0.00% Class IB	$142.69	—	—	—	1.46%
	Highest contract charge 0.60% Class IB	$158.89	—	—	—	0.86%
	All contract charges	—	172	$25,594	1.39%	—
2016	Lowest contract charge 0.00% Class IB	$140.63	—	—	—	1.38%
	Highest contract charge 0.60% Class IB	$157.54	—	—	—	0.77%
	All contract charges	—	165	$24,392	1.50%	—
2015	Lowest contract charge 0.00% Class IB	$138.72	—	—	—	0.44%
	Highest contract charge 0.60% Class IB	$156.34	—	—	—	(0.17)%
	All contract charges	—	157	$23,116	1.49%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	Highest contract charge 0.00% Class IB(v)	$112.00	—	—	—	6.28%
	All contract charges	—	—	—	3.16%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IA	$1,016.61	—	—	—	30.68%
	Highest contract charge 0.90% Class IA	$813.31	—	—	—	29.51%
	All contract charges	—	1,675	$675,268	1.61%	—
2018	Lowest contract charge 0.00% Class IA	$777.94	—	—	—	(4.93)%
	Highest contract charge 0.90% Class IA	$628.01	—	—	—	(5.80)%
	All contract charges	—	1,470	$538,073	1.45%	—
2017	Lowest contract charge 0.00% Class IA	$818.32	—	—	—	21.04%
	Highest contract charge 0.90% Class IA	$666.65	—	—	—	19.96%
	All contract charges	—	1,393	$602,506	1.45%	—
2016	Lowest contract charge 0.00% Class IA	$676.05	—	—	—	11.24%
	Highest contract charge 0.90% Class IA	$555.73	—	—	—	10.24%
	All contract charges	—	1,292	$542,718	1.66%	—
2015	Lowest contract charge 0.00% Class IA	$607.76	—	—	—	0.80%
	Highest contract charge 0.90% Class IA	$504.12	—	—	—	(0.11)%
	All contract charges	—	1,399	$519,057	1.61%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.00% Class IB	$307.67	—	—	—	30.68%
	Highest contract charge 0.60% Class IB	$280.82	—	—	—	29.90%
	All contract charges	—	1,214	$362,294	1.61%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.00% Class IB	$235.43	—	—	—	(4.94)%
	Highest contract charge 0.60% Class IB	$216.18	—	—	—	(5.51)%
	All contract charges	—	1,158	$264,177	1.45%	—
2017	Lowest contract charge 0.00% Class IB	$247.66	—	—	—	21.04%
	Highest contract charge 0.60% Class IB	$228.79	—	—	—	20.32%
	All contract charges	—	1,137	$272,641	1.45%	—
2016	Lowest contract charge 0.00% Class IB	$204.61	—	—	—	11.23%
	Highest contract charge 0.60% Class IB	$190.15	—	—	—	10.56%
	All contract charges	—	1,100	$217,785	1.66%	—
2015	Lowest contract charge 0.00% Class IB	$183.95	—	—	—	0.79%
	Highest contract charge 0.60% Class IB	$171.99	—	—	—	0.19%
	All contract charges	—	1,073	$191,053	1.61%	—

EQ/Fidelity Institutional AM® Large Cap
2019	Lowest contract charge 0.00% Class IB	$41.99	—	—	—	31.05%
	Highest contract charge 0.90% Class IB	$254.45	—	—	—	29.89%
	All contract charges	—	536	$111,733	0.96%	—
2018	Lowest contract charge 0.00% Class IB(e)(g)	$32.04	—	—	—	(11.05)%
	Highest contract charge 0.90% Class IB(e)(g)	$195.89	—	—	—	(11.22)%
	All contract charges	—	589	$93,723	0.25%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 0.00% Class IB	$301.65	—	—	—	29.76%
	Highest contract charge 0.90% Class IB	$276.35	—	—	—	28.60%
	All contract charges	—	223	$65,531	1.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(h)	$232.46	—	—	—	(7.28)%
	Highest contract charge 0.90% Class IB(e)(h)	$214.89	—	—	—	(7.44)%
	All contract charges	—	229	$52,109	0.29%	—

EQ/Franklin Strategic Income
2019	Lowest contract charge 0.00% Class IB	$148.04	—	—	—	8.73%
	Highest contract charge 0.90% Class IB	$135.62	—	—	—	7.75%
	All contract charges	—	253	$36,793	4.04%	—
2018	Lowest contract charge 0.00% Class IB(e)(i)	$136.15	—	—	—	(1.14)%
	Highest contract charge 0.90% Class IB(e)(i)	$125.86	—	—	—	(1.32)%
	All contract charges	—	250	$33,498	0.70%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$151.03	—	—	—	6.21%
	Highest contract charge 0.90% Class IA	$126.10	—	—	—	5.25%
	All contract charges	—	108	$7,493	0.81%	—
2018	Lowest contract charge 0.00% Class IA	$142.20	—	—	—	(1.63)%
	Highest contract charge 0.90% Class IA	$119.81	—	—	—	(2.51)%
	All contract charges	—	104	$7,532	1.35%	—
2017	Lowest contract charge 0.00% Class IA	$144.55	—	—	—	4.65%
	Highest contract charge 0.90% Class IA	$122.90	—	—	—	3.71%
	All contract charges	—	99	$7,953	0.04%	—
2016	Lowest contract charge 0.00% Class IA	$138.13	—	—	—	0.68%
	Highest contract charge 0.90% Class IA	$118.50	—	—	—	(0.23)%
	All contract charges	—	99	$8,311	1.92%	—
2015	Lowest contract charge 0.00% Class IA	$137.20	—	—	—	(3.80)%
	Highest contract charge 0.90% Class IA	$118.77	—	—	—	(4.66)%
	All contract charges	—	93	$8,563	0.04%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$143.93	—	—	—	6.21%
	Highest contract charge 0.60% Class IB	$129.49	—	—	—	5.57%
	All contract charges	—	67	$9,498	0.81%	—
2018	Lowest contract charge 0.00% Class IB	$135.52	—	—	—	(1.63)%
	Highest contract charge 0.60% Class IB	$122.66	—	—	—	(2.22)%
	All contract charges	—	69	$9,105	1.35%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Global Bond PLUS (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.76	—	—	—	4.65%
	Highest contract charge 0.60% Class IB	$125.44	—	—	—	4.02%
	All contract charges	—	68	$9,131	0.04%	—
2016	Lowest contract charge 0.00% Class IB	$131.64	—	—	—	0.68%
	Highest contract charge 0.60% Class IB	$120.59	—	—	—	0.07%
	All contract charges	—	69	$8,747	1.92%	—
2015	Lowest contract charge 0.00% Class IB	$130.75	—	—	—	(3.80)%
	Highest contract charge 0.60% Class IB	$120.50	—	—	—	(4.38)%
	All contract charges	—	66	$8,457	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	Highest contract charge 0.00% Class IA	$723.36	—	—	—	25.27%
	All contract charges	—	77	$30,636	1.34%	—
2018	Lowest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	Highest contract charge 0.00% Class IA	$577.44	—	—	—	(12.16)%
	All contract charges	—	77	$26,261	1.02%	—
2017	Lowest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	Highest contract charge 0.00% Class IA	$657.37	—	—	—	26.08%
	All contract charges	—	67	$31,741	1.07%	—
2016	Lowest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	Highest contract charge 0.00% Class IA	$521.38	—	—	—	4.48%
	All contract charges	—	68	$27,405	0.91%	—
2015	Lowest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	Highest contract charge 0.00% Class IA	$499.04	—	—	—	(1.73)%
	All contract charges	—	74	$28,446	0.88%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$387.83	—	—	—	25.27%
	Highest contract charge 0.90% Class IB	$316.83	—	—	—	24.14%
	All contract charges	—	305	$108,639	1.34%	—
2018	Lowest contract charge 0.00% Class IB	$309.60	—	—	—	(12.16)%
	Highest contract charge 0.90% Class IB	$255.21	—	—	—	(12.96)%
	All contract charges	—	329	$93,820	1.02%	—
2017	Lowest contract charge 0.00% Class IB	$352.45	—	—	—	26.08%
	Highest contract charge 0.90% Class IB	$293.20	—	—	—	24.95%
	All contract charges	—	359	$116,782	1.07%	—
2016	Lowest contract charge 0.00% Class IB	$279.54	—	—	—	4.48%
	Highest contract charge 0.90% Class IB	$234.65	—	—	—	3.54%
	All contract charges	—	398	$102,881	0.91%	—
2015	Lowest contract charge 0.00% Class IB	$267.56	—	—	—	(1.73)%
	Highest contract charge 0.90% Class IB	$226.63	—	—	—	(2.61)%
	All contract charges	—	441	$110,066	0.88%	—

EQ/Goldman Sachs Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$238.65	—	—	—	30.79%
	Highest contract charge 0.90% Class IB	$218.62	—	—	—	29.61%
	All contract charges	—	47	$10,997	0.88%	—
2018	Lowest contract charge 0.00% Class IB(e)(j)	$182.47	—	—	—	(8.70)%
	Highest contract charge 0.90% Class IB(e)(j)	$168.67	—	—	—	(8.86)%
	All contract charges	—	48	$8,496	0.22%	—

EQ/Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	Highest contract charge 0.00% Class IB	$212.19	—	—	—	20.26%
	All contract charges	—	334	$70,894	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	Highest contract charge 0.00% Class IB	$176.45	—	—	—	(6.08)%
	All contract charges	—	332	$58,504	1.22%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	Highest contract charge 0.00% Class IB	$187.88	—	—	—	13.72%
	All contract charges	—	330	$62,041	1.57%	—
2016	Lowest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	Highest contract charge 0.00% Class IB	$165.21	—	—	—	8.09%
	All contract charges	—	304	$50,167	0.98%	—
2015	Lowest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	Highest contract charge 0.00% Class IB	$152.84	—	—	—	(0.98)%
	All contract charges	—	279	$42,615	1.25%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IA	$247.60	—	—	—	4.16%
	Highest contract charge 0.90% Class IA	$206.24	—	—	—	3.23%
	All contract charges	—	228	$27,603	1.52%	—
2018	Lowest contract charge 0.00% Class IA	$237.70	—	—	—	0.83%
	Highest contract charge 0.90% Class IA	$199.78	—	—	—	(0.08)%
	All contract charges	—	207	$29,582	1.24%	—
2017	Lowest contract charge 0.00% Class IA	$235.74	—	—	—	0.34%
	Highest contract charge 0.90% Class IA	$199.94	—	—	—	(0.56)%
	All contract charges	—	370	$69,699	0.84%	—
2016	Lowest contract charge 0.00% Class IA	$234.93	—	—	—	0.45%
	Highest contract charge 0.90% Class IA	$201.07	—	—	—	(0.45)%
	All contract charges	—	354	$70,206	0.70%	—
2015	Lowest contract charge 0.00% Class IA	$233.88	—	—	—	0.43%
	Highest contract charge 0.90% Class IA	$201.98	—	—	—	(0.47)%
	All contract charges	—	323	$65,486	0.60%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$177.80	—	—	—	4.17%
	Highest contract charge 0.60% Class IB	$157.00	—	—	—	3.54%
	All contract charges	—	119	$18,974	1.52%	—
2018	Lowest contract charge 0.00% Class IB	$170.68	—	—	—	0.83%
	Highest contract charge 0.60% Class IB	$151.63	—	—	—	0.22%
	All contract charges	—	119	$18,533	1.24%	—
2017	Lowest contract charge 0.00% Class IB	$169.28	—	—	—	0.34%
	Highest contract charge 0.60% Class IB	$151.29	—	—	—	(0.26)%
	All contract charges	—	123	$19,188	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$168.70	—	—	—	0.45%
	Highest contract charge 0.60% Class IB	$151.68	—	—	—	(0.15)%
	All contract charges	—	135	$20,929	0.70%	—
2015	Lowest contract charge 0.00% Class IB	$167.94	—	—	—	0.42%
	Highest contract charge 0.60% Class IB	$151.91	—	—	—	(0.18)%
	All contract charges	—	120	$18,638	0.60%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$290.03	—	—	—	22.45%
	Highest contract charge 0.60% Class IA	$204.63	—	—	—	21.71%
	All contract charges	—	51	$14,541	1.95%	—
2018	Lowest contract charge 0.00% Class IA	$236.86	—	—	—	(14.89)%
	Highest contract charge 0.60% Class IA	$168.13	—	—	—	(15.40)%
	All contract charges	—	53	$12,380	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$278.29	—	—	—	26.30%
	Highest contract charge 0.60% Class IA	$198.73	—	—	—	25.54%
	All contract charges	—	56	$15,408	1.64%	—
2016	Lowest contract charge 0.00% Class IA	$220.34	—	—	—	0.22%
	Highest contract charge 0.60% Class IA	$158.30	—	—	—	(0.37)%
	All contract charges	—	61	$13,351	0.29%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility (Continued)
2015	Lowest contract charge 0.00% Class IA	$219.85	—	—	—	(4.35)%
	Highest contract charge 0.60% Class IA	$158.89	—	—	—	(4.92)%
	All contract charges	—	66	$14,331	0.06%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$187.96	—	—	—	22.44%
	Highest contract charge 0.90% Class IB	$155.89	—	—	—	21.35%
	All contract charges	—	238	$41,797	1.95%	—
2018	Lowest contract charge 0.00% Class IB	$153.51	—	—	—	(14.89)%
	Highest contract charge 0.90% Class IB	$128.46	—	—	—	(15.66)%
	All contract charges	—	271	$38,842	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$180.36	—	—	—	26.31%
	Highest contract charge 0.90% Class IB	$152.31	—	—	—	25.17%
	All contract charges	—	282	$47,837	1.64%	—
2016	Lowest contract charge 0.00% Class IB	$142.79	—	—	—	0.21%
	Highest contract charge 0.90% Class IB	$121.68	—	—	—	(0.69)%
	All contract charges	—	336	$45,006	0.29%	—
2015	Lowest contract charge 0.00% Class IB	$142.49	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB	$122.52	—	—	—	(5.21)%
	All contract charges	—	345	$46,054	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IA	$243.62	—	—	—	22.15%
	Highest contract charge 0.90% Class IA	$194.77	—	—	—	21.04%
	All contract charges	—	1,445	$246,275	2.83%	—
2018	Lowest contract charge 0.00% Class IA	$199.45	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IA	$160.91	—	—	—	(15.94)%
	All contract charges	—	1,515	$218,461	2.40%	—
2017	Lowest contract charge 0.00% Class IA	$235.12	—	—	—	23.22%
	Highest contract charge 0.90% Class IA	$191.42	—	—	—	22.12%
	All contract charges	—	1,529	$270,450	2.64%	—
2016	Lowest contract charge 0.00% Class IA	$190.81	—	—	—	2.20%
	Highest contract charge 0.90% Class IA	$156.75	—	—	—	1.28%
	All contract charges	—	1,486	$220,734	2.72%	—
2015	Lowest contract charge 0.00% Class IA	$186.71	—	—	—	(2.14)%
	Highest contract charge 0.90% Class IA	$154.77	—	—	—	(3.02)%
	All contract charges	—	1,506	$232,186	2.32%	—

EQ/International Equity Index
2019	Lowest contract charge 0.00% Class IB	$166.32	—	—	—	22.14%
	Highest contract charge 0.90% Class IB	$143.39	—	—	—	21.05%
	All contract charges	—	407	$65,697	2.83%	—
2018	Lowest contract charge 0.00% Class IB	$136.17	—	—	—	(15.17)%
	Highest contract charge 0.90% Class IB	$118.46	—	—	—	(15.94)%
	All contract charges	—	407	$53,646	2.40%	—
2017	Lowest contract charge 0.00% Class IB	$160.52	—	—	—	23.22%
	Highest contract charge 0.90% Class IB	$140.92	—	—	—	22.11%
	All contract charges	—	409	$63,674	2.64%	—
2016	Lowest contract charge 0.00% Class IB	$130.27	—	—	—	2.20%
	Highest contract charge 0.90% Class IB	$115.40	—	—	—	1.28%
	All contract charges	—	407	$51,586	2.72%	—
2015	Lowest contract charge 0.00% Class IB	$127.47	—	—	—	(2.13)%
	Highest contract charge 0.90% Class IB	$113.94	—	—	—	(3.02)%
	All contract charges	—	424	$52,585	2.32%	—

EQ/International Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$146.58	—	—	—	21.44%
	Highest contract charge 0.90% Class IB	$134.28	—	—	—	20.34%
	All contract charges	—	39	$5,658	2.65%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Managed Volatility (Continued)
2018	Lowest contract charge 0.00% Class IB	$120.70	—	—	—	(14.45)%
	Highest contract charge 0.90% Class IB	$111.58	—	—	—	(15.22)%
	All contract charges	—	29	$3,515	1.95%	—
2017	Lowest contract charge 0.00% Class IB	$141.09	—	—	—	24.25%
	Highest contract charge 0.90% Class IB	$131.61	—	—	—	23.13%
	All contract charges	—	25	$3,558	2.29%	—
2016	Lowest contract charge 0.00% Class IB	$113.55	—	—	—	(0.12)%
	Highest contract charge 0.90% Class IB	$106.89	—	—	—	(1.01)%
	All contract charges	—	21	$2,386	1.26%	—
2015	Lowest contract charge 0.00% Class IB	$113.69	—	—	—	(2.40)%
	Highest contract charge 0.90% Class IB	$107.98	—	—	—	(3.29)%
	All contract charges	—	17	$1,908	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$273.73	—	—	—	22.66%
	Highest contract charge 0.60% Class IA	$190.84	—	—	—	21.91%
	All contract charges	—	97	$16,994	2.31%	—
2018	Lowest contract charge 0.00% Class IA	$223.17	—	—	—	(16.49)%
	Highest contract charge 0.60% Class IA	$156.54	—	—	—	(16.99)%
	All contract charges	—	99	$14,835	1.72%	—
2017	Lowest contract charge 0.00% Class IA	$267.24	—	—	—	23.37%
	Highest contract charge 0.60% Class IA	$188.59	—	—	—	22.64%
	All contract charges	—	102	$18,250	1.90%	—
2016	Lowest contract charge 0.00% Class IA	$216.61	—	—	—	0.74%
	Highest contract charge 0.60% Class IA	$153.78	—	—	—	0.14%
	All contract charges	—	102	$15,640	0.47%	—
2015	Lowest contract charge 0.00% Class IA	$215.01	—	—	—	(3.16)%
	Highest contract charge 0.60% Class IA	$153.56	—	—	—	(3.74)%
	All contract charges	—	105	$16,190	0.10%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$200.10	—	—	—	22.66%
	Highest contract charge 0.90% Class IB	$182.68	—	—	—	21.54%
	All contract charges	—	309	$60,487	2.31%	—
2018	Lowest contract charge 0.00% Class IB	$163.14	—	—	—	(16.49)%
	Highest contract charge 0.90% Class IB	$150.30	—	—	—	(17.24)%
	All contract charges	—	325	$52,099	1.72%	—
2017	Lowest contract charge 0.00% Class IB	$195.36	—	—	—	23.37%
	Highest contract charge 0.90% Class IB	$181.62	—	—	—	22.27%
	All contract charges	—	348	$66,766	1.90%	—
2016	Lowest contract charge 0.00% Class IB	$158.35	—	—	—	0.74%
	Highest contract charge 0.90% Class IB	$148.54	—	—	—	(0.16)%
	All contract charges	—	377	$59,108	0.47%	—
2015	Lowest contract charge 0.00% Class IB	$157.18	—	—	—	(3.16)%
	Highest contract charge 0.90% Class IB	$148.78	—	—	—	(4.04)%
	All contract charges	—	399	$62,376	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IA	$211.58	—	—	—	24.98%
	Highest contract charge 0.90% Class IA	$188.63	—	—	—	23.86%
	All contract charges	—	98	$13,444	2.10%	—
2018	Lowest contract charge 0.00% Class IA	$169.29	—	—	—	(12.39)%
	Highest contract charge 0.90% Class IA	$152.29	—	—	—	(13.19)%
	All contract charges	—	92	$11,775	1.55%	—
2017	Lowest contract charge 0.00% Class IA	$193.24	—	—	—	17.98%
	Highest contract charge 0.90% Class IA	$175.43	—	—	—	16.92%
	All contract charges	—	94	$14,441	0.80%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock (Continued)
2016	Lowest contract charge 0.00% Class IA	$163.79	—	—	—	17.38%
	Highest contract charge 0.90% Class IA	$150.04	—	—	—	16.32%
	All contract charges	—	80	$10,866	2.44%	—
2015	Lowest contract charge 0.00% Class IA	$139.54	—	—	—	(6.19)%
	Highest contract charge 0.90% Class IA	$128.99	—	—	—	(7.03)%
	All contract charges	—	100	$12,263	2.18%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.00% Class IB	$269.33	—	—	—	24.98%
	Highest contract charge 0.60% Class IB	$193.61	—	—	—	24.23%
	All contract charges	—	67	$16,942	2.10%	—
2018	Lowest contract charge 0.00% Class IB	$215.50	—	—	—	(12.39)%
	Highest contract charge 0.60% Class IB	$155.85	—	—	—	(12.92)%
	All contract charges	—	68	$13,818	1.55%	—
2017	Lowest contract charge 0.00% Class IB	$245.99	—	—	—	17.98%
	Highest contract charge 0.60% Class IB	$178.98	—	—	—	17.27%
	All contract charges	—	66	$15,264	0.80%	—
2016	Lowest contract charge 0.00% Class IB	$208.50	—	—	—	17.37%
	Highest contract charge 0.60% Class IB	$152.62	—	—	—	16.67%
	All contract charges	—	65	$12,804	2.44%	—
2015	Lowest contract charge 0.00% Class IB	$177.64	—	—	—	(6.19)%
	Highest contract charge 0.60% Class IB	$130.81	—	—	—	(6.75)%
	All contract charges	—	71	$11,678	2.18%	—

EQ/Invesco Global Real Estate
2019	Lowest contract charge 0.00% Class IB	$20.17	—	—	—	22.47%
	Highest contract charge 0.90% Class IB	$184.82	—	—	—	21.41%
	All contract charges	—	467	$44,406	4.59%	—
2018	Lowest contract charge 0.00% Class IB(e)(k)	$16.47	—	—	—	(0.72)%
	Highest contract charge 0.90% Class IB(e)(k)	$152.23	—	—	—	(0.92)%
	All contract charges	—	449	$36,366	0.56%	—

EQ/Invesco International Growth
2019	Lowest contract charge 0.00% Class IB	$18.22	—	—	—	28.22%
	Highest contract charge 0.90% Class IB	$166.90	—	—	—	27.06%
	All contract charges	—	502	$37,892	1.68%	—
2018	Lowest contract charge 0.00% Class IB(e)(l)	$14.21	—	—	—	(5.01)%
	Highest contract charge 0.90% Class IB(e)(l)	$131.36	—	—	—	(5.20)%
	All contract charges	—	526	$32,100	0.22%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IA	$270.27	—	—	—	36.46%
	Highest contract charge 0.90% Class IA	$240.96	—	—	—	35.23%
	All contract charges	—	93	$23,724	0.02%	—
2018	Lowest contract charge 0.00% Class IA	$198.06	—	—	—	(1.79)%
	Highest contract charge 0.90% Class IA	$178.18	—	—	—	(2.68)%
	All contract charges	—	96	$18,250	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$201.67	—	—	—	27.90%
	Highest contract charge 0.90% Class IA	$183.08	—	—	—	26.75%
	All contract charges	—	109	$20,920	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$157.68	—	—	—	(4.33)%
	Highest contract charge 0.90% Class IA	$144.44	—	—	—	(5.19)%
	All contract charges	—	113	$17,115	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$164.82	—	—	—	(5.49)%
	Highest contract charge 0.90% Class IA	$152.35	—	—	—	(6.34)%
	All contract charges	—	129	$20,433	0.00%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise
2019	Lowest contract charge 0.00% Class IB	$391.15	—	—	—	36.46%
	Highest contract charge 0.60% Class IB	$247.44	—	—	—	35.64%
	All contract charges	—	106	$30,819	0.02%	—
2018	Lowest contract charge 0.00% Class IB	$286.64	—	—	—	(1.79)%
	Highest contract charge 0.60% Class IB	$182.43	—	—	—	(2.38)%
	All contract charges	—	104	$23,363	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$291.87	—	—	—	27.90%
	Highest contract charge 0.60% Class IB	$186.88	—	—	—	27.14%
	All contract charges	—	99	$25,171	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$228.20	—	—	—	(4.33)%
	Highest contract charge 0.60% Class IB	$146.99	—	—	—	(4.90)%
	All contract charges	—	102	$20,749	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$238.53	—	—	—	(5.49)%
	Highest contract charge 0.60% Class IB	$154.57	—	—	—	(6.06)%
	All contract charges	—	105	$22,021	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	Highest contract charge 0.00% Class IA	$447.00	—	—	—	27.53%
	All contract charges	—	204	$12,831	1.26%	—
2018	Lowest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	Highest contract charge 0.00% Class IA	$350.51	—	—	—	(15.40)%
	All contract charges	—	100	$6,391	1.03%	—
2017	Lowest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	Highest contract charge 0.00% Class IA	$414.32	—	—	—	17.72%
	All contract charges	—	41	$4,807	0.86%	—
2016	Lowest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	Highest contract charge 0.00% Class IA	$351.95	—	—	—	21.53%
	All contract charges	—	32	$3,509	1.05%	—
2015	Lowest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	Highest contract charge 0.00% Class IA	$289.59	—	—	—	(2.25)%
	All contract charges	—	30	$2,225	0.70%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.00% Class IB	$417.39	—	—	—	27.53%
	Highest contract charge 0.90% Class IB	$340.05	—	—	—	26.38%
	All contract charges	—	124	$46,319	1.26%	—
2018	Lowest contract charge 0.00% Class IB	$327.29	—	—	—	(15.40)%
	Highest contract charge 0.90% Class IB	$269.06	—	—	—	(16.17)%
	All contract charges	—	127	$37,048	1.03%	—
2017	Lowest contract charge 0.00% Class IB	$386.87	—	—	—	17.72%
	Highest contract charge 0.90% Class IB	$320.95	—	—	—	16.66%
	All contract charges	—	131	$45,408	0.86%	—
2016	Lowest contract charge 0.00% Class IB	$328.64	—	—	—	21.53%
	Highest contract charge 0.90% Class IB	$275.11	—	—	—	20.44%
	All contract charges	—	115	$34,289	1.05%	—
2015	Lowest contract charge 0.00% Class IB	$270.42	—	—	—	(2.28)%
	Highest contract charge 0.90% Class IB	$228.43	—	—	—	(3.16)%
	All contract charges	—	121	$29,513	0.70%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$433.00	—	—	—	29.96%
	Highest contract charge 0.60% Class IA	$296.41	—	—	—	29.18%
	All contract charges	—	29	$5,261	1.31%	—
2018	Lowest contract charge 0.00% Class IA	$333.18	—	—	—	(6.42)%
	Highest contract charge 0.60% Class IA	$229.45	—	—	—	(6.99)%
	All contract charges	—	25	$4,358	1.04%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Core Managed Volatility (Continued)
2017	Lowest contract charge 0.00% Class IA	$356.05	—	—	—	21.95%
	Highest contract charge 0.60% Class IA	$246.69	—	—	—	21.22%
	All contract charges	—	22	$4,838	1.00%	—
2016	Lowest contract charge 0.00% Class IA	$291.96	—	—	—	9.83%
	Highest contract charge 0.60% Class IA	$203.50	—	—	—	9.17%
	All contract charges	—	20	$4,208	1.11%	—
2015	Lowest contract charge 0.00% Class IA	$265.83	—	—	—	0.37%
	Highest contract charge 0.60% Class IA	$186.41	—	—	—	(0.23)%
	All contract charges	—	19	$4,306	0.91%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$278.82	—	—	—	29.96%
	Highest contract charge 0.90% Class IB	$231.49	—	—	—	28.79%
	All contract charges	—	109	$29,251	1.31%	—
2018	Lowest contract charge 0.00% Class IB	$214.54	—	—	—	(6.42)%
	Highest contract charge 0.90% Class IB	$179.74	—	—	—	(7.27)%
	All contract charges	—	113	$23,359	1.04%	—
2017	Lowest contract charge 0.00% Class IB	$229.27	—	—	—	21.95%
	Highest contract charge 0.90% Class IB	$193.83	—	—	—	20.86%
	All contract charges	—	119	$26,273	1.00%	—
2016	Lowest contract charge 0.00% Class IB	$188.00	—	—	—	9.83%
	Highest contract charge 0.90% Class IB	$160.38	—	—	—	8.84%
	All contract charges	—	127	$22,958	1.11%	—
2015	Lowest contract charge 0.00% Class IB	$171.18	—	—	—	0.38%
	Highest contract charge 0.90% Class IB	$147.35	—	—	—	(0.53)%
	All contract charges	—	133	$21,865	0.91%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IA	$598.22	—	—	—	35.34%
	Highest contract charge 0.60% Class IA	$391.21	—	—	—	34.52%
	All contract charges	—	107	$25,658	0.64%	—
2018	Lowest contract charge 0.00% Class IA	$442.02	—	—	—	(2.26)%
	Highest contract charge 0.60% Class IA	$290.81	—	—	—	(2.85)%
	All contract charges	—	92	$19,274	0.63%	—
2017	Lowest contract charge 0.00% Class IA	$452.25	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$299.34	—	—	—	28.44%
	All contract charges	—	86	$20,954	0.77%	—
2016	Lowest contract charge 0.00% Class IA	$349.98	—	—	—	6.34%
	Highest contract charge 0.60% Class IA	$233.05	—	—	—	5.71%
	All contract charges	—	82	$16,601	1.01%	—
2015	Lowest contract charge 0.00% Class IA	$329.10	—	—	—	4.86%
	Highest contract charge 0.60% Class IA	$220.46	—	—	—	4.23%
	All contract charges	—	77	$16,461	0.87%	—

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.00% Class IB	$297.69	—	—	—	35.34%
	Highest contract charge 0.90% Class IB	$247.16	—	—	—	34.12%
	All contract charges	—	611	$164,954	0.64%	—
2018	Lowest contract charge 0.00% Class IB	$219.96	—	—	—	(2.26)%
	Highest contract charge 0.90% Class IB	$184.28	—	—	—	(3.15)%
	All contract charges	—	644	$128,927	0.63%	—
2017	Lowest contract charge 0.00% Class IB	$225.05	—	—	—	29.22%
	Highest contract charge 0.90% Class IB	$190.27	—	—	—	28.07%
	All contract charges	—	680	$139,563	0.77%	—
2016	Lowest contract charge 0.00% Class IB	$174.16	—	—	—	6.34%
	Highest contract charge 0.90% Class IB	$148.57	—	—	—	5.39%
	All contract charges	—	713	$113,687	1.01%	—
2015	Lowest contract charge 0.00% Class IB	$163.77	—	—	—	4.87%
	Highest contract charge 0.90% Class IB	$140.97	—	—	—	3.92%
	All contract charges	—	764	$114,945	0.87%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$602.68	—	—	—	33.71%
	Highest contract charge 0.60% Class IA	$365.64	—	—	—	32.92%
	All contract charges	—	106	$55,263	0.42%	—
2018	Lowest contract charge 0.00% Class IA	$450.72	—	—	—	(2.97)%
	Highest contract charge 0.60% Class IA	$275.09	—	—	—	(3.56)%
	All contract charges	—	113	$44,316	0.48%	—
2017	Lowest contract charge 0.00% Class IA	$464.53	—	—	—	29.22%
	Highest contract charge 0.60% Class IA	$285.25	—	—	—	28.44%
	All contract charges	—	120	$49,729	0.49%	—
2016	Lowest contract charge 0.00% Class IA	$359.50	—	—	—	5.51%
	Highest contract charge 0.60% Class IA	$222.08	—	—	—	4.88%
	All contract charges	—	128	$41,088	0.57%	—
2015	Lowest contract charge 0.00% Class IA	$340.73	—	—	—	4.04%
	Highest contract charge 0.60% Class IA	$211.75	—	—	—	3.41%
	All contract charges	—	136	$41,909	0.28%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$575.22	—	—	—	33.72%
	Highest contract charge 0.90% Class IB	$468.63	—	—	—	32.52%
	All contract charges	—	482	$238,103	0.42%	—
2018	Lowest contract charge 0.00% Class IB	$430.17	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IB	$353.64	—	—	—	(3.85)%
	All contract charges	—	536	$199,280	0.48%	—
2017	Lowest contract charge 0.00% Class IB	$443.36	—	—	—	29.21%
	Highest contract charge 0.90% Class IB	$367.81	—	—	—	28.05%
	All contract charges	—	585	$225,714	0.49%	—
2016	Lowest contract charge 0.00% Class IB	$343.12	—	—	—	5.51%
	Highest contract charge 0.90% Class IB	$287.23	—	—	—	4.57%
	All contract charges	—	637	$191,238	0.57%	—
2015	Lowest contract charge 0.00% Class IB	$325.20	—	—	—	4.03%
	Highest contract charge 0.90% Class IB	$274.69	—	—	—	3.10%
	All contract charges	—	695	$198,684	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IA	$136.55	—	—	—	25.63%
	Highest contract charge 0.90% Class IA	$121.73	—	—	—	24.49%
	All contract charges	—	115	$14,921	2.34%	—
2018	Lowest contract charge 0.00% Class IA	$108.69	—	—	—	(8.89)%
	Highest contract charge 0.90% Class IA	$97.78	—	—	—	(9.71)%
	All contract charges	—	106	$10,979	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$119.30	—	—	—	13.01%
	Highest contract charge 0.90% Class IA	$108.30	—	—	—	11.98%
	All contract charges	—	122	$13,848	1.94%	—
2016	Lowest contract charge 0.00% Class IA	$105.57	—	—	—	16.47%
	Highest contract charge 0.90% Class IA	$96.71	—	—	—	15.43%
	All contract charges	—	125	$12,655	2.17%	—
2015	Lowest contract charge 0.00% Class IA	$90.64	—	—	—	(4.43)%
	Highest contract charge 0.90% Class IA	$83.78	—	—	—	(5.29)%
	All contract charges	—	114	$10,014	1.96%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.00% Class IB	$157.29	—	—	—	25.63%
	Highest contract charge 0.60% Class IB	$125.03	—	—	—	24.87%
	All contract charges	—	122	$18,282	2.34%	—
2018	Lowest contract charge 0.00% Class IB	$125.20	—	—	—	(8.89)%
	Highest contract charge 0.60% Class IB	$100.13	—	—	—	(9.43)%
	All contract charges	—	114	$13,704	1.99%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Index (Continued)
2017	Lowest contract charge 0.00% Class IB	$137.42	—	—	—	13.00%
	Highest contract charge 0.60% Class IB	$110.56	—	—	—	12.32%
	All contract charges	—	115	$15,123	1.94%	—
2016	Lowest contract charge 0.00% Class IB	$121.61	—	—	—	16.47%
	Highest contract charge 0.60% Class IB	$98.43	—	—	—	15.77%
	All contract charges	—	105	$12,174	2.17%	—
2015	Lowest contract charge 0.00% Class IB	$104.41	—	—	—	(4.43)%
	Highest contract charge 0.60% Class IB	$85.02	—	—	—	(5.01)%
	All contract charges	—	97	$9,549	1.96%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$360.68	—	—	—	25.44%
	Highest contract charge 0.90% Class IA	$261.61	—	—	—	24.31%
	All contract charges	—	919	$264,053	1.93%	—
2018	Lowest contract charge 0.00% Class IA	$287.53	—	—	—	(9.92)%
	Highest contract charge 0.90% Class IA	$210.45	—	—	—	(10.74)%
	All contract charges	—	996	$230,158	2.46%	—
2017	Lowest contract charge 0.00% Class IA	$319.21	—	—	—	13.86%
	Highest contract charge 0.90% Class IA	$235.77	—	—	—	12.84%
	All contract charges	—	1,078	$278,428	1.52%	—
2016	Lowest contract charge 0.00% Class IA	$280.36	—	—	—	15.32%
	Highest contract charge 0.90% Class IA	$208.95	—	—	—	14.29%
	All contract charges	—	1,164	$265,424	1.68%	—
2015	Lowest contract charge 0.00% Class IA	$243.12	—	—	—	(4.02)%
	Highest contract charge 0.90% Class IA	$182.83	—	—	—	(4.88)%
	All contract charges	—	1,280	$254,701	1.58%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$268.88	—	—	—	25.44%
	Highest contract charge 0.90% Class IB	$258.22	—	—	—	24.31%
	All contract charges	—	482	$131,805	1.93%	—
2018	Lowest contract charge 0.00% Class IB	$214.35	—	—	—	(9.93)%
	Highest contract charge 0.90% Class IB	$207.72	—	—	—	(10.74)%
	All contract charges	—	517	$113,399	2.46%	—
2017	Lowest contract charge 0.00% Class IB	$237.97	—	—	—	13.86%
	Highest contract charge 0.90% Class IB	$232.71	—	—	—	12.83%
	All contract charges	—	559	$136,908	1.52%	—
2016	Lowest contract charge 0.00% Class IB	$209.01	—	—	—	15.32%
	Highest contract charge 0.90% Class IB	$206.24	—	—	—	14.29%
	All contract charges	—	597	$129,323	1.68%	—
2015	Lowest contract charge 0.00% Class IB	$181.24	—	—	—	(4.01)%
	Highest contract charge 0.90% Class IB	$180.46	—	—	—	(4.88)%
	All contract charges	—	653	$123,278	1.58%	—

EQ/Lazard Emerging Markets Equity
2019	Lowest contract charge 0.00% Class IB	$12.86	—	—	—	18.74%
	Highest contract charge 0.90% Class IB	$117.84	—	—	—	17.70%
	All contract charges	—	1,011	$62,976	2.69%	—
2018	Lowest contract charge 0.00% Class IB(e)(m)	$10.83	—	—	—	(1.37)%
	Highest contract charge 0.90% Class IB(e)(m)	$100.12	—	—	—	(1.54)%
	All contract charges	—	966	$52,589	0.17%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IA	$361.48	—	—	—	31.33%
	Highest contract charge 0.90% Class IA	$322.28	—	—	—	30.15%
	All contract charges	—	143	$19,545	0.03%	—
2018	Lowest contract charge 0.00% Class IA	$275.24	—	—	—	(2.98)%
	Highest contract charge 0.90% Class IA	$247.62	—	—	—	(3.86)%
	All contract charges	—	116	$14,806	0.09%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Loomis Sayles Growth (Continued)
2017	Lowest contract charge 0.00% Class IA	$283.70	—	—	—	34.60%
	Highest contract charge 0.90% Class IA	$257.56	—	—	—	33.39%
	All contract charges	—	90	$15,287	0.18%	—
2016	Lowest contract charge 0.00% Class IA	$210.78	—	—	—	6.82%
	Highest contract charge 0.90% Class IA	$193.09	—	—	—	5.85%
	All contract charges	—	81	$10,978	0.34%	—
2015	Lowest contract charge 0.00% Class IA	$197.33	—	—	—	11.53%
	Highest contract charge 0.90% Class IA	$182.41	—	—	—	10.52%
	All contract charges	—	56	$9,495	0.12%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.00% Class IB	$441.42	—	—	—	31.34%
	Highest contract charge 0.60% Class IB	$331.04	—	—	—	30.55%
	All contract charges	—	79	$32,594	0.03%	—
2018	Lowest contract charge 0.00% Class IB	$336.10	—	—	—	(2.98)%
	Highest contract charge 0.60% Class IB	$253.58	—	—	—	(3.57)%
	All contract charges	—	78	$24,819	0.09%	—
2017	Lowest contract charge 0.00% Class IB	$346.43	—	—	—	34.59%
	Highest contract charge 0.60% Class IB	$262.96	—	—	—	33.78%
	All contract charges	—	75	$24,456	0.18%	—
2016	Lowest contract charge 0.00% Class IB	$257.40	—	—	—	6.81%
	Highest contract charge 0.60% Class IB	$196.56	—	—	—	6.17%
	All contract charges	—	75	$18,005	0.34%	—
2015	Lowest contract charge 0.00% Class IB	$240.98	—	—	—	11.52%
	Highest contract charge 0.60% Class IB	$185.13	—	—	—	10.86%
	All contract charges	—	71	$15,923	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.00% Class IB	$286.53	—	—	—	27.24%
	Highest contract charge 0.90% Class IB	$160.08	—	—	—	26.11%
	All contract charges	—	305	$64,612	1.29%	—
2018	Lowest contract charge 0.00% Class IB	$225.18	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB	$126.94	—	—	—	(10.19)%
	All contract charges	—	281	$46,697	0.89%	—
2017	Lowest contract charge 0.00% Class IB	$248.46	—	—	—	32.05%
	Highest contract charge 0.90% Class IB	$141.35	—	—	—	30.88%
	All contract charges	—	283	$51,192	0.84%	—
2016	Lowest contract charge 0.00% Class IB	$188.15	—	—	—	1.98%
	Highest contract charge 0.90% Class IB	$108.00	—	—	—	1.06%
	All contract charges	—	283	$38,646	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$184.50	—	—	—	0.20%
	Highest contract charge 0.90% Class IB	$106.87	—	—	—	(0.71)%
	All contract charges	—	285	$37,624	0.60%	—

EQ/MFS International Value
2019	Lowest contract charge 0.00% Class IB	$24.97	—	—	—	25.86%
	Highest contract charge 0.90% Class IB	$228.75	—	—	—	24.75%
	All contract charges	—	1,144	$127,840	0.70%	—
2018	Lowest contract charge 0.00% Class IB(e)(n)	$19.84	—	—	—	(4.34)%
	Highest contract charge 0.90% Class IB(e)(n)	$183.36	—	—	—	(4.53)%
	All contract charges	—	1,057	$102,837	0.00%	—

EQ/MFS Mid Cap Focused Growth
2019	Lowest contract charge 0.00% Class IB	$31.66	—	—	—	36.35%
	Highest contract charge 0.90% Class IB	$290.02	—	—	—	35.10%
	All contract charges	—	264	$44,085	0.02%	—
2018	Lowest contract charge 0.00% Class IB(e)(o)	$23.22	—	—	—	(9.37)%
	Highest contract charge 0.90% Class IB(e)(o)	$214.67	—	—	—	(9.51)%
	All contract charges	—	260	$33,196	0.01%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series
2019	Lowest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	Highest contract charge 0.00% Class IB	$24.76	—	—	—	24.67%
	All contract charges	—	102	$2,835	3.03%	—
2018	Lowest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	Highest contract charge 0.00% Class IB(e)(p)	$19.86	—	—	—	(2.65)%
	All contract charges	—	102	$2,292	0.52%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IA	$506.51	—	—	—	25.38%
	Highest contract charge 0.60% Class IA	$341.11	—	—	—	24.63%
	All contract charges	—	222	$41,593	1.12%	—
2018	Lowest contract charge 0.00% Class IA	$403.99	—	—	—	(11.69)%
	Highest contract charge 0.60% Class IA	$273.70	—	—	—	(12.23)%
	All contract charges	—	202	$33,764	1.08%	—
2017	Lowest contract charge 0.00% Class IA	$457.47	—	—	—	15.48%
	Highest contract charge 0.60% Class IA	$311.82	—	—	—	14.79%
	All contract charges	—	168	$38,774	0.93%	—
2016	Lowest contract charge 0.00% Class IA	$396.14	—	—	—	19.91%
	Highest contract charge 0.60% Class IA	$271.64	—	—	—	19.19%
	All contract charges	—	149	$32,505	1.09%	—
2015	Lowest contract charge 0.00% Class IA	$330.36	—	—	—	(2.86)%
	Highest contract charge 0.60% Class IA	$227.90	—	—	—	(3.44)%
	All contract charges	—	141	$28,395	0.86%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.00% Class IB	$323.53	—	—	—	25.38%
	Highest contract charge 0.90% Class IB	$271.64	—	—	—	24.25%
	All contract charges	—	391	$118,002	1.12%	—
2018	Lowest contract charge 0.00% Class IB	$258.04	—	—	—	(11.69)%
	Highest contract charge 0.90% Class IB	$218.63	—	—	—	(12.49)%
	All contract charges	—	417	$100,436	1.08%	—
2017	Lowest contract charge 0.00% Class IB	$292.20	—	—	—	15.48%
	Highest contract charge 0.90% Class IB	$249.83	—	—	—	14.44%
	All contract charges	—	432	$118,329	0.93%	—
2016	Lowest contract charge 0.00% Class IB	$253.03	—	—	—	19.91%
	Highest contract charge 0.90% Class IB	$218.30	—	—	—	18.84%
	All contract charges	—	400	$94,440	1.09%	—
2015	Lowest contract charge 0.00% Class IB	$211.01	—	—	—	(2.86)%
	Highest contract charge 0.90% Class IB	$183.70	—	—	—	(3.73)%
	All contract charges	—	419	$82,531	0.86%	—

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IA	$473.94	—	—	—	26.59%
	Highest contract charge 0.90% Class IA	$359.42	—	—	—	25.45%
	All contract charges	—	462	$179,371	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$374.40	—	—	—	(13.30)%
	Highest contract charge 0.90% Class IA	$286.51	—	—	—	(14.08)%
	All contract charges	—	510	$159,047	1.20%	—
2017	Lowest contract charge 0.00% Class IA	$431.81	—	—	—	12.32%
	Highest contract charge 0.90% Class IA	$333.46	—	—	—	11.31%
	All contract charges	—	563	$201,795	1.04%	—
2016	Lowest contract charge 0.00% Class IA	$384.44	—	—	—	17.67%
	Highest contract charge 0.90% Class IA	$299.57	—	—	—	16.62%
	All contract charges	—	611	$194,982	1.22%	—
2015	Lowest contract charge 0.00% Class IA	$326.71	—	—	—	(3.54)%
	Highest contract charge 0.90% Class IA	$256.88	—	—	—	(4.41)%
	All contract charges	—	668	$183,118	0.75%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	Highest contract charge 0.00% Class IB	$439.29	—	—	—	26.59%
	All contract charges	—	33	$14,469	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	Highest contract charge 0.00% Class IB	$347.03	—	—	—	(13.29)%
	All contract charges	—	35	$12,065	1.20%	—
2017	Lowest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	Highest contract charge 0.00% Class IB	$400.24	—	—	—	12.32%
	All contract charges	—	36	$14,423	1.04%	—
2016	Lowest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	Highest contract charge 0.00% Class IB	$356.34	—	—	—	17.67%
	All contract charges	—	38	$13,464	1.22%	—
2015	Lowest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	Highest contract charge 0.00% Class IB	$302.82	—	—	—	(3.54)%
	All contract charges	—	39	$11,903	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class A	$454.71	—	—	—	15.53%
	Highest contract charge 0.90% Class A	$384.65	—	—	—	14.50%
	All contract charges	—	1,254	$684,021	1.59%	—
2018	Lowest contract charge 0.00% Class A	$393.57	—	—	—	(4.77)%
	Highest contract charge 0.90% Class A	$335.95	—	—	—	(5.63)%
	All contract charges	—	1,323	$648,238	1.53%	—
2017	Lowest contract charge 0.00% Class A	$413.27	—	—	—	11.05%
	Highest contract charge 0.90% Class A	$355.99	—	—	—	10.05%
	All contract charges	—	1,321	$738,975	1.22%	—
2016	Lowest contract charge 0.00% Class A	$372.16	—	—	—	5.36%
	Highest contract charge 0.90% Class A	$323.48	—	—	—	4.41%
	All contract charges	—	1,344	$725,302	0.88%	—
2015	Lowest contract charge 0.00% Class A	$353.24	—	—	—	(0.88)%
	Highest contract charge 0.90% Class A	$309.81	—	—	—	(1.78)%
	All contract charges	—	1,412	$757,108	0.81%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.00% Class B	$223.88	—	—	—	15.53%
	Highest contract charge 0.60% Class B	$201.96	—	—	—	14.85%
	All contract charges	—	761	$164,652	1.59%	—
2018	Lowest contract charge 0.00% Class B	$193.78	—	—	—	(4.77)%
	Highest contract charge 0.60% Class B	$175.85	—	—	—	(5.35)%
	All contract charges	—	809	$151,465	1.53%	—
2017	Lowest contract charge 0.00% Class B	$203.48	—	—	—	11.05%
	Highest contract charge 0.60% Class B	$185.78	—	—	—	10.38%
	All contract charges	—	790	$155,114	1.22%	—
2016	Lowest contract charge 0.00% Class B	$183.24	—	—	—	5.36%
	Highest contract charge 0.60% Class B	$168.31	—	—	—	4.73%
	All contract charges	—	837	$148,117	0.88%	—
2015	Lowest contract charge 0.00% Class B	$173.92	—	—	—	(0.88)%
	Highest contract charge 0.60% Class B	$160.71	—	—	—	(1.48)%
	All contract charges	—	890	$149,774	0.81%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	Highest contract charge 0.00% Class IB	$195.92	—	—	—	17.98%
	All contract charges	—	648	$127,003	1.56%	—
2018	Lowest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	Highest contract charge 0.00% Class IB	$166.06	—	—	—	(5.13)%
	All contract charges	—	643	$106,743	1.23%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Growth Strategy (Continued)
2017	Lowest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	Highest contract charge 0.00% Class IB	$175.04	—	—	—	11.80%
	All contract charges	—	626	$109,617	1.41%	—
2016	Lowest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	Highest contract charge 0.00% Class IB	$156.57	—	—	—	7.05%
	All contract charges	—	617	$96,610	0.95%	—
2015	Lowest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	Highest contract charge 0.00% Class IB	$146.26	—	—	—	(0.79)%
	All contract charges	—	565	$82,588	1.12%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class A	$266.91	—	—	—	19.99%
	Highest contract charge 0.90% Class A	$230.44	—	—	—	18.91%
	All contract charges	—	1,306	$182,308	1.58%	—
2018	Lowest contract charge 0.00% Class A	$222.44	—	—	—	(6.84)%
	Highest contract charge 0.90% Class A	$193.79	—	—	—	(7.68)%
	All contract charges	—	1,190	$158,878	1.57%	—
2017	Lowest contract charge 0.00% Class A	$238.76	—	—	—	14.89%
	Highest contract charge 0.90% Class A	$209.91	—	—	—	13.86%
	All contract charges	—	1,176	$189,691	1.39%	—
2016	Lowest contract charge 0.00% Class A	$207.81	—	—	—	7.27%
	Highest contract charge 0.90% Class A	$184.35	—	—	—	6.30%
	All contract charges	—	1,173	$179,974	0.90%	—
2015	Lowest contract charge 0.00% Class A	$193.73	—	—	—	(1.29)%
	Highest contract charge 0.90% Class A	$173.42	—	—	—	(2.18)%
	All contract charges	—	1,171	$181,984	0.89%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.00% Class B	$261.46	—	—	—	19.99%
	Highest contract charge 0.60% Class B	$237.11	—	—	—	19.28%
	All contract charges	—	1,036	$267,122	1.58%	—
2018	Lowest contract charge 0.00% Class B	$217.90	—	—	—	(6.84)%
	Highest contract charge 0.60% Class B	$198.79	—	—	—	(7.40)%
	All contract charges	—	1,084	$233,271	1.57%	—
2017	Lowest contract charge 0.00% Class B	$233.89	—	—	—	14.89%
	Highest contract charge 0.60% Class B	$214.67	—	—	—	14.20%
	All contract charges	—	1,158	$267,770	1.39%	—
2016	Lowest contract charge 0.00% Class B	$203.57	—	—	—	7.27%
	Highest contract charge 0.60% Class B	$187.97	—	—	—	6.63%
	All contract charges	—	1,198	$241,006	0.90%	—
2015	Lowest contract charge 0.00% Class B	$189.77	—	—	—	(1.30)%
	Highest contract charge 0.60% Class B	$176.29	—	—	—	(1.88)%
	All contract charges	—	1,228	$230,412	0.89%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$177.62	—	—	—	1.52%
	Highest contract charge 0.90% Class IA	$150.25	—	—	—	0.60%
	All contract charges	—	2,082	$100,472	1.50%	—
2018	Lowest contract charge 0.00% Class IA	$174.96	—	—	—	1.27%
	Highest contract charge 0.90% Class IA	$149.35	—	—	—	0.36%
	All contract charges	—	1,469	$101,491	1.25%	—
2017	Lowest contract charge 0.00% Class IA	$172.76	—	—	—	0.40%
	Highest contract charge 0.90% Class IA	$148.82	—	—	—	(0.50)%
	All contract charges	—	1,389	$100,524	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$149.57	—	—	—	(0.89)%
	All contract charges	—	1,609	$112,607	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$172.07	—	—	—	—%
	Highest contract charge 0.90% Class IA	$150.92	—	—	—	(0.90)%
	All contract charges	—	1,459	$116,349	0.00%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$135.73	—	—	—	1.52%
	Highest contract charge 0.60% Class IB	$125.38	—	—	—	0.91%
	All contract charges	—	426	$55,856	1.50%	—
2018	Lowest contract charge 0.00% Class IB	$133.70	—	—	—	1.27%
	Highest contract charge 0.60% Class IB	$124.25	—	—	—	0.66%
	All contract charges	—	331	$42,439	1.25%	—
2017	Lowest contract charge 0.00% Class IB	$132.02	—	—	—	0.40%
	Highest contract charge 0.60% Class IB	$123.43	—	—	—	(0.20)%
	All contract charges	—	418	$53,555	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	—%
	Highest contract charge 0.60% Class IB	$123.68	—	—	—	(0.59)%
	All contract charges	—	360	$45,810	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$131.49	—	—	—	(0.01)%
	Highest contract charge 0.60% Class IB	$124.42	—	—	—	(0.60)%
	All contract charges	—	343	$43,876	0.00%	—

EQ/Oppenhiemer Global
2019	Lowest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	Highest contract charge 0.00% Class IB (v)	$113.06	—	—	—	6.41%
	All contract charges	—	—	—	0.00%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	Highest contract charge 0.00% Class IB (v)	$101.00	—	—	—	0.52%
	All contract charges	—	—	—	11.94%	—

EQ/PIMCO Real Return
2019	Lowest contract charge 0.00% Class IB	$133.54	—	—	—	8.39%
	Highest contract charge 0.90% Class IB	$122.34	—	—	—	7.42%
	All contract charges	—	306	$25,573	1.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(q)	$123.20	—	—	—	0.40%
	Highest contract charge 0.90% Class IB(e)(q)	$113.89	—	—	—	0.23%
	All contract charges	—	305	$24,169	0.46%	—

EQ/PIMCO Total Return
2019	Lowest contract charge 0.00% Class IB	$141.12	—	—	—	8.61%
	Highest contract charge 0.90% Class IB	$129.28	—	—	—	7.63%
	All contract charges	—	856	$81,032	2.10%	—
2018	Lowest contract charge 0.00% Class IB(e)(r)	$129.93	—	—	—	1.75%
	Highest contract charge 0.90% Class IB(e)(r)	$120.11	—	—	—	1.57%
	All contract charges	—	735	$68,223	0.69%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IA	$124.33	—	—	—	2.55%
	Highest contract charge 0.90% Class IA	$110.84	—	—	—	1.62%
	All contract charges	—	124	$14,617	2.25%	—
2018	Lowest contract charge 0.00% Class IA	$121.24	—	—	—	0.97%
	Highest contract charge 0.90% Class IA	$109.07	—	—	—	0.05%
	All contract charges	—	136	$15,866	1.99%	—
2017	Lowest contract charge 0.00% Class IA	$120.08	—	—	—	1.88%
	Highest contract charge 0.90% Class IA	$109.02	—	—	—	0.97%
	All contract charges	—	138	$15,815	1.32%	—
2016	Lowest contract charge 0.00% Class IA	$117.86	—	—	—	1.99%
	Highest contract charge 0.90% Class IA	$107.97	—	—	—	1.08%
	All contract charges	—	125	$14,261	1.00%	—
2015	Lowest contract charge 0.00% Class IA	$115.56	—	—	—	(0.28)%
	Highest contract charge 0.90% Class IA	$106.82	—	—	—	(1.17)%
	All contract charges	—	145	$16,282	0.47%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.00% Class IB	$127.42	—	—	—	2.56%
	Highest contract charge 0.60% Class IB	$114.56	—	—	—	1.93%
	All contract charges	—	139	$17,320	2.25%	—
2018	Lowest contract charge 0.00% Class IB	$124.24	—	—	—	0.95%
	Highest contract charge 0.60% Class IB	$112.39	—	—	—	0.35%
	All contract charges	—	145	$17,517	1.99%	—
2017	Lowest contract charge 0.00% Class IB	$123.07	—	—	—	1.90%
	Highest contract charge 0.60% Class IB	$112.00	—	—	—	1.28%
	All contract charges	—	146	$17,454	1.32%	—
2016	Lowest contract charge 0.00% Class IB	$120.78	—	—	—	1.98%
	Highest contract charge 0.60% Class IB	$110.58	—	—	—	1.38%
	All contract charges	—	142	$16,743	1.00%	—
2015	Lowest contract charge 0.00% Class IB	$118.43	—	—	—	(0.27)%
	Highest contract charge 0.60% Class IB	$109.08	—	—	—	(0.87)%
	All contract charges	—	153	$17,504	0.47%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IA	$271.80	—	—	—	5.63%
	Highest contract charge 0.90% Class IA	$202.23	—	—	—	4.68%
	All contract charges	—	176	$22,553	1.54%	—
2018	Lowest contract charge 0.00% Class IA	$257.31	—	—	—	0.12%
	Highest contract charge 0.90% Class IA	$193.19	—	—	—	(0.79)%
	All contract charges	—	163	$22,879	1.68%	—
2017	Lowest contract charge 0.00% Class IA	$257.00	—	—	—	1.39%
	Highest contract charge 0.90% Class IA	$194.72	—	—	—	0.48%
	All contract charges	—	173	$25,722	1.17%	—
2016	Lowest contract charge 0.00% Class IA	$253.48	—	—	—	1.18%
	Highest contract charge 0.90% Class IA	$193.79	—	—	—	0.27%
	All contract charges	—	203	$36,245	1.15%	—
2015	Lowest contract charge 0.00% Class IA	$250.53	—	—	—	0.22%
	Highest contract charge 0.90% Class IA	$193.27	—	—	—	(0.68)%
	All contract charges	—	208	$38,216	1.06%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.00% Class IB	$183.40	—	—	—	5.63%
	Highest contract charge 0.60% Class IB	$161.70	—	—	—	5.00%
	All contract charges	—	112	$18,800	1.54%	—
2018	Lowest contract charge 0.00% Class IB	$173.62	—	—	—	0.12%
	Highest contract charge 0.60% Class IB	$154.00	—	—	—	(0.48)%
	All contract charges	—	116	$18,748	1.68%	—
2017	Lowest contract charge 0.00% Class IB	$173.41	—	—	—	1.39%
	Highest contract charge 0.60% Class IB	$154.75	—	—	—	0.79%
	All contract charges	—	122	$19,553	1.17%	—
2016	Lowest contract charge 0.00% Class IB	$171.04	—	—	—	1.18%
	Highest contract charge 0.60% Class IB	$153.54	—	—	—	0.57%
	All contract charges	—	129	$20,541	1.15%	—
2015	Lowest contract charge 0.00% Class IB	$169.05	—	—	—	0.23%
	Highest contract charge 0.60% Class IB	$152.67	—	—	—	(0.38)%
	All contract charges	—	132	$20,722	1.06%	—

EQ/Science And Technology
2019	Lowest contract charge 0.00% Class IB	$248.17	—	—	—	46.68%
	Highest contract charge 0.90% Class IB	$233.70	—	—	—	45.36%
	All contract charges	—	248	$45,607	0.01%	—
2018	Lowest contract charge 0.00% Class IB(e)(s)	$169.19	—	—	—	(11.81)%
	Highest contract charge 0.90% Class IB(e)(s)	$160.77	—	—	—	(11.96)%
	All contract charges	—	257	$32,653	0.00%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IA	$573.36	—	—	—	25.21%
	Highest contract charge 0.90% Class IA	$433.65	—	—	—	24.08%
	All contract charges	—	230	$56,399	1.11%	—
2018	Lowest contract charge 0.00% Class IA	$457.91	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IA	$349.48	—	—	—	(12.11)%
	All contract charges	—	219	$47,905	0.96%	—
2017	Lowest contract charge 0.00% Class IA	$516.30	—	—	—	14.01%
	Highest contract charge 0.90% Class IA	$397.65	—	—	—	12.99%
	All contract charges	—	211	$56,792	1.08%	—
2016	Lowest contract charge 0.00% Class IA	$452.86	—	—	—	20.53%
	Highest contract charge 0.90% Class IA	$351.94	—	—	—	19.45%
	All contract charges	—	182	$49,667	1.17%	—
2015	Lowest contract charge 0.00% Class IA	$375.73	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IA	$294.64	—	—	—	(5.43)%
	All contract charges	—	175	$43,006	0.92%	—

EQ/Small Company Index
2019	Lowest contract charge 0.00% Class IB	$416.26	—	—	—	25.21%
	Highest contract charge 0.90% Class IB	$379.01	—	—	—	24.08%
	All contract charges	—	128	$53,095	1.11%	—
2018	Lowest contract charge 0.00% Class IB	$332.45	—	—	—	(11.31)%
	Highest contract charge 0.90% Class IB	$305.45	—	—	—	(12.11)%
	All contract charges	—	125	$41,433	0.96%	—
2017	Lowest contract charge 0.00% Class IB	$374.84	—	—	—	14.01%
	Highest contract charge 0.90% Class IB	$347.55	—	—	—	12.99%
	All contract charges	—	120	$44,655	1.08%	—
2016	Lowest contract charge 0.00% Class IB	$328.79	—	—	—	20.53%
	Highest contract charge 0.90% Class IB	$307.60	—	—	—	19.45%
	All contract charges	—	111	$36,249	1.17%	—
2015	Lowest contract charge 0.00% Class IB	$272.79	—	—	—	(4.57)%
	Highest contract charge 0.90% Class IB	$257.52	—	—	—	(5.43)%
	All contract charges	—	104	$28,328	0.92%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IA	$328.39	—	—	—	31.10%
	Highest contract charge 0.60% Class IA	$303.93	—	—	—	30.31%
	All contract charges	—	440	$25,699	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$250.49	—	—	—	(1.61)%
	Highest contract charge 0.60% Class IA	$233.23	—	—	—	(2.21)%
	All contract charges	—	353	$15,577	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$254.60	—	—	—	33.37%
	Highest contract charge 0.60% Class IA	$238.50	—	—	—	32.57%
	All contract charges	—	229	$10,385	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$190.90	—	—	—	1.34%
	Highest contract charge 0.60% Class IA	$179.91	—	—	—	0.74%
	All contract charges	—	164	$5,664	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$188.38	—	—	—	10.23%
	Highest contract charge 0.60% Class IA	$178.59	—	—	—	9.56%
	All contract charges	—	125	$4,398	0.00%	—

EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.00% Class IB	$384.64	—	—	—	31.10%
	Highest contract charge 0.90% Class IB	$288.97	—	—	—	29.92%
	All contract charges	—	372	$123,594	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$293.39	—	—	—	(1.62)%
	Highest contract charge 0.90% Class IB	$222.42	—	—	—	(2.51)%
	All contract charges	—	390	$98,799	0.00%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/T. Rowe Price Growth Stock (Continued)
2017	Lowest contract charge 0.00% Class IB	$298.21	—	—	—	33.37%
	Highest contract charge 0.90% Class IB	$228.14	—	—	—	32.17%
	All contract charges	—	394	$101,528	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$223.60	—	—	—	1.34%
	Highest contract charge 0.90% Class IB	$172.61	—	—	—	0.43%
	All contract charges	—	375	$72,640	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$220.65	—	—	—	10.23%
	Highest contract charge 0.90% Class IB	$171.87	—	—	—	9.23%
	All contract charges	—	416	$79,230	0.00%	—

EQ/T. Rowe Price Health Sciences
2019	Lowest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	Highest contract charge 0.00% Class IB	$50.21	—	—	—	28.32%
	All contract charges	—	121	$7,496	0.00%	—
2018	Lowest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	Highest contract charge 0.00% Class IB(e)(t)	$39.13	—	—	—	(9.44)%
	All contract charges	—	134	$7,851	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.00% Class IB	$328.67	—	—	—	36.80%
	Highest contract charge 0.90% Class IB	$203.84	—	—	—	35.57%
	All contract charges	—	65	$16,578	0.51%	—
2018	Lowest contract charge 0.00% Class IB	$240.25	—	—	—	(13.42)%
	Highest contract charge 0.90% Class IB	$150.36	—	—	—	(14.20)%
	All contract charges	—	60	$11,348	0.32%	—
2017	Lowest contract charge 0.00% Class IB	$277.48	—	—	—	21.28%
	Highest contract charge 0.90% Class IB	$175.24	—	—	—	20.19%
	All contract charges	—	76	$16,096	0.29%	—
2016	Lowest contract charge 0.00% Class IB	$228.79	—	—	—	10.14%
	Highest contract charge 0.90% Class IB	$145.80	—	—	—	9.16%
	All contract charges	—	63	$11,384	0.78%	—
2015	Lowest contract charge 0.00% Class IB	$207.72	—	—	—	(1.42)%
	Highest contract charge 0.90% Class IB	$133.57	—	—	—	(2.31)%
	All contract charges	—	75	$12,167	0.58%	—

EQ/Wellington Energy
2019	Lowest contract charge 0.00% Class IB	$7.33	—	—	—	0.96%
	Highest contract charge 0.90% Class IB	$67.19	—	—	—	0.09%
	All contract charges	—	275	$11,061	0.99%	—
2018	Lowest contract charge 0.00% Class IB(e)(u)	$7.26	—	—	—	(31.51)%
	Highest contract charge 0.90% Class IB(e)(u)	$67.13	—	—	—	(31.59)%
	All contract charges	—	250	$10,239	0.10%	—

Fidelity® VIP Asset Manager: Growth Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	Highest contract charge 0.00% Service Class 2	$306.65	—	—	—	22.49%
	All contract charges	—	13	$1,209	1.26%	—
2018	Lowest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	Highest contract charge 0.00% Service Class 2	$250.34	—	—	—	(7.88)%
	All contract charges	—	14	$1,145	0.99%	—
2017	Lowest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	Highest contract charge 0.00% Service Class 2	$271.75	—	—	—	18.49%
	All contract charges	—	15	$1,590	1.05%	—
2016	Lowest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	Highest contract charge 0.00% Service Class 2	$229.35	—	—	—	2.18%
	All contract charges	—	14	$1,383	1.33%	—
2015	Lowest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	Highest contract charge 0.00% Service Class 2	$224.46	—	—	—	(0.19)%
	All contract charges	—	15	$1,264	0.98%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	Highest contract charge 0.00% Service Class 2	$381.73	—	—	—	27.10%
	All contract charges	—	59	$2,414	1.97%	—
2018	Lowest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	Highest contract charge 0.00% Service Class 2	$300.33	—	—	—	(8.54)%
	All contract charges	—	47	$1,605	2.14%	—
2017	Lowest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	Highest contract charge 0.00% Service Class 2	$328.36	—	—	—	12.65%
	All contract charges	—	47	$1,798	1.52%	—
2016	Lowest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	Highest contract charge 0.00% Service Class 2	$291.49	—	—	—	17.71%
	All contract charges	—	42	$1,580	2.59%	—
2015	Lowest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	Highest contract charge 0.00% Service Class 2	$247.63	—	—	—	(4.24)%
	All contract charges	—	30	$1,051	3.14%	—

Fidelity® VIP Government Money Market Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	Highest contract charge 0.00% Service Class 2	$103.95	—	—	—	1.77%
	All contract charges	—	109	$1,568	1.74%	—
2018	Lowest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	Highest contract charge 0.00% Service Class 2	$102.14	—	—	—	1.39%
	All contract charges	—	105	$1,467	1.43%	—
2017	Lowest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	Highest contract charge 0.00% Service Class 2	$100.74	—	—	—	0.43%
	All contract charges	—	96	$1,089	0.43%	—
2016	Lowest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.31	—	—	—	0.01%
	All contract charges	—	73	$1,332	0.02%	—
2015	Lowest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	Highest contract charge 0.00% Service Class 2	$100.30	—	—	—	0.01%
	All contract charges	—	67	$997	0.01%	—

Fidelity® VIP Growth & Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$387.74	—	—	—	29.68%
	Highest contract charge 0.90% Service Class 2	$261.47	—	—	—	28.51%
	All contract charges	—	97	$11,521	3.48%	—
2018	Lowest contract charge 0.00% Service Class 2	$299.00	—	—	—	(9.19)%
	Highest contract charge 0.90% Service Class 2	$203.46	—	—	—	(10.01)%
	All contract charges	—	88	$8,795	0.19%	—
2017	Lowest contract charge 0.00% Service Class 2	$329.27	—	—	—	16.61%
	Highest contract charge 0.90% Service Class 2	$226.10	—	—	—	15.56%
	All contract charges	—	85	$10,171	1.04%	—
2016	Lowest contract charge 0.00% Service Class 2	$282.36	—	—	—	15.81%
	Highest contract charge 0.90% Service Class 2	$195.65	—	—	—	14.77%
	All contract charges	—	78	$8,609	1.67%	—
2015	Lowest contract charge 0.00% Service Class 2	$243.82	—	—	—	(2.54)%
	Highest contract charge 0.90% Service Class 2	$170.47	—	—	—	(3.42)%
	All contract charges	—	75	$7,288	1.89%	—

Fidelity® VIP High Income Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	Highest contract charge 0.00% Service Class 2	$290.91	—	—	—	14.77%
	All contract charges	—	68	$3,285	5.34%	—
2018	Lowest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	Highest contract charge 0.00% Service Class 2	$253.48	—	—	—	(3.63)%
	All contract charges	—	60	$2,637	5.00%	—

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP High Income Portfolio (Continued)
2017	Lowest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	Highest contract charge 0.00% Service Class 2	$263.02	—	—	—	6.91%
	All contract charges	—	78	$4,071	5.22%	—
2016	Lowest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	Highest contract charge 0.00% Service Class 2	$246.01	—	—	—	14.17%
	All contract charges	—	72	$3,626	5.77%	—
2015	Lowest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	Highest contract charge 0.00% Service Class 2	$215.48	—	—	—	(3.86)%
	All contract charges	—	70	$3,378	5.88%	—

Fidelity® VIP Investment Grade Bond Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	Highest contract charge 0.00% Service Class 2	$193.17	—	—	—	9.41%
	All contract charges	—	929	$41,574	2.65%	—
2018	Lowest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	Highest contract charge 0.00% Service Class 2	$176.56	—	—	—	(0.79)%
	All contract charges	—	771	$36,813	2.34%	—
2017	Lowest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	Highest contract charge 0.00% Service Class 2	$177.96	—	—	—	3.99%
	All contract charges	—	588	$16,362	1.80%	—
2016	Lowest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	Highest contract charge 0.00% Service Class 2	$171.13	—	—	—	4.47%
	All contract charges	—	449	$9,201	2.76%	—
2015	Lowest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	Highest contract charge 0.00% Service Class 2	$163.80	—	—	—	(0.85)%
	All contract charges	—	385	$7,133	2.64%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$610.74	—	—	—	23.17%
	Highest contract charge 0.90% Service Class 2	$212.83	—	—	—	22.06%
	All contract charges	—	262	$32,751	0.67%	—
2018	Lowest contract charge 0.00% Service Class 2	$495.85	—	—	—	(14.77)%
	Highest contract charge 0.90% Service Class 2	$174.36	—	—	—	(15.54)%
	All contract charges	—	289	$28,415	0.41%	—
2017	Lowest contract charge 0.00% Service Class 2	$581.78	—	—	—	20.53%
	Highest contract charge 0.90% Service Class 2	$206.45	—	—	—	19.45%
	All contract charges	—	238	$31,628	0.51%	—
2016	Lowest contract charge 0.00% Service Class 2	$482.67	—	—	—	11.92%
	Highest contract charge 0.90% Service Class 2	$172.83	—	—	—	10.92%
	All contract charges	—	197	$24,006	0.34%	—
2015	Lowest contract charge 0.00% Service Class 2	$431.25	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class 2	$155.81	—	—	—	(2.52)%
	All contract charges	—	171	$20,947	0.18%	—

Fidelity® VIP Value Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	Highest contract charge 0.00% Service Class 2	$388.77	—	—	—	31.88%
	All contract charges	—	25	$1,133	1.22%	—
2018	Lowest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	Highest contract charge 0.00% Service Class 2	$294.80	—	—	—	(14.08)%
	All contract charges	—	36	$1,304	0.96%	—
2017	Lowest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	Highest contract charge 0.00% Service Class 2	$343.12	—	—	—	15.36%
	All contract charges	—	15	$808	1.08%	—
2016	Lowest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	Highest contract charge 0.00% Service Class 2	$297.43	—	—	—	11.71%
	All contract charges	—	12	$732	1.07%	—
2015	Lowest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	Highest contract charge 0.00% Service Class 2	$266.25	—	—	—	(0.97)%
	All contract charges	—	12	$1,247	1.12%	—

FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Value Strategies Portfolio
2019	Lowest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	Highest contract charge 0.00% Service Class 2	$475.32	—	—	—	34.10%
	All contract charges	—	3	$194	1.24%	—
2018	Lowest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	Highest contract charge 0.00% Service Class 2	$354.46	—	—	—	(17.50)%
	All contract charges	—	7	$287	0.58%	—
2017	Lowest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	Highest contract charge 0.00% Service Class 2	$429.63	—	—	—	19.08%
	All contract charges	—	6	$529	1.32%	—
2016	Lowest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	Highest contract charge 0.00% Service Class 2	$360.78	—	—	—	9.27%
	All contract charges	—	3	$334	0.89%	—
2015	Lowest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	Highest contract charge 0.00% Service Class 2	$330.17	—	—	—	(3.19)%
	All contract charges	—	4	$333	0.90%	—

Franklin Mutual Shares VIP Fund
2019	Lowest contract charge 0.00% Class 2	$213.16	—	—	—	22.57%
	Highest contract charge 0.90% Class 2	$195.28	—	—	—	21.47%
	All contract charges	—	92	$9,861	1.85%	—
2018	Lowest contract charge 0.00% Class 2	$173.91	—	—	—	(9.07)%
	Highest contract charge 0.90% Class 2	$160.77	—	—	—	(9.89)%
	All contract charges	—	85	$8,151	2.27%	—
2017	Lowest contract charge 0.00% Class 2	$191.25	—	—	—	8.35%
	Highest contract charge 0.90% Class 2	$178.41	—	—	—	7.37%
	All contract charges	—	101	$10,881	2.25%	—
2016	Lowest contract charge 0.00% Class 2	$176.51	—	—	—	16.06%
	Highest contract charge 0.90% Class 2	$166.16	—	—	—	15.02%
	All contract charges	—	95	$10,495	1.93%	—
2015	Lowest contract charge 0.00% Class 2	$152.09	—	—	—	(4.94)%
	Highest contract charge 0.90% Class 2	$144.46	—	—	—	(5.79)%
	All contract charges	—	102	$10,352	3.16%	—

Franklin Small Cap Value VIP Fund
2019	Lowest contract charge 0.00% Class 2	$244.88	—	—	—	26.35%
	Highest contract charge 0.90% Class 2	$224.33	—	—	—	25.21%
	All contract charges	—	204	$13,349	1.07%	—
2018	Lowest contract charge 0.00% Class 2	$193.81	—	—	—	(12.87)%
	Highest contract charge 0.90% Class 2	$179.16	—	—	—	(13.67)%
	All contract charges	—	214	$11,102	0.90%	—
2017	Lowest contract charge 0.00% Class 2	$222.45	—	—	—	10.65%
	Highest contract charge 0.90% Class 2	$207.52	—	—	—	9.66%
	All contract charges	—	199	$12,256	0.51%	—
2016	Lowest contract charge 0.00% Class 2	$201.04	—	—	—	30.18%
	Highest contract charge 0.90% Class 2	$189.24	—	—	—	29.02%
	All contract charges	—	158	$11,113	0.69%	—
2015	Lowest contract charge 0.00% Class 2	$154.43	—	—	—	(7.38)%
	Highest contract charge 0.90% Class 2	$146.68	—	—	—	(8.22)%
	All contract charges	—	118	$5,236	0.63%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	Highest contract charge 0.00% Series II	$233.64	—	—	—	24.77%
	All contract charges	—	625	$17,863	2.73%	—
2018	Lowest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	Highest contract charge 0.00% Series II	$187.25	—	—	—	(7.81)%
	All contract charges	—	583	$13,523	2.25%	—
2017	Lowest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	Highest contract charge 0.00% Series II	$203.12	—	—	—	8.35%
	All contract charges	—	574	$14,465	1.49%	—

FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	Highest contract charge 0.00% Series II	$187.47	—	—	—	14.53%
	All contract charges	—	554	$13,211	1.55%	—
2015	Lowest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	Highest contract charge 0.00% Series II	$163.68	—	—	—	1.82%
	All contract charges	—	136	$3,477	1.62%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.00% Series II	$199.75	—	—	—	25.04%
	Highest contract charge 0.90% Series II	$182.99	—	—	—	23.91%
	All contract charges	—	47	$4,248	0.21%	—
2018	Lowest contract charge 0.00% Series II	$159.75	—	—	—	(11.60)%
	Highest contract charge 0.90% Series II	$147.68	—	—	—	(12.40)%
	All contract charges	—	46	$3,493	0.13%	—
2017	Lowest contract charge 0.00% Series II	$180.71	—	—	—	14.65%
	Highest contract charge 0.90% Series II	$168.58	—	—	—	13.62%
	All contract charges	—	37	$3,804	0.31%	—
2016	Lowest contract charge 0.00% Series II	$157.62	—	—	—	13.16%
	Highest contract charge 0.90% Series II	$148.37	—	—	—	12.15%
	All contract charges	—	31	$3,382	0.00%	—
2015	Lowest contract charge 0.00% Series II	$139.29	—	—	—	(4.27)%
	Highest contract charge 0.90% Series II	$132.30	—	—	—	(5.14)%
	All contract charges	—	29	$3,003	0.10%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.00% Series II	$221.26	—	—	—	26.33%
	Highest contract charge 0.90% Series II	$202.69	—	—	—	25.19%
	All contract charges	—	50	$6,207	0.00%	—
2018	Lowest contract charge 0.00% Series II	$175.15	—	—	—	(15.27)%
	Highest contract charge 0.90% Series II	$161.91	—	—	—	(16.04)%
	All contract charges	—	49	$5,092	0.00%	—
2017	Lowest contract charge 0.00% Series II	$206.72	—	—	—	13.73%
	Highest contract charge 0.90% Series II	$192.84	—	—	—	12.71%
	All contract charges	—	39	$5,917	0.00%	—
2016	Lowest contract charge 0.00% Series II	$181.77	—	—	—	11.84%
	Highest contract charge 0.90% Series II	$171.10	—	—	—	10.83%
	All contract charges	—	32	$4,613	0.00%	—
2015	Lowest contract charge 0.00% Series II	$162.53	—	—	—	(5.74)%
	Highest contract charge 0.90% Series II	$154.38	—	—	—	(6.59)%
	All contract charges	—	34	$4,376	0.00%	—

Ivy VIP Global Equity Income
2019	Lowest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	Highest contract charge 0.00% Class II	$216.37	—	—	—	23.15%
	All contract charges	—	28	$686	2.68%	—
2018	Lowest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	Highest contract charge 0.00% Class II	$175.70	—	—	—	(11.68)%
	All contract charges	—	29	$521	1.72%	—
2017	Lowest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	Highest contract charge 0.00% Class II	$198.93	—	—	—	15.56%
	All contract charges	—	30	$1,020	1.15%	—
2016	Lowest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	Highest contract charge 0.00% Class II	$172.14	—	—	—	6.95%
	All contract charges	—	26	$744	1.39%	—
2015	Lowest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	Highest contract charge 0.00% Class II	$160.95	—	—	—	(2.06)%
	All contract charges	—	25	$524	1.27%	—

FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Ivy VIP High Income
2019	Lowest contract charge 0.00% Class II	$133.06	—	—	—	11.19%
	Highest contract charge 0.90% Class II	$125.30	—	—	—	10.19%
	All contract charges	—	789	$41,445	6.52%	—
2018	Lowest contract charge 0.00% Class II	$119.67	—	—	—	(2.11)%
	Highest contract charge 0.90% Class II	$113.71	—	—	—	(3.00)%
	All contract charges	—	722	$35,498	6.23%	—
2017	Lowest contract charge 0.00% Class II	$122.25	—	—	—	6.68%
	Highest contract charge 0.90% Class II	$117.23	—	—	—	5.73%
	All contract charges	—	556	$32,857	5.40%	—
2016	Lowest contract charge 0.00% Class II	$114.60	—	—	—	16.19%
	Highest contract charge 0.90% Class II	$110.88	—	—	—	15.14%
	All contract charges	—	463	$28,761	6.74%	—
2015	Lowest contract charge 0.00% Class II	$98.63	—	—	—	(6.51)%
	Highest contract charge 0.90% Class II	$96.30	—	—	—	(7.35)%
	All contract charges	—	369	$20,390	6.02%	—

Ivy VIP Small Cap Growth
2019	Lowest contract charge 0.00% Class II	$237.38	—	—	—	23.37%
	Highest contract charge 0.90% Class II	$217.46	—	—	—	22.26%
	All contract charges	—	115	$14,853	0.00%	—
2018	Lowest contract charge 0.00% Class II	$192.42	—	—	—	(4.11)%
	Highest contract charge 0.90% Class II	$177.87	—	—	—	(4.98)%
	All contract charges	—	98	$12,355	0.38%	—
2017	Lowest contract charge 0.00% Class II	$200.67	—	—	—	23.12%
	Highest contract charge 0.90% Class II	$187.20	—	—	—	22.01%
	All contract charges	—	81	$12,406	0.00%	—
2016	Lowest contract charge 0.00% Class II	$162.99	—	—	—	2.91%
	Highest contract charge 0.90% Class II	$153.43	—	—	—	1.99%
	All contract charges	—	72	$8,691	0.00%	—
2015	Lowest contract charge 0.00% Class II	$158.38	—	—	—	1.88%
	Highest contract charge 0.90% Class II	$150.43	—	—	—	0.97%
	All contract charges	—	75	$8,951	0.00%	—

Lord Abbett Series Fund - Bond Debenture Portfolio
2019	Lowest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	Highest contract charge 0.00% Class VC Shares(v)	$104.15	—	—	—	2.11%
	All contract charges	—	—	—	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.00% Service Class	$286.39	—	—	—	31.25%
	Highest contract charge 0.90% Service Class	$262.36	—	—	—	30.07%
	All contract charges	—	16	$4,515	0.48%	—
2018	Lowest contract charge 0.00% Service Class	$218.20	—	—	—	(5.71)%
	Highest contract charge 0.90% Service Class	$201.71	—	—	—	(6.56)%
	All contract charges	—	14	$3,162	0.42%	—
2017	Lowest contract charge 0.00% Service Class	$231.41	—	—	—	23.02%
	Highest contract charge 0.90% Service Class	$215.88	—	—	—	21.92%
	All contract charges	—	18	$4,027	0.57%	—
2016	Lowest contract charge 0.00% Service Class	$188.10	—	—	—	8.32%
	Highest contract charge 0.80% Service Class	$178.26	—	—	—	7.45%
	All contract charges	—	15	$2,618	0.57%	—
2015	Lowest contract charge 0.00% Service Class	$173.66	—	—	—	(0.05)%
	Highest contract charge 0.80% Service Class	$165.90	—	—	—	(0.84)%
	All contract charges	—	13	$2,199	0.70%	—

FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.00% Service Class	$339.48	—	—	—	39.59%
	Highest contract charge 0.90% Service Class	$311.00	—	—	—	38.33%
	All contract charges	—	36	$11,873	0.36%	—
2018	Lowest contract charge 0.00% Service Class	$243.20	—	—	—	0.57%
	Highest contract charge 0.90% Service Class	$224.83	—	—	—	(0.33)%
	All contract charges	—	26	$5,987	0.32%	—
2017	Lowest contract charge 0.00% Service Class	$241.81	—	—	—	28.10%
	Highest contract charge 0.90% Service Class	$225.58	—	—	—	26.95%
	All contract charges	—	20	$4,741	0.41%	—
2016	Lowest contract charge 0.00% Service Class	$188.77	—	—	—	5.84%
	Highest contract charge 0.90% Service Class	$177.69	—	—	—	4.89%
	All contract charges	—	19	$3,765	0.40%	—
2015	Lowest contract charge 0.00% Service Class(b)	$178.35	—	—	—	(1.63)%
	Highest contract charge 0.90% Service Class(b)	$169.40	—	—	—	(2.31)%
	All contract charges	—	13	$2,155	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IA	$520.07	—	—	—	33.35%
	Highest contract charge 0.90% Class IA	$503.13	—	—	—	32.15%
	All contract charges	—	422	$493,784	0.76%	—
2018	Lowest contract charge 0.00% Class IA	$390.01	—	—	—	(0.21)%
	Highest contract charge 0.90% Class IA	$380.73	—	—	—	(1.11)%
	All contract charges	—	442	$396,908	0.13%	—
2017	Lowest contract charge 0.00% Class IA	$390.83	—	—	—	30.35%
	Highest contract charge 0.90% Class IA	$385.02	—	—	—	29.18%
	All contract charges	—	466	$423,844	0.16%	—
2016	Lowest contract charge 0.00% Class IA	$299.83	—	—	—	3.44%
	Highest contract charge 0.90% Class IA	$298.04	—	—	—	2.51%
	All contract charges	—	498	$351,429	0.53%	—
2015	Lowest contract charge 0.00% Class IA	$289.86	—	—	—	3.99%
	Highest contract charge 0.90% Class IA	$290.74	—	—	—	3.06%
	All contract charges	—	542	$373,360	0.16%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.00% Class IB	$264.88	—	—	—	33.35%
	Highest contract charge 0.60% Class IB	$234.93	—	—	—	32.55%
	All contract charges	—	160	$39,428	0.76%	—
2018	Lowest contract charge 0.00% Class IB	$198.63	—	—	—	(0.21)%
	Highest contract charge 0.60% Class IB	$177.24	—	—	—	(0.81)%
	All contract charges	—	168	$31,185	0.13%	—
2017	Lowest contract charge 0.00% Class IB	$199.05	—	—	—	30.35%
	Highest contract charge 0.60% Class IB	$178.69	—	—	—	29.57%
	All contract charges	—	175	$32,450	0.16%	—
2016	Lowest contract charge 0.00% Class IB	$152.70	—	—	—	3.43%
	Highest contract charge 0.60% Class IB	$137.91	—	—	—	2.82%
	All contract charges	—	178	$25,303	0.53%	—
2015	Lowest contract charge 0.00% Class IB	$147.63	—	—	—	3.99%
	Highest contract charge 0.60% Class IB	$134.13	—	—	—	3.37%
	All contract charges	—	194	$26,699	0.16%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IA	$191.46	—	—	—	7.38%
	Highest contract charge 0.60% Class IA	$181.19	—	—	—	6.74%
	All contract charges	—	193	$19,616	2.14%	—
2018	Lowest contract charge 0.00% Class IA	$178.30	—	—	—	(0.40)%
	Highest contract charge 0.60% Class IA	$169.75	—	—	—	(1.00)%
	All contract charges	—	187	$19,048	2.71%	—

FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Core Bond (Continued)
2017	Lowest contract charge 0.00% Class IA	$179.01	—	—	—	3.00%
	Highest contract charge 0.60% Class IA	$171.47	—	—	—	2.38%
	All contract charges	—	180	$20,013	2.08%	—
2016	Lowest contract charge 0.00% Class IA	$173.80	—	—	—	2.64%
	Highest contract charge 0.60% Class IA	$167.48	—	—	—	2.02%
	All contract charges	—	169	$20,450	2.08%	—
2015	Lowest contract charge 0.00% Class IA	$169.33	—	—	—	0.12%
	Highest contract charge 0.60% Class IA	$164.16	—	—	—	(0.47)%
	All contract charges	—	159	$20,844	1.92%	—

Multimanager Core Bond
2019	Lowest contract charge 0.00% Class IB	$197.36	—	—	—	7.38%
	Highest contract charge 0.90% Class IB	$167.72	—	—	—	6.41%
	All contract charges	—	231	$42,942	2.14%	—
2018	Lowest contract charge 0.00% Class IB	$183.79	—	—	—	(0.40)%
	Highest contract charge 0.90% Class IB	$157.61	—	—	—	(1.30)%
	All contract charges	—	236	$40,858	2.71%	—
2017	Lowest contract charge 0.00% Class IB	$184.52	—	—	—	3.00%
	Highest contract charge 0.90% Class IB	$159.68	—	—	—	2.08%
	All contract charges	—	256	$44,615	2.08%	—
2016	Lowest contract charge 0.00% Class IB	$179.14	—	—	—	2.64%
	Highest contract charge 0.90% Class IB	$156.43	—	—	—	1.72%
	All contract charges	—	292	$49,249	2.08%	—
2015	Lowest contract charge 0.00% Class IB	$174.54	—	—	—	0.13%
	Highest contract charge 0.90% Class IB	$153.79	—	—	—	(0.77)%
	All contract charges	—	304	$50,153	1.92%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IA	$607.84	—	—	—	32.96%
	Highest contract charge 0.60% Class IA	$333.42	—	—	—	32.16%
	All contract charges	—	23	$13,915	0.00%	—
2018	Lowest contract charge 0.00% Class IA	$457.16	—	—	—	(5.77)%
	Highest contract charge 0.60% Class IA	$252.28	—	—	—	(6.34)%
	All contract charges	—	25	$11,157	0.00%	—
2017	Lowest contract charge 0.00% Class IA	$485.17	—	—	—	26.67%
	Highest contract charge 0.60% Class IA	$269.36	—	—	—	25.91%
	All contract charges	—	27	$12,687	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$383.02	—	—	—	6.79%
	Highest contract charge 0.60% Class IA	$213.93	—	—	—	6.15%
	All contract charges	—	28	$10,529	0.10%	—
2015	Lowest contract charge 0.00% Class IA	$358.68	—	—	—	(1.51)%
	Highest contract charge 0.60% Class IA	$201.54	—	—	—	(2.10)%
	All contract charges	—	31	$10,804	0.00%	—

Multimanager Mid Cap Growth
2019	Lowest contract charge 0.00% Class IB	$536.78	—	—	—	32.96%
	Highest contract charge 0.90% Class IB	$294.49	—	—	—	31.76%
	All contract charges	—	58	$21,149	0.00%	—
2018	Lowest contract charge 0.00% Class IB	$403.71	—	—	—	(5.77)%
	Highest contract charge 0.90% Class IB	$223.50	—	—	—	(6.63)%
	All contract charges	—	58	$15,468	0.00%	—
2017	Lowest contract charge 0.00% Class IB	$428.45	—	—	—	26.66%
	Highest contract charge 0.90% Class IB	$239.36	—	—	—	25.52%
	All contract charges	—	60	$16,955	0.00%	—
2016	Lowest contract charge 0.00% Class IB	$338.26	—	—	—	6.78%
	Highest contract charge 0.90% Class IB	$190.69	—	—	—	5.82%
	All contract charges	—	88	$19,160	0.10%	—
2015	Lowest contract charge 0.00% Class IB	$316.79	—	—	—	(1.52)%
	Highest contract charge 0.90% Class IB	$180.20	—	—	—	(2.41)%
	All contract charges	—	97	$19,711	0.00%	—

FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IA	$500.84	—	—	—	24.97%
	Highest contract charge 0.60% Class IA	$298.41	—	—	—	24.22%
	All contract charges	—	37	$10,018	1.35%	—
2018	Lowest contract charge 0.00% Class IA	$400.77	—	—	—	(12.75)%
	Highest contract charge 0.60% Class IA	$240.23	—	—	—	(13.27)%
	All contract charges	—	35	$8,377	0.75%	—
2017	Lowest contract charge 0.00% Class IA	$459.32	—	—	—	9.28%
	Highest contract charge 0.60% Class IA	$277.00	—	—	—	8.63%
	All contract charges	—	35	$10,131	0.76%	—
2016	Lowest contract charge 0.00% Class IA	$420.32	—	—	—	19.09%
	Highest contract charge 0.60% Class IA	$255.00	—	—	—	18.38%
	All contract charges	—	39	$10,599	1.02%	—
2015	Lowest contract charge 0.00% Class IA	$352.93	—	—	—	(5.54)%
	Highest contract charge 0.60% Class IA	$215.41	—	—	—	(6.11)%
	All contract charges	—	40	$9,746	0.68%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.00% Class IB	$328.00	—	—	—	24.97%
	Highest contract charge 0.90% Class IB	$278.73	—	—	—	23.84%
	All contract charges	—	86	$25,955	1.35%	—
2018	Lowest contract charge 0.00% Class IB	$262.46	—	—	—	(12.75)%
	Highest contract charge 0.90% Class IB	$225.07	—	—	—	(13.53)%
	All contract charges	—	103	$24,756	0.75%	—
2017	Lowest contract charge 0.00% Class IB	$300.80	—	—	—	9.27%
	Highest contract charge 0.90% Class IB	$260.30	—	—	—	8.29%
	All contract charges	—	111	$30,843	0.76%	—
2016	Lowest contract charge 0.00% Class IB	$275.28	—	—	—	19.08%
	Highest contract charge 0.90% Class IB	$240.37	—	—	—	18.01%
	All contract charges	—	144	$36,624	1.02%	—
2015	Lowest contract charge 0.00% Class IB	$231.18	—	—	—	(5.55)%
	Highest contract charge 0.90% Class IB	$203.69	—	—	—	(6.40)%
	All contract charges	—	161	$34,517	0.68%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IA	$997.39	—	—	—	37.87%
	Highest contract charge 0.60% Class IA	$500.61	—	—	—	37.04%
	All contract charges	—	67	$28,563	0.15%	—
2018	Lowest contract charge 0.00% Class IA	$723.43	—	—	—	2.29%
	Highest contract charge 0.60% Class IA	$365.30	—	—	—	1.68%
	All contract charges	—	68	$23,252	0.16%	—
2017	Lowest contract charge 0.00% Class IA	$707.20	—	—	—	39.12%
	Highest contract charge 0.60% Class IA	$359.27	—	—	—	38.29%
	All contract charges	—	42	$22,064	0.00%	—
2016	Lowest contract charge 0.00% Class IA	$508.34	—	—	—	8.95%
	Highest contract charge 0.60% Class IA	$259.80	—	—	—	8.30%
	All contract charges	—	43	$17,008	0.01%	—
2015	Lowest contract charge 0.00% Class IA	$466.60	—	—	—	6.29%
	Highest contract charge 0.60% Class IA	$239.90	—	—	—	5.65%
	All contract charges	—	45	$16,131	0.00%	—

Multimanager Technology
2019	Lowest contract charge 0.00% Class IB	$810.86	—	—	—	37.87%
	Highest contract charge 0.90% Class IB	$424.76	—	—	—	36.63%
	All contract charges	—	276	$139,845	0.15%	—
2018	Lowest contract charge 0.00% Class IB	$588.13	—	—	—	2.29%
	Highest contract charge 0.90% Class IB	$310.88	—	—	—	1.37%
	All contract charges	—	293	$107,753	0.16%	—
2017	Lowest contract charge 0.00% Class IB	$574.94	—	—	—	39.12%
	Highest contract charge 0.90% Class IB	$306.69	—	—	—	37.88%
	All contract charges	—	292	$105,528	0.00%	—

FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology (Continued)
2016	Lowest contract charge 0.00% Class IB	$413.27	—	—	—	8.94%
	Highest contract charge 0.90% Class IB	$222.44	—	—	—	7.96%
	All contract charges	—	284	$73,856	0.01%	—
2015	Lowest contract charge 0.00% Class IB	$379.34	—	—	—	6.29%
	Highest contract charge 0.90% Class IB	$206.03	—	—	—	5.34%
	All contract charges	—	301	$71,400	0.00%	—

Natural Resources Portfolio
2019	Lowest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	Highest contract charge 0.00% Class I	$55.07	—	—	—	10.25%
	All contract charges	—	79	$1,356	0.00%	—
2018	Lowest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	Highest contract charge 0.00% Class II	$49.95	—	—	—	(18.42)%
	All contract charges	—	92	$1,916	0.00%	—
2017	Lowest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	Highest contract charge 0.00% Class I	$61.23	—	—	—	(0.54)%
	All contract charges	—	118	$4,277	0.00%	—
2016	Lowest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	Highest contract charge 0.00% Class II	$61.56	—	—	—	24.82%
	All contract charges	—	102	$3,924	0.00%	—
2015	Lowest contract charge 0.00% Class I	$49.32	—	—	—	(28.84)%
	Highest contract charge 0.00% Class II	$49.32	—	—	—	(28.84)%
	All contract charges	—	86	$2,626	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$69.65	—	—	—	11.35%
	Highest contract charge 0.90% Advisor Class	$63.81	—	—	—	10.36%
	All contract charges	—	165	$11,305	4.35%	—
2018	Lowest contract charge 0.00% Advisor Class	$62.55	—	—	—	(14.21)%
	Highest contract charge 0.90% Advisor Class	$57.82	—	—	—	(14.98)%
	All contract charges	—	154	$9,531	1.97%	—
2017	Lowest contract charge 0.00% Advisor Class	$72.91	—	—	—	2.06%
	Highest contract charge 0.90% Advisor Class	$68.01	—	—	—	1.13%
	All contract charges	—	147	$10,603	10.89%	—
2016	Lowest contract charge 0.00% Advisor Class	$71.44	—	—	—	14.87%
	Highest contract charge 0.90% Advisor Class	$67.25	—	—	—	13.85%
	All contract charges	—	136	$9,580	1.02%	—
2015	Lowest contract charge 0.00% Advisor Class	$62.19	—	—	—	(25.66)%
	Highest contract charge 0.90% Advisor Class	$59.07	—	—	—	(26.34)%
	All contract charges	—	132	$8,067	4.22%	—

T. Rowe Price Equity Income Portfolio
2019	Lowest contract charge 0.00% Class II	$239.36	—	—	—	26.04%
	Highest contract charge 0.90% Class II	$219.28	—	—	—	24.91%
	All contract charges	—	69	$16,187	2.08%	—
2018	Lowest contract charge 0.00% Class II	$189.91	—	—	—	(9.69)%
	Highest contract charge 0.90% Class II	$175.55	—	—	—	(10.51)%
	All contract charges	—	70	$13,050	1.80%	—
2017	Lowest contract charge 0.00% Class II	$210.29	—	—	—	15.73%
	Highest contract charge 0.90% Class II	$196.17	—	—	—	14.69%
	All contract charges	—	68	$13,994	1.51%	—
2016	Lowest contract charge 0.00% Class II	$181.71	—	—	—	18.86%
	Highest contract charge 0.90% Class II	$171.04	—	—	—	17.79%
	All contract charges	—	71	$12,645	1.79%	—
2015	Lowest contract charge 0.00% Class II	$152.88	—	—	—	(7.11)%
	Highest contract charge 0.90% Class II	$145.21	—	—	—	(7.94)%
	All contract charges	—	115	$17,055	1.59%	—

FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2015 Allocation
2019	Lowest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	Highest contract charge 0.00% Class B	$173.49	—	—	—	15.00%
	All contract charges	—	66	$2,298	1.94%	—
2018	Lowest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	Highest contract charge 0.00% Class B	$150.86	—	—	—	(4.31)%
	All contract charges	—	47	$1,710	1.80%	—
2017	Lowest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	Highest contract charge 0.00% Class B	$157.65	—	—	—	11.30%
	All contract charges	—	34	$1,892	1.51%	—
2016	Lowest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	Highest contract charge 0.00% Class B	$141.64	—	—	—	5.63%
	All contract charges	—	14	$288	1.61%	—
2015	Lowest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	Highest contract charge 0.00% Class B	$134.09	—	—	—	(1.91)%
	All contract charges	—	12	$223	2.33%	—

Target 2025 Allocation
2019	Lowest contract charge 0.00% Class B	$193.04	—	—	—	19.37%
	Highest contract charge 0.80% Class B	$126.00	—	—	—	18.43%
	All contract charges	—	174	$14,449	1.94%	—
2018	Lowest contract charge 0.00% Class B	$161.71	—	—	—	(6.15)%
	Highest contract charge 0.80% Class B	$106.39	—	—	—	(6.90)%
	All contract charges	—	154	$9,626	1.77%	—
2017	Lowest contract charge 0.00% Class B	$172.30	—	—	—	15.42%
	Highest contract charge 0.80% Class B	$114.28	—	—	—	14.50%
	All contract charges	—	119	$7,645	1.85%	—
2016	Lowest contract charge 0.00% Class B	$149.28	—	—	—	7.41%
	Highest contract charge 0.80% Class B(a)	$99.81	—	—	—	6.55%
	All contract charges	—	69	$2,092	1.65%	—
2015	Lowest contract charge 0.00% Class B	$138.98	—	—	—	(2.04)%
	Highest contract charge 0.60% Class B(a)	$93.80	—	—	—	(5.65)%
	All contract charges	—	49	$1,261	1.41%	—

Target 2035 Allocation
2019	Lowest contract charge 0.00% Class B	$204.95	—	—	—	22.33%
	Highest contract charge 0.60% Class B	$131.82	—	—	—	21.59%
	All contract charges	—	155	$7,266	1.74%	—
2018	Lowest contract charge 0.00% Class B	$167.54	—	—	—	(7.17)%
	Highest contract charge 0.60% Class B	$108.41	—	—	—	(7.73)%
	All contract charges	—	83	$4,750	1.71%	—
2017	Lowest contract charge 0.00% Class B	$180.49	—	—	—	17.77%
	Highest contract charge 0.60% Class B	$117.49	—	—	—	17.06%
	All contract charges	—	52	$3,313	1.79%	—
2016	Lowest contract charge 0.00% Class B	$153.26	—	—	—	8.03%
	Highest contract charge 0.60% Class B	$100.37	—	—	—	7.38%
	All contract charges	—	30	$1,344	1.57%	—
2015	Lowest contract charge 0.00% Class B	$141.87	—	—	—	(2.03)%
	Highest contract charge 0.60% Class B(a)	$93.47	—	—	—	(5.98)%
	All contract charges	—	24	$864	1.43%	—

Target 2045 Allocation
2019	Lowest contract charge 0.00% Class B	$212.36	—	—	—	24.34%
	Highest contract charge 0.60% Class B	$135.03	—	—	—	23.60%
	All contract charges	—	74	$4,947	1.86%	—
2018	Lowest contract charge 0.00% Class B	$170.79	—	—	—	(7.98)%
	Highest contract charge 0.60% Class B	$109.25	—	—	—	(8.54)%
	All contract charges	—	51	$2,829	1.88%	—

FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2045 Allocation (Continued)
2017	Lowest contract charge 0.00% Class B	$185.61	—	—	—	19.69%
	Highest contract charge 0.60% Class B	$119.45	—	—	—	18.97%
	All contract charges	—	28	$1,776	1.71%	—
2016	Lowest contract charge 0.00% Class B	$155.07	—	—	—	8.69%
	Highest contract charge 0.60% Class B	$100.40	—	—	—	8.04%
	All contract charges	—	15	$753	1.65%	—
2015	Lowest contract charge 0.00% Class B	$142.67	—	—	—	(2.23)%
	Highest contract charge 0.60% Class B(a)	$92.93	—	—	—	(6.52)%
	All contract charges	—	16	$571	1.91%	—

Target 2055 Allocation
2019	Lowest contract charge 0.00% Class B	$144.67	—	—	—	26.79%
	Highest contract charge 0.60% Class B	$140.66	—	—	—	26.03%
	All contract charges	—	33	$1,713	1.81%	—
2018	Lowest contract charge 0.00% Class B	$114.10	—	—	—	(8.79)%
	Highest contract charge 0.60% Class B	$111.61	—	—	—	(9.33)%
	All contract charges	—	15	$937	1.82%	—
2017	Lowest contract charge 0.00% Class B	$125.09	—	—	—	21.79%
	Highest contract charge 0.60% Class B	$123.10	—	—	—	21.07%
	All contract charges	—	8	$606	1.71%	—
2016	Lowest contract charge 0.00% Class B	$102.71	—	—	—	9.51%
	Highest contract charge 0.60% Class B(a)	$101.68	—	—	—	8.85%
	All contract charges	—	2	$264	1.83%	—
2015	Lowest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	Highest contract charge 0.00% Class B(a)	$93.79	—	—	—	(6.70)%
	All contract charges	—	—	$46	3.95%	—

Templeton Developing Markets VIP Fund
2019	Lowest contract charge 0.00% Class 2	$138.90	—	—	—	26.70%
	Highest contract charge 0.90% Class 2	$127.25	—	—	—	25.56%
	All contract charges	—	135	$18,318	1.04%	—
2018	Lowest contract charge 0.00% Class 2	$109.63	—	—	—	(15.80)%
	Highest contract charge 0.90% Class 2	$101.35	—	—	—	(16.56)%
	All contract charges	—	160	$17,140	0.80%	—
2017	Lowest contract charge 0.00% Class 2	$130.20	—	—	—	40.41%
	Highest contract charge 0.90% Class 2	$121.46	—	—	—	39.16%
	All contract charges	—	137	$17,444	0.96%	—
2016	Lowest contract charge 0.00% Class 2	$92.73	—	—	—	17.44%
	Highest contract charge 0.90% Class 2	$87.28	—	—	—	16.39%
	All contract charges	—	104	$9,563	0.81%	—
2015	Lowest contract charge 0.00% Class 2	$78.96	—	—	—	(19.60)%
	Highest contract charge 0.90% Class 2	$74.99	—	—	—	(20.33)%
	All contract charges	—	101	$7,804	1.97%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.00% Class 2	$129.62	—	—	—	2.01%
	Highest contract charge 0.90% Class 2	$118.74	—	—	—	1.09%
	All contract charges	—	668	$48,514	7.12%	—
2018	Lowest contract charge 0.00% Class 2	$127.06	—	—	—	1.94%
	Highest contract charge 0.90% Class 2	$117.46	—	—	—	1.01%
	All contract charges	—	643	$46,400	0.00%	—
2017	Lowest contract charge 0.00% Class 2	$124.64	—	—	—	1.92%
	Highest contract charge 0.90% Class 2	$116.28	—	—	—	1.02%
	All contract charges	—	586	$45,630	0.00%	—
2016	Lowest contract charge 0.00% Class 2	$122.29	—	—	—	2.94%
	Highest contract charge 0.90% Class 2	$115.11	—	—	—	2.01%
	All contract charges	—	529	$41,472	0.00%	—
2015	Lowest contract charge 0.00% Class 2	$118.80	—	—	—	(4.30)%
	Highest contract charge 0.90% Class 2	$112.84	—	—	—	(5.17)%
	All contract charges	—	529	$42,461	7.79%	—

FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Growth VIP Fund
2019	Lowest contract charge 0.00% Class 2	$178.02	—	—	—	15.15%
	Highest contract charge 0.90% Class 2	$163.09	—	—	—	14.12%
	All contract charges	—	29	$4,967	2.77%	—
2018	Lowest contract charge 0.00% Class 2	$154.60	—	—	—	(14.85)%
	Highest contract charge 0.90% Class 2	$142.91	—	—	—	(15.62)%
	All contract charges	—	29	$4,401	1.97%	—
2017	Lowest contract charge 0.00% Class 2	$181.56	—	—	—	18.50%
	Highest contract charge 0.90% Class 2	$169.37	—	—	—	17.44%
	All contract charges	—	30	$5,260	1.60%	—
2016	Lowest contract charge 0.00% Class 2	$153.21	—	—	—	9.62%
	Highest contract charge 0.90% Class 2	$144.22	—	—	—	8.64%
	All contract charges	—	31	$4,575	2.03%	—
2015	Lowest contract charge 0.00% Class 2	$139.77	—	—	—	(6.48)%
	Highest contract charge 0.90% Class 2	$132.75	—	—	—	(7.33)%
	All contract charges	—	33	$4,511	2.55%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.00% Class S Shares	$66.70	—	—	—	11.56%
	Highest contract charge 0.90% Class S Shares	$61.09	—	—	—	10.53%
	All contract charges	—	162	$10,697	0.00%	—
2018	Lowest contract charge 0.00% Class S Shares	$59.79	—	—	—	(28.42)%
	Highest contract charge 0.90% Class S Shares	$55.27	—	—	—	(29.07)%
	All contract charges	—	143	$8,441	0.00%	—
2017	Lowest contract charge 0.00% Class S Shares	$83.53	—	—	—	(1.97)%
	Highest contract charge 0.90% Class S Shares	$77.92	—	—	—	(2.86)%
	All contract charges	—	151	$12,427	0.00%	—
2016	Lowest contract charge 0.00% Class S Shares	$85.21	—	—	—	43.40%
	Highest contract charge 0.90% Class S Shares	$80.21	—	—	—	42.14%
	All contract charges	—	155	$12,986	0.38%	—
2015	Lowest contract charge 0.00% Class S Shares	$59.42	—	—	—	(33.62)%
	Highest contract charge 0.90% Class S Shares	$56.43	—	—	—	(34.23)%
	All contract charges	—	147	$8,559	0.03%	—

Vanguard Variable Insurance Fund - Equity Index Portfolio
2019	Lowest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	Highest contract charge 0.60% Common Shares	$353.83	—	—	—	30.51%
	All contract charges	—	42	$14,834	2.12%	—
2018	Lowest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	Highest contract charge 0.60% Common Shares	$271.11	—	—	—	(5.08)%
	All contract charges	—	48	$13,016	1.56%	—
2017	Lowest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	Highest contract charge 0.60% Common Shares	$285.63	—	—	—	20.93%
	All contract charges	—	31	$8,898	1.78%	—
2016	Lowest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	Highest contract charge 0.60% Common Shares	$236.19	—	—	—	11.14%
	All contract charges	—	31	$7,243	2.38%	—
2015	Lowest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	Highest contract charge 0.60% Common Shares	$212.51	—	—	—	0.66%
	All contract charges	—	37	$7,894	1.66%	—

(a)	Units were made available on May 26, 2015.
(b)	Units were made available on March 27, 2015.
(c)	Units were made available on May 20, 2016.
(d)	Units were made available on May 19, 2017.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Financial Highlights (Concluded)

(h)	EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(i)	EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
(j)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(k)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(l)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(m)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(n)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(p)	EQ/MFS Utilities Series replaced MFS® Utilities Series due to a substitution on October 22, 2018.
(q)	EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(r)	EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
(s)	EQ/Science and Technology, formerly known as EQ/Ivy Science and Technology, replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
(t)	EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
(u)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(v)	Units were made available on July 15, 2019.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Science and Technology	EQ/MFS Technology
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-171

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

Appendix A

Directors and Principal Officers

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of Equitable Financial Life Insurance Company and/or its affiliates in various executive positions during the last five years. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

Name and Principal Business Address	Business Experience Within Past Five Years

Ramon de Oliveira Investment Audit Practice, LLC 580 Park Avenue New York, NY 10065

Mr. de Oliveira has been a director since April 2018 and Chairman of the Board since March 2019. Mr. de Oliveira has been a member of AXA’s Board of Directors since April 2010, and from April 2009 to May 2010, he was a member of AXA’s Supervisory Board. Mr. de Oliveira’s current term of service on AXA’s Supervisory Board expires in 2021. He is also currently a member of the Board of Directors of AllianceBernstein Corporation since May 2017. He is a founder of the consulting firm Investment Audit Practice, LLC, based in New York, NY. From 2002 to 2006, Mr. de Oliveira was an adjunct professor of Finance at Columbia University. Starting in 1977, he spent 24 years at JP Morgan & Co. where he founded and led J.P. Morgan Global Equities and served as Chairman and Chief Executive Officer of JP Morgan Investment Management and Private Bank. He was also a member of the firm’s Management Committee since its inception in 1995. Upon the merger with Chase Manhattan Bank in 2001, Mr. de Oliveira was the only executive from JP Morgan & Co. asked to join the Executive Committee of the new firm with operating responsibilities. Previously, he served as a director of JP Morgan Suisse, American Century Company, Inc., SunGard Data Systems, JACCAR Holdings and The Hartford Insurance Company. Mr. de Oliveira is a director of Equitable and Equitable America since March 2019; prior thereto; from May 2011 to May 2018.

George Stansfield AXA 25, Avenue Matignon 75008 Paris, France

Mr. Stansfield has been a director since April 2018. Since December 1, 2017, Mr. Stansfield has been Deputy Chief Executive Officer (Directeur Général Adjoint) of AXA, and since July 1, 2016, Mr. Stansfield has been Group General Secretary and a member of AXA’s Management Committee. Mr. Stansfield was previously Head of AXA’s Group Human Resources from 2010 to 2016 and was AXA’s Group General Counsel from 2004 to 2016. Prior to 2004, Mr. Stansfield was an attorney in the legal department of AXA Equitable Life for 11 years. Mr. Stansfield holds various directorships within AXA: Chairman of the Supervisory Board of AXA Liabilities Managers (France), GIE AXA (France) and Kamet (France), Chairman of the Management Committee of AXA Venture Partners (France) and director or Management Committee member of AXA ASIA (France) and AXA Life Insurance Co Ltd. (Japan). Mr. Stansfield is also AXA’s permanent representative to the board of AXA Millésimes Finance, Château Petit Village, Château Pichon Longueville, SCI de L’Arlot and Société Belle Hélène. Mr. Stansfield has also served as a director of Equitable and Equitable America since May 2017. Mr. Stansfield is also a Trustee of the American Library of Paris, a non-profit organization and the largest English language lending library on the European mainland.

Daniel G. Kaye 767 Quail Run Inverness, IL 60067

Mr. Kaye has been a director since April 2018. From January 2013 to May 2014, Mr. Kaye served as Interim Chief Financial Officer and Treasurer of HealthEast Care System (“HealthEast”). Prior to joining HealthEast, Mr. Kaye spent 35 years with Ernst & Young LLP (“Ernst & Young”) from which he retired in 2012. Throughout his time at Ernst & Young, where he was an audit partner for 25 years, Mr. Kaye enjoyed a track record of increasing leadership and responsibilities, including serving as the New England Managing Partner and the Midwest Managing Partner of Assurance. Mr. Kaye was a member of the Board of Directors of Ferrellgas Partners L.P. (“Ferrellgas”) from August 2012 to November 2015 where he served on the Audit Committee and Corporate Governance and Nominating Committee (Chair). Mr. Kaye is a Certified Public Accountant and National Association of Corporate Directors (NACD) Board Leadership Fellow. Mr. Kaye is also a director of Equitable and Equitable America since September 2015, AllianceBernstein Corporation since May 2017 and CME Group, Inc. since May 2019. Mr. Kaye currently serves as the Chairman of the Audit Committee of AllianceBernstein Corporation.

Appendix A

Directors and Principal Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Joan Lamm-Tennant Blue Marble Microinsurance 100 Avenue of the Americas, 3rd Fl. New York, NY 10013	Ms. Lamm-Tennant has been a Director since January 2020 and is currently the founder and Chief Executive Officer of Blue Marble Microinsurance. Ms. Lamm-Tennant previously served as a member of the Board of Directors of Selective Insurance Group, Inc. from 1993 to 2015, Ivans, Inc. from 2004 to 2013, Focus Trust Fund from 1995 to 1998, and Turner Investment Advisors from 1996 to 1997. Ms. Lamm-Tennant was previously Adjunct Professor, International Business at The Wharton School of the University of Pennsylvania from 2006 to 2015, where she was the Laurence and Susan Hirsch Chair in International Business, and received the 2016 Wharton MBA Excellence in Teaching award. Prior to The Wharton School, she was concurrently Head, Enterprise Risk Management and Advisor to the MCC Chief Risk Officer at Marsh & McLennan Companies, Inc. from 2009 to 2015; prior thereto, Global Chief Economist and Risk Strategist, Guy Carpenter from 2007 to 2015. Ms. Lamm-Tennant was previously Senior Vice President and President, General Re Capital Consultants at General Reinsurance Corporation from 1999 to 2007; prior thereto, Vice President from 1997 to 1999. Ms. Lamm-Tennant completed her BBA in Accounting and MBA in Finance from St. Mary’s University and a PhD in Finance and Investments from the University of Texas at Austin. She also serves on the Board of Directors of Ambac Financial Group, Inc., Hamilton Insurance Group, Ltd. and Element Fleet Management Corp. Ms. Lamm-Tennant is currently a director of Equitable and Equitable America since January 2020.

Kristi A. Matus 47-C Dana Road Boxford, MA 01921

Ms. Matus has been a director since March 2019. Ms. Matus is an Executive Advisor for Thomas H. Lee Partners L.P since October 2017. From July 2014 to May 2016, Ms. Matus served as Executive Vice President and Chief Financial & Administrative Officer of athenahealth, Inc. (“athenahealth”). Prior to joining athenahealth, Ms. Matus served as Executive Vice President and Head of Government Services of Aetna, Inc. (“Aetna”) from February 2012 to July 2013. Prior to Aetna, she held several senior leadership roles at United Services Automobile Association (“USAA”), including Executive Vice President and Chief Financial Officer from 2008 to 2012. She began her career at the Aid Association for Lutherans, where she held various financial and operational roles for over a decade. Ms. Matus is currently a member of the Board of Directors of Tru Optik Data Corp. (“Tru Optik”) and Cerence, Inc. (“Cerence”). Ms. Matus is also a director of Equitable and Equitable America since September 2015, and AllianceBernstein Corporation since July 2019.

Bertram L. Scott 3601 Hampton Manor Drive Charlotte, NC 28226

Mr. Scott has been a director since March 2019. Mr. Scott served as Senior Vice President of population health of Novant Health, Inc. from February 2015 to May 2019. From November 2012 through December 2014, Mr. Scott served as President and Chief Executive Officer of Affinity Health Plan. From June 2010 to December 2011, Mr. Scott served as President, U.S. Commercial of CIGNA Corporation. Prior thereto, he served as Executive Vice President of TIAA-CREF from 2000 to June 2010 and as President and Chief Executive Officer of TIAA-CREF Life Insurance Company from 2000 to 2007. Mr. Scott is currently a member of the Board of Directors of Becton, Dickinson and Company and Lowe’s Companies, Inc. Mr. Scott is also a director of Equitable America since May 2012, and a director of Equitable since March 2019.

Charles G.T. Stonehill Founding Partner Green & Blue Advisors 285 Central Park West New York, NY 10024

Mr. Stonehill has been a director since April 2018. Mr. Stonehill is Founding Partner of Green & Blue Advisors LLC. He also serves as nonexecutive Vice Chairman of the Board of Directors of Julius Baer Group Ltd. and Bank Julius Baer & Co. Ltd. Mr. Stonehill is a member of the Supervisory Board of Deutsche Boerse AG and a member of the Board of Directors of CommonBond, LLC and of PlayMagnus A/S. During his financial services career, Mr. Stonehill served as the Managing Director of Lazard Frères & Co., LLC, and global head of Lazard Capital Markets from 2002 to 2004. He served as Head of Investment Banking for the Americas of Credit Suisse First Boston from 1997 to 2002 and as Head of European Equities and Equity Capital Markets at Morgan Stanley & Co., Inc., from 1984 to 1997. Mr. Stonehill began his career at JP Morgan in the oil and gas investment banking group, where he worked from 1978 to 1984. Mr. Stonehill is also a director of Equitable since November 2017 and a director of Equitable America since March 2019. Mr. Stonehill is a director of AllianceBernstein Corporation.

Appendix A

Officers — Directors
Name and Principal Business Address	Business Experience Within Past Five Years

Mark Pearson

Mr. Pearson is Chief Executive Officer and President of Equitable Holdings and has been a director since January 2011. Mr. Pearson has been the Chief Executive Officer of Equitable since February 2011. Prior to his current role, Mr. Pearson served from 2008 to 2011 as the President and CEO of AXA Japan. He joined AXA in 1995 with the acquisition of National Mutual Holdings and was appointed Regional Chief Executive of AXA Asia Life in 2001. Before joining AXA, Mr. Pearson spent 20 years in the insurance sector, assuming senior management positions at Hill Samuel, Schroders, National Mutual Holdings and Friends Provident. Mr. Pearson holds several board positions within the Equitable Holdings family of companies, including Equitable, Equitable America and AllianceBernstein Corporation.

Mr. Pearson is a Fellow of the Association of Chartered Certified Accountants.
Other Officers
Name and Principal Business Address	Business Experience Within Past Five Years

Nicholas B. Lane	Nick Lane is President of Equitable, leading the company’s Commercial Businesses and its Marketing and Digital functions. He is a member of the Equitable Holdings (NYSE: EQH) Management Committee.

Mr. Lane has held many leadership roles in his nearly 15-year career with the company. Most recently, he served as CEO and President of AXA Japan, where he was responsible for a $5.4 billion annual revenue business and led a team of 9,000 employees and distributors.

Prior to this, he was Senior Executive Director at Equitable with responsibility across the firm’s commercial divisions. Among his key accomplishments are enhancing the business through product diversification and expanding the firm’s distribution channels through alliances with property and casualty carriers. He also launched fee-based versions of the company’s flagship variable annuity products to meet evolving financial advisor and customer needs.

Mr. Lane also ran global strategy for AXA Group, where he led development and oversight of the company’s five-year strategic plan and M&A portfolio screenings across 60 countries. In addition, he oversaw AXA Group’s asset management business.

Earlier in his career, Mr. Lane was a leader in the sales and marketing practice of the global management consulting firm McKinsey & Company.

Mr. Lane currently serves on the Board of Directors for AllianceBernstein and has previously served on the boards of AXA Investment Managers, AXA Private Equity and AXA Real Estate Management. He has held leadership roles with key professional organizations, including Chairman of the Insured Retirement Institute (IRI) and Director at the Life Insurance Marketing and Research Association (LIMRA).

Before joining the private sector, Mr. Lane served in the United States Marine Corps, earning the rank of Captain. He received an MBA from Harvard Business School and a Bachelor of Arts from Princeton University.

Dave S. Hattem

Dave S. Hattem is Chief Legal Officer and Corporate Secretary of Equitable Holdings (NYSE: EQH) and a member of the Management Committee. Mr. Hattem is responsible for the oversight of the Law Departments of Holdings’ two principal franchises, Equitable and AllianceBernstein, and for helping the Company navigate the legal and regulatory environment to achieve its strategic goals.

Prior to his appointment as Chief Legal Officer, Mr. Hattem served as General Counsel and Secretary of the Company, where he oversaw the compliance, government relations, litigation and governance functions. He was Senior Vice President and Deputy General Counsel from 2004 to 2010.

Mr. Hattem joined the Company in 1994 after serving in senior management positions in the Office of the United States Attorney for the Eastern District of New York. He began as an Assistant United States Attorney in 1985 and went on to become Acting Chief and Deputy Chief of the Criminal Division. He commenced his legal career in 1981 as an associate at Barrett Smith Schapiro Simon & Armstrong.

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Dave S. Hattem (cont.)	Since 2018, Mr. Hattem has served on the Board of AXA Venture Partners, a leading investor in enterprise software, fintech, consumer tech and healthcare. He also serves on the Boards of the Life Insurance Council of New York, where he was Chairman during 2018 and 2019, and the Scholarship and Welfare Fund of Hunter College.

Mr. Hattem received his Juris Doctor degree from Brooklyn Law School, where he was managing editor of the Law Review, and a Bachelor of Arts degree from Hunter College of the City University of New York.

Jeffrey J. Hurd

Jeffrey J. Hurd is Chief Operating Officer of Equitable and a member of the Equitable Holdings (NYSE: EQH) Management Committee. He has strategic oversight for the company’s Human Resources, Information Technology and Communications departments. Mr. Hurd also has responsibility for the company’s Transformation Office, which encompasses key functional areas including operations, data and analytics, procurement and corporate real estate.

Prior to joining Equitable in January 2018, Mr. Hurd served as Executive Vice President and Chief Operating Officer at American International Group, Inc. (AIG). He amassed deep industry experience during his nearly 20-year tenure at AIG, having served as the Chief Human Resources Officer, Chief Administrative Officer, Deputy General Counsel and Head of Asset Management Restructuring. In addition, he was the Chief Administrative Officer for AIG Investments and the interim CEO of AIG Global Real Estate.

Mr. Hurd currently serves on the Board of Directors for AllianceBernstein. He previously has held a variety of board positions, including United Guaranty Corporation, a leading mortgage insurer, and the post-IPO board of AIA Group, a top insurance company in Southeast Asia.

He began his career as an associate at Morgan, Lewis & Bockius.

Mr. Hurd received his Juris Doctor degree from New York University School of Law, and his Bachelor of Arts degree in political science from Union College.

Anders B. Malmström

Anders Malmstrom is Chief Financial Officer of Equitable and a member of the Equitable Holdings (NYSE: EQH) Management Committee. He is responsible for Treasury, Investment Management (General Account and Separate Accounts), Investor Relations, Corporate Development and M&A, Actuarial, Accounting and Controlling, Corporate Tax, Financial Planning and Analysis, Expense Management and Distribution Finance areas.

Mr. Malmstrom joined Equitable in 2012 from AXA Winterthur in Switzerland, where he was a member of the executive board and head of the Life department.

Before joining AXA Winterthur in 2009, Mr. Malmstrom was Head of Product Management, Group Life Insurance, at the Swiss Life Group in Zurich. He spent more than 11 years in management positions with various business divisions at The Swiss Life Group, where he began his insurance career as a developer of actuarial software in 1997.

Mr. Malmstrom holds a master’s degree in mathematics, physics and astronomy from the University of Basel in Switzerland. He also completed a dissertation in mathematics at the University of Aachen in Germany.

Seth P. Bernstein	Seth P. Bernstein was appointed President and Chief Executive Officer of AllianceBernstein (AB) in 2017. In 2018, he was appointed Senior Executive Vice President of Equitable Holdings.

Prior to his appointment at AB, Bernstein had a distinguished 32-year career at JPMorgan Chase, most recently as managing director and global head of Managed Solutions & Strategy at J.P. Morgan Asset Management. In this role, he was responsible for the management of all discretionary assets within the Private Banking client segment.

Among other roles, Bernstein served as managing director and global head of Fixed Income & Currency for 10 years, concluding in 2012.

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Seth P. Bernstein (cont.)	Prior to that, he held the position of chief financial officer at JPMorgan Chase’s Investment Management and Private Banking division. Bernstein holds a BA in political science and economics from Haverford College, and is a member of the Board of Managers of Haverford College.

Kermitt J. Brooks	Kermitt Brooks serves as the General Counsel of Equitable and is a member of the Equitable Holdings (NYSE: EQH) Management Committee. Mr. Brooks leads the legal, regulatory, compliance and government relations functions of Equitable.

Previously, he served as Deputy General Counsel for Equitable, where he expertly managed an array of complex state insurance and federal securities matters.

Prior to joining Equitable, Mr. Brooks served as First Deputy Superintendent and Acting Superintendent for the New York State Insurance Department. He also served as Deputy Attorney General for Operations at the New York State Office of Attorney General.

Mr. Brooks began his career as a Commercial Litigation Associate at Nixon, Hargrave Devans & Doyle, LLP. He is currently a board member of the National Organization of Life and Health Insurance Guarantee Associations, the Association of Life Insurance Counsel and the Insurance Federation of New York.

Mr. Brooks received his Juris Doctor from the University of Michigan Law School, where he was a contributing editor of the Michigan Law Review, and a Bachelor of Arts in international relations from James Madison College at Michigan State University.

William Eckert	William Eckert is Chief Accounting Officer of Equitable Holdings, responsible for the company’s accounting, tax and central finance departments, and a member of the Operating Committee for Equitable.

Prior to joining the company, Mr. Eckert served as Senior Vice President, Corporate Controller and Principal Accounting Officer of Athene Holding Ltd. Previously, Mr. Eckert served as Corporate Controller at ProSight Specialty, and prior to that Chief Accounting Officer of Kohlberg Kravis Roberts & Co. He began his career with Deloitte & Touche LLP and held leadership roles at Selective Insurance Group, Inc. and Prudential Financial, Inc.

Mr. Eckert holds a Bachelor of Science degree in business administration and accountancy from Miami University.

Aaron Sarfatti	Aaron Sarfatti is Chief Risk Officer of Equitable, responsible for the company’s enterprise risk management function. In this role, he ensures that the company’s disciplined approach to risk management helps drive business growth in a manner that delivers value for shareholders and customers. He is also a member of the Operating Committee for Equitable.

Previously, Mr. Sarfatti served as Managing Director and Head of Strategy for the company’s Life, Retirement and Wealth Management businesses.

Mr. Sarfatti has more than 15 years of experience working in financial services, life insurance, asset management and retail banking. Prior to joining Equitable, he served as a partner with global management consulting firm Oliver Wyman in its North American Insurance Practice. This included a four-year role as head of the firm’s New York office, where he led high profile firm engagements, including support of the NAIC’s reform of VA capital standards and of the industry in its engagement with the US Treasury regarding the design of appropriate systemic risk regulations for the life insurance sector.

Mr. Sarfatti received a Bachelor of Science in Engineering degree in computer science, with High Honors, from Princeton University. He has completed all the SOA exams necessary to be a credentialed actuary.

Stephanie Withers	Stephanie Withers is the Chief Auditor of Equitable Holdings and a member of the Equitable Operating Committee. Stephanie leads the Internal Audit function providing insight on the effectiveness of governance, risk management and control processes across the company. She reports to the CEO of Equitable Holdings and the Audit Committee of the Board of Directors.

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Stephanie Withers (cont.)	Before joining Equitable Holdings, Stephanie was Chief Credit Review Officer at SunTrust Bank, where she led the Internal Audit function and held positions in the Credit Review, Audit Services and Treasury departments. She helped engineer the transformation of the Internal Audit function into a high stature valued business partner. Earlier in her career, Stephanie spent more than a decade at The Coca-Cola Company in a variety of leadership roles.

Stephanie received a master’s degree in International Management from the Thunderbird School of Global Management in Glendale, Arizona, and a Bachelor of Arts in French Literature from Scripps College in Claremont, California.

Robin M. Raju

Robin M. Raju is Business Area Chief Financial Officer for Equitable’s commercial businesses and a member of the company’s Operating Committee. He also serves as Treasurer of Equitable Holdings, overseeing capital management, dividend strategy, banking relationships and financial strategy.

Throughout his career, Mr. Raju has focused on strategic growth and efficiency leading to the creation of long-term value for customers. Since joining Equitable in 2004, Mr. Raju has held positions in the Office of the CEO, the AXA Equitable Funds Management Group, LLC, and with Equitable Advisors Broker Dealer. He also spent three years at AXA Global Life and Savings at AXA S.A. headquarters in Paris.

Prior to joining the company, Mr. Raju was a municipal bond broker. He serves on the board of AXA Strategic Ventures.

Mr. Raju received a Bachelor of Science in finance and economics from the University of Scranton.

Yun (“Julia”) Zhang

Vice President and Assistant Treasurer (since September 2014), Equitable America (since September 2017). Vice President and Assistant Treasurer, AXA Financial, Inc. (September 2017 to May 2018). Managing Director and Treasurer, AXA Equitable and AXA Equitable Financial Services (since February 2019); formerly, Lead Director and Treasurer (September 2017 to February 2019), AXA Equitable and AXA Equitable Financial Services. Vice President and Assistant Treasurer (since October 2014, Equitable Holdings, Inc. (formerly known as AXA America Holdings, Inc.); Vice President, Chief Financial Officer and Treasurer (since January 2018), EQ AZ Life Re Company. Vice President and Treasurer (since May 2015), 1740 Advisers, Inc. Treasurer (since July 2015), Separate Account 155, LLC. Treasurer (since October 2014), J.M.R. Realty Services, Inc. Assistant Treasurer (since November 2014), MONY Financial Resources of the Americas Limited. Vice President and Assistant Treasurer (since October 2014), MBT Ltd. Vice President and Assistant Treasurer (since October 2014), MONY International Holdings, LLC. Vice President and Assistant Treasurer (since October 2014), U.S. Financial Life Insurance Company. Vice President, Chief Financial Officer and Treasurer (since January 2018), EQ AZ Life Re Company. Treasurer (since October 2014), Equitable Structured Settlement Corp. Since October 2014, Vice President and Treasurer, 1285 Holdings, LLC, 787 Holdings, LLC, AXA Advisors, LLC, AXA Corporate Solutions Life Reinsurance Company, AXA Distribution Holding Corporation, AXA Network of Puerto Rico, Inc., AXA Network, LLC, CS Life RE Company, Equitable Casualty Insurance Company, Financial Marketing Agency, Inc., MONY Financial Services, Inc., MONY Life Insurance Company of the Americas, Ltd., PlanConnect, LLC.

Appendix A

Other Officers  (continued)

Name and Principal Business Address	Business Experience Within Past Five Years

Steven M. Joenk

Steven M. Joenk is Chief Investment Officer at Equitable and a member of the company’s Operating Committee. He oversees the investment of Equitable’s $75+ billion general account portfolio and the development and implementation of the firm’s derivatives & hedging programs. He also serves as Trustee, Chief Executive Officer and President of the AXA Equitable Funds Management Group, LLC (FMG LLC), a wholly owned subsidiary of Equitable. FMG LLC manages over $100 billion in subadvised funds, which include variable insurance portfolios and mutual funds.

From 2004 to 2008, he served as Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc.

Earlier in his career, Mr. Joenk held senior leadership positions at MeesPierson, Inc., Gabelli Funds, Inc. and Mitchell Hutchins Asset Management, a subsidiary of Paine Webber, Inc.

Mr. Joenk graduated from Washington University with an MBA and BS in chemical engineering.

Appendix A

Appendix B

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)

This supplement updates The prospectuses dated:	which relate to our:

December 19, 1994; May 1, 1995 through May 1, 2000; September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000; June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001; December 1, 2001(2) ; December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (3 supplements); June 10, 2005; June 17, 2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008; May 1, 2008; July 21, 2008; August 15, 2008 (4 supplements); December 1, 2008; January 15, 2009; February 23, 2009; May 1, 2009; August 17, 2009; September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010; May 1, 2010; June 14, 2010; August 25, 2010; February 11, 2011; May 1, 2011; August 25, 2011; February 6, 2012; June 20; 2012; May 1, 2012; July 31, 2012; August 30, 2012; February 15, 2013; May 1, 2013; August 21, 2013; November 12, 2013; February 19, 2014; May 1, 2014; August 18, 2014; February 26, 2015; May 1, 2016; November 15, 2016; May 1, 2017; August 25, 2017; February 16, 2018; May 1, 2018; August 1, 2018; October 16, 2018; November 20, 2018; June 13, 2019; August 2, 2019; November 18, 2019	Incentive Life Plus® Policies

November 27, 1991 and May 1, 1993 through May 1, 2000 and October 18, 1999, as previously supplemented on May 1, 1994 through May 1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4, 2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25, 2005; August 31, 2005; February 23, 2006; May 1, 2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008; May 1, 2008; July 21, 2008; August 15, 2008 (3 supplements); December 1, 2008; January 15, 2009; February 23, 2009; May 1, 2009; August 17, 2009; September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010; May 1, 2010; June 14, 2010; August 25, 2010; February 11, 2011; May 1, 2011; August 25, 2011; February 6, 2012; May 1, 2012; June 20, 2012; July 31, 2012; August 30, 2012; February 15, 2013; May 1, 2013; August 21, 2013; November 12, 2013; February 19, 2014; May 1, 2014; August 18, 2014; February 26, 2015; May 1, 2015; May 1, 2016; November 15, 2016; May 1, 2017; August 25, 2017; February 16, 2018; May 1, 2018; August 1, 2018; October 16, 2018; November 20, 2018; June 13, 2019; August 2, 2019; November 18, 2019

Incentive Life® 2000 and Champion 2000 Policies

B-1

Appendix B

This supplement updates The prospectuses dated:	which relate to our:

August 29, 1989; February 27, 1991; May 1, 1990; May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 – May 1, 2002; May 12, 2000; June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001; February 9, 2001; September 4, 2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25, 2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24, 2007; September 24, 2007; October 19, 2007; February 23, 2008 (Incentive Life® Policies only); May 1, 2008; July 21, 2008 (Incentive Life® Policies only); August 15, 2008 (3 Incentive Life® Policies Supplements); August 15, 2008 (2 Special Offer Policies Supplements); December 1, 2008; January 15, 2009; February 23, 2009 (Incentive Life® Policies only); May 1, 2009; August 17, 2009; September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010 (Incentive Life® Policies only); May 1, 2010 (Incentive Life® Policies only); June 14, 2010; August 25, 2010 (Incentive Life® Policies only); February 11, 2011 (Incentive Life® Policies only); May 1, 2010; August 25, 2011 (Incentive Life® Policies only); February 6, 2012; May 1, 2012; June 20, 2012; July 31, 2012; February 15, 2013 (All Policies except Special Offer Policies); August 30, 2012 (All Policies); May 1, 2013; August 21, 2013; November 12, 2013; February 19, 2014; May 1, 2014; August 18, 2014 (All policies); February 10, 2015 (Incentive Life® Policies only); February 26, 2015 (All policies); May 1, 2015; May 1, 2016; November 15, 2016 (All policies); May 1, 2017; August 25, 2017 (All policies); February 16, 2018 (All policies); May 1, 2018; August 1, 2018; October 16, 2018; November 20, 2018; June 13, 2019; August 2, 2019; November 18, 2019	Incentive Life® Policies and Special Offer Policies(2)
(1)	In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)	This supplement applies only to certain groups.

B-2

Appendix B

Equitable Financial Life Insurance Company

SUPPLEMENT DATED MAY 1, 2020 TO PROSPECTUS DATED MAY 1, 2020 FOR INCENTIVE LIFE® ‘99 AND TO PROSPECTUS SUPPLEMENTS DATED MAY 1, 2020 FOR INCENTIVE LIFE® 2000 AND INCENTIVE LIFE® PLUS

This Supplement concerns an additional investment option under our Incentive Life® ‘99, Incentive Life® 2000 and Incentive Life® Plus policies (“your policy”). The Market Stabilizer Option® (“MSO”) is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the “Segments” of the MSO, each of which has a limited duration (a “Segment Term”). Amounts invested in an MSO Segment may be credited with positive or negative interest based, in part, on the performance of the S&P 500 Price Return Index during the Segment term.

The purpose of this Supplement is solely to add to your base policy prospectus (“Your Policy Prospectus”) a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option® prospectus (“MSO Prospectus”) dated May 1, 2020. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.

Accordingly, you should read this Supplement in conjunction with Your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

No Transfer Charges in Connection with MSO

Although we generally reserve the right to either (i) impose up to a $25 charge for each transfer or (ii) to permit 12 free transfers per policy year and thereafter charge $25 for each transfer, we will never exercise these rights with respect to any transfers into or out of the MSO. The following transfers are not subject to the $25 guaranteed maximum charge nor counted toward the free transfer limit:

•	Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option (“GIO”; also referred to as the “Guaranteed Interest Account”) or to the MSO Holding Account;

•	Transfers from the MSO Holding Account into a new Segment or any variable investment option;

•	Transfers from the variable investment options (also referred to as “investment portfolios”) to the Unloaned GIO to meet the Charge Reserve Amount requirement.

Charges for the MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled “Periodic charges other than underlying trust portfolio operating expenses” in Your Policy Prospectus:

Optional rider charges	When charge is deducted	Maximum amount that may be deducted
Market Stabilizer Option® (MSO)(1)

MSO Variable Index Benefit Charge	Upon allocation to MSO Segment	0.75% of policy account value allocated

MSO Variable Index Segment Account Charge	Monthly (during any MSO Segment Term)	Annual % of your Segment Account Value 1.65%(2)

MSO loan spread	On each policy anniversary (or on loan termination, if earlier)	2% for New York policies 5% for all other policies(3)

MSO Early Distribution Adjustment	On surrender or other distribution (including loan) from an MSO Segment before the Segment Term’s end	75% of Segment Account Value(4)
(1)

Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value,” “Segment Distribution Value” and “Early Distribution Adjustment.”)

EVM 07 (5/20)	Catalog No. 150048 (5/20)
IF/IL99, IL 2000 and IL Plus	#844045

(2)	Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)

We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(4)

The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.

Your policy’s mortality and expense risk charge also applies to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy’s mortality and expense risk charge is deducted on a monthly basis, then the same monthly rate will also be applicable to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy’s mortality and expense risk charge is deducted on a daily basis, then the same daily rate will be applicable to any amounts held in the MSO Holding Account and an equivalent monthly rate will be applicable to the Segment Account Value.

How We Allocate Charges Among Your Investment Options

If you allocate any policy account value to the MSO, our procedures for allocating the policy’s monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled “Managing your allocations” in the Incentive Life® 2000 and Incentive Life® Plus Prospectus Supplements this section is entitled “How we allocate charges among your investment options” (in the Incentive Life® ‘99 Prospectus):

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy’s Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy’s monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.

Growth Cap Rate Available During Initial Year

The section entitled “Growth Cap Rate Available During Initial Year” under “Description of the Market Stabilizer Option” in the MSO Prospectus is deleted in its entirety. All references to a 15% initial year Growth Cap Rate in the MSO Prospectus do not apply if you elect the MSO. The minimum Growth Cap Rate for all contract years is 6%.

Impact of MSO Election on Other Policy Riders and Services

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.

Paid Up Death Benefit Guarantee Endorsement

If a paid up death benefit guarantee (which may be referred to as a “paid up no lapse guarantee”) is included with your policy, and if you elect the paid up death benefit guarantee while any Segment is in effect, the Segment Distribution Value will be used

2

in place of the Segment Account Value in the calculation of your policy account value for purposes of determining the paid up death benefit guarantee face amount. All Segments will be terminated on the effective date of the paid up death benefit guarantee with corresponding Early Distribution Adjustments, and the Segment Distribution Values will be reallocated to the variable investment options available with your policy and to the Unloaned GIO in accordance with your prior directions.

Accelerated Death Benefit Rider

If an accelerated death benefit rider (which may be referred to as a “total and permanent disability accelerated death benefit rider” or a “limited life expectancy accelerated death benefit rider”) is included with your policy, the portion of the cash surrender value that is on lien and is allocated to your values in the variable investment options under your policy and investment in the MSO will be transferred to and maintained as part of the Unloaned GIO. You may tell us how much of the accelerated payment is to be transferred from your value in each variable investment option and your value in the MSO. Units will be redeemed from each variable investment option sufficient to cover the amount of the accelerated payment that is allocated to it and transferred to the Unloaned GIO. Any portion of the payment allocated to the MSO based on your instructions will be deducted from any value in the MSO Holding Account and the individual Segments on a pro-rata basis, based on any value in the MSO Holding Account and the current Segment Distribution Value of each Segment, and transferred to the Unloaned GIO. Any portion of the payment allocated to an individual Segment will cause a corresponding Early Distribution Adjustment of the Segment Account Value. If you do not tell us how to allocate the payment, or if we cannot allocate it based on your directions, we will allocate it based on our rules then in effect. Allocation rules will be provided upon request. Such transfers will occur as of the date we approve an accelerated death benefit payment; there will be no charge for such transfers.

Enhanced Death Benefit Guarantee Rider

If an enhanced death benefit guarantee rider is included with your policy, and if you allocate your net premiums or transfer amounts of your policy to the MSO, the enhanced no lapse guarantee rider must first be terminated. Once terminated, any such enhanced death benefit guarantee rider cannot be restored.

Face Amount Increase Endorsement, Term Insurance Riders, or Cost of Living Riders

If your policy has any of these endorsements or riders that schedule or permit an increase in the face amount of your policy or the face amount of a term insurance rider, or any combination of the two, any such increase during a Segment Term will be subject to the “face amount increases” provision of the MSO rider for purposes of determining the sufficiency of your values in the investment options under your policy including the MSO Holding Account, and the Unloaned GIO, to cover the recalculated Charge Reserve Amount on the effective date of the increase. The same provision will govern the necessity for any transfers to supplement the amount in the Unloaned GIO.

Asset Rebalancing Service

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Incentive Life® is issued by

and is a registered trademark of Equitable Financial Life Insurance Company.

3

PART II

REPRESENTATION REGARDING REASONABLENESS OF

AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

Supplement (in-force A) dated May 1, 2020 relating to Incentive Life Plus Prospectus consisting of 190 pages.

Supplement (in-force - wholesale) dated May 1, 2020 relating to Incentive Life Plus Prospectus consisting of 269 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December  11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and Consent of counsel (see Exhibit 2(a)(i))

Consent of PricewaterhouseCoopers LLP (See Exhibit 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

1-A(1)(a)(i)	Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

1-A(2)	Inapplicable.

1-A(3)(a)	See Exhibit 1-A(8).

1-A(3)(b)	Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(3)(b)(a)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

1-A(3)(b)(b)

Life Product Amendment to Broker-Dealer and General Agent Sales Agreement AMENDMENT, dated as of March 15, 2016, (such date, following execution and delivery by all parties, to be the “Effective Date”), by and among AXA Distributors, LLC (“Distributor”), AXA Advisors, LLC (“Broker-Dealer”) and AXA Network, LLC (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 19, 2019.

1-A(3)(c)	See Exhibit 1-A(8)(i).

1-A(4)	Inapplicable.

+	1-A(5)(a)(i)	Flexible Premium Life Insurance Policy (94-300) (Incentive Life Plus) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(a)(ii)	Flexible Premium Life Insurance Policy (94-300) (Incentive Life Plus) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(b)	Name Change Endorsement (S.97-1), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(c)	Option to Purchase Additional Insurance Rider (R94-204) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(d)	Option to Purchase Additional Insurance Rider (R94-204) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(e)	Substitution of Insured Rider (R94-212) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(f)	Substitution of Insured Rider (R94-212) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(g)	Renewable Term Insurance Rider on the Insured (R94-215) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(h)	Renewable Term Insurance Rider on the Insured (R94-215) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(i)	Disability Rider - Waiver of Monthly Deductions (R94-216) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(j)	Disability Rider - Waiver of Monthly Deductions (R94-216) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(k)	Disability Rider - Waiver of Premiums (R94-216A) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(l)	Disability Rider - Waiver of Premiums (R94-216A) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	State variations not included

+	1-A(5)(m)	Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

+	1-A(5)(n)	Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(o)	Accelerated Death Benefit Rider (R94-102) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(p)	Accelerated Death Benefit Rider (R94-102) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(q)	Designated Insured Option Rider (R91-107) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(r)	Designated Insured Option Rider (R91-107) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(5)(s)	Children’s Term Insurance Rider (R94-218), incorporated herein by reference to Exhibit No. 27.(d)(xvi) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

1-A(5)(t)

Renewable Term Insurance on the Additional Insured Person (R94-217), incorporated herein by reference to Exhibit No. 27.(d)(xviii) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

1-A(5)(u)	Accidental Death Benefit Rider (R94-219), incorporated herein by reference to Exhibit No. 27.(d)(xx) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

1-A(5)(v)	Yearly Renewable Term Insurance on First of Insureds to Die Rider (R94-211), previously filed with this Registration Statement (File No. 333-17663) on April 8, 2003.

1-A(5)(w)	Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (d)(xxviii) to Registration Statement on Form N-4 (File No. 333-103199), filed on April 21, 2010.

1-A(6)(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(6)(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

1-A(7)	Inapplicable.

+	State variations not included

1-A(8)

Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(8)(i)	Schedule of Commissions, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

1-A(9)(a)	Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(9)(b)

Amended and Restated Participation Agreement dated July 15, 2002 among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

1-A(9)(b)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

1-A(9)(b)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

1-A(9)(b)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

1-A(9)(b)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

1-A(9)(b)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

1-A(9)(b)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

1-A(9)(b)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

1-A(9)(b)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

1-A(9)(b)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

1-A(9)(b)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

1-A(9)(b)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

1-A(9)(b)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

1-A(9)(b)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

1-A(9)(b)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

1-A(9)(b)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

1-A(9)(b)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

2-A(9)(b)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

2-A(9)(b)(i)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

2-A(9)(b)(ii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

2-A(9)(b)(iii)

Amendment No.  3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

2-A(9)(b)(iv)

Amendment No.  4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

2-A(9)(b)(v)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

2-A(9)(b)(vi)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

2-A(9)(b)(vi)

Amendment No.  7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

2-A(9)(b)(vii)

Amendment No.  8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

2-A(9)(b)(viii)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

2-A(9)(b)(ix)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

2-A(9)(b)(x)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

2-A(9)(b)(xi)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

1-A(9)(c)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

1-A(9)(c)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

1-A(9)(c)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

1-A(9)(c)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

2-A(9)(c)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

2-A(9)(c)(i)

Amendment No.  1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

2-A(9)(c)(ii)

Amendment No.  2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(iii)

Amendment No.  3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(iv)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(v)

Amendment No.  5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

1-A(9)(d)

Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(d)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

1-A(9)(d)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

1-A(9)(d)(iii)

Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

1-A(9)(d)(iv)

Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

1-A(9)(d)(v)

Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

1-A(9)(e)

Fund Participation Agreement dated October 13, 2009 among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

1-A(9)(f)

Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

1-A(9)(g)

Participation Agreement as of July  1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(g)(i)

Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

1-A(9)(h)

Fund Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(i)

Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(i)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(i)(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

1-A(9)(i)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(i)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(i)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(i)(vi)

(vi) Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

1-A(9)(j)

Fund Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(k)

Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(l)

Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(l)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

1-A(9)(l)(ii)

Fourth Amendment dated August 16, 2019 to the Participation Agreement dated July 20, 2005 by and between AXA Equitable Life Insurance Company, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-229235) filed on February 18, 2020.

1-A(9)(m)

Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(m)(i)

Third Amendment dated October  20, 2009 to the Participation Agreement, (the “Agreement”) dated December  1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(n)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

1-A(9)(n)(i)

Amendment No. 1 dated October  13, 2009 to the Participation Agreement, (the “Agreement”) dated August  7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

1-A(9)(n)(ii)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(n)(iii)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(9)(o)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

1-A(10)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

1-A(10)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

1-A(10)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

1-A(10)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

1-A(10)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

1-A(10)(a)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on April 19, 2001.

1-A(10)(b)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on April 19, 2001.

1-A(10)(c)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

1-A(10)(c)(i)

First Amendment dated as of January  1, 2003, to General Agent Sales Agreement dated January 1,  2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

1-A(10)(c)(ii)

Second Amendment dated as of January  1, 2004, to General Agent Sales Agreement dated January 1,  2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No.  333-05593), filed April 24, 2012.

1-A(10)(c)(iii)

Third Amendment dated as of July  19, 2004, to General Agent Sales Agreement dated as of January 1,  2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

1-A(10)(c)(iv)

Fourth Amendment dated as of November  1, 2004, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

1-A(10)(c)(v)

Fifth Amendment dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form  N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(10)(c)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(10)(c)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

1-A(10)(c)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

1-A(10)(c)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

1-A(10)(c)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-20214), filed on September 9, 2015.

1-A(10)(c)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

1-A(10)(c)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(10)(c)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

1-A(10)(c)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

1-A(10)(d)	Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

1-A(10)(e)	Application EV4-200Y (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(10)(f)	Application EV4-200Y (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(10)(g)

Description of Equitable’s Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

1-A(10)(h)	Illustration of Policy Benefits - Incentive Life, previously filed with this Registration Statement, (File No. 333-17663), on April 30, 1999.

1-A(10)(i)	Illustration of Policy Benefits - Incentive Life Plus, previously filed with this Registration Statement, (File No. 333-17663), on April 30, 1999.

1-A(10)(j)	Illustration of Policy Benefits for Incentive Life, previously filed with this Registration Statement (File No. 333-17663) on April 19, 2001.

1-A(10)k	Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

1-A(10)(l)	Illustration of Policy Benefits for IL COLI, previously filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

1-A(11)	The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

2	Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

3	Inapplicable.

4	Inapplicable.

6	Consent of PricewaterhouseCoopers LLP, filed herewith.

7	Powers of Attorney, filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 22nd day of April, 2020.

SEPARATE ACCOUNT FP OF AXA EQUITABLE
LIFE INSURANCE COMPANY
(REGISTRANT)

By:	AXA EQUITABLE LIFE INSURANCE COMPANY
(DEPOSITOR)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

Attest:	/s/ Shane Daly
Shane Daly, Attorney-in-Fact
Pursuant to Power of Attorney
April 22, 2020

SIGNATURES

As required by the Securities Act of 1933, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 22nd day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Daniel G. Kaye	Kristi Matus	George Stansfield
Joan Lamm-Tennant	Mark Pearson	Ramon de Oliveira
	Charles G.T. Stonehill	Bertram Scott

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact

April 22, 2020